UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number   811-08690

  MassMutual Premier Funds

 (Exact name of registrant as specified in charter)

  100 Bright Meadow Blvd., Enfield, CT                              06082

(Address of principal executive offices)                                                                      (Zip code)

  Eric Wietsma

  100 Bright Meadow Blvd., Enfield, CT                              06082

(Name and address of agent for service)

  Registrant’s telephone number, including area code:   (860) 562-1000

  Date of fiscal year end:   9/30/2018

  Date of reporting period:   6/30/2018

Item 1. Schedule of Investments.

MassMutual Premier U.S. Government Money Market Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 103.7%
Discount Notes — 90.0%
Federal Farm Credit Bank 1.655% 7/09/18, 7/09/18 (a)	$500,000	$499,798
1 mo. USD LIBOR - .080% 1.966% FRN 7/09/18, 11/09/18 (a)	7,000,000	7,001,835
1 mo. USD LIBOR + .045% 2.137% FRN 7/01/18, 11/01/18 (a)	1,075,000	1,075,663
3 mo. USD LIBOR - .220% 2.149% FRN 8/09/18, 11/09/18 (a)	2,000,000	2,001,271
1 mo. USD LIBOR + .140% 2.232% FRN 7/01/18, 8/01/18 (a)	5,000,000	5,001,439
Federal Home Loan Bank 1.770% 7/02/18, 7/02/18 (a)	8,000,000	7,999,227
1.812% 7/13/18, 7/13/18 (a)	3,800,000	3,797,558
1.818% 7/13/18, 7/13/18 (a)	10,000,000	9,993,554
1.848% 7/05/18, 7/05/18 (a)	2,220,000	2,219,439
1.858% 7/06/18, 7/06/18 (a)	5,000,000	4,998,475
1.868% 7/09/18, 7/09/18 (a)	3,000,000	2,998,620
1.868% 7/20/18, 7/20/18 (a)	7,000,000	6,992,864
1.874% 8/01/18, 8/01/18 (a)	4,900,000	4,891,986
1.878% 7/27/18, 7/27/18 (a)	5,800,000	5,791,953
1.883% FRN 7/06/18, 9/06/18 (a) (b)	14,500,000	14,498,395
1.883% 7/11/18, 7/11/18 (a)	7,000,000	6,996,032
1.884% 7/25/18, 7/25/18 (a)	6,800,000	6,791,264
1.885% FRN 7/08/18, 8/08/18 (a) (b)	17,000,000	16,999,999
1.887% FRN 7/13/18, 7/13/18 (a) (b)	13,000,000	13,000,076
1.888% 7/25/18, 7/25/18 (a)	1,440,000	1,438,141
1.888% 7/25/18, 7/25/18 (a)	2,000,000	1,997,418
1.889% 7/18/18, 7/18/18 (a)	190,000	189,823
1.890% 7/20/18, 7/20/18 (a)	2,300,000	2,297,623
1.898% 7/12/18, 7/12/18 (a)	3,650,000	3,647,725
1.900% 7/26/18, 7/26/18 (a)	655,000	654,115
1.900% FRN 7/07/18, 6/07/19 (a) (b)	14,000,000	13,999,991
1.904% 8/01/18, 8/01/18 (a)	300,000	299,501
1.906% FRN 7/12/18, 10/12/18 (a) (b)	15,000,000	15,000,000
1.919% 7/24/18, 7/24/18 (a)	1,000,000	998,740
1.920% 8/01/18, 8/01/18 (a)	800,000	798,656
1.921% 8/01/18, 8/01/18 (a)	8,100,000	8,086,392
1.931% FRN 7/11/18, 1/11/19 (a) (b)	25,000,000	25,000,000
1.932% FRN 7/02/18, 8/02/18 (a) (b)	2,450,000	2,449,983

	Principal Amount	Value
1.943% FRN 7/15/18, 11/15/18 (a) (b)	$11,000,000	$11,000,518
1.944% 9/04/18, 9/04/18 (a)	3,000,000	2,989,495
1.945% FRN 7/18/18, 9/18/18 (a) (b)	10,000,000	9,999,355
1.947% FRN 7/01/18, 11/01/18 (a) (b)	8,000,000	8,000,000
1 mo. USD LIBOR - .130% 1.954% FRN 7/20/18, 7/20/18 (a)	9,500,000	9,500,000
1.954% FRN 7/20/18, 8/20/18 (a) (b)	15,000,000	14,999,817
1.966% 9/07/18, 9/07/18 (a)	2,340,000	2,331,344
1.974% FRN 7/22/18, 4/22/19 (a) (b)	2,000,000	2,000,408
1.995% FRN 7/17/18, 7/17/19 (a) (b)	18,000,000	18,000,071
2.057% 10/26/18, 10/26/18 (a)	1,890,000	1,877,548
2.092% 12/13/18, 12/13/18 (a)	6,000,000	5,943,560
2.153% 12/13/18, 12/13/18 (a)	2,816,000	2,788,732
Federal Home Loan Mortgage Corp. 3 mo. USD LIBOR - .250% 2.109% FRN 7/24/18, 7/24/18 (a)	4,945,000	4,944,987

TOTAL DISCOUNT NOTES (Cost $294,783,391)		294,783,391

Repurchase Agreement — 13.7%
HSBC Securities (USA) Inc., Tri-Party Repurchase Agreement, dated 6/29/18, 2.080%, due 7/02/18 (c)	45,000,000	45,000,000

Time Deposit — 0.0%
Euro Time Deposit 0.350% 7/02/18	10,548	10,548

TOTAL SHORT-TERM INVESTMENTS (Cost $339,793,939)		339,793,939

TOTAL INVESTMENTS — 103.7% (Cost $339,793,939) (d)		339,793,939

Other Assets/(Liabilities) — (3.7)%		(12,112,235)

NET ASSETS — 100.0%		$327,681,704

Abbreviation Legend

FRN	Floating Rate Note

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier U.S. Government Money Market Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	The stated maturity dates reflect demand date and stated maturity date, respectively.
(b)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2018.

(c)

Maturity value of $45,007,800. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 4/15/21, and an aggregate market value, including accrued interest, of $45,904,399.

(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 95.3%

CORPORATE DEBT — 46.0%
Aerospace & Defense — 0.5%
Harris Corp. 2.700% 4/27/20	$3,100,000	$3,072,555

Agriculture — 1.0%
Bunge Ltd. Finance Corp. 3.500% 11/24/20	3,050,000	3,048,211
Imperial Brands Finance PLC 2.950% 7/21/20 (a)	3,128,000	3,095,761

		6,143,972

Airlines — 0.3%
American Airlines Pass-Through Trust, Series 2014-1, Class B, 4.375% 4/01/24	80,213	80,213
Delta Air Lines, Inc. 3.625% 3/15/22	2,160,000	2,135,624

		2,215,837

Auto Manufacturers — 1.6%
Ford Motor Credit Co. LLC 2.835% FRN 4/05/21 (b)	1,560,000	1,565,438
3.589% FRN 2/15/23 (b)	1,580,000	1,589,728
General Motors Financial Co., Inc. 3.250% 1/05/23	3,615,000	3,503,189
Hyundai Capital America 2.400% 10/30/18 (a)	2,350,000	2,346,542
Nissan Motor Acceptance Corp. 1.900% 9/14/21 (a)	1,235,000	1,175,312

		10,180,209

Auto Parts & Equipment — 0.5%
Lear Corp. 5.375% 3/15/24	2,860,000	2,966,561
5.250% 1/15/25	100,000	102,846

		3,069,407

Banks — 7.8%
Banco Santander SA 3.500% 4/11/22	3,200,000	3,121,393
Bancolombia SA 5.950% 6/03/21	1,215,000	1,279,322
Bank of America Corp. 3 mo. USD LIBOR + .930% 2.816% VRN 7/21/23	6,240,000	6,033,623
Barclays PLC 3.710% FRN 5/16/24 (b)	1,295,000	1,284,316
Citigroup, Inc. 3.142% VRN 1/24/23 (b)	3,225,000	3,159,589
Compass Bank 5.500% 4/01/20	3,700,000	3,806,565

	Principal Amount	Value
Discover Bank 3.350% 2/06/23	$2,212,000	$2,155,588
4.200% 8/08/23	1,000,000	1,009,025
First Horizon National Corp. 3.500% 12/15/20	3,420,000	3,431,429
The Goldman Sachs Group, Inc. 2.750% 9/15/20	2,450,000	2,420,786
2.875% 2/25/21	3,850,000	3,799,920
JP Morgan Chase & Co. 4.500% 1/24/22	2,930,000	3,030,827
Macquarie Bank Ltd. 2.850% 1/15/21 (a)	380,000	374,247
Mitsubishi UFJ Financial Group, Inc. 2.665% 7/25/22	3,350,000	3,233,324
Morgan Stanley 3.750% 2/25/23	3,410,000	3,413,866
Regions Financial Corp. 3.200% 2/08/21	2,480,000	2,467,158
Sumitomo Mitsui Financial Group, Inc. 2.058% 7/14/21	1,620,000	1,553,568
2.846% 1/11/22	260,000	253,944
SVB Financial Group 5.375% 9/15/20	225,000	234,551
Synchrony Bank 3.000% 6/15/22	1,970,000	1,897,092
Turkiye Garanti Bankasi AS 4.750% 10/17/19 (a)	1,290,000	1,278,287

		49,238,420

Beverages — 0.7%
Anheuser-Busch InBev Finance, Inc. 2.650% 2/01/21	682,000	672,600
Anheuser-Busch InBev Worldwide, Inc. 3.500% 1/12/24	1,142,000	1,134,948
Maple Escrow Subsidiary, Inc. 4.057% 5/25/23 (a)	1,950,000	1,954,755
Molson Coors Brewing Co. 2.100% 7/15/21	660,000	632,893

		4,395,196

Biotechnology — 0.4%
Celgene Corp. 3.250% 2/20/23	1,876,000	1,832,580
4.000% 8/15/23	924,000	931,847

		2,764,427

Building Materials — 1.2%
Holcim US Finance Sarl & Cie SCS 6.000% 12/30/19 (a)	2,929,000	3,035,612
Martin Marietta Materials, Inc. 2.825% FRN 12/20/19 (b)	540,000	540,891
3 mo. USD LIBOR + .650% 2.979% FRN 5/22/20	980,000	982,394

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Masco Corp. 3.500% 4/01/21	$990,000	$988,701
7.125% 3/15/20	225,000	238,323
Standard Industries, Inc. 5.500% 2/15/23 (a)	1,472,000	1,486,720

		7,272,641

Chemicals — 1.7%
CF Industries, Inc. 7.125% 5/01/20	94,000	99,288
Incitec Pivot Finance LLC 6.000% 12/10/19 (a)	2,227,000	2,302,527
LyondellBasell Industries NV 5.000% 4/15/19	1,553,000	1,568,354
6.000% 11/15/21	1,410,000	1,508,999
RPM International, Inc. 3.450% 11/15/22	43,000	42,360
6.125% 10/15/19	2,422,000	2,504,930
The Sherwin-Williams Co. 2.750% 6/01/22	1,839,000	1,781,982
Syngenta Finance NV 3.698% 4/24/20 (a)	1,165,000	1,160,770

		10,969,210

Commercial Services — 0.3%
S&P Global, Inc. 3.300% 8/14/20	1,700,000	1,701,824

Computers — 0.9%
Dell International LLC/EMC Corp. 3.480% 6/01/19 (a)	1,305,000	1,308,286
4.420% 6/15/21 (a)	980,000	994,330
DXC Technology Co. 2.875% 3/27/20	565,000	560,953
Leidos Holdings, Inc. 4.450% 12/01/20	2,761,000	2,781,707

		5,645,276

Diversified Financial Services — 2.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.950% 2/01/22	1,670,000	1,660,148
4.500% 5/15/21	250,000	254,719
Aircastle Ltd. 5.000% 4/01/23	3,380,000	3,392,675
Ally Financial, Inc. 4.750% 9/10/18	2,470,000	2,474,631
Genpact Luxembourg Sarl 3.700% 4/01/22 (a)	2,640,000	2,579,029
Lazard Group LLC 4.250% 11/14/20	3,115,000	3,175,979

		13,537,181

Electric — 1.7%
Ameren Corp. 2.700% 11/15/20	1,415,000	1,399,363

	Principal Amount	Value
Duke Energy Corp. 1.800% 9/01/21	$1,260,000	$1,206,075
EDP Finance BV 4.125% 1/15/20 (a)	1,395,000	1,406,411
Enel Finance International NV 2.875% 5/25/22 (a)	1,955,000	1,862,777
Entergy Texas, Inc. 2.550% 6/01/21	605,000	591,503
7.125% 2/01/19	1,803,000	1,844,521
Israel Electric Corp. Ltd. 7.250% 1/15/19 (a)	728,000	742,014
Puget Energy, Inc. 6.000% 9/01/21	740,000	791,420
6.500% 12/15/20	634,000	678,952

		10,523,036

Electronics — 0.2%
FLIR Systems, Inc. 3.125% 6/15/21	650,000	642,878
Tech Data Corp. 3.700% 2/15/22	580,000	567,277

		1,210,155

Engineering & Construction — 0.1%
SBA Tower Trust 3.168% 4/09/47 (a)	880,000	860,972

Foods — 0.8%
Danone SA 2.077% 11/02/21 (a)	3,075,000	2,939,629
JBS Investments GmbH 7.750% 10/28/20 (a)	634,000	645,095
Mondelez International Holdings Netherlands BV 2.000% 10/28/21 (a)	1,490,000	1,421,547

		5,006,271

Health Care – Products — 1.0%
Abbott Laboratories 2.900% 11/30/21	1,545,000	1,520,703
3.250% 4/15/23	1,050,000	1,035,263
Becton Dickinson & Co. 3.211% FRN 12/29/20 (b)	3,130,000	3,135,114
Boston Scientific Corp. 2.850% 5/15/20	785,000	779,160

		6,470,240

Health Care – Services — 1.2%
Cigna Corp. 4.000% 2/15/22	971,000	984,569
4.500% 3/15/21	1,805,000	1,843,167
HCA, Inc. 3.750% 3/15/19	3,140,000	3,151,775
Laboratory Corp. of America Holdings 2.625% 2/01/20	1,400,000	1,388,838

		7,368,349

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Home Builders — 0.5%
Lennar Corp. 4.500% 11/15/19	$2,853,000	$2,870,831

Insurance — 3.6%
American International Group, Inc. 3.300% 3/01/21	1,450,000	1,448,976
AmTrust Financial Services, Inc. 6.125% 8/15/23	1,505,000	1,465,237
Athene Global Funding 4.000% 1/25/22 (a)	3,615,000	3,640,913
CNA Financial Corp. 5.750% 8/15/21	1,401,000	1,485,995
Enstar Group Ltd. 4.500% 3/10/22	1,435,000	1,430,418
Jackson National Life Global Funding 2.500% 6/27/22 (a)	2,940,000	2,834,237
Lincoln National Corp. 4.000% 9/01/23	310,000	312,545
6.250% 2/15/20	1,290,000	1,352,188
Nuveen Finance LLC 2.950% 11/01/19 (a)	3,125,000	3,112,810
Reinsurance Group of America, Inc. 5.000% 6/01/21	1,865,000	1,932,804
Trinity Acquisition PLC 3.500% 9/15/21	1,480,000	1,467,900
Willis Towers Watson PLC 5.750% 3/15/21	840,000	885,565
XLIT Ltd. 5.750% 10/01/21	1,335,000	1,424,420

		22,794,008

Internet — 0.5%
Expedia Group, Inc. 5.950% 8/15/20	380,000	398,939
7.456% 8/15/18	2,635,000	2,647,780

		3,046,719

Investment Companies — 0.8%
Ares Capital Corp. 3.875% 1/15/20	1,800,000	1,805,883
FS Investment Corp. 4.000% 7/15/19	1,233,000	1,234,181
TCP Capital Corp. 4.125% 8/11/22	1,805,000	1,722,946

		4,763,010

Leisure Time — 0.5%
Brunswick Corp. 4.625% 5/15/21 (a)	3,130,000	3,130,134

Lodging — 0.4%
Marriott International, Inc. 2.300% 1/15/22	410,000	393,229
2.875% 3/01/21	2,015,000	1,987,024

		2,380,253

	Principal Amount	Value
Machinery – Diversified — 0.4%
CNH Industrial Capital LLC 3.375% 7/15/19	$1,229,000	$1,229,983
3.875% 10/15/21	1,015,000	1,009,925
4.875% 4/01/21	590,000	605,488

		2,845,396

Media — 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.579% 7/23/20	1,545,000	1,543,038
Discovery Communications LLC 2.950% 3/20/23	905,000	865,477
Sirius XM Radio, Inc. 3.875% 8/01/22 (a)	3,125,000	3,015,625

		5,424,140

Mining — 1.5%
Anglo American Capital PLC 3.750% 4/10/22 (a)	1,875,000	1,861,519
Glencore Finance Canada Ltd. 4.250% STEP 10/25/22 (a)	902,000	912,184
Glencore Funding LLC 3.000% 10/27/22 (a)	680,000	651,719
4.125% 5/30/23 (a)	1,680,000	1,676,321
Kinross Gold Corp. 5.125% 9/01/21	1,450,000	1,487,628
5.950% 3/15/24	1,620,000	1,660,500
Newcrest Finance Pty Ltd. 4.200% 10/01/22 (a)	1,470,000	1,471,633

		9,721,504

Office Equipment/Supplies — 0.6%
Pitney Bowes, Inc. 3.625% STEP 10/01/21	3,915,000	3,680,296

Oil & Gas — 0.6%
Antero Resources Corp. 5.375% 11/01/21	629,000	636,862
Continental Resources, Inc. 5.000% 9/15/22	1,850,000	1,874,444
EQT Corp. 3.000% 10/01/22	1,460,000	1,406,347

		3,917,653

Packaging & Containers — 0.5%
Graphic Packaging International LLC 4.750% 4/15/21	3,030,000	3,060,300

Pharmaceuticals — 2.5%
Bayer US Finance II LLC 3.345% FRN 12/15/23 (a) (b)	2,695,000	2,694,860
Cardinal Health, Inc. 3 mo. USD LIBOR + .770% 3.111% FRN 6/15/22	3,145,000	3,141,855

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CVS Health Corp. 2.125% 6/01/21	$2,405,000	$2,311,907
3.700% 3/09/23	835,000	830,766
Express Scripts Holding Co. 3.300% 2/25/21	3,095,000	3,083,650
Shire Acquisitions Investments Ireland DAC 2.400% 9/23/21	735,000	703,662
Teva Pharmaceutical Finance Netherlands III BV 2.200% 7/21/21	3,325,000	3,084,061

		15,850,761

Pipelines — 1.4%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 3.500% 12/01/22	450,000	439,684
Energy Transfer Partners LP 4.200% 9/15/23	3,190,000	3,188,434
EQT Midstream Partners LP 4.750% 7/15/23	1,900,000	1,896,939
The Williams Cos., Inc. 3.700% 1/15/23	3,270,000	3,163,725

		8,688,782

Private Equity — 0.5%
Hercules Capital, Inc. 4.625% 10/23/22	2,895,000	2,890,782

Real Estate Investment Trusts (REITS) — 1.4%
American Tower Corp. 2.250% 1/15/22	465,000	444,557
3.000% 6/15/23	1,520,000	1,457,498
3.300% 2/15/21	1,105,000	1,103,803
Crown Castle International Corp. 3.400% 2/15/21	1,869,000	1,866,811
Digital Realty Trust LP 3.400% 10/01/20	925,000	924,676
Healthcare Trust of America Holdings LP 2.950% 7/01/22	690,000	667,648
Simon Property Group LP 2.350% 1/30/22	1,760,000	1,696,974
Weyerhaeuser Co. 7.375% 10/01/19	510,000	535,900

		8,697,867

Retail — 0.8%
AutoNation, Inc. 3.350% 1/15/21	2,085,000	2,071,344
Dollar Tree, Inc. 3.700% 5/15/23	1,580,000	1,565,820
QVC, Inc. 3.125% 4/01/19	1,449,000	1,447,319

		5,084,483

	Principal Amount	Value
Semiconductors — 0.9%
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.000% 1/15/22	$2,315,000	$2,251,709
Microchip Technology, Inc. 3.922% 6/01/21 (a)	1,255,000	1,257,084
NXP BV/NXP Funding LLC 4.125% 6/01/21 (a)	2,025,000	2,019,938

		5,528,731

Telecommunications — 1.6%
Ericsson LM 4.125% 5/15/22	4,820,000	4,748,127
Hughes Satellite Systems Corp. 6.500% 6/15/19	2,704,000	2,767,409
Sprint Communications, Inc. 9.250% 4/15/22	1,250,000	1,406,250
Verizon Communications, Inc. 2.946% 3/15/22	1,260,000	1,236,638

		10,158,424

Transportation — 0.2%
Ryder System, Inc. 2.250% 9/01/21	170,000	164,181
2.550% 6/01/19	295,000	293,916
2.875% 9/01/20	1,080,000	1,068,150

		1,526,247

Trucking & Leasing — 1.8%
Aviation Capital Group Corp. 2.875% 9/17/18 (a)	3,260,000	3,260,611
DAE Funding LLC 4.000% 8/01/20 (a)	522,000	516,127
GATX Corp. 2.600% 3/30/20	1,475,000	1,457,065
Park Aerospace Holdings Ltd. 5.250% 8/15/22 (a)	3,100,000	3,069,031
Penske Truck Leasing Co. LP/PTL Finance Corp. 2.500% 6/15/19 (a)	1,240,000	1,233,141
3.050% 1/09/20 (a)	1,650,000	1,642,230
3.375% 2/01/22 (a)	50,000	49,282
4.875% 7/11/22 (a)	170,000	176,759

		11,404,246

TOTAL CORPORATE DEBT (Cost $293,774,555)		289,109,745

MUNICIPAL OBLIGATIONS — 0.0%
Louisiana State Public Facilities Authority, Series 2011-A, Class A2, 3 mo. USD LIBOR + 0.900% 3.260% FRN 4/26/27	137,179	137,760

TOTAL MUNICIPAL OBLIGATIONS (Cost $137,179)		137,760

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 46.1%
Automobile ABS — 8.6%
American Credit Acceptance Receivables Trust Series 2018-2, Class A, 2.940% 1/10/22 (a)	$1,720,000	$1,719,565
Series 2017-4, Class C, 2.940% 1/10/24 (a)	2,700,000	2,683,007
AmeriCredit Automobile Receivables Trust, Series 2014-1, Class D 2.540% 6/08/20	710,000	709,883
CarFinance Capital Auto Trust, Series 2015-1A, Class A 1.750% 6/15/21 (a)	49,057	49,009
CPS Auto Trust Series 2016-C, Class A, 1.620% 1/15/20 (a)	40,744	40,727
Series 2017-D, Class A, 1.870% 3/15/21 (a)	419,941	417,655
Series 2018-A, Class A, 2.160% 5/17/21 (a)	182,369	181,724
Series 2016-C, Class B, 2.480% 9/15/20 (a)	710,000	708,816
Series 2015-C, Class B, 2.550% 2/18/20 (a)	178,812	178,811
Series 2017-A, Class B, 2.680% 5/17/21 (a)	1,870,000	1,864,705
Drive Auto Receivables Trust Series 2017-2, Class C, 2.750% 9/15/23	390,000	389,157
Series 2017-1, Class C, 2.840% 4/15/22	630,000	628,986
Series 2018-2, Class B, 3.220% 4/15/22	560,000	560,213
DT Auto Owner Trust Series 2018-1A, Class A, 2.590% 5/17/21 (a)	1,878,554	1,875,450
Series 2018 2A ,Class A, 2.840% 9/15/21 (a)	3,320,000	3,318,376
Series 2018-1A, Class B, 3.040% 1/18/22 (a)	800,000	797,231
Enterprise Fleet Financing LLC Series 2016-1, Class A2, 1.830% 9/20/21 (a)	366,097	365,462
Series 2017-1, Class A3, 2.600% 7/20/22 (a)	530,000	525,844
Exeter Automobile Receivables Trust Series 2018-1A, Class B, 2.750% 4/15/22 (a)	670,000	664,082
Series 2016-3A, Class B, 2.840% 8/16/21 (a)	520,000	519,487

	Principal Amount	Value
Series 2017-1A, Class B, 3.000% 12/15/21 (a)	$630,000	$629,628
Series 2018-2A, Class B, 3.270% 5/16/22 (a)	660,000	659,001
Series 2015-2A, Class C, 3.900% 3/15/21 (a)	1,295,000	1,298,577
First Investors Auto Owner Trust Series 2017-3A, Class B, 2.720% 4/17/23 (a)	890,000	871,686
Series 2018-1A, Class A2, 3.220% 1/17/23 (a)	780,000	779,929
Flagship Credit Auto Trust Series 2015-2, Class A, 1.980% 10/15/20 (a)	59,308	59,246
Series 2015-3, Class A, 2.380% 10/15/20 (a)	353,156	352,710
Series 2016-4, Class B, 2.410% 10/15/21 (a)	2,390,000	2,372,450
Series 2016-3, Class B, 2.430% 6/15/21 (a)	1,150,000	1,143,034
Series 2018-1, Class A, 2.590% 6/15/22 (a)	1,864,865	1,857,029
Series 2016-4, Class C, 2.710% 11/15/22 (a)	890,000	867,543
Series 2016-1, Class A, 2.770% 12/15/20 (a)	275,712	275,780
Series 2017-1, Class B, 2.830% 3/15/23 (a)	1,515,000	1,509,165
Series 2017-4, Class C, 2.920% 11/15/23 (a)	1,800,000	1,765,934
Series 2018-2, Class A, 2.970% 10/17/22 (a)	1,980,100	1,977,870
Series 2018-1, Class B, 3.130% 1/17/23 (a)	3,250,000	3,228,057
Hertz Vehicle Financing LLC Series 2018-1A, Class A, 3.290% 2/25/24 (a)	4,120,000	4,034,594
Series 2018-1A, Class B, 3.600% 2/25/24 (a)	1,420,000	1,380,329
Series 2018-3A, Class B, 4.370% 7/25/24 (a)	950,000	949,650
NextGear Floorplan Master Owner Trust Series 2015-2A, Class A, 2.380% 10/15/20 (a)	780,000	779,347
Series 2016-1A, Class A1, 1 mo. LIBOR + 1.700% 3.773% FRN 4/15/21 (a)	1,250,000	1,263,242
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A 2.310% 12/14/21 (a)	1,690,000	1,677,523
Oscar US Funding Trust II, Series 2015-1A, Class A4 2.440% 6/15/22 (a)	1,020,000	1,016,184

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.700% 3.619% FRN 7/15/20 (a)	$94,366	$94,701
Oscar US Funding Trust V, Series 2016-2A, Class A2A 2.310% 11/15/19 (a)	193,979	193,650
Oscar US Funding Trust VI Series 2017-1A, Class A3, 2.820% 6/10/21 (a)	550,000	547,627
Series 2017-1A, Class A4, 3.300% 5/10/24 (a)	400,000	398,842
Oscar US Funding Trust VIII LLC, Series 2018-1A, Class A2A 2.910% 4/12/21 (a)	840,000	837,413
Prestige Auto Receivables Trust, Series 2015-1, Class B 2.040% 4/15/21 (a)	124,594	124,570
Santander Drive Auto Receivables Trust Series 2016-1, Class B, 2.470% 12/15/20	515,376	515,301
Series 2014-4, Class D, 3.100% 11/16/20	600,000	600,851
Series 2016-1, Class D, 4.020% 4/15/22	1,740,000	1,760,145
Tesla Auto Lease Trust, Series 2018-A, Class B 2.750% 2/20/20 (a)	390,000	388,531

		54,408,329

Commercial MBS — 1.1%
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM, 5.513% VRN 1/12/45 (b)	329,917	329,129
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class A2 3.147% 2/10/47	759,384	760,390
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.951% VRN 7/10/38 (b)	400,718	405,437
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2018-LAQ, Class A, 3.000% FRN 6/15/32 (a) (b)	2,300,000	2,300,658
RETL, Series 2018-RVP, Class A, 3.173% FRN 3/15/33 (a) (b)	1,506,712	1,509,260
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, 5.477% VRN 8/15/39 (b)	40,678	40,516

	Principal Amount	Value
TPG Real Estate Finance Issuer Ltd., Series 2018-FL1, Class A, 2.823% FRN 2/15/35 (a) (b)	$500,000	$499,997
Velocity Commercial Capital Loan Trust, Series 2016-2, Class AFX, 2.997% VRN 10/25/46 (b)	634,911	632,062
Wachovia Bank Commercial Mortgage Trust Series 2006-C26, Class AM, 6.200% VRN 6/15/45 (b)	149,072	149,391
Series 2007-C33, Class AM, 6.209% VRN 2/15/51 (b)	119,735	121,842

		6,748,682

Home Equity ABS — 0.1%
ACE Securities Corp. Series 2005-HE7, Class A2D, 1 mo. USD LIBOR + .660% 2.751% FRN 11/25/35	8,064	8,066
Series 2005-HE5, Class M2, 1 mo. USD LIBOR + .735% 2.826% FRN 8/25/35	62,043	63,068
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .240% 2.331% FRN 10/25/34 (a)	335,856	335,737
Mastr Asset-Backed Securities Trust, Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + ..720% 2.811% FRN 3/25/35	162,934	163,456

		570,327

Other ABS — 18.0%
321 Henderson Receivables I LLC Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200% 2.273% FRN 3/15/41 (a)	249,514	244,962
Series 2006-2A, Class A1, 1 mo. USD LIBOR + .200% 2.273% FRN 6/15/41 (a)	330,224	323,030
Series 2010-3A, Class A, 3.820% 12/15/48 (a)	631,846	630,369
AIMCO CLO, Series 2014-AA, Class AR, 3 mo. USD LIBOR + 1.100% 3.459% FRN 7/20/26 (a)	420,000	420,046
ALM VII Ltd., Series 2012-7A, Class A1R, 3 mo. USD LIBOR + 1.480% 3.828% FRN 10/15/28 (a)	1,290,000	1,298,230
American Tower Trust #1, Series 13, Class 2A 3.070% 3/15/48 (a)	1,400,000	1,365,428
Arbor Realty Commercial Real Estate Notes, Series 2018-FL1, Class A, 3.059% FRN 6/15/28 (a) (b)	880,000	880,059

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Arbys Funding LLC, Series 2015-1A, Class A2 4.969% 10/30/45 (a)	$828,750	$829,940
Avant Loans Funding Trust Series 2017-B, Class A, 2.290% 6/15/20 (a)	565,489	564,786
Series 2018-A, Class A, 3.090% 6/15/21 (a)	1,110,000	1,109,378
Avery Point III CLO Ltd., Series 2013-3A, Class AR, 3 mo. USD LIBOR + 1.120% 3.475% FRN 1/18/25 (a)	1,222,107	1,222,226
BCC Funding XIV LLC, Series 2018-1A, Class A1 2.200% 2/20/19 (a)	3,592,381	3,590,635
Birchwood Park CLO Ltd., Series 2014-1A, Class AR, 3 mo. USD LIBOR + 1.180% 3.528% FRN 7/15/26 (a)	1,010,000	1,010,121
BlueMountain CLO Ltd., Series 2015-2A, Class A1, 3 mo. USD LIBOR + 1.430% 3.785% FRN 7/18/27 (a)	1,475,000	1,475,055
BlueVirgo Trust, Series 2015-1A, Class NOTE 3.000% 12/15/22 (a)	637,961	637,916
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A 2.940% 5/25/29 (a)	466,884	455,317
Capital Automotive LLC, Series 2012-1A, Class A1 3.870% 4/15/47 (a)	612,767	611,556
Castlelake Aircraft Structured Trust, Series 2018-1, Class A 4.125% 6/15/43 (a)	880,000	884,047
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A 2.000% 12/10/23 (a)	192,980	192,015
Citigroup Mortgage Loan Trust Asset Backed Pass-Through Certificates, Series 2005-OPT3, Class M2, 1 mo. USD LIBOR + .675% 2.766% FRN 5/25/35	139,049	139,134
CLI Funding V LLC, Series 2014-1A, Class A 3.290% 6/18/29 (a)	1,225,804	1,206,466
CLI Funding VI LLC, Series 2017-1A, Class A 3.620% 5/18/42 (a)	967,288	953,605
Consumer Installment Loan Trust, Series 2016-LD1, Class A 3.960% 7/15/22 (a)	83,619	83,617

	Principal Amount	Value
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460% 2.551% FRN 9/25/34	$25,276	$25,235
Denali Capital CLO X LLC, Series 2013-1A, Class A1, 3.412% FRN 10/26/27 (a) (b)	1,850,000	1,851,186
Diamond Resorts Owner Trust Series 2013-2, Class A, 2.270% 5/20/26 (a)	598,153	597,591
Series 2014-1, Class A, 2.540% 5/20/27 (a)	105,959	105,746
Series 2015-1, Class A, 2.730% 7/20/27 (a)	143,538	143,263
Series 2014-1, Class B, 2.980% 5/20/27 (a)	174,833	174,220
Series 2015-2, Class A, 2.990% 5/22/28 (a)	284,406	282,409
Series 2016-1, Class A, 3.080% 11/20/28 (a)	954,093	931,777
Series 2015-2, Class B, 3.540% 5/22/28 (a)	155,130	153,561
Domino’s Pizza Master Issuer LLC, Series 2018-1A, Class A2I 4.116% 7/25/48 (a)	970,000	995,490
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A1 1.950% 11/25/39 (a)	104,167	103,704
Drug Royalty Corp., Inc., Series 2012-1, Class A1, 3 mo. USD LIBOR + 5.250% 6.130% FRN 7/15/24 (a)	83,295	83,794
Drug Royalty II LP, Series 2014-1, Class A1, 3 mo. USD LIBOR + 2.850% 5.198% FRN 7/15/23 (a)	216,911	219,092
Elara HGV Timeshare Issuer LLC Series 2017-A, Class A, 2.690% 3/25/30 (a)	591,934	579,162
Series 2016-A, Class A, 2.730% 4/25/28 (a)	1,378,397	1,348,770
Series 2014-A, Class B, 3.020% VRN 2/25/27 (a) (b)	259,968	251,999
Element Rail Leasing I LLC, Series 2014-1A, Class A1 2.299% 4/19/44 (a)	665,526	661,462
Element Rail Leasing II LLC Series 2015-1A, Class A1, 2.707% 2/19/45 (a)	156,469	154,217
Series 2016-1A, Class A1, 3.968% 3/19/46 (a)	484,309	488,489
Entegry New Orleans Storm Recovery Funding I LLC, Series 2015-1, Class A 2.670% 6/01/27	224,079	219,034

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
FRS I LLC, Series 2013-1A, Class A1 1.800% 4/15/43 (a)	$61,010	$60,620
Galaxy XX CLO Ltd., Series 2015-20A, Class AR, 3.359% FRN 4/20/31 (a) (b)	1,500,000	1,493,497
Global SC Finance IV Ltd., Series 2017-1A, Class A 3.850% 4/15/37 (a)	775,046	769,343
Goodgreen Trust Series 2016-1A, Class A, 3.230% 10/15/52 (a)	1,126,592	1,092,263
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (a) (b)	1,883,717	1,892,492
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .645% 2.736% FRN 4/25/35	41,105	41,383
Hercules Capital Funding Trust, Series 2014-1A, Class A 3.524% 4/16/21 (a)	100,981	101,013
Hero Funding Trust Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	1,248,242	1,207,021
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	300,758	296,947
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	794,788	792,691
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	247,683	251,089
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	1,391,204	1,432,670
Hilton Grand Vacations Trust Series 2014-AA, Class A, 1.770% 11/25/26 (a)	294,503	289,376
Series 2013-A, Class A, 2.280% 1/25/26 (a)	217,042	215,547
Series 2017-AA, Class B, 2.960% VRN 12/26/28 (a) (b)	646,367	628,245
Lendmark Funding Trust Series 2017-2A, Class A, 2.800% 5/20/26 (a)	819,957	809,253
Series 2017-1A, Class A, 2.830% 12/22/25 (a)	630,000	624,524
Series 2018-1A, Class A, 3.810% 12/21/26 (a)	930,000	932,527
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825% 2.916% FRN 6/25/35	3,760	3,761
Madison Park Funding XIV Ltd., Series 2014-14A, Class A1R, 3 mo. USD LIBOR + 1.120% 3.479% FRN 7/20/26 (a)	1,200,000	1,200,173

	Principal Amount	Value
Magnetite XI Ltd., Series 2014-11A, Class A1R, 3 mo. USD LIBOR + 1.120% 3.475% FRN 1/18/27 (a)	$1,780,000	$1,780,194
Mariner Finance Issuance Trust Series 2017-BA, Class A, 2.920% 12/20/29 (a)	3,150,000	3,104,339
Series 2017-AA, Class A, 3.620% 2/20/29 (a)	990,000	993,997
Marlette Funding Trust Series 2017-3A, Class A, 2.360% 12/15/24 (a)	512,683	510,585
Series 2017-2A, Class A, 2.390% 7/15/24 (a)	378,940	378,144
Series 2018-1A, Class A, 2.610% 3/15/28 (a)	2,425,087	2,418,234
Series 2017-1A, Class A, 2.827% 3/15/24 (a)	446,029	445,791
Series 2016-1A, Class A, 3.060% 1/17/23 (a)	105,734	105,772
Series 2018-2A, Class A, 3.060% 7/17/28 (a)	830,000	829,999
Mosaic Solar Loans LLC Series 2017-2A, Class D, 0.010% 9/20/42 (a)	640,000	582,376
Series 2018-2GS, Class A, 4.200% 2/20/44 (a)	1,000,000	999,838
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	235,741	240,639
MVW Owner Trust Series 2013-1A, Class A, 2.150% 4/22/30 (a)	240,496	237,165
Series 2014-2, Class A, 2.250% 9/22/31 (a)	539,967	528,546
Series 2016-1A, Class A, 2.250% 12/20/33 (a)	676,480	658,326
Series 2017-1A, Class A, 2.420% 12/20/34 (a)	206,574	201,301
Nations Equipment Finance Funding III LLC, Series 2016-1A, Class A 3.610% 2/20/21 (a)	131,934	131,986
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BR, 3 mo. USD LIBOR + 1.250% 3.598% FRN 1/15/28 (a) (b)	750,000	746,274
New Residential Advance Receivables Trust, Series 2016-T2, Class AT2 2.575% 10/15/49 (a)	4,200,000	4,160,756
NP SPE II LLC, Series 2017-1A, Class A1 3.372% 10/21/47 (a)	515,087	503,872
NRZ Advance Receivables Trust, Series 2016-T4, Class AT4 3.107% 12/15/50 (a)	1,500,000	1,498,555

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oak Hill Credit Partners X Ltd., Series 2014-10A, Class AR, 3 mo. USD LIBOR + 1.130% 3.489% FRN 7/20/26 (a)	$450,000	$450,057
OCP CLO Ltd., Series 2015-8A, Class A2AR, 3.803% FRN 4/17/27 (a) (b)	2,150,000	2,140,553
OHA Loan Funding Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.410% 3.753% FRN 8/15/29 (a)	1,350,000	1,356,946
Orange Lake Timeshare Trust Series 2014-AA, Class A, 2.290% 7/09/29 (a)	83,597	81,320
Series 2016-A, Class A, 2.610% 3/08/29 (a)	504,375	484,851
Series 2016-A, Class B, 2.910% 3/08/29 (a)	897,895	880,595
Oxford Finance Funding Trust Series 2014-1A, Class A, 3.475% 12/15/22 (a)	90,486	89,583
Series 2016-1A, Class A, 3.968% 6/17/24 (a)	700,000	696,885
RAAC, Series 2006-RP2, Class A, 1 mo. USD LIBOR + .250% 2.341% FRN 2/25/37 (a)	72,666	72,578
RR 3 Ltd., Series 2018-3A, Class A1R2, 3.438% FRN 1/15/30 (a) (b)	1,250,000	1,252,836
Sierra Receivables Funding Co. LLC Series 2014-3A, Class A, 2.300% 10/20/31 (a)	523,488	520,403
Series 2015-1A, Class A, 2.400% 3/22/32 (a)	568,143	557,634
Series 2015-3A, Class B, 3.080% 9/20/32 (a)	73,756	73,225
Sierra Timeshare Receivables Funding LLC Series 2015-2A, Class A, 2.430% 6/20/32 (a)	768,376	759,709
Series 2015-3A, Class A, 2.580% 9/20/32 (a)	196,682	193,579
Series 2016-2A, Class B, 2.780% 7/20/33 (a)	1,912,551	1,889,985
Series 2015-1A, Class B, 3.050% 3/22/32 (a)	961,888	956,474
SoFi Consumer Loan Program LLC Series 2017-3, Class A, 2.770% 5/25/26 (a)	1,005,560	997,628
Series 2016-3, Class A, 3.050% 12/26/25 (a)	491,489	489,971
Series 2016-5, Class A, 3.060% 9/25/28 (a)	2,626,310	2,615,515

	Principal Amount	Value
Series 2016-2A, Class A, 3.090% 10/27/25 (a)	$787,131	$785,811
Series 2016-1A, Class A, 3.260% 8/25/25 (a)	1,210,446	1,207,809
Series 2017-2, Class A, 3.280% 2/25/26 (a)	1,092,099	1,091,852
SpringCastle America Funding LLC, Series 2016-AA, Class A 3.050% 4/25/29 (a)	1,162,771	1,158,471
Springleaf Funding Trust, Series 2016-AA, Class A 2.900% 11/15/29 (a)	2,560,000	2,546,810
SPS Servicer Advance Receivables Trust, Series 2016-T1, Class AT1 2.530% 11/16/48 (a)	1,960,000	1,968,977
SVO VOI Mortgage LLC, Series 2012-AA, Class A 2.000% 9/20/29 (a)	368,706	361,458
Symphony CLO XV Ltd., Series 2014-15A, Class AR, 3 mo. USD LIBOR + 1.180% 3.533% FRN 10/17/26 (a)	1,140,000	1,140,140
Taco Bell Funding LLC, Series 2016-1A, Class A2I 3.832% 5/25/46 (a)	1,310,050	1,311,790
TAL Advantage VI LLC, Series 2017-1A, Class A 4.500% 4/20/42	1,117,508	1,139,588
TCI-Symphony CLO Ltd., Series 2016-1A, Class A, 3 mo. USD LIBOR + 1.480% 3.822% FRN 10/13/29 (a)	1,060,000	1,063,776
TLF National Tax Lien Trust, Series 2017-1A, Class A 3.090% 12/15/29 (a)	1,308,482	1,307,652
Trafigura Securitisation Finance PLC Series 2017-1A, Class B, 1 mo. USD LIBOR + 1.700% 3.773% FRN 12/15/20 (a)	670,000	671,212
Treman Park CLO Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.370% 3.729% FRN 4/20/27 (a)	1,960,000	1,960,600
Trinity Rail Leasing LP, Series 2018-1A, Class A1 3.820% 6/17/48 (a)	1,500,000	1,499,447
Trip Rail Master Funding LLC Series 2017-1A, Class A1, 2.709% 8/15/47 (a)	385,286	379,822
Series 2014-1A, Class A2, 4.085% 4/15/44 (a)	1,200,000	1,191,280
Series 2011-1A, Class A2, 6.024% 7/15/41 (a)	2,248,923	2,349,610

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Triton Container Finance IV LLC, Series 2017-2A, Class A 3.620% 8/20/42 (a)	$2,294,391	$2,272,621
Triton Container Finance VI LLC, Series 2018-2A, Class A 4.190% 6/22/43 (a)	1,480,000	1,479,472
VSE VOI Mortgage LLC, Series 2016-A, Class B 2.740% 7/20/33 (a)	835,812	818,460
Welk Resorts LLC Series 2015-AA, Class A, 2.790% 6/16/31 (a)	233,189	228,415
Series 2017-AA, Class B, 3.410% 6/15/33 (a)	1,344,839	1,313,023
Westgate Resorts LLC Series 2014-1A, Class A, 2.150% 12/20/26 (a)	238,859	237,383
Series 2017-1A, Class A, 3.050% 12/20/30 (a)	620,817	615,023
Series 2015-2A, Class A, 3.200% 7/20/28 (a)	466,146	465,940
Series 2018-1A, Class A, 3.380% 12/20/31 (a)	1,100,066	1,098,015

		112,914,047

Student Loans ABS — 14.1%
Academic Loan Funding Trust, Series 2013-1A, Class A, 1 mo. USD LIBOR + .800% 2.891% FRN 12/26/44 (a)	227,225	227,545
Access Group, Inc. Series 2015-1, Class A, 1 mo. USD LIBOR + .700% 2.791% FRN 7/25/56 (a)	769,157	768,093
Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500% 3.591% FRN 7/25/58 (a)	430,000	385,079
AccessLex Institute, Series 2003-A, Class A3, 3 mo. Treasury + 1.200% 3.120% FRN 7/01/38	278,579	263,495
CIT Education Loan Trust, Series 2005-1, Class A3, 3 mo. USD LIBOR + .120% 2.461% FRN 3/15/26	22,347	22,343
College Ave Student Loans LLC, Series 2018-A, Class A1, 0.000% FRN12/26/47 (a) (b)	686,316	686,175
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. USD LIBOR + .490% 2.838% FRN 1/15/37	673,319	631,401
Commonbond Student Loan Trust Series 2016-B, Class A1, 2.730% 10/25/40 (a)	516,965	504,237

	Principal Amount	Value
Series 2018-AGS, Class C, 3.820% 2/25/44 (a)	$490,000	$487,752
Series 2017-AGS, Class C, 5.280% 5/25/41 (a)	1,211,566	1,212,848
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B 2.500% 1/25/30 (a)	287,464	267,389
DRB Prime Student Loan Trust Series 2015-A, Class A3, 2.320% 4/25/30	144,657	143,448
Series 2015-B, Class A3, 2.540% 4/27/26 (a)	157,339	155,027
Series 2016-B, Class A2, 2.890% 6/25/40 (a)	706,852	691,683
Series 2015-A, Class A2, 3.060% 7/25/31 (a)	300,384	298,429
Series 2015-B, Class A2, 3.170% 7/25/31 (a)	385,379	383,883
Series 2015-D, Class A2, 3.200% 1/25/40 (a)	1,375,408	1,374,772
Series 2015-D, Class A1, 1 mo. USD LIBOR + 1.700% 3.791% FRN 1/25/40 (a)	559,086	569,997
Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900% 3.991% FRN 10/25/44 (a)	1,584,932	1,610,147
Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000% 4.091% FRN 4/25/40 (a)	1,189,659	1,222,814
Earnest Student Loan Program LLC Series 2016-C, Class A2, 2.680% 7/25/35 (a)	1,190,289	1,145,650
Series 2016-D, Class A2, 2.720% 1/25/41 (a)	614,273	604,768
Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050% 4.141% FRN 2/26/35 (a)	618,395	642,230
ECMC Group Student Loan Trust Series 2018-1A, Class A, 2.841% FRN 2/27/68 (a) (b)	2,312,787	2,315,679
Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200% 3.291% FRN 12/27/66 (a)	2,295,220	2,333,498
Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350% 3.441% FRN 7/26/66 (a)	1,610,640	1,636,952
Edlinc Student Loan Funding, Series 2017-A, Class A (Acquired 12/22/17, Cost $1,936,440), 3.350% FRN 12/01/47 (a) (b) (c) (d)	1,777,609	1,767,107
ELFI Graduate Loan Program LLC Series 2018-A, Class A1, 2.841% FRN 8/25/42 (a) (b)	1,822,367	1,822,372

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-A, Class B, 4.000% 8/25/42 (a)	$630,000	$613,439
Kentucky Higher Education Student Loan Corp., Series 2015-1, Class A1, 1 mo. USD LIBOR + .750% 2.733% FRN 12/01/31	521,353	520,659
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4, 3 mo. USD LIBOR + .310% 2.602% FRN 9/27/35	145,650	145,287
Laurel Road Prime Student Loan Trust Series 2017-C, Class B, 2.950% 11/25/42 (a)	910,000	875,877
Series 2017-B, Class CFX, 3.610% 8/25/42 (a)	870,451	835,226
Navient Private Education Loan Trust Series 2014-AA, Class A2A, 2.740% 2/15/29 (a)	619,987	610,927
Series 2018-BA, Class A2B, 2.788% FRN 12/15/59 (a) (b)	460,000	459,974
Navient Private Education Refi Loan Trust, Series 2018-A, Class A1 2.530% 2/18/42 (a)	1,277,775	1,267,878
Navient Student Loan Trust Series 2018-1A, Class A3, 2.811% FRN 3/25/67 (a) (b)	2,040,000	2,046,347
Series 2018-2A, Class A3, 2.841% FRN 3/25/67 (a) (b)	1,830,000	1,826,864
Series 2018-3A, Class A3, 2.888% FRN 3/25/67 (a) (b)	2,500,000	2,500,000
Series 2017-5A, Class A, 2.891% FRN 7/26/66 (a) (b)	968,167	977,093
Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150% 3.241% FRN 7/26/66 (a)	1,800,000	1,843,724
Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250% 3.341% FRN 6/25/65 (a)	2,648,381	2,717,680
Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300% 3.391% FRN 3/25/66 (a)	1,400,000	1,451,740
Nelnet Private Education Loan Trust Series 2016-A, Class A1B, 3.600% 12/26/40 (a)	486,248	469,389
Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750% 3.647% FRN 12/26/40 (a)	406,070	406,812
Nelnet Student Loan Trust Series 2013-5A, Class A, 1 mo. USD LIBOR + .630% 2.590% FRN 1/25/37 (a)	508,189	508,592
Series 2018-1A, Class A2, 2.851% FRN 5/25/66 (a) (b)	1,990,000	1,989,998

	Principal Amount	Value
Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500% 3.460% FRN 6/25/54 (a)	$395,000	$370,473
North Carolina State Education Assistance Authority, Series 2011-2, Class A2, 3 mo. USD LIBOR + .800% 3.160% FRN 7/25/25	346,694	348,860
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950% 3.041% FRN 11/25/65 (a)	1,428,186	1,446,463
SLC Private Student Loan Trust, Series 2006-A, Class C, 3 mo. USD LIBOR + .450% 2.798% FRN 7/15/36	567,000	544,094
SLC Student Loan Trust, Series 2005-3, Class B, 3 mo. USD LIBOR + .250% 2.591% FRN 6/15/55	1,586,384	1,487,121
SLM Student Loan Trust Series 2007-5, Class A6, 3 mo. USD LIBOR + .110% 2.470% FRN 1/26/43	480,000	462,663
Series 2007-1, Class A6, 3 mo. USD LIBOR + .140% 2.500% FRN 1/27/42	250,000	241,099
Series 2006-10, Class A6, 3 mo. USD LIBOR + .150% 2.510% FRN 3/25/44	2,410,000	2,324,487
Series 2006-7, Class B, 3 mo. USD LIBOR + .200% 2.560% FRN 1/27/42	3,251,990	3,093,701
Series 2006-10, Class B, 3 mo. USD LIBOR + .220% 2.580% FRN 3/25/44	2,595,251	2,448,853
Series 2005-6, Class B,, 3 mo. USD LIBOR + .290% 2.650% FRN 1/25/44	1,626,575	1,520,184
Series 2003-14, Class A6, 3 mo. USD LIBOR + .300% 2.660% FRN 7/25/25	520,000	518,785
Series 2005-9, Class B, 3 mo. USD LIBOR + .300% 2.660% FRN 1/25/41	1,188,671	1,134,757
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 2.670% FRN 1/25/55	589,728	556,611
Series 2004-3A, Class A6A, 3 mo. USD LIBOR + .550% 2.910% FRN 10/25/64 (a)	2,300,000	2,287,503
Series 2004-10, Class A7A, 3 mo. USD LIBOR + .600% 2.960% FRN 10/25/29 (a)	1,600,000	1,607,000

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2005-9, Class A7A, 3 mo. EURIBOR + .600% 2.960% FRN 1/25/41	$1,820,000	$1,809,306
Series 2003-14, Class A7, 3 mo. USD LIBOR + .600% 2.960% FRN 10/25/65 (a)	5,880,000	5,812,251
Series 2004-8A, Class A6, 3 mo. USD LIBOR + .630% 2.990% FRN 1/25/40 (a)	450,000	452,543
Series 2003-11, Class B, 3 mo. USD LIBOR + .650% 2.991% FRN 12/15/38	463,457	443,465
Series 2005-7, Class A5, 3 mo. USD LIBOR + .750% 3.110% FRN 1/25/40	2,000,000	1,992,500
Series 2003-5, Class A7, 28 day ARS + 2.500% 4.490% FRN 6/17/30	100,000	100,000
SMB Private Education Loan Trust Series 2018-B, Class A2B, 2.804% FRN 1/15/37 (a) (b)	3,000,000	2,999,352
Series 2016-B, Class A2B, 1 mo. USD LIBOR + 1.450% 3.523% FRN 2/17/32 (a)	451,160	460,669
Series 2015-C, Class A3, 1 mo. USD LIBOR + 1.950% 4.023% FRN 8/16/32 (a)	1,350,000	1,411,924
SoFi Professional Loan Program LLC Series 2015-A, Class RC, (Acquired 4/19/17, Cost $1,406,875), 0.000% 3/25/33 (a) (c) (d)	500	737,500
Series 2018-A, Class R1, (Acquired 1/22/18, Cost $1,384,761), 0.000% 2/25/42 (a) (c) (d)	1,928,100	1,384,761
Series 2017-D, Class R1, (Acquired 7/19/17, Cost $1,320,697), 0.000% 9/25/40 (a) (c) (d)	2,333,800	1,400,280
Series 2018-B, Class R1 (Acquired 3/15/18, Cost $932,839), 0.000% 8/26/47 (a) (c) (d) (e)	1,727,800	932,839
Series 2016-C, Class A2B, 2.360% 12/27/32 (a)	280,000	272,057
Series 2016-E, Class A2B, 2.490% 1/25/36 (a)	770,000	751,789
Series 2014-A, Class A2, 3.020% 10/25/27 (a)	99,791	99,354
Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200% 3.291% FRN 6/25/33 (a)	585,488	593,749
Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750% 3.841% FRN 8/25/36 (a)	588,653	606,620

		88,895,932

	Principal Amount	Value
WL Collateral CMO — 4.2%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, 3.829% VRN 8/25/34 (b)	$47,038	$47,583
Countrywide Home Loans, Inc. Series 2004-2, Class 1A1, 3.717% VRN 2/25/34 (b)	23,813	24,084
Series 2003-42, Class 1A1, 3.991% VRN 9/25/33 (b)	5,186	4,714
Deephaven Residential Mortgage Trust Series 2018-1A, Class A2, 3.027% VRN 12/25/57 (a) (b)	1,536,268	1,510,826
Series 2018-2A, Class A3, 3.684% VRN 4/25/58 (a) (b)	2,676,195	2,690,116
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, 4.211% VRN 8/25/34 (b)	9,645	9,647
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 3.618% VRN 8/25/34 (b)	58,219	56,879
JP Morgan Mortgage Trust Series 2018-1, Class A5, 3.500% VRN 6/25/48 (a) (b)	1,026,495	1,014,903
Series 2018-3, Class A5, 3.500% VRN 9/25/48 (a) (b)	1,677,567	1,653,368
Series 2018-4, Class A15, 3.500% VRN 10/25/48 (a) (b)	1,466,916	1,450,419
Series 2017-6, Class A5, 3.500% VRN 12/25/48 (a) (b)	1,566,545	1,549,825
Merrill Lynch Mortgage Investors, Inc. Series 2004-A1, Class IA, 3.560% VRN 2/25/34 (b)	4,784	4,607
Series 2004-A1, Class IIA2, 3.679% VRN 2/25/34 (b)	132,045	131,975
Series 2003-A4, Class IA, 3.955% VRN 7/25/33 (b)	3,619	3,734
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, 4.375% VRN 2/25/34 (b)	281	299
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1, 3.750% VRN 11/25/56 (a) (b)	854,260	856,429
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, (Acquired 2/21/18, Cost $670,000), 4.941% FRN 2/25/23 (a) (b) (c) (d)	670,000	674,037
PSMC Trust Series 2018-1, Class A3, 3.500% VRN 2/25/48 (a) (b)	1,609,778	1,599,303
Series 2018-2, Class A3, 3.500% VRN 6/25/48 (a) (b)	1,640,443	1,614,003
Sequoia Mortgage Trust Series 2015-1, Class A6, 2.500% VRN 1/25/45 (a) (b)	1,304,202	1,268,609

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-3, Class A4, 3.500% VRN 3/25/48 (a) (b)	$1,928,534	$1,906,734
Series 2018-5, Class A4, 3.500% VRN 5/25/48 (a) (b)	1,483,681	1,466,931
Series 2018-CH1, Class A10, 4.000% VRN 2/25/48 (a) (b)	1,329,168	1,343,775
Series 2018-CH2, Class A12, 4.000% VRN 6/25/48 (a) (b)	2,579,886	2,608,214
Shellpoint Co-Originator Trust, Series 2016-1, Class 2A3, 3.000% VRN 10/25/31 (a) (b)	1,942,812	1,872,293
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, 3.854% VRN 3/25/34 (b)	33,302	33,408
TIAA Bank Mortgage Loan Trust, Series 2018-2, Class A4, 3.500% VRN 7/25/48 (a) (b) (c) (e)	860,000	851,669
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400% 2.958% FRN 4/25/44	88,640	91,025

		26,339,409

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $290,991,933)		289,876,726

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 1.0%
Collateralized Mortgage Obligations — 0.8%
Federal Home Loan Mortgage Corp. Series 4491, Class B, 3.000% 8/15/40	1,234,210	1,218,668
Series 4720, Class A, 3.000% 3/15/41	1,014,035	1,001,722
Federal National Mortgage Association Series 2015-80, Class CA, 3.000% 4/25/40	1,630,673	1,608,300
Series 2015-63, Class KA, 3.000% 1/25/41	791,078	783,791
Government National Mortgage Association (b) Series 2014-131, Class BW 2.848% 5/20/41	413,455	428,045

		5,040,526

Pass-Through Securities — 0.2%
Federal Home Loan Mortgage Corp. Pool #1Q0239 1 year CMT + 2.235% 3.797% FRN 3/01/37	257,284	266,301

	Principal Amount	Value
Federal National Mortgage Association Pool #725692 1 year CMT + 2.138% 3.530% FRN 10/01/33	$69,409	$72,484
Pool #888586 1 year CMT + 2.208% 3.645% FRN 10/01/34	152,408	160,325
Pool #775539 12 mo. USD LIBOR + 1.645% 4.179% FRN 5/01/34	55,442	57,728
Pool #725796 5.500% 9/01/19	83,988	84,937
Pool #844564 5.500% 12/01/20	29,743	30,484
Government National Mortgage Association Pool #507545 7.500% 8/15/29	28,362	32,558
Government National Mortgage Association II Pool #82462 1 year CMT + 1.500% 3.375% FRN 1/20/40	166,329	172,382
Pool #82488 1 year CMT + 1.500% 3.375% FRN 3/20/40	198,495	205,731

		1,082,930

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $6,235,745)		6,123,456

U.S. TREASURY OBLIGATIONS — 2.2%
U.S. Treasury Bonds & Notes — 2.2%
U.S. Treasury Note 0.750% 10/31/18	1,100,000	1,095,445
8.000% 11/15/21 (f)	2,820,000	3,302,352
8.125% 8/15/19	2,800,000	2,974,760
8.750% 5/15/20	2,800,000	3,120,726
9.000% 11/15/18	3,300,000	3,381,752

		13,875,035

TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,939,299)		13,875,035

TOTAL BONDS & NOTES (Cost $605,078,711)		599,122,722

TOTAL PURCHASED OPTIONS (#) — 0.9% (Cost $5,197,567)		5,252,810

TOTAL LONG-TERM INVESTMENTS (Cost $610,276,278)		604,375,532

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 6.2%
Commercial Paper — 6.2%
AT&T, Inc. 2.879% 12/06/18 (a)	$4,400,000	$4,347,259
BAT International Finance 2.756% 9/10/18 (a)	5,000,000	4,974,724
Bell Canada 2.721% 10/25/18 (a)	5,000,000	4,957,372
Dominion Resources 2.602% 7/10/18 (a)	5,000,000	4,996,532
Hyundai Capital America 2.653% 9/17/18 (a)	5,000,000	4,972,033
National Grid USA 2.656% 10/03/18 (a)	1,000,000	993,152
Suncor Energy, Inc. 2.705% 7/17/18 (a)	5,000,000	4,994,245
Transcanada Pipelines Ltd. 2.653% 7/17/18 (a)	1,900,000	1,897,813
Tyco Electronics Group SA 2.312% 7/02/18 (a)	5,500,000	5,498,978
WPP CP LLC 2.910% 7/17/18 (a)	1,300,000	1,298,504

		38,930,612

Time Deposit — 0.0%
Euro Time Deposit 0.350% 7/02/18	213,415	213,415

TOTAL SHORT-TERM INVESTMENTS (Cost $39,138,726)		39,144,027

TOTAL INVESTMENTS — 102.4% (Cost $649,415,004) (g)		643,519,559

Other Assets/(Liabilities) — (2.4)%		(14,809,849)

NET ASSETS — 100.0%		$628,709,710

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to a value of $369,437,017 or 58.76% of net assets.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2018.
(c)	Investment was valued using significant unobservable inputs.
(d)	Restricted security. Certain securities are restricted as to resale. At June 30, 2018, these securities amounted to a value of $6,896,524 or 1.10% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2018, these securities amounted to a value of $1,784,508 or 0.28% of net assets.
(f)	A portion of this security is pledged/held as collateral for open futures contracts and open swap agreements. (Note 2).
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

(#)	The Fund had the following open Purchased Swaptions contracts at June 30, 2018:

OTC Counterparty	Units	Notional Amount		Expiration Date	Pay/ Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
Barclays Bank PLC	16,660,000	USD	16,660,000	12/13/32	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Strike 2.44	$832,872	$698,566	$(134,306)
Credit Suisse International	18,600,000	USD	18,600,000	1/31/33	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/02/43, Strike 2.61	892,800	868,682	(24,118)

							1,725,672	1,567,248	(158,424)

Put
Barclays Bank PLC	33,920,000	USD	33,920,000	12/13/32	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Strike 2.94	$1,695,763	$1,848,614	$152,851
Credit Suisse International	37,080,000	USD	37,080,000	1/31/33	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/02/43, Strike 3.11	1,776,132	1,836,948	60,816

							3,471,895	3,685,562	213,667

							$5,197,567	$5,252,810	$55,243

The Fund had the following open Futures contracts at June 30, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Futures Contracts — Long
U.S. Treasury Note 10 Year	9/19/18	556	$66,261,367	$562,883
U.S. Treasury Note 2 Year	9/28/18	1,224	258,979,138	298,488

				$861,371

Futures Contracts — Short
U.S. Treasury Note Ultra 10 Year	9/19/18	198	$(25,003,075)	$(387,331)
U.S. Treasury Note 5 Year	9/28/18	1,250	(140,980,854)	(1,040,631)

				$(1,427,962)

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

The Fund had the following open Swap agreements at June 30, 2018:

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Sell Protection††
OTC Swaps
Goldman Sachs International	USD	1,500,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	$(156,531)	$924	$(155,607)
Goldman Sachs International	USD	400,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	(9,447)	(32,048)	(41,495)
Goldman Sachs International	USD	1,120,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	(19,194)	(96,992)	(116,186)

							$(185,172)	$(128,116)	$(313,288)

Collateral for swap agreements held by Goldman Sachs International amounted to $287,228 in securities at June 30, 2018.

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††

For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 135.8%

CORPORATE DEBT — 2.7%
Auto Manufacturers — 0.9%
Ford Motor Credit Co. LLC 3.589% FRN 2/15/23 (a)	$1,360,000	$1,368,373
General Motors Financial Co., Inc. 3 mo. USD LIBOR + 2.060% 4.408% FRN 1/15/19	1,280,000	1,292,444

		2,660,817

Computers — 0.8%
Dell International LLC/EMC Corp. 3.480% 6/01/19 (b)	800,000	802,014
Hewlett Packard Enterprise Co. 3 mo. USD LIBOR + 1.930% 4.251% FRN 10/05/18	1,300,000	1,305,682

		2,107,696

Health Care – Products — 0.5%
Becton Dickinson & Co. 3.211% FRN 12/29/20 (a)	1,360,000	1,362,222

Pharmaceuticals — 0.5%
Cardinal Health, Inc. 3 mo. USD LIBOR + .770% 3.111% FRN 6/15/22	1,360,000	1,358,640

TOTAL CORPORATE DEBT (Cost $7,470,846)		7,489,375

MUNICIPAL OBLIGATIONS — 0.0%
Louisiana State Public Facilities Authority, Series 2011-A, Class A2, 3 mo. USD LIBOR + 0.900% 3.260% FRN 4/26/27	93,281	93,677

TOTAL MUNICIPAL OBLIGATIONS (Cost $93,282)		93,677

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 45.5%
Auto Floor Plan ABS — 0.7%
Ally Master Owner Trust, Series 2015-2, Class A1, 1 mo. LIBOR + .570% 2.643% FRN 1/15/21	900,000	902,052
Navistar Financial Dealer Note Master Owner Trust II, Series 2016-1, Class A, 1 mo. LIBOR + 1.350% 3.441% FRN 9/27/21 (b)	520,000	521,247
NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A1, 2.713% FRN 2/15/23 (a) (b)	530,000	530,816

		1,954,115

	Principal Amount	Value
Automobile ABS — 12.8%
American Credit Acceptance Receivables Trust Series 2017-4, Class A, 2.000% 7/10/20 (b)	$442,146	$441,183
Series 2017-1, Class B, 2.390% 2/16/21 (b)	525,081	524,398
Series 2018-2, Class A, 2.940% 1/10/22 (b)	940,000	939,762
Series 2017-4, Class C, 2.940% 1/10/24 (b)	890,000	884,399
AmeriCredit Automobile Receivables Trust Series 2018-1, Class A1, 2.450% 5/20/19	1,755,818	1,756,098
Series 2014-3, Class C, 2.580% 9/08/20	386,154	385,988
ARI Fleet Lease Trust, Series 2018-A, Class A1 1.950% 3/15/19 (b)	803,886	802,825
CarFinance Capital Auto Trust, Series 2015-1A, Class A 1.750% 6/15/21 (b)	34,390	34,357
Chesapeake Funding II LLC Series 2018-1A, Class A2, 2.523% FRN 4/15/30 (a) (b)	800,000	799,004
Series 2016-2A, Class A2, 1 mo. USD LIBOR + 1.000% 3.073% FRN 6/15/28 (b)	819,078	821,481
CPS Auto Trust Series 2016-C, Class A, 1.620% 1/15/20 (b)	22,636	22,626
Series 2017-D, Class A, 1.870% 3/15/21 (b)	158,239	157,377
Series 2018-A, Class A, 2.160% 5/17/21 (b)	167,172	166,580
Series 2015-C, Class B, 2.550% 2/18/20 (b)	107,287	107,287
Series 2017-A, Class B, 2.680% 5/17/21 (b)	1,000,000	997,169
Drive Auto Receivables Trust Series 2018-1, Class A1, 1.910% P-1 3/15/19	191,379	191,307
Series 2018-2, Class A1, 2.450% P-1 5/15/19	1,104,268	1,104,373
Series 2017-1, Class C, 2.840% 4/15/22	290,000	289,533
Series 2018-2, Class B, 3.220% 4/15/22	240,000	240,091
DT Auto Owner Trust Series 2017-4A, Class A, 1.850% 8/17/20 (b)	750,559	748,331

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2017-3A, Class B, 2.400% 5/17/21 (b)	$420,000	$418,267
Series 2018-1A, Class A, 2.590% 5/17/21 (b)	793,866	792,554
Series 2018 2A ,Class A, 2.840% 9/15/21 (b)	1,440,000	1,439,296
Series 2018-1A, Class B, 3.040% 1/18/22 (b)	340,000	338,823
Enterprise Fleet Financing LLC Series 2017-3, Class A1, 1.500% 10/22/18 (b)	106,811	106,687
Series 2016-1, Class A2, 1.830% 9/20/21 (b)	202,574	202,222
Exeter Automobile Receivables Trust Series 2018-1A, Class A, 2.210% 5/17/21 (b)	439,136	437,745
Series 2018-1A, Class B, 2.750% 4/15/22 (b)	280,000	277,527
Series 2016-3A, Class B, 2.840% 8/16/21 (b)	310,000	309,694
Series 2017-1A, Class B, 3.000% 12/15/21 (b)	320,000	319,811
First Investors Auto Owner Trust Series 2017-3A, Class A1, 2.000% 3/15/22 (b)	902,319	896,687
Series 2017-3A, Class B, 2.720% 4/17/23 (b)	370,000	362,387
Series 2018-1A, Class A1, 2.840% 5/16/22 (b)	933,104	933,053
Flagship Credit Auto Trust Series 2015-2, Class A, 1.980% 10/15/20 (b)	82,755	82,669
Series 2017-4, Class A, 2.070% 4/15/22 (b)	1,093,542	1,085,070
Series 2015-3, Class A, 2.380% 10/15/20 (b)	253,206	252,886
Series 2018-1, Class A, 2.590% 6/15/22 (b)	1,186,732	1,181,746
Series 2017-4, Class B, 2.660% 10/17/22 (b)	1,330,000	1,306,887
Series 2016-4, Class C, 2.710% 11/15/22 (b)	370,000	360,664
Series 2016-1, Class A, 2.770% 12/15/20 (b)	161,751	161,791
Series 2017-1, Class B, 2.830% 3/15/23 (b)	760,000	757,073
Series 2018-2, Class A, 2.970% 10/17/22 (b)	2,253,217	2,250,680
Hertz Fleet Lease Funding LP
Series 2018-1, Class A1, 2.546% FRN 5/10/32 (a) (b)	1,660,000	1,659,982
Series 2016-1, Class A1, 1 mo. USD LIBOR + 1.100% 3.146% FRN 4/10/30 (b)	656,548	658,826

	Principal Amount	Value
NextGear Floorplan Master Owner Trust, Series 2016-1A, Class A1, 1 mo. LIBOR + 1.700% 3.773% FRN 4/15/21 (b)	$730,000	$737,733
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A 2.310% 12/14/21 (b)	600,000	595,570
Oscar US Funding Trust II, Series 2015-1A, Class A4 2.440% 6/15/22 (b)	620,000	617,681
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.700% 3.619% FRN 7/15/20 (b)	54,088	54,280
Oscar US Funding Trust VI Series 2017-1A, Class A3, 2.820% 6/10/21 (b)	340,000	338,533
Series 2017-1A, Class A4, 3.300% 5/10/24 (b)	280,000	279,189
Oscar US Funding Trust VII LLC, Series 2017-2A, Class A2A 2.130% 11/10/20 (b)	790,210	787,248
Oscar US Funding Trust VIII LLC, Series 2018-1A, Class A2A 2.910% 4/12/21 (b)	350,000	348,922
Prestige Auto Receivables Trust, Series 2015-1, Class B 2.040% 4/15/21 (b)	72,264	72,251
Santander Drive Auto Receivables Trust Series 2018-1, Class A1, 1.830% P-1 2/15/19	64,093	64,085
Series 2014-2, Class C, 2.330% 11/15/19	4,639	4,639
Series 2015-2, Class C, 2.440% 4/15/21	510,236	510,057
Tesla Auto Lease Trust Series 2018-A, Class A, 2.320% 12/20/19 (b)	455,065	453,674
Series 2018-A, Class B, 2.750% 2/20/20 (b)	165,000	164,379
Westlake Automobile Receivables Trust Series 2018-1A, Class A1, 1.750% 2/15/19 (b)	44,091	44,084
Series 2018-2A, Class A1, 2.500% 5/15/19 (b)	1,801,003	1,801,433
Series 2018-2A, Class A2A, 2.840% 9/15/21 (b)	980,000	979,481

		35,860,435

Commercial MBS — 1.1%
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.951% VRN 7/10/38 (a)	244,058	246,933

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2018-LAQ, Class A, 3.000% FRN 6/15/32 (a) (b)	$1,050,000	$1,050,300
RETL, Series 2018-RVP, Class A, 3.173% FRN 3/15/33 (a) (b)	659,187	660,302
TPG Real Estate Finance Issuer Ltd., Series 2018-FL1, Class A, 2.823% FRN 2/15/35 (a) (b)	440,000	439,997
VMC Finance LLC, Series 2018-FL1, Class A, 2.893% FRN 4/15/35 (a) (b)	714,455	714,747

		3,112,279

Home Equity ABS — 0.0%
ACE Securities Corp., Series 2005-HE5, Class M2, 1 mo. USD LIBOR + .735% 2.826% FRN 8/25/35	37,831	38,456

Other ABS — 13.6%
321 Henderson Receivables I LLC Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200% 2.273% FRN 3/15/41 (b)	340,683	334,468
Series 2006-2A, Class A1, 1 mo. USD LIBOR + .200% 2.273% FRN 6/15/41 (b)	1,279,452	1,251,579
Series 2006-4A, Class A1, 1 mo. USD LIBOR + .200% 2.273% FRN 12/15/41 (b)	291,665	285,762
Series 2007-1A, Class A1, 1 mo. USD LIBOR + .200% 2.273% FRN 3/15/42 (b)	558,439	525,215
321 Henderson Receivables II LLC, Series 2006-3A, Class A1, 1 mo. USD LIBOR + .200% 2.273% FRN 9/15/41 (b)	139,194	132,272
AIMCO CLO, Series 2015-AA, Class AR, 3 mo. USD LIBOR + 0.850% 3.198% FRN 1/15/28 (b)	1,450,000	1,446,788
Arbor Realty Commercial Real Estate Notes, Series 2018-FL1, Class A, 3.059% FRN 6/15/28 (a) (b)	920,000	920,062
Avant Loans Funding Trust Series 2017-B, Class A, 2.290% 6/15/20 (b)	281,072	280,722
Series 2018-A, Class A, 3.090% 6/15/21 (b)	1,290,000	1,289,277
Avery Point IV CLO Ltd., Series 2014-1A, Class AR, 3 mo. USD LIBOR + 1.100% 3.460% FRN 4/25/26 (b)	1,450,000	1,450,177
BCC Funding XIV LLC Series 2018-1A, Class A1, 2.200% 2/20/19 (b)	1,654,917	1,654,113

	Principal Amount	Value
Series 2018-1A, Class A2, 2.960% 6/20/23 (b)	$610,000	$607,647
BlueVirgo Trust, Series 2015-1A, Class NOTE 3.000% 12/15/22 (b)	398,725	398,698
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A 2.000% 12/10/23 (b)	205,399	204,372
CIFC Funding II Ltd., Series 2015-2A, Class AR, 3 mo. USD LIBOR + 0.780% 3.128% FRN 4/15/27 (b)	1,450,000	1,444,934
Citigroup Mortgage Loan Trust Asset Backed Pass-Through Certificates, Series 2005-OPT3, Class M2, 1 mo. USD LIBOR + .675% 2.766% FRN 5/25/35	82,561	82,611
Consumer Installment Loan Trust, Series 2016-LD1, Class A 3.960% 7/15/22 (b)	45,499	45,498
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460% 2.551% FRN 9/25/34	15,539	15,513
Diamond Resorts Owner Trust Series 2013-2, Class A, 2.270% 5/20/26 (b)	362,924	362,583
Series 2015-1, Class A, 2.730% 7/20/27 (b)	49,013	48,919
Series 2015-2, Class B, 3.540% 5/22/28 (b)	93,078	92,137
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A1 1.950% 11/25/39 (b)	52,083	51,852
Drug Royalty II LP, Series 2014-1, Class A1, 3 mo. USD LIBOR + 2.850% 5.198% FRN 7/15/23 (b)	185,168	187,030
Elara HGV Timeshare Issuer LLC, Series 2014-A, Class B, 3.020% VRN 2/25/27 (a) (b)	146,527	142,036
Element Rail Leasing II LLC, Series 2016-1A, Class A1 3.968% 3/19/46 (b)	283,667	286,115
Hilton Grand Vacations Trust, Series 2014-AA, Class A 1.770% 11/25/26 (b)	180,835	177,687
Lendmark Funding Trust, Series 2018-1A, Class A 3.810% 12/21/26 (b)	410,000	411,114
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825% 2.916% FRN 6/25/35	2,312	2,312

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Mariner Finance Issuance Trust Series 2017-BA, Class A, 2.920% 12/20/29 (b)	$1,000,000	$985,505
Series 2017-AA, Class A, 3.620% 2/20/29 (b)	510,000	512,059
Marlette Funding Trust Series 2017-3A, Class A, 2.360% 12/15/24 (b)	160,600	159,942
Series 2017-2A, Class A, 2.390% 7/15/24 (b)	213,857	213,408
Series 2018-1A, Class A, 2.610% 3/15/28 (b)	1,072,634	1,069,603
Series 2017-1A, Class A, 2.827% 3/15/24 (b)	460,144	459,898
Series 2016-1A, Class A, 3.060% 1/17/23 (b)	32,564	32,576
Series 2018-2A, Class A, 3.060% 7/17/28 (b)	840,000	839,999
MP CLO VII Ltd., Series 2015-1A, Class A1R, 3.195% FRN 4/18/27 (a) (b)	1,220,000	1,218,183
Nations Equipment Finance Funding III LLC, Series 2016-1A, Class A 3.610% 2/20/21 (b)	74,504	74,533
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class AR, 3 mo. USD LIBOR + 0.800% 3.148% FRN 1/15/28 (b)	1,500,000	1,492,215
New Residential Advance Receivables Trust, Series 2016-T2, Class AT2 2.575% 10/15/49 (b)	2,600,000	2,575,706
NYCTL Trust, Series 2016-A, Class A 1.470% 11/10/29 (b)	242,721	240,603
OCP CLO Ltd., Series 2015-10A, Class A1R, 3.182% FRN 10/26/27 (a) (b)	1,450,000	1,445,852
Orange Lake Timeshare Trust, Series 2016-A, Class A 2.610% 3/08/29 (b)	271,587	261,074
Oxford Finance Funding Trust Series 2014-1A, Class A, 3.475% 12/15/22 (b)	50,898	50,390
Series 2016-1A, Class A, 3.968% 6/17/24 (b)	400,000	398,220
RAAC, Series 2006-RP2, Class A, 1 mo. USD LIBOR + ..250% 2.341% FRN 2/25/37 (b)	37,241	37,196
Sierra Receivables Funding Co. LLC Series 2014-3A, Class A, 2.300% 10/20/31 (b)	174,496	173,468
Series 2015-3A, Class B, 3.080% 9/20/32 (b)	41,795	41,494

	Principal Amount	Value
Sierra Timeshare Receivables Funding LLC Series 2014-2A, Class A, 2.050% VRN 6/20/31 (a) (b)	$111,075	$110,557
Series 2015-2A, Class A, 2.430% 6/20/32 (b)	322,255	318,620
Series 2014-3A, Class B, 2.800% 10/20/31 (b)	356,924	355,268
Series 2015-2A, Class B, 3.020% 6/20/32 (b)	918,426	911,423
Series 2015-1A, Class B, 3.050% 3/22/32 (b)	395,543	393,316
SoFi Consumer Loan Program LLC Series 2016-3, Class A, 3.050% 12/26/25 (b)	269,251	268,419
Series 2016-5, Class A, 3.060% 9/25/28 (b)	1,290,117	1,284,814
Series 2016-2A, Class A, 3.090% 10/27/25 (b)	433,651	432,923
Series 2016-1A, Class A, 3.260% 8/25/25 (b)	544,021	542,835
Series 2017-2, Class A, 3.280% 2/25/26 (b)	546,049	545,926
SpringCastle America Funding LLC, Series 2016-AA, Class A 3.050% 4/25/29 (b)	657,218	654,788
Springleaf Funding Trust, Series 2016-AA, Class A 2.900% 11/15/29 (b)	1,100,000	1,094,332
SVO VOI Mortgage LLC, Series 2012-AA, Class A 2.000% 9/20/29 (b)	362,180	355,061
Taco Bell Funding LLC, Series 2016-1A, Class A2I 3.832% 5/25/46 (b)	1,329,750	1,331,516
TLF National Tax Lien Trust, Series 2017-1A, Class A 3.090% 12/15/29 (b)	764,506	764,021
Trafigura Securitisation Finance PLC Series 2017-1A, Class A1, 1 mo. USD LIBOR + .850% 2.923% FRN 12/15/20 (b)	600,000	601,732
Series 2017-1A, Class B, 1 mo. USD LIBOR + 1.700% 3.773% FRN 12/15/20 (b)	300,000	300,543
Trip Rail Master Funding LLC, Series 2017-1A, Class A1 2.709% 8/15/47 (b)	142,388	140,369
Westgate Resorts LLC Series 2014-1A, Class A, 2.150% 12/20/26 (b)	130,287	129,482
Series 2015-1A, Class A, 2.750% 5/20/27 (b)	122,963	122,725

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2017-1A, Class A, 3.050% 12/20/30 (b)	$259,877	$257,452
Series 2015-2A, Class A, 3.200% 7/20/28 (b)	283,017	282,892
Series 2018-1A, Class A, 3.380% 12/20/31 (b)	501,785	500,849

		38,113,280

Student Loans ABS — 14.3%
Academic Loan Funding Trust, Series 2013-1A, Class A, 1 mo. USD LIBOR + .800% 2.891% FRN 12/26/44 (b)	1,628,447	1,630,737
AccessLex Institute Series 2005-2, Class A3, 3 mo. USD LIBOR + .180% 2.509% FRN 11/22/24	70,037	70,037
Series 2005-1, Class B, 3 mo. USD LIBOR + .570% 2.902% FRN 9/22/37	471,463	452,898
Series 2003-A, Class A3, 3 mo. Treasury + 1.200% 3.120% FRN 7/01/38	79,594	75,284
Brazos Higher Education Authority, Inc., Series 2006-2, Class A10, 3 mo. USD LIBOR + .120% 2.455% FRN 6/25/26	797,843	786,318
CIT Education Loan Trust, Series 2005-1, Class A3, 3 mo. USD LIBOR + .120% 2.461% FRN 3/15/26	84,122	84,107
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. USD LIBOR + .490% 2.838% FRN 1/15/37	430,924	404,097
Commonbond Student Loan Trust, Series 2017-AGS, Class A2, 1 mo. USD LIBOR + .850% 2.941% FRN 5/25/41 (b)	353,456	356,396
DRB Prime Student Loan Trust Series 2015-A, Class A3, 2.320% 4/25/30	41,171	40,827
Series 2015-B, Class A3, 2.540% 4/27/26 (b)	90,470	89,140
Series 2016-B, Class A2, 2.890% 6/25/40 (b)	365,406	357,565
Series 2015-D, Class A1, 1 mo. USD LIBOR + 1.700% 3.791% FRN 1/25/40 (b)	487,203	496,712
Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900% 3.991% FRN 10/25/44 (b)	866,760	880,549

	Principal Amount	Value
Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000% 4.091% FRN 4/25/40 (b)	$144,577	$148,606
Earnest Student Loan Program LLC Series 2016-C, Class A1, 1 mo. USD LIBOR + 1.850% 3.941% FRN 10/27/36 (b)	468,750	475,627
Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050% 4.141% FRN 2/26/35 (b)	354,323	367,980
ECMC Group Student Loan Trust Series 2018-1A, Class A, 2.841% FRN 2/27/68 (a) (b)	2,650,069	2,653,382
Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200% 3.291% FRN 12/27/66 (b)	1,147,610	1,166,749
Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350% 3.441% FRN 7/26/66 (b)	871,558	885,797
Edlinc Student Loan Funding, Series 2017-A, Class A (Acquired 12/22/17, Cost $800,000), 3.350% FRN 12/01/47 (a) (b) (c) (d)	729,276	724,967
Edsouth Indenture No 9 LLC, Series 2015-1, Class A, 1 mo. USD LIBOR + .800% 2.891% FRN 10/25/56 (b)	396,279	397,758
Edsouth Indenture No. 10 LLC, Series 2015-2, Class B, 1 mo. USD LIBOR + 1.500% 3.591% FRN 12/25/58 (b)	750,000	730,825
ELFI Graduate Loan Program LLC, Series 2018-A, Class A1, 2.841% FRN 8/25/42 (a) (b)	792,333	792,336
Goal Capital Funding Trust, Series 2010-1, Class A, 3 mo. USD LIBOR + .700% 3.030% FRN 8/25/48 (b)	318,895	318,569
JP Morgan Student Loan Trust, Series 2007-A, Class B, 3 mo. USD LIBOR + .350% 2.709% FRN 6/28/39 (b)	389,610	371,901
Kentucky Higher Education Student Loan Corp., Series 2015-1, Class A1, 1 mo. USD LIBOR + .750% 2.733% FRN 12/01/31	313,366	312,950
KeyCorp Student Loan Trust Series 2006-A, Class 2A4, 3 mo. USD LIBOR + .310% 2.602% FRN 9/27/35	318,941	318,146
Series 2000-A, Class A2, 3 mo. USD LIBOR + .320% 2.650% FRN 5/25/29	126,589	125,150

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Laurel Road Prime Student Loan Trust Series 2017-C, Class A2A, 1.870% 11/25/42 (b)	$344,329	$343,277
Series 2017-C, Class A1, 2.641% FRN 11/25/42 (a) (b)	509,230	510,976
Navient Private Education Loan Trust, Series 2015-AA, Class A2B, 1 mo. USD LIBOR + 1.200% 3.273% FRN 12/15/28 (b)	524,352	530,359
Navient Private Education Refi Loan Trust, Series 2018-A, Class A1 2.530% 2/18/42 (b)	1,706,617	1,693,399
Navient Student Loan Trust Series 2018-1A, Class A1, 2.281% FRN 3/25/67 (a) (b)	743,174	743,174
Series 2018-1A, Class A3, 2.811% FRN 3/25/67 (a) (b)	680,000	682,116
Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250% 3.341% FRN 6/25/65 (b)	1,943,191	1,994,037
Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300% 3.391% FRN 3/25/66 (b)	1,520,000	1,576,175
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750% 3.647% FRN 12/26/40 (b)	357,983	358,637
Nelnet Student Loan Trust Series 2005-2, Class B, 3 mo. USD LIBOR + .170% 2.502% FRN 3/23/37	653,245	613,050
Series 2006-2, Class B, 3 mo. USD LIBOR + .200% 2.560% FRN 1/25/38	553,614	517,762
Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 2.585% FRN 6/25/41	361,263	331,313
Series 2004-3, Class B, 3 mo. USD LIBOR + .350% 2.710% FRN 10/25/40	905,505	867,750
Series 2010-4A, Class A, 1 mo. USD LIBOR + .800% 2.760% FRN 4/25/46 (b)	50,261	50,729
Series 2018-1A, Class A2, 2.851% FRN 5/25/66 (a) (b)	1,040,000	1,039,999
Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500% 3.591% FRN 6/25/41 (b)	295,000	276,457
SLC Student Loan Trust Series 2006-2, Class B, 3 mo. USD LIBOR + .230% 2.571% FRN 12/15/39	411,376	387,002
Series 2005-2, Class B, 3 mo. USD LIBOR + .280% 2.621% FRN 3/15/40	1,356,076	1,268,837

	Principal Amount	Value
SLM Private Education Loan Trust, Series 2011-A, Class A3, 1 mo. USD LIBOR + 2.500% 4.573% FRN 1/15/43 (b)	$320,000	$327,955
SLM Student Loan Trust Series 2007-5, Class A6, 3 mo. USD LIBOR + .110% 2.470% FRN 1/26/43	460,000	443,386
Series 2005-5, Class A4, 3 mo. USD LIBOR + .140% 2.500% FRN 10/25/28	500,000	498,208
Series 2006-4, Class B, 3 mo. USD LIBOR + .200% 2.560% FRN 1/25/70	264,748	253,161
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 2.570% FRN 10/25/40	331,467	314,063
Series 2006-2, Class B, 3 mo. USD LIBOR + .220% 2.580% FRN 1/25/41	360,899	338,017
Series 2006-10, Class B, 3 mo. USD LIBOR + .220% 2.580% FRN 3/25/44	687,070	648,312
Series 2003-14, Class A6, 3 mo. USD LIBOR + .300% 2.660% FRN 7/25/25	300,000	299,299
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 2.670% FRN 1/25/55	353,837	333,966
Series 2004-3, Class B, 3 mo. USD LIBOR + .470% 2.830% FRN 10/25/64	271,915	256,883
Series 2003-14, Class A7, 3 mo. USD LIBOR + .600% 2.960% FRN 10/25/65 (b)	400,000	395,391
Series 2003-11, Class B, 3 mo. USD LIBOR + .650% 2.991% FRN 12/15/38	315,993	302,362
Series 2005-6, Class A5B, 3 mo. USD LIBOR + 1.200% 3.560% FRN 7/27/26	12,337	12,398
Series 2002-7, Class A11, 28 day ARS 4.080% FRN 3/15/28	250,000	250,000
Series 2003-5, Class A9, 28 day ARS + 2.500% 4.480% FRN 6/17/30	600,000	600,000
Series 2003-5, Class A7, 28 day ARS + 2.500% 4.490% FRN 6/17/30	500,000	500,000
Series 2003-2, Class A7, 28 day ARS 5.083% FRN 9/15/28	900,000	900,000
SMB Private Education Loan Trust Series 2017-B, Class A1, 2.343% FRN 6/17/24 (a) (b)	294,326	294,274

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-B, Class A2B, 2.804% FRN 1/15/37 (a) (b)	$1,300,000	$1,299,719
Series 2016-C, Class A2B, 1 mo. USD LIBOR + 1.100% 3.173% FRN 9/15/34 (b)	260,000	263,571
SoFi Professional Loan Program LLC Series 2016-C, Class A2A, 1.480% 5/26/31 (b)	220,028	219,214
Series 2017-F, Class A1FX, 2.050% 1/25/41 (b)	599,313	594,038
Series 2017-A, Class A1, 1 mo. USD LIBOR + .700% 2.791% FRN 3/26/40 (b)	509,850	511,396
Series 2015-A, Class A1, 1 mo. USD LIBOR + 1.200% 3.291% FRN 3/25/33 (b)	122,338	123,364
Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750% 3.841% FRN 8/25/36 (b)	722,832	744,894

		40,024,330

WL Collateral CMO — 3.0%
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-CF1, Class M1, 1 mo. USD LIBOR + .700% 2.791% FRN 3/25/45 (b)	40,894	40,849
Deephaven Residential Mortgage Trust Series 2018-1A, Class A1, 2.976% VRN 12/25/57 (a) (b)	628,087	617,076
Series 2018-1A, Class A2, 3.027% VRN 12/25/57 (a) (b)	636,575	626,033
Series 2018-2A, Class A1, 3.479% VRN 4/25/58 (a) (b)	1,683,288	1,692,041
JP Morgan Mortgage Trust Series 2018-1, Class A5, 3.500% VRN 6/25/48 (a) (b)	466,589	461,320
Series 2018-3, Class A5, 3.500% VRN 9/25/48 (a) (b)	680,752	670,932
Series 2017-6, Class A5, 3.500% VRN 12/25/48 (a) (b)	662,052	654,986
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A (Acquired 2/21/18, Cost $270,000), 4.941% FRN 2/25/23 (a) (b) (c) (d)	270,000	271,627
PSMC Trust, Series 2018-1, Class A3, 3.500% VRN 2/25/48 (a) (b)	613,252	609,262
Sequoia Mortgage Trust Series 2015-1, Class A6, 2.500% VRN 1/25/45 (a) (b)	581,604	565,731
Series 2018-3, Class A4, 3.500% VRN 3/25/48 (a) (b)	578,560	572,020

	Principal Amount	Value
Series 2018-CH1, Class A10, 4.000% VRN 2/25/48 (a) (b)	$500,714	$506,216
Series 2018-CH2, Class A12, 4.000% VRN 6/25/48 (a) (b)	912,883	922,907

		8,211,000

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $126,847,345)		127,313,895

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 0.7%
Pass-Through Securities — 0.0%
Government National Mortgage Association II Pool #82462 1 year CMT + 1.500% 3.375% 1/20/40	110,886	114,922

Whole Loans — 0.7%
Federal National Mortgage Association Connecticut Avenue Securities Series 2018-C03, Class 1M1, 2.771% FRN 10/25/30 (a)	779,089	779,147
Series 2016-C06, Class 1M1, 1 mo. USD LIBOR + 1.300% 3.391% FRN 4/25/29	479,702	483,714
Series 2016-C05, Class 2M1, 1 mo. USD LIBOR + 1.350% 3.441% FRN 1/25/29	226,635	227,524
Series 2016-C04, Class 1M1, 1 mo. USD LIBOR + 1.450% 3.541% FRN 1/25/29	371,159	373,937

		1,864,322

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $1,974,297)		1,979,244

U.S. TREASURY OBLIGATIONS — 86.9%
U.S. Treasury Bonds & Notes — 86.9%
U.S. Treasury Inflation Index 0.125% 4/15/21 (e)	14,690,215	14,461,541
0.125% 1/15/22 (e)	7,746,760	7,614,230
0.125% 4/15/22 (e)	12,122,512	11,873,084
0.125% 7/15/22 (e)	12,689,413	12,478,119
0.125% 1/15/23 (e)	12,609,559	12,326,609
0.125% 7/15/24 (e)	16,139,817	15,688,757
0.125% 7/15/26 (e)	8,359,760	8,008,769
0.250% 1/15/25 (e)	17,184,863	16,714,088
0.375% 7/15/23	5,489,232	5,439,230
0.375% 7/15/25 (f)	18,061,704	17,740,485
0.375% 1/15/27	7,258,510	7,052,374

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
0.375% 7/15/27 (e)	$9,727,620	$9,463,615
0.500% 1/15/28 (e)	12,744,023	12,467,909
0.625% 7/15/21 (e)	6,668,100	6,692,976
0.625% 4/15/23 (e)	9,932,839	9,914,499
0.625% 1/15/24	1,266,730	1,265,049
0.625% 2/15/43 (e)	6,754,652	6,392,155
0.750% 2/15/45 (e)	8,711,621	8,449,838
0.875% 2/15/47 (e)	3,631,775	3,631,803
1.000% 2/15/48 (e)	7,161,038	7,401,511
1.125% 1/15/21 (g)	460,306	466,274
1.375% 2/15/44 (e)	5,105,063	5,698,612
1.750% 1/15/28 (e)	4,184,705	4,572,506
2.000% 1/15/26 (e)	5,048,040	5,531,527
2.125% 2/15/41 (e)	4,575,160	5,792,097
2.375% 1/15/25 (e)	6,644,150	7,367,020
2.375% 1/15/27 (e)	4,347,210	4,944,636
2.500% 1/15/29	163,331	191,921
3.375% 4/15/32 (e)	1,763,938	2,354,657
3.625% 4/15/28 (e)	3,871,650	4,914,872
3.875% 4/15/29 (e)	4,616,690	6,086,528

		242,997,291

TOTAL U.S. TREASURY OBLIGATIONS (Cost $243,261,247)		242,997,291

TOTAL BONDS & NOTES (Cost $379,647,017)		379,873,482

TOTAL PURCHASED OPTIONS (#) — 0.6% (Cost $1,610,040)		1,625,382

TOTAL LONG-TERM INVESTMENTS (Cost $381,257,057)		381,498,864

SHORT-TERM INVESTMENTS — 31.4%
Commercial Paper — 31.1%
American Electric Power Co., Inc. 2.419% 8/06/18 (b)	2,000,000	1,994,978
Aon Corp. 2.495% 8/30/18 (b)	3,500,000	3,485,190
AT&T, Inc. 2.890% 12/06/18 (b)	3,500,000	3,458,047
BAT International Finance 2.756% 9/06/18 (b)	3,250,000	3,234,552
Bell Canada 2.602% 9/10/18 (b)	3,500,000	3,482,924
CRH America Finance, Inc. 2.599% 8/29/18 (b)	3,500,000	3,485,452
Deutsche Telekom AG 2.441% 8/14/18 (b)	3,500,000	3,489,231

	Principal Amount	Value
Dominion Resources 2.652% 7/09/18 (b)	$4,000,000	$3,997,483
E.I. Dupont 2.466% 7/16/18 (b)	2,000,000	1,997,823
Entergy Corp. 2.685% 9/10/18 (b)	2,000,000	1,989,512
2.777% 7/05/18 (b)	1,500,000	1,499,440
Ford Motor Credit Co. 2.449% 10/01/18 (b)	1,325,000	1,316,634
2.468% 7/10/18 (b)	2,035,000	2,033,704
HP, Inc. 2.501% 7/26/18 (b)	2,500,000	2,496,284
Hyundai Capital America 2.634% 10/02/18 (b)	3,500,000	3,476,309
ING US Funding LLC 1.663% 7/20/18	2,760,000	2,756,774
Magna International, Inc. 2.438% 7/27/18 (b)	3,500,000	3,493,581
Marriott International 2.502% 8/08/18 (b)	3,500,000	3,490,717
Michelin Luxembourg SCS 2.602% 9/17/18 (b)	2,435,000	2,421,380
Nasdaq, Inc. 2.484% 8/02/18 (b)	3,500,000	3,492,655
National Grid USA 2.443% 7/10/18 (b)	720,000	719,501
2.656% 10/03/18 (b)	3,250,000	3,227,744
Nutrien Ltd. 2.565% 8/15/18 (b)	3,500,000	3,488,238
Reckitt Benckiser PLC 2.448% 8/30/18 (b)	1,000,000	996,368
Schlumberger Holdings 2.623% 8/09/18 (b)	6,500,000	6,483,025
Spectra Energy Partners 2.594% 8/09/18 (b)	3,500,000	3,490,473
Suncor Energy, Inc. 2.704% 7/17/18 (b)	4,000,000	3,995,396
Transcanada Pipelines Ltd. 2.653% 9/13/18 (b)	1,500,000	1,492,074
2.653% 9/13/18 (b)	2,000,000	1,989,432
VF Corp. 2.463% 8/20/18 (b)	3,000,000	2,989,921
Westpac Securities New Zealand Ltd. 1.664% 8/10/18 (b)	1,115,000	1,112,338

		87,077,180

Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/18, 0.940%, due 7/02/18 (h)	786,203	786,203

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Deposit — 0.0%
Euro Time Deposit 0.350% 7/02/18	$13,347	$13,347

TOTAL SHORT-TERM INVESTMENTS (Cost $87,870,984)		87,876,730

TOTAL INVESTMENTS — 167.8% (Cost $469,128,041) (i)		469,375,594

Other Assets/(Liabilities) — (67.8)%		(189,657,237)

NET ASSETS — 100.0%		$279,718,357

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2018.

(b)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to a value of $193,996,684 or 69.35% of net assets.

(c)	Investment was valued using significant unobservable inputs.
(d)

Restricted security. Certain securities are restricted as to resale. At June 30, 2018, these securities amounted to a value of $996,594 or 0.36% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(e)	All or a portion of this security is held as collateral for open reverse repurchase agreements. (Note 2).
(f)	A portion of this security is pledged/held as collateral for open swap agreements. (Note 2).
(g)	A portion of this security is pledged/held as collateral for open futures contracts and open swap agreements. (Note 2).
(h)

Maturity value of $786,264. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 4/30/24, and an aggregate market value, including accrued interest, of $802,627.

(i)	See Note 3 for aggregate cost for federal tax purposes.

(#)	The Fund had the following open Purchased Swaptions contracts at June 30, 2018:

OTC Counterparty	Units	Notional Amount		Expiration Date	Pay/Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
Barclays Bank PLC	6,970,000	USD	6,970,000	12/13/32	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Strike 2.44	$348,446	$292,257	$(56,189)
Credit Suisse International	3,850,000	USD	3,850,000	1/31/33	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/02/43, Strike 2.61	184,800	179,808	(4,992)

							533,246	472,065	(61,181)

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

OTC Counterparty	Units	Notional Amount		Expiration Date	Pay/Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Put
Barclays Bank PLC	14,190,000	USD	14,190,000	12/13/32	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Strike 2.94	$709,401	$773,344	$63,943
Credit Suisse International	7,670,000	USD	7,670,000	1/31/33	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/02/43, Strike 3.11	367,393	379,973	12,580

							1,076,794	1,153,317	76,523

							$1,610,040	$1,625,382	$15,342

The Fund had the following open Futures contracts at June 30, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Futures Contract — Long
U.S. Treasury Long Bond	9/19/18	1	$145,034	$(34)

Futures Contracts — Short
U.S. Treasury Note 10 Year	9/19/18	3	$(358,586)	$(1,977)
U.S. Treasury Ultra Bond	9/19/18	3	(473,616)	(5,072)
U.S. Treasury Note 2 Year	9/28/18	46	(9,722,531)	(21,563)
U.S. Treasury Note 5 Year	9/28/18	15	(1,691,559)	(12,699)

				$(41,311)

The Fund had the following open Swap agreements at June 30, 2018:

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Sell Protection††
OTC Swaps
Goldman Sachs International	USD	730,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	$(12,510)	$(63,218)	$(75,728)
Goldman Sachs International	USD	260,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	(6,141)	(20,831)	(26,972)
JP Morgan Chase Bank N.A.	USD	520,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	(54,584)	640	(53,944)

							$(73,235)	$(83,409)	$(156,644)

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
Centrally Cleared Swaps
	USD	12,300,000	7/02/20	Quarterly/Semi-Annually	3-Month USD-LIBOR-BBA	Fixed 2.775%	$(4,014)	$-	$(4,014)

OTC Swaps
Bank of America N.A.	USD	5,300,000	11/20/19	Pay at maturity	2.013%	U.S. Consumer Price Index	$34,514	$-	$34,514
Bank of America N.A.	USD	5,300,000	1/11/20	Pay at maturity	2.057%	U.S. Consumer Price Index	24,078	-	24,078
Bank of America N.A.	USD	8,600,000	1/19/20	Pay at maturity	2.095%	U.S. Consumer Price Index	30,872	-	30,872
JP Morgan Chase Bank N.A.	USD	10,600,000	12/20/19	Pay at maturity	1.910%	U.S. Consumer Price Index	80,503	-	80,503

							$169,967	$-	$169,967

Collateral for swap agreements held by Credit Suisse Securities LLC and Goldman Sachs International amounted to $89,356 and $259,187 in securities, respectively, at June 30, 2018.

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††

For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

The Fund had the following open Reverse Repurchase agreements at June 30, 2018:

Description	Value	Value Including Accrued Interest
Agreement with BNP Paribas SA, dated 5/03/18, 2.06%, to be repurchased on demand until 8/03/18 at value plus accrued interest.	$32,012,500	$32,110,285
Agreement with Daiwa Securities, dated 4/06/18, 1.970%, to be repurchased on demand until 7/10/18 at value plus accrued interest.	33,736,250	33,893,170
Agreement with Goldman Sachs & Co., dated 6/07/18, 2.210%, to be repurchased on demand until 9/07/18 at value plus accrued interest.	27,416,927	27,455,638
Agreement with HSBC Bank USA Inc., dated 6/06/18, 2.150%, to be repurchased on demand until 9/06/18 at value plus accrued interest.	38,825,938	38,877,693
Agreement with HSBC Bank USA Inc., dated 6/19/18, 2.150%, to be repurchased on demand until 7/03/18 at value plus accrued interest.	20,790,000	20,807,553
Agreement with Morgan Stanley & Co. LLC, dated 6/05/18, 2.190%, to be repurchased on demand until 9/05/18 at value plus accrued interest.	33,584,375	33,635,451

	$186,365,990	$186,779,790

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.3%

PREFERRED STOCK — 0.3%
Financial — 0.3%
Insurance — 0.3%
The Allstate Corp., 3 mo. USD LIBOR + 3.165% 5.100% VRN	130,000	$3,381,300

TOTAL PREFERRED STOCK (Cost $3,250,000)		3,381,300

TOTAL EQUITIES (Cost $3,250,000)		3,381,300

	Principal Amount
BONDS & NOTES — 97.5%

CORPORATE DEBT — 37.1%
Advertising — 0.1%
WPP Finance 2010 5.625% 11/15/43	$1,338,000	1,400,565

Aerospace & Defense — 0.0%
United Technologies Corp. 6.125% 7/15/38	465,000	544,138

Agriculture — 0.3%
Bunge Ltd. Finance Corp. 3.250% 8/15/26	1,145,000	1,045,070
3.500% 11/24/20	1,145,000	1,144,328
Reynolds American, Inc. 5.850% 8/15/45	600,000	655,017

		2,844,415

Airlines — 1.0%
American Airlines Group, Inc. 5.500% 10/01/19 (a)	7,774,000	7,851,740
American Airlines Pass-Through Trust, Series 2014-1, Class B, 4.375% 4/01/24	219,713	219,713
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A, 4.100% 10/01/29	1,490,265	1,483,857
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.600% 9/01/27	545,000	547,704
WestJet Airlines Ltd. 3.500% 6/16/21 (a)	807,000	798,714

		10,901,728

Auto Manufacturers — 0.9%
Ford Motor Co. 5.291% 12/08/46	500,000	463,366

	Principal Amount	Value
Ford Motor Credit Co. LLC 4.140% 2/15/23	$2,655,000	$2,654,115
4.375% 8/06/23	336,000	337,775
General Motors Co. 4.200% 10/01/27	1,290,000	1,235,674
5.150% 4/01/38	785,000	747,100
General Motors Financial Co., Inc. 3.500% 11/07/24	2,940,000	2,799,461
4.150% 6/19/23	1,375,000	1,374,670
Hyundai Capital America 2.875% 8/09/18 (a)	910,000	909,867

		10,522,028

Auto Parts & Equipment — 0.1%
Lear Corp. 5.375% 3/15/24	560,000	580,865

Banks — 4.3%
Associated Banc-Corp. 4.250% 1/15/25	2,280,000	2,291,736
Banco Santander SA 4.250% 4/11/27	1,800,000	1,710,918
Bank of America Corp. 4.183% 11/25/27	2,380,000	2,317,877
3 mo. USD LIBOR + 1.814% 4.244% VRN 4/24/38	1,125,000	1,092,797
6.110% 1/29/37	1,275,000	1,464,587
7.750% 5/14/38	555,000	751,568
Bank of Montreal 3.803% VRN 12/15/32 (b)	1,460,000	1,352,413
The Bank of Nova Scotia 4.500% 12/16/25	1,235,000	1,231,385
4.650% VRN 12/31/99 (b)	2,350,000	2,126,750
Barclays PLC 3.710% FRN 5/16/24 (b)	2,015,000	1,998,376
4.337% 1/10/28	1,600,000	1,519,650
Citigroup, Inc. 3.875% 3/26/25	3,796,000	3,681,618
8.125% 7/15/39	225,000	316,491
Credit Suisse Group AG 3.869% VRN 1/12/29 (a) (b)	850,000	799,279
4.207% VRN 6/12/24 (a) (b)	1,610,000	1,611,171
4.282% 1/09/28 (a)	1,250,000	1,215,933
Deutsche Bank AG 3.150% 1/22/21	1,800,000	1,741,994
First Republic Bank 4.375% 8/01/46	3,990,000	3,817,161
Fulton Financial Corp. 3.600% 3/16/22	1,485,000	1,457,469
The Goldman Sachs Group, Inc. 3.814% VRN 4/23/29 (b)	1,450,000	1,379,150
5.950% 1/15/27	1,333,000	1,443,985
6.250% 2/01/41	440,000	513,727

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
6.750% 10/01/37	$1,065,000	$1,263,986
HSBC Holdings PLC 4.250% 3/14/24	1,150,000	1,144,133
4.583% VRN 6/19/29 (b)	1,495,000	1,510,001
JP Morgan Chase & Co. 3.625% 12/01/27	1,135,000	1,067,111
Morgan Stanley 4.350% 9/08/26	2,300,000	2,268,611
Turkiye Garanti Bankasi AS 4.750% 10/17/19 (a)	2,955,000	2,928,169
Valley National Bancorp 5.125% 9/27/23	1,710,000	1,785,769
Wells Fargo & Co. 5.375% 11/02/43	851,000	888,632
5.606% 1/15/44	620,000	667,025

		49,359,472

Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc. 4.900% 2/01/46	4,325,000	4,447,736
Molson Coors Brewing Co. 4.200% 7/15/46	1,689,000	1,516,398
5.000% 5/01/42	350,000	354,938

		6,319,072

Biotechnology — 0.3%
Amgen, Inc. 5.150% 11/15/41	500,000	531,639
Celgene Corp. 3.450% 11/15/27	1,780,000	1,636,682
4.350% 11/15/47	1,150,000	1,012,757

		3,181,078

Building Materials — 0.6%
CRH America Finance, Inc. 3.950% 4/04/28 (a)	1,855,000	1,790,856
Standard Industries, Inc. 5.000% 2/15/27 (a)	2,966,000	2,750,965
5.375% 11/15/24 (a)	1,612,000	1,591,850
5.500% 2/15/23 (a)	1,207,000	1,219,070

		7,352,741

Chemicals — 1.0%
Ashland, Inc. 6.875% 5/15/43	406,000	412,090
Incitec Pivot Finance LLC 6.000% 12/10/19 (a)	1,130,000	1,168,323
Monsanto Co. 4.400% 7/15/44	625,000	579,060
The Mosaic Co. 4.050% 11/15/27	1,753,000	1,675,238
RPM International, Inc. 3.750% 3/15/27	705,000	672,064
The Sherwin-Williams Co. 4.500% 6/01/47	685,000	653,773

	Principal Amount	Value
Syngenta Finance NV 3.698% 4/24/20 (a)	$1,790,000	$1,783,501
4.441% 4/24/23 (a)	2,125,000	2,113,104
Yara International ASA 4.750% 6/01/28 (a)	2,035,000	2,045,747

		11,102,900

Commercial Services — 0.4%
The ADT Corp. 6.250% 10/15/21	4,303,000	4,453,605
ERAC USA Finance LLC 6.700% 6/01/34 (a)	355,000	426,284

		4,879,889

Computers — 0.6%
Dell International LLC/EMC Corp. 6.020% 6/15/26 (a)	535,000	561,959
Leidos Holdings, Inc. 4.450% 12/01/20	6,280,000	6,327,100

		6,889,059

Diversified Financial Services — 3.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.300% 1/23/23	2,250,000	2,162,659
3.875% 1/23/28	4,325,000	3,983,729
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.500% 5/15/21	1,725,000	1,757,561
Affiliated Managers Group, Inc. 3.500% 8/01/25	2,320,000	2,248,850
Aircastle Ltd. 5.000% 4/01/23	1,700,000	1,706,375
Ally Financial, Inc. 3.250% 11/05/18	2,985,000	2,985,000
4.750% 9/10/18	2,110,000	2,113,956
Ares Finance Co. LLC 4.000% 10/08/24 (a)	2,380,000	2,253,531
Discover Financial Services 4.100% 2/09/27	1,710,000	1,640,203
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/35	2,455,000	2,378,354
Genpact Luxembourg Sarl 3.700% 4/01/22 (a)	2,295,000	2,241,997
High Street Funding Trust I 4.111% 2/15/28 (a)	5,780,000	5,673,822
Lazard Group LLC 3.625% 3/01/27	1,209,000	1,132,808
Legg Mason, Inc. 5.625% 1/15/44	1,161,000	1,208,004
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 4.500% 3/15/27 (a)	1,080,000	1,070,623

		34,557,472

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Electric — 1.9%
The Cleveland Electric Illuminating Co. 3.500% 4/01/28 (a)	$925,000	$877,220
CMS Energy Corp. 4.700% 3/31/43	655,000	677,576
Duke Energy Corp. 3.750% 9/01/46	1,340,000	1,180,284
Duke Energy Progress, Inc. 6.125% 9/15/33	37,000	43,869
EDP Finance BV 3.625% 7/15/24 (a)	2,610,000	2,499,028
Florida Power & Light Co. 4.950% 6/01/35	950,000	1,056,050
Infraestructura Energetica Nova SAB de CV 3.750% 1/14/28 (a)	795,000	704,052
IPALCO Enterprises, Inc. 3.450% 7/15/20	4,085,000	4,067,353
3.700% 9/01/24	1,040,000	1,008,446
Israel Electric Corp. Ltd. 4.250% 8/14/28 (a)	2,425,000	2,332,021
7.250% 1/15/19 (a)	457,000	465,797
Nevada Power Co., Series N, 6.650% 4/01/36	1,000,000	1,303,842
Oncor Electric Delivery Co. 7.500% 9/01/38	130,000	184,581
Pacific Gas & Electric Co. 5.800% 3/01/37	800,000	836,264
Pennsylvania Electric Co. 4.150% 4/15/25 (a)	2,090,000	2,113,064
Progress Energy, Inc. 7.000% 10/30/31	505,000	644,287
Xcel Energy, Inc. 6.500% 7/01/36	1,300,000	1,667,402

		21,661,136

Electronics — 0.4%
Arrow Electronics, Inc. 3.250% 9/08/24	945,000	883,397
3.875% 1/12/28	970,000	908,985
4.500% 3/01/23	135,000	137,178
5.125% 3/01/21	750,000	776,645
Ingram Micro, Inc. 5.450% STEP 12/15/24	1,381,000	1,367,128

		4,073,333

Engineering & Construction — 0.4%
SBA Tower Trust 3.156% 10/10/45 (a)	1,500,000	1,487,918
2.877% 7/10/46 (a)	1,350,000	1,311,343
3.168% 4/09/47 (a)	1,840,000	1,800,213

		4,599,474

	Principal Amount	Value
Foods — 0.2%
Kraft Heinz Foods Co. 3.000% 6/01/26	$1,895,000	$1,706,492

Gas — 0.2%
Spire, Inc. 4.700% 8/15/44	2,000,000	2,052,329

Hand & Machine Tools — 0.1%
Kennametal, Inc. 2.650% 11/01/19	1,200,000	1,199,636

Health Care – Products — 0.4%
Abbott Laboratories 4.900% 11/30/46	725,000	780,484
Becton Dickinson & Co. 3.363% 6/06/24	1,595,000	1,532,132
4.685% 12/15/44	800,000	775,422
Zimmer Biomet Holdings, Inc. 4.450% 8/15/45	1,450,000	1,374,946

		4,462,984

Health Care – Services — 0.2%
Humana, Inc. 3.950% 3/15/27	1,565,000	1,538,973
4.800% 3/15/47	780,000	801,298

		2,340,271

Home Builders — 0.4%
Lennar Corp. 4.500% 11/15/19	3,767,000	3,790,544
4.750% 5/30/25	1,200,000	1,161,000

		4,951,544

Household Products & Wares — 0.0%
Church & Dwight Co., Inc. 3.150% 8/01/27	515,000	477,854

Insurance — 2.6%
The Allstate Corp. 3 mo. USD LIBOR + 2.938% 5.750% VRN 8/15/53	3,395,000	3,488,363
American International Group, Inc. 4.200% 4/01/28	1,425,000	1,394,178
4.500% 7/16/44	1,200,000	1,117,480
4.750% 4/01/48	450,000	433,741
5.750% VRN 4/01/48 (b)	1,145,000	1,127,825
AmTrust Financial Services, Inc. 6.125% 8/15/23	2,965,000	2,886,664
Arch Capital Group US, Inc. 5.144% 11/01/43	1,150,000	1,215,783
The Athene Holding Ltd. 4.125% 1/12/28	4,581,000	4,224,415
AXIS Specialty Finance PLC 4.000% 12/06/27	2,435,000	2,297,494
CNA Financial Corp. 3.450% 8/15/27	1,095,000	1,018,287
CNO Financial Group, Inc. 4.500% 5/30/20	1,763,000	1,760,796

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
5.250% 5/30/25	$2,164,000	$2,147,770
Enstar Group Ltd. 4.500% 3/10/22	890,000	887,158
Trinity Acquisition PLC 4.400% 3/15/26	500,000	495,097
USF&G Capital I 8.500% 12/15/45 (a)	1,015,000	1,406,259
Voya Financial, Inc. 4.700% VRN 1/23/48 (a) (b)	1,010,000	898,900
Willis North America, Inc. 7.000% 9/29/19	706,000	736,766
XLIT Ltd. 4.450% 3/31/25	1,725,000	1,697,198

		29,234,174

Internet — 0.6%
Amazon.com, Inc. 4.050% 8/22/47	1,805,000	1,768,186
Expedia Group, Inc. 7.456% 8/15/18	3,420,000	3,436,587
Tencent Holdings Ltd. 3.595% 1/19/28 (a)	1,290,000	1,220,366

		6,425,139

Investment Companies — 1.0%
Ares Capital Corp. 3.500% 2/10/23	3,040,000	2,897,578
3.875% 1/15/20	2,750,000	2,758,989
FS Investment Corp. 4.000% 7/15/19	2,870,000	2,872,748
TCP Capital Corp. 4.125% 8/11/22	2,810,000	2,682,260

		11,211,575

Iron & Steel — 0.8%
ArcelorMittal 5.125% 6/01/20	2,375,000	2,434,375
5.250% STEP 8/05/20	2,241,000	2,313,832
6.250% STEP 2/25/22	755,000	803,124
Vale Overseas Ltd. 5.875% 6/10/21	2,775,000	2,931,094
6.875% 11/21/36	600,000	673,620

		9,156,045

Machinery – Diversified — 0.3%
CNH Industrial Capital LLC 3.875% 10/15/21	2,870,000	2,855,650

Media — 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.125% 5/01/27 (a)	1,200,000	1,122,750
Charter Communications Operating LLC/Charter Communications Operating Capital 3.579% 7/23/20	2,005,000	2,002,454

	Principal Amount	Value
4.464% 7/23/22	$1,525,000	$1,543,737
6.484% 10/23/45	1,655,000	1,744,429
Comcast Corp. 3.400% 7/15/46	1,450,000	1,175,835
Discovery Communications LLC 3.950% 3/20/28	1,325,000	1,254,796
5.000% 9/20/37	975,000	938,780
Grupo Televisa SAB 6.625% 3/18/25	1,025,000	1,140,335
Time Warner Cable, Inc. 6.750% 6/15/39	655,000	698,284
8.250% 4/01/19	235,000	243,751
8.750% 2/14/19	365,000	377,179
Warner Media LLC 6.250% 3/29/41	15,000	16,310

		12,258,640

Mining — 0.7%
Glencore Finance Canada Ltd. 5.550% STEP 10/25/42 (a)	857,000	857,034
Glencore Funding LLC 3.875% 10/27/27 (a)	950,000	877,866
4.625% 4/29/24 (a)	2,310,000	2,322,509
Kinross Gold Corp. 4.500% 7/15/27 (a)	996,000	913,830
5.125% 9/01/21	3,325,000	3,411,284

		8,382,523

Miscellaneous – Manufacturing — 0.0%
General Electric Co. 6.875% 1/10/39	429,000	543,263

Office Equipment/Supplies — 0.3%
Pitney Bowes, Inc. 3.625% STEP 9/15/20	830,000	809,250
3.625% STEP 10/01/21	3,050,000	2,867,153

		3,676,403

Oil & Gas — 2.3%
Andeavor 4.500% 4/01/48	495,000	451,109
Antero Resources Corp. 5.375% 11/01/21	3,265,000	3,305,813
Cenovus Energy, Inc. 3.000% 8/15/22	1,225,000	1,173,395
4.250% 4/15/27	1,825,000	1,757,829
6.750% 11/15/39	500,000	549,080
Continental Resources, Inc. 4.375% 1/15/28	1,556,000	1,546,881
4.500% 4/15/23	1,425,000	1,446,065
Encana Corp. 6.500% 2/01/38	530,000	622,530
EQT Corp. 3.900% 10/01/27	3,820,000	3,562,423

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Helmerich & Payne International Drilling Co. 4.650% 3/15/25	$1,415,000	$1,461,004
Marathon Petroleum Corp. 4.750% 9/15/44	625,000	594,635
6.500% 3/01/41	1,060,000	1,234,422
Nabors Industries, Inc. 5.500% 1/15/23	1,335,000	1,284,938
Newfield Exploration Co. 5.750% 1/30/22	1,175,000	1,223,469
Patterson-UTI Energy, Inc. 3.950% 2/01/28 (a)	400,000	374,132
PBF Holding Co. LLC/PBF Finance Corp. 7.000% 11/15/23	1,150,000	1,190,250
Petroleos Mexicanos 3.500% 1/30/23	650,000	615,336
4.625% 9/21/23	550,000	542,300
5.350% 2/12/28 (a)	1,075,000	1,017,810
5.500% 1/21/21	1,690,000	1,739,838
6.375% 1/23/45	640,000	589,440
6.500% 3/13/27	295,000	302,499
6.625% 6/15/38	202,000	191,900

		26,777,098

Oil & Gas Services — 0.1%
National Oilwell Varco, Inc. 3.950% 12/01/42	1,423,000	1,200,336

Packaging & Containers — 0.3%
Amcor Finance USA, Inc. 3.625% 4/28/26 (a)	3,485,000	3,308,471

Pharmaceuticals — 1.6%
AbbVie, Inc. 4.700% 5/14/45	1,115,000	1,102,926
Allergan Funding SCS 4.750% 3/15/45	1,395,000	1,342,863
Bayer US Finance II LLC 4.250% 12/15/25 (a)	1,135,000	1,141,073
4.625% 6/25/38 (a)	1,145,000	1,135,115
CVS Health Corp. 4.300% 3/25/28	959,000	945,966
5.050% 3/25/48	1,370,000	1,394,244
6.125% 9/15/39	895,000	1,017,642
CVS Pass-Through Trust 5.926% 1/10/34 (a)	1,985,166	2,135,315
Express Scripts Holding Co. 4.500% 2/25/26	1,150,000	1,141,664
4.800% 7/15/46	1,105,000	1,050,775
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	405,000	381,022
Teva Pharmaceutical Finance IV LLC 2.250% 3/18/20	1,225,000	1,180,818

	Principal Amount	Value
Teva Pharmaceutical Finance Netherlands III BV 1.700% 7/19/19	$625,000	$610,143
2.200% 7/21/21	3,769,000	3,495,887
4.100% 10/01/46	510,000	364,525

		18,439,978

Pipelines — 3.0%
Alliance Pipeline LP 6.996% 12/31/19 (a)	191,445	194,089
Andeavor Logistics LP 6.875% VRN 12/31/99 (b)	1,725,000	1,707,750
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 3.500% 12/01/22	440,000	429,914
6.250% 10/15/22	624,000	646,382
Energy Transfer Equity LP 5.875% 1/15/24	361,000	370,025
7.500% 10/15/20	642,000	684,533
Energy Transfer Partners LP 4.200% 4/15/27	1,025,000	965,860
6.125% 12/15/45	885,000	884,496
6.250% VRN 12/31/99 (b)	2,310,000	2,139,638
EnLink Midstream Partners LP 4.150% 6/01/25	1,875,000	1,732,898
4.850% 7/15/26	996,000	943,769
Enterprise Products Operating LLC 5.375% VRN 2/15/78 (b)	1,120,000	1,020,977
EQT Midstream Partners LP 4.750% 7/15/23	2,870,000	2,865,376
Kinder Morgan Energy Partners LP 6.375% 3/01/41	400,000	429,246
6.500% 2/01/37	571,000	616,437
6.550% 9/15/40	535,000	587,139
6.950% 1/15/38	65,000	74,082
MPLX LP 4.500% 4/15/38	1,115,000	1,029,867
4.875% 6/01/25	2,318,000	2,383,300
5.200% 3/01/47	240,000	238,470
5.500% 2/15/23	890,000	906,821
Phillips 66 Partners LP 3.750% 3/01/28	815,000	761,694
4.680% 2/15/45	172,000	161,230
Plains All American Pipeline LP 6.125% VRN 12/31/99 (b)	2,290,000	2,169,775
Plains All American Pipeline LP/PAA Finance Corp. 3.650% 6/01/22	1,163,000	1,140,021
4.500% 12/15/26	1,300,000	1,272,532
4.700% 6/15/44	650,000	571,097
Sabine Pass Liquefaction LLC 4.200% 3/15/28	1,545,000	1,495,728
Series WI, 5.750% 5/15/24	1,300,000	1,386,651

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Sunoco Logistics Partners Operations LP 4.000% 10/01/27	$1,370,000	$1,280,546
5.300% 4/01/44	500,000	453,220
Western Gas Partners LP 4.000% 7/01/22	2,010,000	1,986,458
4.500% 3/01/28	615,000	591,849

		34,121,870

Private Equity — 0.2%
Hercules Capital, Inc. 4.625% 10/23/22	2,820,000	2,815,891

Real Estate Investment Trusts (REITS) — 1.0%
American Tower Corp. 4.400% 2/15/26	1,000,000	992,838
American Tower Trust #1 3.652% 3/23/48 (a)	1,810,000	1,783,998
Crown Castle International Corp. 3.200% 9/01/24	1,585,000	1,495,874
4.000% 3/01/27	775,000	746,063
Healthcare Trust of America Holdings LP 3.500% 8/01/26	1,385,000	1,301,760
Host Hotels & Resorts LP 3.875% 4/01/24	1,560,000	1,520,872
Kimco Realty Corp. 3.300% 2/01/25	945,000	895,310
Mid-America Apartments LP 3.600% 6/01/27	1,090,000	1,044,703
UDR, Inc. 3.500% 7/01/27	1,405,000	1,331,807
Weingarten Realty Investors 3.250% 8/15/26	580,000	534,438

		11,647,663

Retail — 0.8%
Dollar Tree, Inc. 4.200% 5/15/28	1,830,000	1,766,443
El Puerto de Liverpool SAB de CV 3.950% 10/02/24 (a)	2,975,000	2,798,285
The Home Depot, Inc. 4.250% 4/01/46	1,484,000	1,492,917
QVC, Inc. 3.125% 4/01/19	1,075,000	1,073,753
4.375% 3/15/23	1,140,000	1,126,422
5.125% 7/02/22	750,000	768,287

		9,026,107

Semiconductors — 0.2%
Marvell Technology Group Ltd. 4.200% 6/22/23	1,585,000	1,584,757
Microchip Technology, Inc. 3.922% 6/01/21 (a)	955,000	956,586

		2,541,343

	Principal Amount	Value
Software — 0.2%
Microsoft Corp. 4.450% 11/03/45	$2,260,000	$2,429,251

Telecommunications — 1.6%
AT&T, Inc. 3.800% 3/01/24	1,150,000	1,127,822
4.750% 5/15/46	1,200,000	1,071,933
5.250% 3/01/37	638,000	627,507
CenturyLink, Inc. 6.150% 9/15/19	760,000	775,200
Crown Castle Towers LLC 4.241% 7/15/48 (a) (c)	1,750,000	1,759,551
Embarq Corp. 7.995% 6/01/36	200,000	188,750
Ericsson LM 4.125% 5/15/22	3,025,000	2,979,893
Hughes Satellite Systems Corp. 6.500% 6/15/19	1,100,000	1,125,795
Sprint Communications, Inc. 9.250% 4/15/22	2,500,000	2,812,500
Telecom Italia SpA 5.303% 5/30/24 (a)	600,000	591,750
Telefonica Emisiones SAU 4.665% 3/06/38	1,040,000	972,780
Turk Telekomunikasyon AS 3.750% 6/19/19 (a)	1,510,000	1,491,161
Verizon Communications, Inc. 4.862% 8/21/46	1,906,000	1,821,320
6.550% 9/15/43	996,000	1,179,097

		18,525,059

Transportation — 0.2%
Asciano Finance Ltd. 4.625% 9/23/20 (a)	845,000	856,531
Autoridad del Canal de Panama 4.950% 7/29/35 (a)	1,340,000	1,395,275

		2,251,806

Trucking & Leasing — 0.8%
DAE Funding LLC 4.000% 8/01/20 (a)	1,037,000	1,025,334
Park Aerospace Holdings Ltd. 4.500% 3/15/23 (a)	1,550,000	1,472,190
5.250% 8/15/22 (a)	4,245,000	4,202,593
Penske Truck Leasing Co. LP/PTL Finance Corp. 3.900% 2/01/24 (a)	2,870,000	2,838,628

		9,538,745

TOTAL CORPORATE DEBT (Cost $433,473,960)		424,327,505

MUNICIPAL OBLIGATIONS — 0.6%
JobsOhio Beverage System Series B 4.532% 1/01/35	3,050,000	3,296,409

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
New York City Water & Sewer System 5.882% 6/15/44	$390,000	$507,554
State of California BAB 7.550% 4/01/39	505,000	744,693
7.600% 11/01/40	1,510,000	2,270,995

		6,819,651

TOTAL MUNICIPAL OBLIGATIONS (Cost $6,516,974)		6,819,651

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 31.2%
Automobile ABS — 1.6%
Hertz Vehicle Financing LLC Series 2018-1A, Class A, 3.290% 2/25/24 (a)	7,330,000	7,178,053
Series 2018-1A, Class B, 3.600% 2/25/24 (a)	3,610,000	3,509,145
Oscar US Funding Trust II, Series 2015-1A, Class A4 2.440% 6/15/22 (a)	2,500,000	2,490,648
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.700% 3.619% FRN 7/15/20 (a)	227,858	228,668
Oscar US Funding Trust V, Series 2016-2A, Class A4 2.990% 12/15/23 (a)	4,000,000	3,972,260
Oscar US Funding Trust VI, Series 2017-1A, Class A4 3.300% 5/10/24 (a)	830,000	827,597

		18,206,371

Commercial MBS — 1.7%
Aventura Mall Trust, Series 2018-AVM, Class C, 4.112% VRN 7/05/40 (a) (b)	4,140,000	4,129,242
Commercial Mortgage Pass-Through Certificates Series 2014-UBS2, Class A5, 3.961% 3/10/47	2,176,000	2,223,246
Series 2015-CR23, Class B, 4.183% VRN 5/10/48 (b)	1,200,000	1,201,614
Series 2015-CR23, Class C, 4.395% VRN 5/10/48 (b)	1,050,000	1,026,288
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A 4.238% 1/10/34 (a)	1,100,000	1,136,883
DBUBS Mortgage Trust, Series 2011-LC1A, Class B, 5.471% VRN 11/10/46 (a) (b)	860,000	906,012

	Principal Amount	Value
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.951% VRN 7/10/38 (b)	$1,187,311	$1,201,294
GS Mortgage Securities Corp. II, Series 2012-GC6, Class AS 4.948% 1/10/45 (a)	800,000	835,356
Morgan Stanley Capital I Trust Series 2018-H3, Class B, 4.620% 7/15/51 (c)	740,000	762,194
Series 2011-C2, Class B, 5.200% VRN 6/15/44 (a) (b)	825,000	855,412
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, 5.477% VRN 8/15/39 (b)	137,854	137,305
VNO Mortgage Trust, Series 2013-PENN, Class A 3.808% 12/13/29 (a)	1,610,000	1,627,395
Wachovia Bank Commercial Mortgage Trust Series 2006-C26, Class AM, 6.200% VRN 6/15/45 (b)	167,085	167,442
Series 2007-C33, Class AM, 6.209% VRN 2/15/51 (b)	885,542	901,123
Wells Fargo Commercial Mortgage Trust Series 2010-C1, Class A1, 3.349% 11/15/43 (a)	105,484	105,946
Series 2018-C45, Class AS, 4.405% 6/15/51 (b) (c)	1,400,000	1,441,922
Series 2018-C45, Class B, 4.556% 6/15/51 (c)	390,000	401,682

		19,060,356

Home Equity ABS — 0.1%
Countrywide Partnership Trust, Series 2004-EC1, Class M1, 1 mo. USD LIBOR + .900% 2.991% FRN 2/25/35	773,329	765,728
Mastr Asset-Backed Securities Trust, Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + ..720% 2.811% FRN 3/25/35	385,456	386,692

		1,152,420

Other ABS — 14.1%
321 Henderson Receivables I LLC, Series 2007-1A, Class A, 1 mo. USD LIBOR + .200% 2.273% FRN 3/15/42 (a)	611,624	575,236
321 Henderson Receivables LLC, Series 2015-1A, Class A 3.260% 9/15/72 (a)	533,721	506,425
Aames Mortgage Investment Trust, Series 2004-1, Class M5, 1 mo. USD LIBOR + 1.725% 3.816% FRN 1/25/35	667,786	665,616

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ALM VII Ltd., Series 2012-7A, Class A1R, 3 mo. USD LIBOR + 1.480% 3.828% FRN 10/15/28 (a)	$2,850,000	$2,868,183
Arbys Funding LLC, Series 2015-1A, Class A2 4.969% 10/30/45 (a)	2,145,000	2,148,079
Avery Point III CLO Ltd., Series 2013-3A, Class AR, 3 mo. USD LIBOR + 1.120% 3.475% FRN 1/18/25 (a)	1,319,875	1,320,004
Avery Point VI CLO Ltd., Series 2015-6A, Class A, 3 mo. USD LIBOR + 1.450% 3.813% FRN 8/05/27 (a)	4,225,000	4,226,242
Bain Capital Credit CLO, Series 2017-1A, Class A1, 3 mo. USD LIBOR + 1.250% 3.609% FRN 7/20/30 (a)	2,660,000	2,663,599
BCC Funding XIV LLC, Series 2018-1A, Class A1 2.200% 2/20/19 (a)	911,069	910,627
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, 3.207% FRN 4/20/31 (a) (b)	1,920,000	1,914,618
Birchwood Park CLO Ltd., Series 2014-1A, Class AR, 3 mo. USD LIBOR + 1.180% 3.528% FRN 7/15/26 (a)	2,415,000	2,415,290
BlueMountain CLO Ltd., Series 2015-2A, Class A1, 3 mo. USD LIBOR + 1.430% 3.785% FRN 7/18/27 (a)	2,855,000	2,855,106
BlueVirgo Trust, Series 2015-1A, Class NOTE 3.000% 12/15/22 (a)	984,282	984,213
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A 2.940% 5/25/29 (a)	970,244	946,207
Capital Automotive REIT Series 2014-1A, Class A, 3.660% 10/15/44 (a)	1,100,000	1,061,201
Series 2017-1A, Class A2, 4.180% 4/15/47 (a)	948,800	943,969
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class A1R, 3 mo. USD LIBOR + 1.220% 3.575% FRN 8/14/30 (a)	3,900,000	3,907,309
Castlelake Aircraft Structured Trust, Series 2018-1, Class A 4.125% 6/15/43 (a)	1,600,000	1,607,359
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A 2.000% 12/10/23 (a)	191,069	190,114

	Principal Amount	Value
CBAM Ltd., Series 2017-3A, Class A, 3.583% FRN 10/17/29 (a) (b)	$2,480,000	$2,482,510
CIFC Funding V Ltd., Series 2017-5A, Class A1, 3.533% FRN 11/16/30 (a) (b)	2,100,000	2,100,781
Clear Creek CLO Ltd., Series 2015-1A, Class AR, 3.559% FRN 10/20/30 (a) (b)	2,120,000	2,124,359
CLI Funding V LLC, Series 2014-1A, Class A 3.290% 6/18/29 (a)	1,123,654	1,105,927
Consumer Installment Loan Trust, Series 2016-LD1, Class A 3.960% 7/15/22 (a)	186,914	186,910
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460% 2.551% FRN 9/25/34	77,331	77,203
Cronos Containers Program I Ltd., Series 2014-2A, Class A 3.270% 11/18/29 (a)	662,037	652,556
Diamond Resorts Owner Trust Series 2014-1, Class A, 2.540% 5/20/27 (a)	229,578	229,116
Series 2015-2, Class A, 2.990% 5/22/28 (a)	537,785	534,011
Series 2016-1, Class A, 3.080% 11/20/28 (a)	1,842,386	1,799,294
Domino’s Pizza Master Issuer LLC Series 2018-1A, Class A2I, 4.116% 7/25/48 (a)	1,510,000	1,549,680
Series 2017-1A, Class A23, 4.118% 7/25/47 (a)	664,975	657,968
Series 2015-1A, Class A2II, 4.474% 10/25/45 (a)	3,675,000	3,760,762
Drug Royalty Corp., Inc. Series 2014-1, Class A2, 3.484% 7/15/23 (a)	211,620	210,804
Series 2012-1, Class A2, 5.800% 7/15/24 (a)	65,513	65,434
Element Rail Leasing II LLC Series 2015-1A, Class A1, 2.707% 2/19/45 (a)	438,113	431,808
Series 2016-1A, Class A1, 3.968% 3/19/46 (a)	1,210,773	1,221,224
Entegry New Orleans Storm Recovery Funding I LLC, Series 2015-1, Class A 2.670% 6/01/27	625,252	611,175
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 4.212% 10/15/42 (a)	2,830,120	2,832,288
Galaxy XX CLO Ltd., Series 2015-20A, Class AR, 3.359% FRN 4/20/31 (a) (b)	1,100,000	1,095,232

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Global Container Assets Ltd., Series 2015-1A, Class A2 3.450% 2/05/30 (a)	$1,238,376	$1,207,572
Global SC Finance II SRL, Series 2014-1A, Class A1 3.190% 7/17/29 (a)	304,167	299,125
Goldentree Loan Management US CLO Ltd., Series 2017-2A, Class A, 3.509% FRN 11/28/30 (a) (b)	2,250,000	2,254,459
Goodgreen Trust Series 2016-1A, Class A, 3.230% 10/15/52 (a)	2,403,926	2,330,674
Series 2017-1A, Class A, 3.740% 10/15/52 (a)	1,136,460	1,138,689
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (a) (b)	2,771,332	2,784,243
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .645% 2.736% FRN 4/25/35	102,764	103,458
Helios Issuer LLC, Series 2017-1A, Class A 4.940% 9/20/49 (a)	1,616,347	1,641,365
Hercules Capital Funding Trust, Series 2014-1A, Class A 3.524% 4/16/21 (a)	240,432	240,507
Hero Funding Trust Series 2016-3A, Class A1, 3.080% 9/20/42 (a)	1,613,853	1,587,115
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	1,425,232	1,378,166
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	451,137	445,420
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	1,543,278	1,539,206
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	362,679	367,666
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	2,504,168	2,578,807
Highbridge Loan Management Ltd., Series 12A-18, Class B, 4.222% FRN 7/18/31 (a) (b)	1,700,000	1,700,000
Hilton Grand Vacations Trust, Series 2013-A, Class A 2.280% 1/25/26 (a)	238,574	236,931
J.G. Wentworth XXXV LLC, Series 2015-2A, Class A 3.870% 3/15/58 (a)	733,230	734,838
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1 4.300% 1/15/42 (a)	2,479,167	2,500,039
Lendmark Funding Trust Series 2017-1A, Class A, 2.830% 12/22/25 (a)	1,250,000	1,239,134

	Principal Amount	Value
Series 2018-1A, Class A, 3.810% 12/21/26 (a)	$1,650,000	$1,654,484
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825% 2.916% FRN 6/25/35	11,018	11,020
Madison Park Funding XXVIII Ltd., Series 2018-28A, Class B, 3.937% FRN 7/15/30 (a) (b) (d) (e)	2,090,000	2,090,000
Magnetite XV Ltd., Series 2015-15A, Class CR, 3.882% FRN 7/25/31 (a) (b)	2,830,000	2,830,000
Marble Point CLO XI Ltd., Series 2017-2A, Class A, 3.535% FRN 12/18/30 (a) (b)	2,000,000	2,000,892
Marlette Funding Trust Series 2016-1A, Class A, 3.060% 1/17/23 (a)	129,856	129,902
Series 2017-2A, Class B, 3.190% 7/15/24 (a)	970,000	965,085
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A 2.510% 5/20/30 (a)	339,453	337,880
Milos CLO Ltd., Series 2017-1A, Class A, 3.609% FRN 10/20/30 (a) (b)	940,000	941,872
Mosaic Solar Loans LLC Series 2017-2A, Class A, 3.820% 9/20/42 (a)	933,688	927,582
Series 2018-1A, Class A, 4.010% 6/22/43 (a)	419,112	420,358
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	458,739	468,270
MP CLO III Ltd., Series 2013-1A, Class AR, 3.609% FRN 10/20/30 (a) (b)	1,850,000	1,855,720
MVW Owner Trust Series 2014-2, Class A, 2.250% 9/22/31 (a)	916,308	896,926
Series 2017-1A, Class A, 2.420% 12/20/34 (a)	516,435	503,254
Series 2015-1A, Class A, 2.520% 12/20/32 (a)	685,461	670,028
NP SPE II LLC, Series 2017-1A, Class A2 4.219% 10/21/47 (a)	2,190,000	2,172,064
NRZ Advance Receivables Trust, Series 2016-T3, Class AT3 2.833% 10/16/51 (a)	10,300,000	10,048,824
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, 3 mo. USD LIBOR + 1.120% 3.479% FRN 4/20/25 (a)	1,440,900	1,440,989

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Orange Lake Timeshare Trust Series 2014-AA, Class A, 2.290% 7/09/29 (a)	$222,054	$216,006
Series 2016-A, Class B, 2.910% 3/08/29 (a)	897,895	880,595
Oxford Finance Funding Trust Series 2014-1A, Class A, 3.475% 12/15/22 (a)	226,214	223,957
Series 2016-1A, Class A, 3.968% 6/17/24 (a)	1,500,000	1,493,324
Race Point VIII CLO Ltd., Series 2013-8A, Class AR, 3 mo. USD LIBOR + 1.340% 3.671% FRN 2/20/30 (a)	700,000	703,826
Sierra Receivables Funding Co. LLC Series 2014-1A, Class A, 2.070% 3/20/30 (a)	222,835	222,592
Series 2015-3A, Class B, 3.080% 9/20/32 (a)	208,974	207,470
SoFi Consumer Loan Program LLC, Series 2017-2, Class A 3.280% 2/25/26 (a)	2,080,188	2,079,717
Spirit Master Funding LLC, Series 2014-4A, Class A1 3.501% 1/20/45 (a)	1,096,218	1,096,560
SpringCastle America Funding LLC, Series 2016-AA, Class A 3.050% 4/25/29 (a)	1,011,105	1,007,366
SPS Servicer Advance Receivables Trust, Series 2016-T2, Class AT2 2.750% 11/15/49 (a)	4,200,000	4,238,241
Structured Receivables Finance LLC, Series 2010-B, Class A 3.730% 8/15/36 (a)	334,555	325,432
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A 4.190% 1/15/71 (a)	1,945,240	1,859,619
Symphony CLO XV Ltd., Series 2014-15A, Class AR, 3 mo. USD LIBOR + 1.180% 3.533% FRN 10/17/26 (a)	2,808,000	2,808,345
Taco Bell Funding LLC, Series 2016-1A, Class A2I 3.832% 5/25/46 (a)	2,610,250	2,613,717
TAL Advantage VI LLC, Series 2017-1A, Class A 4.500% 4/20/42	2,243,885	2,288,220
TCI-Symphony CLO Ltd., Series 2016-1A, Class A, 3 mo. USD LIBOR + 1.480% 3.822% FRN 10/13/29 (a)	2,340,000	2,348,335
Trinity Rail Leasing L.P., Series 2018-1A, Class A2 4.620% 6/17/48 (a)	2,370,000	2,368,459

	Principal Amount	Value
Trip Rail Master Funding LLC Series 2017-1A, Class A1, 2.709% 8/15/47 (a)	$519,299	$511,934
Series 2017-1A, Class A2, 3.736% 8/15/47 (a)	820,000	792,426
Triton Container Finance IV LLC, Series 2017-2A, Class A 3.620% 8/20/42 (a)	3,127,033	3,097,362
Triton Container Finance VI LLC, Series 2017-1A, Class A 3.520% 6/20/42 (a)	848,895	843,415
Vivint Colar Financing V LLC, Series 2018-1A, Class B 7.370% 4/30/48 (a) (d) (e)	3,025,000	3,024,743
WAVE Trust Series 2017-1A, Class A, 3.844% 11/15/42 (a)	3,772,645	3,743,704
Series 2017-1A, Class C, 6.656% 11/15/42 (a)	2,438,422	2,465,015
Wendy’s Funding LLC Series 2015-1A, Class A2II, 4.080% 6/15/45 (a)	2,270,788	2,306,175
Series 2015-1A, Class A23, 4.497% 6/15/45 (a)	3,112,000	3,304,984
Westgate Resorts LLC, Series 2017-1A, Class A 3.050% 12/20/30 (a)	1,219,977	1,208,592

		161,391,134

Student Loans ABS — 12.6%
Academic Loan Funding Trust, Series 2012-1A, Class A2, 1 mo. USD LIBOR + 1.100% 3.191% FRN 12/27/44 (a)	1,278,732	1,281,743
AccessLex Institute Series 2005-2, Class A3, 3 mo. USD LIBOR + .180% 2.509% FRN 11/22/24	162,813	162,813
Series 2003-A, Class A3, 3 mo. Treasury + 1.200% 3.120% FRN 7/01/38	308,427	291,726
College Loan Corp. Trust I, Series 2007-1, Class B2, 28 day ARS FRN 1/25/47	875,000	694,982
DRB Prime Student Loan Trust Series 2016-R, Class A2, 3.070% 10/25/44 (a)	3,652,773	3,671,037
Series 2015-B, Class A1, 1 mo. USD LIBOR + 1.900% 3.991% FRN 10/27/31 (a)	207,660	213,956
Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000% 4.091% FRN 4/25/40 (a)	590,699	607,161

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Earnest Student Loan Program LLC Series 2016-D, Class A2, 2.720% 1/25/41 (a)	$1,341,702	$1,320,941
Series 2016-B, Class A2, 3.020% 5/25/34 (a)	1,119,034	1,112,227
Series 2016-C, Class A1, 1 mo. USD LIBOR + 1.850% 3.941% FRN 10/27/36 (a)	1,916,359	1,944,476
ECMC Group Student Loan Trust Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200% 3.291% FRN 12/27/66 (a)	2,532,656	2,574,894
Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350% 3.441% FRN 7/26/66 (a)	3,597,792	3,656,568
Edlinc Student Loan Funding, Series 2017-A, Class A (Acquired 12/22/17, Cost $3,624,618), 3.350% FRN 12/01/47 (a) (b) (d) (f)	3,327,320	3,307,662
Education Loan Asset-Backed Trust I Series 2003-1, Class A2, 28 day ARS 0.000% FRN2/01/43 (a)	1,300,000	1,218,447
Series 2003-2, Class 2A1, 28 day ARS 0.000% FRN8/01/43 (a)	1,950,000	1,806,260
Higher Education Funding I Series 2004-1, Class B1, 28 day ARS 0.000% FRN1/01/44 (a)	600,000	526,802
Series 2004-1, Class B2, 28 day ARS 0.000% FRN1/01/44 (a)	600,000	512,878
Laurel Road Prime Student Loan Trust Series 2017-B, Class BFX, 3.020% 8/25/42 (a)	1,035,371	1,010,877
Series 2018-B, Class BFX, 3.720% 5/26/43 (a)	800,000	802,195
Navient Private Education Loan Trust, Series 2018-BA, Class A2B, 2.788% FRN 12/15/59 (a) (b)	850,000	849,953
Navient Student Loan Trust Series 2014-1, Class A4, 1 mo. USD LIBOR + .750% 2.710% FRN 2/25/39	3,300,000	3,262,293
Series 2016-1A, Class A, 1 mo. USD LIBOR + .700% 2.791% FRN 2/25/70 (a)	3,339,905	3,352,291
Series 2018-1A, Class A3, 2.811% FRN 3/25/67 (a) (b)	3,810,000	3,821,855
Series 2018-2A, Class A3, 2.841% FRN 3/25/67 (a) (b)	3,320,000	3,314,312
Series 2018-3A, Class A3, 2.888% FRN 3/25/67 (a) (b)	4,650,000	4,650,000
Series 2017-5A, Class A, 2.891% FRN 7/26/66 (a) (b)	1,856,393	1,873,508

	Principal Amount	Value
Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250% 3.341% FRN 6/25/65 (a)	$2,938,292	$3,015,177
Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300% 3.391% FRN 3/25/66 (a)	6,800,000	7,051,309
Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500% 3.591% FRN 10/25/58	1,200,000	1,217,613
Nelnet Private Education Loan Trust, Series 2016-A, Class A1B 3.600% 12/26/40 (a)	929,750	897,513
Nelnet Student Loan Trust
Series 2005-2, Class A5, 3 mo. USD LIBOR + .100% 2.432% FRN 3/23/37	1,212,603	1,197,676
Series 2005-1, Class A5, 3 mo. USD LIBOR + .110% 2.470% FRN 10/25/33	1,112,694	1,106,314
Series 2013-5A, Class A, 1 mo. USD LIBOR + .630% 2.590% FRN 1/25/37 (a)	2,032,756	2,034,366
Series 2018-1A, Class A2, 2.851% FRN 5/25/66 (a) (b)	3,680,000	3,679,996
Series 2014-3A, Class B, 1 mo. USD LIBOR + 1.500% 3.460% FRN 10/25/50 (a)	850,000	784,476
Series 2014-5A, Class B, 1 mo. USD LIBOR + 1.500% 3.460% FRN 5/26/54 (a)	1,200,000	1,160,793
Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500% 3.460% FRN 6/25/54 (a)	1,100,000	1,031,696
Series 2015-2A, Class B, 1 mo. USD LIBOR + 1.500% 3.591% FRN 5/26/54 (a)	1,130,000	1,099,696
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950% 3.041% FRN 11/25/65 (a)	2,734,976	2,769,977
SLC Private Student Loan Trust, Series 2006-A, Class C, 3 mo. USD LIBOR + .450% 2.798% FRN 7/15/36	1,700,000	1,631,322
SLC Student Loan Trust Series 2005-1, Class B, 3 mo. USD LIBOR + .200% 2.543% FRN 2/15/45	1,984,584	1,838,999
Series 2006-A, Class B, 3 mo. USD LIBOR + .300% 2.648% FRN 7/15/36	548,429	545,669
SLM Student Loan Trust Series 2005-5, Class A4, 3 mo. USD LIBOR + .140% 2.500% FRN 10/25/28	2,300,000	2,291,756

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2007-1, Class A6, 3 mo. USD LIBOR + .140% 2.500% FRN 1/27/42	$600,000	$578,638
Series 2006-10, Class A6, 3 mo. USD LIBOR + .150% 2.510% FRN 3/25/44	1,890,000	1,822,938
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 2.570% FRN 10/25/40	2,326,086	2,203,949
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 2.670% FRN 1/25/55	1,715,574	1,619,231
Series 2004-10, Class A7A, 3 mo. USD LIBOR + .600% 2.960% FRN 10/25/29 (a)	2,900,000	2,912,687
Series 2005-9, Class A7A, 3 mo. EURIBOR + .600% 2.960% FRN 1/25/41	3,280,000	3,260,727
Series 2003-14, Class A7, 3 mo. USD LIBOR + .600% 2.960% FRN 10/25/65 (a)	14,500,000	14,332,932
Series 2013-2, Class B, 1 mo. USD LIBOR + 1.500% 3.460% FRN 6/25/43	1,970,000	1,942,089
Series 2002-7, Class A11, 28 day ARS 4.080% FRN 3/15/28	650,000	650,000
Series 2003-5, Class A7, 28 day ARS + 2.500% 4.490% FRN 6/17/30	450,000	450,000
Series 2002-7, Class B, 28 day ARS 5.073% FRN 12/15/39	3,800,000	3,790,899
Series 2003-2, Class A7, 28 day ARS 5.083% FRN 9/15/28	600,000	600,000
SMB Private Education Loan Trust Series 2016-B, Class A2A, 2.430% 2/17/32 (a)	1,644,856	1,596,782
Series 2018-B, Class A2B, 2.804% FRN 1/15/37 (a) (b)	2,850,000	2,849,385
Series 2017-A, Class B, 3.500% 6/17/41 (a)	1,800,000	1,671,997
SoFi Professional Loan Program LLC Series 2015-A, Class RC, (Acquired 4/19/17, Cost $3,376,500), 0.000% 3/25/33 (a) (d) (f)	1,200	1,770,000
Series 2017-D, Class R1, (Acquired 7/19/17, Cost $2,630,190), 0.000% 9/25/40 (a) (d) (f)	4,647,800	2,788,680
Series 2018-A, Class R1 (Acquired 1/22/18, Cost $2,492,585), 0.000% 2/25/42 (a) (d) (f)	3,470,600	2,492,585

	Principal Amount	Value
Series 2018-B, Class R1 (Acquired 3/15/18, Cost $1,695,232), 0.000% 8/26/47 (a) (d) (e) (f)	$3,139,900	$1,695,232
Series 2016-C, Class A2B, 2.360% 12/27/32 (a)	630,000	612,128
Series 2016-E, Class A2B, 2.490% 1/25/36 (a)	1,520,000	1,484,050
Series 2016-B, Class A2B, 2.740% 10/25/32 (a)	2,183,937	2,156,101
Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200% 3.291% FRN 6/25/33 (a)	1,325,712	1,344,418
Series 2017-A, Class B, 3.440% VRN 3/26/40 (a) (b)	1,180,000	1,144,838
South Carolina Student Loan Corp. Series 2014-1, Class A2, 1 mo. USD LIBOR + 1.000% 2.983% FRN 1/03/33	2,030,000	2,061,260
Series 2014-1, Class B, 1 mo. USD LIBOR + 1.500% 3.483% FRN 8/01/35	3,025,000	2,953,366
South Texas Higher Education Authority, Inc., Series 2012-1, Class A3, 3 mo. USD LIBOR + .850% 3.158% FRN 10/01/46	2,000,000	2,022,545

		144,003,662

WL Collateral CMO — 1.1%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, 3.829% VRN 8/25/34 (b)	163,093	164,982
Countrywide Home Loans, Inc. Series 2004-2, Class 1A1, 3.717% VRN 2/25/34 (b)	83,853	84,809
Series 2003-42, Class 1A1, 3.991% VRN 9/25/33 (b)	18,802	17,092
Deephaven Residential Mortgage Trust, Series 2018-1A, Class A3, 3.202% VRN 12/25/57 (a) (b)	1,018,520	1,005,044
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, 4.211% VRN 8/25/34 (b)	32,935	32,944
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 3.618% VRN 8/25/34 (b)	179,497	175,364
JP Morgan Mortgage Trust, Series 2017-1, Class A11, 3.500% VRN 1/25/47 (a) (b)	3,070,789	2,980,864
Merrill Lynch Mortgage Investors, Inc. Series 2004-A1, Class IA, 3.560% VRN 2/25/34 (b)	18,155	17,484

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2003-A4, Class IA, 3.955% VRN 7/25/33 (b)	$9,024	$9,309
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, 4.375% VRN 2/25/34 (b)	935	997
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A (Acquired 2/21/18, Cost $1,180,000), 4.941% FRN 2/25/23 (a) (b) (d) (f)	1,180,000	1,187,110
PSMC Trust, Series 2018-2, Class A1, 3.500% VRN 6/25/48 (a) (b)	3,683,926	3,581,972
Sequoia Mortgage Trust, Series 2018-CH2, Class A3, 4.000% VRN 6/25/48 (a) (b)	3,557,843	3,591,212
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, 3.854% VRN 3/25/34 (b)	119,410	119,790
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400% 2.958% FRN 4/25/44	304,923	313,127

		13,282,100

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $357,355,620)		357,096,043

SOVEREIGN DEBT OBLIGATIONS — 0.7%
Colombia Government International Bond 6.125% 1/18/41	2,980,000	3,337,600
Mexico Government International Bond 4.750% 3/08/44	4,328,000	4,015,903
6.750% 9/27/34	950,000	1,113,875

		8,467,378

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $8,551,708)		8,467,378

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 26.1%
Collateralized Mortgage Obligations — 1.4%
Federal Home Loan Mortgage Corp. Series 4303, Class AP, 3.000% 8/15/43	2,595,543	2,584,198
Series 4800, Class TA, 4.000% 4/15/42	2,477,859	2,543,291
Series 4802, Class EA, 4.000% 5/15/42	1,784,061	1,831,177

	Principal Amount	Value
Series 2617, Class Z, 5.500% 5/15/33	$1,462,819	$1,583,946
Series 2693, Class Z, 5.500% 10/15/33	2,640,234	2,842,626
Series 3423, Class PB, 5.500% 3/15/38	476,841	519,198
Series 2178, Class PB, 7.000% 8/15/29	224,455	246,625
Federal National Mortgage Association Series 2014-7, Class VA, 3.500% 5/25/25	1,405,324	1,430,822
Series 2007-32, Class Z, 5.500% 4/25/37	775,231	842,494
Series 2010-60, Class HJ, 5.500% 5/25/40	564,013	600,434
Federal National Mortgage Association REMIC Series 2007-B2, Class ZA 5.500% 6/25/37	701,125	744,612

		15,769,423

Pass-Through Securities — 24.6%
Federal Home Loan Mortgage Corp. Pool #U90432 3.500% 11/01/42	563,870	564,641
Pool #Q41916 3.500% 7/01/46	1,651,584	1,653,584
Pool #Q42045 3.500% 7/01/46	682,761	683,588
Pool #Q44275 3.500% 11/01/46	1,411,866	1,413,134
Pool #Q44277 3.500% 11/01/46	421,260	420,849
Pool #Q52216 3.500% 11/01/47	5,186,733	5,163,028
Pool #V83763 3.500% 12/01/47	12,741,464	12,683,231
Pool #Q52868 3.500% 12/01/47	5,507,563	5,482,392
Pool #V83655 3.500% 12/01/47	10,866,551	10,816,888
Pool #V83886 3.500% 1/01/48	13,439,957	13,374,332
Pool #G61307 3.500% 2/01/48	10,419,167	10,371,548
Pool #Z40047 4.000% 10/01/41	278,742	286,843
Pool #Q47742 4.000% 4/01/47	1,334,952	1,370,203
Pool #Q47730 4.000% 4/01/47	1,553,383	1,594,402
Pool #V83764 4.000% 12/01/47	8,670,913	8,853,816
Pool #V83796 4.000% 12/01/47	16,266,758	16,593,363
Pool #Q52834 4.000% 12/01/47	1,491,305	1,521,248
Pool #V83962 4.000% 2/01/48	2,647,477	2,700,634
Pool #C03537 4.500% 8/01/40	1,027,049	1,079,445
Pool #G06057 4.500% 10/01/40	1,177,690	1,237,771
Pool #G60485 4.500% 10/01/41	1,324,325	1,391,472
Pool #G60172 4.500% 9/01/43	1,488,041	1,563,489
Pool #Q48208 4.500% 5/01/47	1,213,711	1,265,389
Pool #Q48869 4.500% 6/01/47	8,116,722	8,459,780
Pool #C00836 7.000% 7/01/29	8,968	10,084
Pool #C49314 7.000% 4/01/31	4,709	5,365
Pool #C51422 7.000% 5/01/31	1,783	2,032
Pool #C53034 7.000% 6/01/31	12,440	14,093
Pool #G01311 7.000% 9/01/31	48,254	54,602

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #G01317 7.000% 10/01/31	$29,831	$33,726
Pool #G00143 7.500% 6/01/23	359	387
Pool #C55867 7.500% 2/01/30	23,568	26,081
Pool #C41497 7.500% 9/01/30	114	130
Pool #C44830 7.500% 11/01/30	23	26
Pool #C45235 7.500% 12/01/30	15,403	17,487
Pool #C46038 7.500% 12/01/30	925	1,053
Pool #C01116 7.500% 1/01/31	961	1,101
Pool #C46309 7.500% 1/01/31	496	568
Pool #C46560 7.500% 1/01/31	508	567
Pool #C46810 7.500% 1/01/31	122	139
Pool #C47063 7.500% 1/01/31	2,726	3,104
Pool #C47060 7.500% 1/01/31	691	791
Pool #G00653 8.500% 11/01/25	14,501	16,122
Federal National Mortgage Association Pool #AS1304 3.500% 12/01/28	1,810,196	1,838,056
Pool #AV1897 3.500% 12/01/28	334,215	339,358
Pool #AV2325 3.500% 12/01/28	908,186	922,731
Pool #BF0196 3.500% 2/01/41	1,937,875	1,947,715
Pool #MA1356 3.500% 2/01/43	10,864,990	10,882,815
Pool #BM3994 3.500% 1/01/44	1,694,164	1,696,943
Pool #CA1073 3.500% 1/01/48	19,720,150	19,635,414
Pool #MA3287 3.500% 2/01/48	9,537,483	9,421,990
Pool #725692 1 year CMT + 2.138% 3.536% FRN 10/01/33	235,594	246,030
Pool #888586 1 year CMT + 2.208% 3.607% FRN 10/01/34	465,062	489,220
Pool #BH9008 4.000% 8/01/47	345,360	352,376
Pool #CA0181 4.000% 8/01/47	3,253,682	3,319,772
Pool #BH9011 4.000% 9/01/47	394,138	402,144
Pool #CA0620 4.000% 10/01/47	4,260,169	4,346,704
Pool #BJ0686 4.000% 4/01/48	5,969,501	6,090,524
Pool #CA1951 4.000% 7/01/48	4,375,000	4,471,729
Pool #CA2039 4.000% 7/01/48	5,100,000	5,203,195
Pool #BF0094 4.000% 5/01/56	6,230,665	6,370,369
Pool #BF0105 4.000% 6/01/56	3,915,884	4,003,685
Pool #775539 12 mo. USD LIBOR + 1.645% 4.179% FRN 5/01/34	166,540	173,407
Pool #AH6787 4.500% 3/01/41	1,110,290	1,167,279
Pool #CA1952 4.500% 6/01/48	3,240,000	3,375,675
Pool #AD6437 5.000% 6/01/40	634,250	679,489
Pool #AD6996 5.000% 7/01/40	4,138,743	4,433,951
Pool #AL8173 5.000% 2/01/44	1,657,543	1,774,737
Pool #254379 7.000% 7/01/32	32,256	36,682
Pool #252717 7.500% 9/01/29	1,849	2,098
Pool #535996 7.500% 6/01/31	7,169	8,176
Pool #254009 7.500% 10/01/31	19,458	22,146
Pool #253394 8.000% 7/01/20	2,998	3,094
Pool #323992 8.000% 11/01/29	1,414	1,619
Pool #525725 8.000% 2/01/30	3,213	3,718
Pool #253266 8.000% 5/01/30	3,944	4,543
Pool #537433 8.000% 5/01/30	2,338	2,713

	Principal Amount	Value
Pool #253347 8.000% 6/01/30	$3,953	$4,559
Pool #544976 8.000% 7/01/30	406	466
Pool #535428 8.000% 8/01/30	5,021	5,784
Pool #543290 8.000% 9/01/30	54	63
Pool #547786 8.000% 9/01/30	1,872	2,129
Pool #550767 8.000% 9/01/30	2,269	2,612
Pool #553061 8.000% 9/01/30	11,137	12,698
Pool #253481 8.000% 10/01/30	4,539	5,252
Pool #535533 8.000% 10/01/30	4,111	4,744
Pool #560741 8.000% 11/01/30	2,618	3,038
Pool #253644 8.000% 2/01/31	2,225	2,575
Pool #581170 8.000% 5/01/31	1,331	1,518
Pool #593848 8.000% 7/01/31	893	1,039
Pool #190317 8.000% 8/01/31	26,217	30,219
Pool #545240 8.000% 9/01/31	2,491	2,877
Pool #541202 8.500% 8/01/26	6,916	7,504
Federal National Mortgage Association TBA Pool #6447 4.000% 5/01/47 (c)	4,150,000	4,231,054
Pool #15801 4.500% 6/01/47 (c)	9,000,000	9,371,250
Government National Mortgage Association Pool #783896 3.500% 5/15/44	5,468,126	5,517,254
Pool #BF1053 3.500% 12/15/47	1,696,946	1,703,177
Pool #BF1120 3.500% 1/15/48	2,034,315	2,041,785
Pool #AV1854 3.500% 1/15/48	2,208,365	2,216,474
Pool #BF1214 3.500% 2/15/48	1,689,419	1,695,622
Pool #BF1245 3.500% 2/15/48	1,714,284	1,720,579
Pool #404246 6.500% 8/15/28	205	227
Pool #781038 6.500% 5/15/29	55,673	61,714
Pool #781468 6.500% 7/15/32	3,580	4,040
Pool #781496 6.500% 9/15/32	18,071	20,287
Pool #363066 7.000% 8/15/23	2,271	2,441
Pool #352049 7.000% 10/15/23	1,869	2,015
Pool #354674 7.000% 10/15/23	2,243	2,407
Pool #345964 7.000% 11/15/23	839	905
Pool #380866 7.000% 3/15/24	723	779
Pool #781124 7.000% 12/15/29	6,693	7,560
Pool #781319 7.000% 7/15/31	126,127	143,391
Pool #581417 7.000% 7/15/32	31,446	35,866
Pool #565982 7.000% 7/15/32	14,167	16,310
Pool #357262 7.500% 9/15/23	1,052	1,142
Pool #441009 8.000% 11/15/26	834	946
Pool #522777 8.000% 12/15/29	5,212	6,025
Pool #523043 8.000% 3/15/30	276	320
Pool #529134 8.000% 3/15/30	1,646	1,936
Pool #477036 8.000% 4/15/30	661	777
Pool #503157 8.000% 4/15/30	14,207	16,721
Pool #528714 8.000% 4/15/30	1,740	2,049
Pool #544640 8.000% 11/15/30	10,931	12,919
Pool #531298 8.500% 8/15/30	1,050	1,214

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Government National Mortgage Association II Pool #82462 1 year CMT + 1.500% 3.375% FRN 1/20/40	$704,919	$730,573
Pool #82488 1 year CMT + 1.500% 3.375% FRN 3/20/40	848,706	879,644
Pool #784314 3.500% 5/20/43	929,277	937,481
Pool #784026 3.500% 12/20/44	3,170,601	3,189,179
Pool #BC4641 3.500% 9/20/47	2,859,752	2,867,125
Pool #MA4778 3.500% 10/20/47	1,880,399	1,888,773
Pool #BC4885 3.500% 11/20/47	4,421,186	4,432,584
Pool #BE4328 3.500% 12/20/47	1,856,605	1,861,392
Pool #BD6940 3.500% 12/20/47	2,508,894	2,515,362
Pool #BF1119 3.500% 1/20/48	3,235,974	3,244,316
Pool #BD3899 3.500% 1/20/48	4,830,165	4,842,617
Pool #BE6487 3.500% 1/20/48	1,116,465	1,119,343
Pool #BD6461 3.500% 1/20/48	2,133,553	2,139,053
Pool #BF1269 3.500% 2/20/48	1,714,405	1,718,825
Pool #AC2985 4.000% 10/20/47	792,832	813,241
Pool #BF1270 4.000% 2/20/48	1,675,564	1,720,137
Government National Mortgage Association II TBA Pool #471 3.500% 5/01/47 (c)	575,000	576,977
Pool #1767 4.000% 5/01/47 (c)	12,375,000	12,680,508

		281,486,018

Whole Loans — 0.1%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2016-HQA3, Class M1, 1 mo. USD LIBOR + .800% 2.891% FRN 3/25/29	292,333	292,703
Series 2016-HQA3, Class M2, 1 mo. USD LIBOR + 1.350% 3.441% FRN 3/25/29	790,000	801,757

		1,094,460

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $304,648,832)		298,349,901

U.S. TREASURY OBLIGATIONS — 1.8%
U.S. Treasury Bonds & Notes — 1.8%
U.S. Treasury Bond 2.500% 5/15/46	18,800,000	17,072,456
3.500% 2/15/39 (g)	3,700,000	4,028,433

		21,100,889

TOTAL U.S. TREASURY OBLIGATIONS (Cost $21,322,859)		21,100,889

	Principal Amount	Value
TOTAL BONDS & NOTES (Cost $1,131,869,953)		$1,116,161,367

TOTAL PURCHASED OPTIONS (#) — 0.8% (Cost $9,652,703)		9,754,527

TOTAL LONG-TERM INVESTMENTS (Cost $1,144,772,656)		1,129,297,194

SHORT-TERM INVESTMENTS — 6.4%
Commercial Paper — 6.4%
AT&T, Inc. 2.890% 12/06/18 (a)	$4,500,000	4,446,060
Avery Dennison Corp. 2.231% 7/02/18 (a)	2,000,000	1,999,631
BAT International Finance 2.489% 7/16/18 (a)	7,000,000	6,992,404
Cox Enterprises, Inc. 2.262% 7/03/18 (a)	5,000,000	4,998,758
Dominion Resources 2.601% 02095, 7/09/18 (a)	2,000,000	1,998,742
2.652% 02095, 7/09/18 (a)	5,000,000	4,996,854
2.653% 00250, 9/12/18 (a)	3,000,000	2,984,375
Interpublic Group Cos. 2.459% 7/16/18 (a)	9,000,000	8,990,204
Mckesson Corp. 2.438% 7/17/18 (a)	6,500,000	6,492,518
National Grid USA 2.493% 8/13/18 (a)	10,000,000	9,969,937
Nutrien Ltd. 2.565% 8/15/18 (a)	10,000,000	9,966,395
Suncor Energy, Inc. 2.674% 00773, 9/24/18 (a)	6,000,000	5,963,170
2.704% 02568, 7/17/18 (a)	3,500,000	3,495,972

		73,295,020

TOTAL SHORT-TERM INVESTMENTS (Cost $73,293,673)		73,295,020

TOTAL INVESTMENTS — 105.0% (Cost $1,218,066,329) (h)		1,202,592,214

Other Assets/(Liabilities) — (5.0)%		(57,735,204)

NET ASSETS — 100.0%		$1,144,857,010

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

Abbreviation Legend (Continued)

FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to a value of $473,379,700 or 41.35% of net assets.

(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2018.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	Investment was valued using significant unobservable inputs.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2018, these securities amounted to a value of $6,809,975 or 0.59% of net assets.
(f)

Restricted security. Certain securities are restricted as to resale. At June 30, 2018, these securities amounted to a value of $13,241,269 or 1.16% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(g)	A portion of this security is pledged/held as collateral for open futures contracts and open swap agreements. (Note 2).
(h)	See Note 3 for aggregate cost for federal tax purposes.

(#)	The Fund had the following open Purchased Swaptions contracts at June 30, 2018:

OTC Counterparty	Units	Notional Amount		Expiration Date	Pay/Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
Barclays Bank PLC	31,720,000	USD	31,720,000	12/13/32	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Strike 2.44	$1,585,756	$1,330,042	$(255,714)
Credit Suisse International	33,720,000	USD	33,720,000	1/31/33	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/02/43, Strike 2.61	1,618,560	1,574,836	(43,724)

							3,204,316	2,904,878	(299,438)

Put
Barclays Bank PLC	64,580,000	USD	64,580,000	12/13/32	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Strike 2.94	$3,228,549	$3,519,561	$291,012
Credit Suisse International	67,220,000	USD	67,220,000	1/31/33	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/02/43, Strike 3.11	3,219,838	3,330,088	110,250

							6,448,387	6,849,649	401,262

							$9,652,703	$9,754,527	$101,824

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

The Fund had the following open Futures contracts at June 30, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Futures Contracts — Long
U.S. Treasury Ultra Bond	9/19/18	346	$53,430,770	$1,777,855
U.S. Treasury Note 2 Year	9/28/18	522	110,358,946	215,336
U.S. Treasury Note 5 Year	9/28/18	808	91,190,354	612,334

				$2,605,525

Futures Contracts — Short
U.S. Treasury Long Bond	9/19/18	118	$(16,886,896)	$(223,104)
U.S. Treasury Ultra 10 Year	9/19/18	57	(7,253,810)	(55,549)

				$(278,653)

The Fund had the following open Swap agreements at June 30, 2018:

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Sell Protection††
OTC Swaps
Goldman Sachs International	USD	3,000,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	$(313,061)	$1,848	$(311,213)
Goldman Sachs International	USD	2,660,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	(45,587)	(230,356)	(275,943)
Goldman Sachs International	USD	970,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	(22,910)	(77,716)	(100,626)

							$(381,558)	$(306,224)	$(687,782)

Collateral for swap agreements held by Goldman Sach International amounted to $794,765 in securities, at June 30, 2018.

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††

For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.1%

COMMON STOCK — 0.0%
Basic Materials — 0.0%
Forest Products & Paper — 0.0%
The Newark Group, Inc. (a) (b) (c)	26,904	$807

TOTAL COMMON STOCK (Cost $2,032)		807

PREFERRED STOCK — 0.1%
Financial — 0.1%
Insurance — 0.1%
The Allstate Corp., 3 mo. USD LIBOR + 3.165% 5.100% VRN	10,000	260,100

TOTAL PREFERRED STOCK (Cost $250,000)		260,100

TOTAL EQUITIES (Cost $252,032)		260,907

	Principal Amount
BONDS & NOTES — 95.6%

CORPORATE DEBT — 40.6%
Advertising — 0.1%
WPP Finance 2010 5.625% 11/15/43	$225,000	235,521

Aerospace & Defense — 0.5%
Moog, Inc. 5.250% 12/01/22 (d)	173,000	176,460
Northrop Grumman Innovation Systems, Inc. 5.250% 10/01/21	435,000	446,745
TransDigm, Inc. 6.375% 6/15/26	225,000	223,312
United Technologies Corp. 6.125% 7/15/38	105,000	122,870

		969,387

Agriculture — 0.3%
Bunge Ltd. Finance Corp. 3.250% 8/15/26	185,000	168,854
3.500% 11/24/20	50,000	49,971
Reynolds American, Inc. 4.450% 6/12/25	200,000	201,281
5.850% 8/15/45	150,000	163,754

		583,860

Airlines — 0.2%
American Airlines Pass-Through Trust, Series 2014-1, Class B, 4.375% 4/01/24	17,437	17,437

	Principal Amount	Value
Guanay Finance Ltd. 6.000% 12/15/20 (d)	$134,511	$134,847
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.600% 9/01/27	100,000	100,496
WestJet Airlines Ltd. 3.500% 6/16/21 (d)	98,000	96,994

		349,774

Auto Manufacturers — 0.9%
Ford Motor Co. 6.500% 8/01/18	100,000	100,296
7.450% 7/16/31	45,000	52,877
Ford Motor Credit Co. LLC 4.140% 2/15/23	485,000	484,838
General Motors Co. 4.200% 10/01/27	215,000	205,946
5.150% 4/01/38	130,000	123,724
5.200% 4/01/45	225,000	206,554
General Motors Financial Co., Inc. 3.500% 11/07/24	315,000	299,942
4.150% 6/19/23	255,000	254,939
4.300% 7/13/25	200,000	196,213
Hyundai Capital America 2.875% 8/09/18 (d)	60,000	59,991

		1,985,320

Auto Parts & Equipment — 0.1%
The Goodyear Tire & Rubber Co. 4.875% 3/15/27	212,000	193,717

Banks — 5.4%
Associated Banc-Corp. 2.750% 11/15/19	310,000	307,416
4.250% 1/15/25	495,000	497,548
Banco General SA 4.125% 8/07/27 (d)	260,000	243,282
Banco Santander SA 3.848% 4/12/23	600,000	586,795
Bank of America Corp. 4.183% 11/25/27	425,000	413,907
3 mo. USD LIBOR + 1.814% 4.244% VRN 4/24/38	210,000	203,989
6.110% 1/29/37	190,000	218,252
7.750% 5/14/38	125,000	169,272
Bank of Montreal 3.803% VRN 12/15/32 (e)	250,000	231,578
The Bank of Nova Scotia 4.500% 12/16/25	300,000	299,122
4.650% VRN 12/31/99 (e)	490,000	443,450
Barclays PLC 3.710% FRN 5/16/24 (e)	365,000	361,989
BPCE SA 3.500% 10/23/27 (d)	415,000	378,797

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CIT Group, Inc. 5.250% 3/07/25	$500,000	$503,750
6.125% 3/09/28	484,000	497,310
Citigroup, Inc. 3.875% 3/26/25	440,000	426,742
4.600% 3/09/26	345,000	344,504
5.875% 1/30/42	75,000	86,631
Credit Suisse Group AG 3.869% VRN 1/12/29 (d) (e)	305,000	286,800
4.207% VRN 6/12/24 (d) (e)	290,000	290,211
DBS Group Holdings Ltd. 4.520% VRN 12/11/28 (d) (e)	290,000	292,241
Deutsche Bank AG 3.150% 1/22/21	330,000	319,366
First Republic Bank 4.375% 8/01/46	560,000	535,742
Fulton Financial Corp. 3.600% 3/16/22	240,000	235,551
The Goldman Sachs Group, Inc. 3.814% VRN 4/23/29 (e)	255,000	242,540
5.150% 5/22/45	290,000	288,614
5.950% 1/15/27	220,000	238,317
6.250% 2/01/41	35,000	40,865
6.750% 10/01/37	165,000	195,829
HSBC Holdings PLC 4.250% 3/14/24	200,000	198,980
4.583% VRN 6/19/29 (e)	275,000	277,759
6.500% 9/15/37	125,000	145,825
Huntington Bancshares, Inc. 5.700% VRN 12/31/99 (e)	510,000	504,645
JP Morgan Chase & Co. 3.625% 12/01/27	200,000	188,037
4.950% 6/01/45	270,000	274,800
Morgan Stanley 4.350% 9/08/26	400,000	394,541
Valley National Bancorp 5.125% 9/27/23	110,000	114,874
Wells Fargo & Co. 5.375% 11/02/43	144,000	150,368
5.606% 1/15/44	105,000	112,964

		11,543,203

Beverages — 0.6%
Anheuser-Busch InBev Worldwide, Inc. 4.600% 4/15/48	255,000	251,240
8.200% 1/15/39	250,000	357,408
JB y Cia SA de CV 3.750% 5/13/25 (d)	350,000	336,902
Molson Coors Brewing Co. 4.200% 7/15/46	291,000	261,262
5.000% 5/01/42	60,000	60,846

		1,267,658

	Principal Amount	Value
Biotechnology — 0.3%
Amgen, Inc. 5.150% 11/15/41	$85,000	$90,379
Celgene Corp. 3.450% 11/15/27	315,000	289,637
4.350% 11/15/47	205,000	180,535

		560,551

Building Materials — 0.4%
CRH America Finance, Inc. 3.950% 4/04/28 (d)	335,000	323,416
Standard Industries, Inc. 4.750% 1/15/28 (d)	200,000	183,500
5.000% 2/15/27 (d)	490,000	454,475

		961,391

Chemicals — 1.0%
Incitec Pivot Finance LLC 6.000% 12/10/19 (d)	190,000	196,444
LYB International Finance BV 5.250% 7/15/43	250,000	259,498
Methanex Corp. 5.250% 3/01/22	40,000	41,198
Monsanto Co. 4.400% 7/15/44	100,000	92,650
The Mosaic Co. 4.050% 11/15/27	303,000	289,559
RPM International, Inc. 3.750% 3/15/27	115,000	109,627
The Sherwin-Williams Co. 4.500% 6/01/47	115,000	109,757
Syngenta Finance NV 3.698% 4/24/20 (d)	325,000	323,820
4.441% 4/24/23 (d)	425,000	422,621
Yara International ASA 4.750% 6/01/28 (d)	370,000	371,954

		2,217,128

Commercial Services — 0.4%
The ADT Corp. 6.250% 10/15/21	393,000	406,755
ERAC USA Finance LLC 4.200% 11/01/46 (d)	505,000	455,359
7.000% 10/15/37 (d)	50,000	62,485

		924,599

Computers — 0.4%
Dell International LLC/EMC Corp. 8.350% 7/15/46 (d)	275,000	331,188
Leidos Holdings, Inc. 4.450% 12/01/20	550,000	554,125

		885,313

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Diversified Financial Services — 3.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.500% 5/26/22	$300,000	$293,444
3.500% 1/15/25	1,015,000	952,158
4.625% 7/01/22	400,000	407,899
Affiliated Managers Group, Inc. 3.500% 8/01/25	265,000	256,873
4.250% 2/15/24	245,000	249,250
Aircastle Ltd. 4.125% 5/01/24	200,000	192,000
Ally Financial, Inc. 5.125% 9/30/24	495,000	503,662
8.000% 11/01/31	500,000	595,000
Ares Finance Co. LLC 4.000% 10/08/24 (d)	225,000	213,044
Brookfield Finance, Inc. 4.250% 6/02/26	430,000	423,232
Discover Financial Services 4.100% 2/09/27	275,000	263,775
5.500% VRN 12/31/99 (e)	1,015,000	990,894
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/35	455,000	440,795
Genpact Luxembourg Sarl 3.700% 4/01/22 (d)	435,000	424,954
High Street Funding Trust I 4.111% 2/15/28 (d)	1,020,000	1,001,263
Lazard Group LLC 3.625% 3/01/27	196,000	183,648
Legg Mason, Inc. 5.625% 1/15/44	235,000	244,514
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 4.500% 3/15/27 (d)	180,000	178,437

		7,814,842

Electric — 1.4%
Berkshire Hathaway Energy Co. 5.950% 5/15/37	120,000	146,942
The Cleveland Electric Illuminating Co. 3.500% 4/01/28 (d)	155,000	146,994
CMS Energy Corp. 4.700% 3/31/43	115,000	118,964
Duke Energy Corp. 3.750% 9/01/46	175,000	154,142
Elwood Energy LLC 8.159% 7/05/26	224,468	249,159
Entergy Louisiana LLC 4.950% 1/15/45	110,000	111,202
Indianapolis Power & Light Co. 4.050% 5/01/46 (d)	110,000	107,264
IPALCO Enterprises, Inc. 3.450% 7/15/20	290,000	288,747
3.700% 9/01/24	175,000	169,690

	Principal Amount	Value
Israel Electric Corp. Ltd. 4.250% 8/14/28 (d)	$425,000	$408,705
Pennsylvania Electric Co. 4.150% 4/15/25 (d)	150,000	151,655
Puget Energy, Inc. 3.650% 5/15/25	100,000	97,320
Puget Sound Energy, Inc. 4.300% 5/20/45	210,000	215,069
Tri-State Pass-Through Trust, Series 2003, Class B, 7.144% 7/31/33 (d)	185,000	213,089
Xcel Energy, Inc. 6.500% 7/01/36	270,000	346,307

		2,925,249

Electronics — 0.3%
Arrow Electronics, Inc. 3.250% 9/08/24	160,000	149,570
3.875% 1/12/28	160,000	149,935
4.500% 3/01/23	45,000	45,726
Ingram Micro, Inc. 5.450% STEP 12/15/24	335,000	331,635

		676,866

Engineering & Construction — 0.2%
SBA Tower Trust 3.156% 10/10/45 (d)	180,000	178,550
2.877% 7/10/46 (d)	180,000	174,846
Zachry Holdings, Inc. 7.500% 2/01/20 (d)	56,000	55,370

		408,766

Entertainment — 0.0%
National CineMedia LLC 5.750% 8/15/26	109,000	99,463

Food Service — 0.2%
Aramark Services, Inc. 4.750% 6/01/26	500,000	483,125

Foods — 0.3%
Kraft Heinz Foods Co. 3.000% 6/01/26	170,000	153,089
Post Holdings, Inc. 5.625% 1/15/28 (d)	500,000	468,750

		621,839

Gas — 0.2%
CenterPoint Energy Resources Corp. 6.250% 2/01/37	220,000	259,838
NiSource, Inc. 4.800% 2/15/44	90,000	93,443

		353,281

Health Care – Products — 0.7%
Abbott Laboratories 4.900% 11/30/46	120,000	129,183

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Becton Dickinson & Co. 3.363% 6/06/24	$270,000	$259,358
3.700% 6/06/27	275,000	260,316
4.685% 12/15/44	125,000	121,160
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 6.625% 5/15/22 (d)	702,000	686,205

		1,456,222

Health Care – Services — 1.1%
HCA, Inc. 4.500% 2/15/27	493,000	464,036
5.250% 4/15/25	800,000	800,000
5.375% 2/01/25	350,000	344,645
Humana, Inc. 3.950% 3/15/27	260,000	255,676
4.800% 3/15/47	130,000	133,550
IHC Health Services, Inc. 4.131% 5/15/48	275,000	273,997

		2,271,904

Home Builders — 0.5%
Lennar Corp. 4.750% 11/29/27	510,000	478,278
PulteGroup, Inc. 5.000% 1/15/27	198,000	188,100
5.500% 3/01/26	441,000	436,590

		1,102,968

Household Products & Wares — 0.0%
Church & Dwight Co., Inc. 3.150% 8/01/27	85,000	78,869

Housewares — 0.1%
The Toro Co. 7.800% 6/15/27	170,000	203,983

Insurance — 2.9%
The Allstate Corp. 3 mo. USD LIBOR + 2.938% 5.750% VRN 8/15/53	790,000	811,725
American International Group, Inc. 3.900% 4/01/26	135,000	130,650
4.200% 4/01/28	220,000	215,242
4.750% 4/01/48	195,000	187,954
5.750% VRN 4/01/48 (e)	205,000	201,925
AmTrust Financial Services, Inc. 6.125% 8/15/23	490,000	477,054
Arch Capital Finance LLC 5.031% 12/15/46	75,000	78,446
Arch Capital Group US, Inc. 5.144% 11/01/43	80,000	84,576
The Athene Holding Ltd. 4.125% 1/12/28	845,000	779,225
AXIS Specialty Finance PLC 4.000% 12/06/27	420,000	396,282

	Principal Amount	Value
CNA Financial Corp. 3.450% 8/15/27	$185,000	$172,039
CNO Financial Group, Inc. 5.250% 5/30/25	535,000	530,988
Enstar Group Ltd. 4.500% 3/10/22	145,000	144,537
The Progressive Corp. 5.375% VRN 12/31/99 (e)	510,000	507,450
Prudential Financial, Inc. 6.200% 11/15/40	125,000	150,080
Trinity Acquisition PLC 4.400% 3/15/26	390,000	386,176
Unum Group 3.875% 11/05/25	125,000	121,402
USF&G Capital I 8.500% 12/15/45 (d)	95,000	131,620
Willis North America, Inc. 7.000% 9/29/19	43,000	44,874
XLIT Ltd. 4.450% 3/31/25	490,000	482,103
5.500% 3/31/45	200,000	207,631

		6,241,979

Internet — 0.5%
Amazon.com, Inc. 4.050% 8/22/47	300,000	293,881
Expedia Group, Inc. 5.000% 2/15/26	280,000	285,206
7.456% 8/15/18	320,000	321,552
Tencent Holdings Ltd. 3.595% 1/19/28 (d)	225,000	212,855

		1,113,494

Investment Companies — 1.0%
Ares Capital Corp. 3.500% 2/10/23	510,000	486,107
3.875% 1/15/20	520,000	521,700
FS Investment Corp. 4.000% 7/15/19	605,000	605,579
TCP Capital Corp. 4.125% 8/11/22	470,000	448,634

		2,062,020

Iron & Steel — 0.5%
Vale Overseas Ltd. 5.875% 6/10/21	825,000	871,406
6.875% 11/21/36	100,000	112,270

		983,676

Lodging — 0.2%
MGM Resorts International 4.625% 9/01/26	534,000	493,950

Machinery – Diversified — 0.3%
CNH Industrial NV 4.500% 8/15/23	600,000	603,240

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Media — 2.1%
Altice Financing SA 6.625% 2/15/23 (d)	$200,000	$197,100
CCO Holdings LLC/CCO Holdings Capital Corp. 5.000% 2/01/28 (d)	250,000	228,750
5.750% 1/15/24	600,000	601,500
Charter Communications Operating LLC/Charter Communications Operating Capital 4.464% 7/23/22	168,000	170,064
Comcast Corp. 3.400% 7/15/46	140,000	113,529
Discovery Communications LLC 4.875% 4/01/43	200,000	185,428
5.000% 9/20/37	165,000	158,870
DISH DBS Corp. 5.875% 11/15/24	1,000,000	846,250
Grupo Televisa SAB 6.625% 3/18/25	175,000	194,691
Sirius XM Radio, Inc. 5.375% 4/15/25 (d)	1,000,000	986,250
TEGNA, Inc. 5.125% 7/15/20	500,000	503,125
Time Warner Cable, Inc. 4.500% 9/15/42	400,000	328,660

		4,514,217

Mining — 0.8%
First Quantum Minerals Ltd. 6.875% 3/01/26 (d)	1,000,000	957,500
Glencore Finance Canada Ltd. 5.550% STEP 10/25/42 (d)	149,000	149,006
Glencore Funding LLC 3.875% 10/27/27 (d)	260,000	240,258
4.000% 4/16/25 (d)	280,000	269,430
4.625% 4/29/24 (d)	200,000	201,083

		1,817,277

Miscellaneous – Manufacturing — 0.0%
General Electric Co. 6.875% 1/10/39	72,000	91,177

Office Equipment/Supplies — 0.4%
Pitney Bowes, Inc. 3.625% STEP 9/15/20	140,000	136,500
3.625% STEP 10/01/21	675,000	634,534

		771,034

Oil & Gas — 2.9%
Andeavor 4.500% 4/01/48	85,000	77,463
Cenovus Energy, Inc. 3.000% 8/15/22	200,000	191,575
4.250% 4/15/27	300,000	288,958
6.750% 11/15/39	175,000	192,178

	Principal Amount	Value
Citgo Holding, Inc. 10.750% 2/15/20 (d)	$500,000	$531,875
Continental Resources, Inc. 4.500% 4/15/23	250,000	253,696
Encana Corp. 6.500% 2/01/38	160,000	187,934
EP Energy LLC/Everest Acquisition Finance, Inc. 8.000% 2/15/25 (d)	220,000	170,500
9.375% 5/01/24 (d)	47,000	38,540
EQT Corp. 3.900% 10/01/27	685,000	638,811
Helmerich & Payne International Drilling Co. 4.650% 3/15/25	150,000	154,877
Jupiter Resources, Inc. 8.500% 10/01/22 (d)	225,000	92,250
Marathon Petroleum Corp. 6.500% 3/01/41	175,000	203,796
Murphy Oil USA, Inc. 6.000% 8/15/23	175,000	178,937
Newfield Exploration Co. 5.375% 1/01/26	1,000,000	1,022,500
Patterson-UTI Energy, Inc. 3.950% 2/01/28 (d)	70,000	65,473
PBF Holding Co. LLC/PBF Finance Corp. 7.000% 11/15/23	200,000	207,000
Petroleos Mexicanos 3.500% 1/30/23	100,000	94,667
4.625% 9/21/23	100,000	98,600
5.350% 2/12/28 (d)	190,000	179,892
5.500% 1/21/21	375,000	386,059
6.375% 1/23/45	35,000	32,235
6.500% 3/13/27	65,000	66,652
6.625% 6/15/38	51,000	48,450
Rowan Cos., Inc. 4.875% 6/01/22	151,000	142,695
Transocean Guardian Ltd. 5.875% 1/15/24 (d) (f)	115,000	114,569
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp. 8.750% 4/15/23 (d)	200,000	185,000
WPX Energy, Inc. 5.750% 6/01/26	262,000	261,264

		6,106,446

Oil & Gas Services — 0.1%
National Oilwell Varco, Inc. 3.950% 12/01/42	239,000	201,602

Packaging & Containers — 0.1%
Brambles USA, Inc. 4.125% 10/23/25 (d)	90,000	89,846
5.350% 4/01/20 (d)	35,000	36,100

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BWAY Holding Co. 5.500% 4/15/24 (d)	$200,000	$195,000

		320,946

Pharmaceuticals — 1.8%
AbbVie, Inc. 4.700% 5/14/45	200,000	197,834
Bayer US Finance II LLC 4.250% 12/15/25 (d)	210,000	211,124
4.625% 6/25/38 (d)	215,000	213,144
CVS Health Corp. 4.300% 3/25/28	169,000	166,703
5.050% 3/25/48	240,000	244,247
6.125% 9/15/39	25,000	28,426
CVS Pass-Through Trust 5.926% 1/10/34 (d)	206,788	222,429
7.507% 1/10/32 (d)	15,750	18,464
Express Scripts Holding Co. 4.500% 2/25/26	185,000	183,659
4.800% 7/15/46	185,000	175,922
McKesson Corp. 4.883% 3/15/44	70,000	71,035
Mylan NV 5.250% 6/15/46	250,000	243,521
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	400,000	376,318
Teva Pharmaceutical Finance Netherlands III BV 1.700% 7/19/19	125,000	122,029
2.200% 7/21/21	669,000	620,522
4.100% 10/01/46	85,000	60,754
Valeant Pharmaceuticals International 9.250% 4/01/26 (d)	400,000	415,500
Valeant Pharmaceuticals International, Inc. 6.125% 4/15/25 (d)	113,000	104,101
7.000% 3/15/24 (d)	115,000	120,572

		3,796,304

Pipelines — 3.0%
Andeavor Logistics LP 6.875% VRN 12/31/99 (e)	325,000	321,750
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 3.500% 12/01/22	75,000	73,281
Energy Transfer Partners LP 4.150% 10/01/20	60,000	60,685
4.200% 4/15/27	170,000	160,191
4.750% 1/15/26	200,000	198,299
6.125% 12/15/45	180,000	179,897
6.250% VRN 12/31/99 (e)	390,000	361,238
EnLink Midstream Partners LP 2.700% 4/01/19	200,000	198,051
4.150% 6/01/25	125,000	115,527

	Principal Amount	Value
4.850% 7/15/26	$154,000	$145,924
Enterprise Products Operating LLC 5.375% VRN 2/15/78 (e)	200,000	182,317
EQT Midstream Partners LP 4.750% 7/15/23	535,000	534,138
Kinder Morgan Energy Partners LP 6.375% 3/01/41	65,000	69,752
6.500% 2/01/37	85,000	91,764
6.550% 9/15/40	80,000	87,797
6.950% 1/15/38	15,000	17,096
Kinder Morgan, Inc. 5.625% 11/15/23 (d)	225,000	239,593
MPLX LP 4.500% 4/15/38	195,000	180,111
4.875% 6/01/25	468,000	481,184
5.200% 3/01/47	40,000	39,745
5.500% 2/15/23	142,000	144,684
Phillips 66 Partners LP 3.750% 3/01/28	135,000	126,170
4.680% 2/15/45	18,000	16,873
4.900% 10/01/46	90,000	86,266
Plains All American Pipeline LP/PAA Finance Corp. 4.500% 12/15/26	515,000	504,119
4.700% 6/15/44	230,000	202,080
Sabine Pass Liquefaction LLC 5.625% 3/01/25	638,000	678,619
Sunoco Logistics Partners Operations LP 4.000% 10/01/27	120,000	112,165
5.300% 4/01/44	75,000	67,983
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 5.500% 9/15/24 (d)	102,000	104,040
Western Gas Partners LP 4.000% 7/01/22	481,000	475,366
4.500% 3/01/28	110,000	105,859

		6,362,564

Private Equity — 0.4%
Hercules Capital, Inc. 4.625% 10/23/22	945,000	943,623

Real Estate Investment Trusts (REITS) — 0.7%
Crown Castle International Corp. 3.200% 9/01/24	260,000	245,380
4.000% 3/01/27	125,000	120,333
4.750% 5/15/47	70,000	65,987
CubeSmart LP 3.125% 9/01/26	305,000	280,514
Healthcare Trust of America Holdings LP 3.750% 7/01/27	240,000	227,720
Host Hotels & Resorts LP 3.875% 4/01/24	255,000	248,604
Kimco Realty Corp. 3.300% 2/01/25	160,000	151,587

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Mid-America Apartments LP 3.600% 6/01/27	$185,000	$177,312
Weingarten Realty Investors 3.250% 8/15/26	75,000	69,108

		1,586,545

Retail — 0.6%
Dollar Tree, Inc. 4.200% 5/15/28	330,000	318,539
El Puerto de Liverpool SAB de CV 3.950% 10/02/24 (d)	280,000	263,368
The Home Depot, Inc. 5.950% 4/01/41	100,000	123,484
Penske Automotive Group, Inc. 5.500% 5/15/26	500,000	490,000

		1,195,391

Semiconductors — 0.8%
Marvell Technology Group Ltd. 4.200% 6/22/23	295,000	294,955
Microchip Technology, Inc. 3.922% 6/01/21 (d)	350,000	350,581
NXP BV/NXP Funding LLC 4.625% 6/01/23 (d)	1,000,000	1,008,750

		1,654,286

Software — 0.1%
Oracle Corp. 5.375% 7/15/40	250,000	282,016

Telecommunications — 1.4%
AT&T, Inc. 3.800% 3/01/24	205,000	201,046
4.750% 5/15/46	215,000	192,055
5.250% 3/01/37	108,000	106,224
Embarq Corp. 7.995% 6/01/36	45,000	42,469
Ericsson LM 4.125% 5/15/22	325,000	320,154
Hughes Satellite Systems Corp. 6.625% 8/01/26	444,000	410,700
Sprint Capital Corp. 6.875% 11/15/28	500,000	478,750
Sprint Corp. 7.125% 6/15/24	400,000	403,836
T-Mobile USA, Inc. 5.375% 4/15/27	165,000	160,462
Telefonica Emisiones SAU 4.665% 3/06/38	185,000	173,043
Verizon Communications, Inc. 4.862% 8/21/46	100,000	95,557
6.550% 9/15/43	357,000	422,628

		3,006,924

	Principal Amount	Value
Transportation — 0.4%
Asciano Finance Ltd. 4.625% 9/23/20 (d)	$45,000	$45,614
The Kenan Advantage Group, Inc. 7.875% 7/31/23 (d)	720,000	734,400

		780,014

Trucking & Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp. 2.500% 6/15/19 (d)	145,000	144,198
3.900% 2/01/24 (d)	520,000	514,316

		658,514

TOTAL CORPORATE DEBT (Cost $88,820,286)		86,762,038

MUNICIPAL OBLIGATIONS — 0.2%
State of California BAB 7.550% 4/01/39	125,000	184,330
7.600% 11/01/40	150,000	225,595

		409,925

TOTAL MUNICIPAL OBLIGATIONS (Cost $353,697)		409,925

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 27.5%
Automobile ABS — 1.4%
Flagship Credit Auto Trust Series 2016-4, Class C, 2.710% 11/15/22 (d)	300,000	292,430
Series 2016-2, Class A2, 3.050% 8/16/21 (d)	453,314	453,318
Hertz Vehicle Financing II LP, Series 2018-1A, Class C 4.390% 2/25/24 (d)	330,000	324,325
Hertz Vehicle Financing LLC, Series 2018-1A, Class B 3.600% 2/25/24 (d)	650,000	631,841
Oscar US Funding Trust II, Series 2015-1A, Class A4 2.440% 6/15/22 (d)	320,000	318,803
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.700% 3.619% FRN 7/15/20 (d)	29,921	30,027
Oscar US Funding Trust V, Series 2016-2A, Class A4 2.990% 12/15/23 (d)	600,000	595,839
Oscar US Funding Trust VI, Series 2017-1A, Class A4 3.300% 5/10/24 (d)	150,000	149,566

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Santander Drive Auto Receivables Trust, Series 2014-4, Class D 3.100% 11/16/20	$280,000	$280,397

		3,076,546

Commercial MBS — 1.1%
Aventura Mall Trust, 4.112% VRN 7/05/40 (d) (e)	530,000	519,759
Commercial Mortgage Pass-Through Certificates Series 2014-UBS2, Class A5, 3.961% 3/10/47	152,000	155,300
Series 2014-UBS2, Class AM, 4.199% 3/10/47	100,000	101,777
Series 2014-CR14, Class A4, 4.236% VRN 2/10/47 (e)	110,000	114,068
Series 2015-CR23, Class C, 4.395% VRN 5/10/48 (e)	110,000	107,516
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A 4.238% 1/10/34 (d)	100,000	103,353
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.951% VRN 7/10/38 (e)	120,380	121,798
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, 5.477% VRN 8/15/39 (e)	9,040	9,004
VNO Mortgage Trust, Series 2013-PENN, Class A 3.808% 12/13/29 (d)	110,000	111,188
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, 6.209% VRN 2/15/51 (e)	249,448	253,837
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class C, 3.848% VRN 5/15/48 (e)	140,000	135,559
WF-RBS Commercial Mortgage Trust Series 2012-C8, Class B, 4.311% 8/15/45	110,000	112,099
Series 2012-C8, Class C, 5.056% VRN 8/15/45 (e)	100,000	102,130
Series 2011-C5, Class C, 5.859% VRN 11/15/44 (d) (e)	170,000	177,992
Series 2011-C5, Class D, 5.859% VRN 11/15/44 (d) (e)	115,000	117,866

		2,243,246

Home Equity ABS — 0.2%
Accredited Mortgage Loan Trust, Series 2005-3, Class M1, 1 mo. USD LIBOR + .450% 2.577% FRN 9/25/35	15,865	15,882
ACE Securities Corp., Series 2005-HE5, Class M2, 1 mo. USD LIBOR + .735% 2.826% FRN 8/25/35	30,265	30,765

	Principal Amount	Value
Conseco Finance Corp., Series 2002-A, Class M1, 1 mo. LIBOR + 1.850% 3.923% FRN 4/15/32	$1,707	$1,708
Countrywide Partnership Trust, Series 2004-EC1, Class M1, 1 mo. USD LIBOR + .900% 2.991% FRN 2/25/35	193,391	191,490
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .240% 2.331% FRN 10/25/34 (d)	103,955	103,919
Mastr Asset-Backed Securities Trust Series 2005, Class NC1 M1, 1 mo. USD LIBOR + ..720% 2.811% FRN 12/25/34	99,504	100,291
Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + .720% 2.811% FRN 3/25/35	22,345	22,417
Option One Mortgage Loan Trust, Series 2005-3, Class M1, 1 mo. USD LIBOR + .705% 2.796% FRN 8/25/35	11,073	11,084

		477,556

Other ABS — 14.2%
321 Henderson Receivables LLC, Series 2015-1A, Class A 3.260% 9/15/72 (d)	82,111	77,912
Aames Mortgage Investment Trust, Series 2004-1, Class M5, 1 mo. USD LIBOR + 1.725% 3.816% FRN 1/25/35	42,670	42,531
ALM VII Ltd., Series 2012-7A, Class A1R, 3 mo. USD LIBOR + 1.480% 3.828% FRN 10/15/28 (d)	390,000	392,488
Apidos CLO XXV, Series 2016-25A, Class A1, 3 mo. USD LIBOR + 1.460% 3.819% FRN 10/20/28 (d)	250,000	250,241
Arbys Funding LLC, Series 2015-1A, Class A2 4.969% 10/30/45 (d)	263,250	263,628
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class M1, 1 mo. USD LIBOR + .900% 2.991% FRN 10/25/34	362,659	360,312
Avery Point III CLO Ltd., Series 2013-3A, Class AR, 3 mo. USD LIBOR + 1.120% 3.475% FRN 1/18/25 (d)	203,684	203,704
Avery Point VI CLO Ltd., Series 2015-6A, Class A, 3 mo. USD LIBOR + 1.450% 3.813% FRN 8/05/27 (d)	445,000	445,131
Bain Capital Credit CLO, Series 2017-1A, Class A1, 3 mo. USD LIBOR + 1.250% 3.609% FRN 7/20/30 (d)	330,000	330,446

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BCC Funding XIV LLC, Series 2018-1A, Class A1 2.200% 2/20/19 (d)	$172,988	$172,904
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, 3.207% FRN 4/20/31 (d) (e)	380,000	378,935
Birchwood Park CLO Ltd., Series 2014-1A, Class AR, 3 mo. USD LIBOR + 1.180% 3.528% FRN 7/15/26 (d)	250,000	250,030
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class A, 4.213% STEP 12/16/41 (d)	455,729	$458,382
BlueMountain CLO Ltd., Series 2015-2A, Class A1, 3 mo. USD LIBOR + 1.430% 3.785% FRN 7/18/27 (d)	305,000	305,011
BlueVirgo Trust, Series 2015-1A, Class NOTE 3.000% 12/15/22 (d)	116,200	116,192
BRE Grand Islander Timeshare Issuer LLC Series 2017-1A, Class A, 2.940% 5/25/29 (d)	167,786	163,630
Series 2017-1A, Class B, 3.240% 5/25/29 (d)	138,606	134,532
Capital Automotive REIT Series 2014-1A, Class A, 3.660% 10/15/44 (d)	100,000	96,473
Series 2017-1A, Class A2, 4.180% 4/15/47 (d)	158,133	157,328
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class A1R, 3 mo. USD LIBOR + 1.220% 3.575% FRN 8/14/30 (d)	250,000	250,469
CIFC Funding V Ltd., Series 2017-5A, Class A1, 3.533% FRN 11/16/30 (d) (e)	250,000	250,093
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A2A, 1 mo. USD LIBOR + ..150% 2.241% FRN 8/25/36	15,065	15,036
CLI Funding V LLC, Series 2014-2A, Class A 3.380% 10/18/29 (d)	61,593	60,576
CLI Funding VI LLC Series 2017-1A, Class A, 3.620% 5/18/42 (d)	334,154	329,427
Series 2016-1A, Class A, 4.210% 2/18/41 (d)	394,634	387,639
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460% 2.551% FRN 9/25/34	16,575	16,547
CWABS Asset-Backed Certificates Trust, Series 2005-4, Class MV5, 1 mo. USD LIBOR + 1.005% 3.096% FRN 10/25/35	440,000	431,139
DB Master Finance LLC, Series 2015-1A, Class A2II 3.980% 2/20/45 (d)	387,000	387,650

	Principal Amount	Value
Diamond Resorts Owner Trust Series 2013-2, Class A, 2.270% 5/20/26 (d)	$43,013	$42,973
Series 2016-1, Class B, 3.370% 11/20/28 (d)	361,897	351,881
Series 2015-2, Class B, 3.540% 5/22/28 (d)	47,573	47,092
Domino’s Pizza Master Issuer LLC Series 2018-1A, Class A2I, 4.116% 7/25/48 (d)	270,000	277,095
Series 2017-1A, Class A23, 4.118% 7/25/47 (d)	168,725	166,947
Series 2015-1A, Class A2II, 4.474% 10/25/45 (d)	607,600	621,779
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A2 3.550% 11/25/39 (d)	173,560	164,997
Drug Royalty Corp., Inc., Series 2012-1, Class A2 5.800% 7/15/24 (d)	9,359	9,348
Elara HGV Timeshare Issuer LLC Series 2016-A, Class A, 2.730% 4/25/28 (d)	225,157	220,317
Series 2016-A, Class B, 3.220% 4/25/28 (d)	137,291	133,971
Element Rail Leasing II LLC Series 2015-1A, Class A1, 2.707% 2/19/45 (d)	52,156	51,406
Series 2015-1A, Class A2, 3.585% 2/19/45 (d)	160,000	159,841
Series 2016-1A, Class A1, 3.968% 3/19/46 (d)	152,211	153,525
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 4.212% 10/15/42 (d)	197,060	197,211
Fremont Home Loan Trust, Series 2005-2, Class M2, 1 mo. USD LIBOR + .720% 2.811% FRN 6/25/35	54,677	55,154
Galaxy XX CLO Ltd., Series 2015-20A, Class AR, 3.359% FRN 4/20/31 (d) (e)	250,000	248,916
Global SC Finance IV Ltd., Series 2017-1A, Class A 3.850% 4/15/37 (d)	258,349	256,448
Goldentree Loan Management US CLO Ltd., Series 2017-2A, Class A, 3.509% FRN 11/28/30 (d) (e)	750,000	751,486
Goodgreen Trust Series 2016-1A, Class A, 3.230% 10/15/52 (d)	388,754	376,908
Series 2017-1A, Class A, 3.740% 10/15/52 (d)	209,808	210,219
Helios Issuer LLC, Series 2017-1A, Class A 4.940% 9/20/49 (d)	285,238	289,653
Hercules Capital Funding Trust, Series 2014-1A, Class A 3.524% 4/16/21 (d)	60,108	60,127

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Hero Funding Trust Series 2016-3A, Class A1, 3.080% 9/20/42 (d)	$219,427	$215,792
Series 2017-3A, Class A1, 3.190% 9/20/48 (d)	242,196	234,198
Series 2017-2A, Class A1, 3.280% 9/20/48 (d)	97,304	96,071
Series 2016-4A, Class A2, 4.290% 9/20/47 (d)	208,342	214,287
Hilton Grand Vacations Trust Series 2014-AA, Class A, 1.770% 11/25/26 (d)	36,167	35,537
Series 2013-A, Class A, 2.280% 1/25/26 (d)	42,203	41,912
J.G. Wentworth XXXV LLC, Series 2015-2A, Class A 3.870% 3/15/58 (d)	82,488	82,669
JP Morgan Mortgage Acquisition Trust, Series 2006-CH1, Class A5, 1 mo. USD LIBOR + .230% 2.321% FRN 7/25/36	45,588	45,532
KDAC Aircraft Finance Ltd., Series 2017-1A, Class A 4.212% 12/15/42 (d)	421,520	417,890
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1 4.300% 1/15/42 (d)	428,385	431,992
LCM XXIII Ltd., Series 23A, Class A1, 3 mo. USD LIBOR + 1.400% 3.759% FRN 10/20/29 (d)	480,000	482,202
Madison Park Funding XIV Ltd., Series 2014-14A, Class A1R, 3 mo. USD LIBOR + 1.120% 3.479% FRN 7/20/26 (d)	500,000	500,072
Madison Park Funding XXII Ltd., Series 2016-22A, Class A, 3 mo. USD LIBOR + 1.480% 3.840% FRN 10/25/29 (d)	250,000	251,071
Madison Park Funding XXVIII Ltd., Series 2018-28A, Class B, 3.937% FRN 7/15/30 (a) (b) (d) (e)	950,000	950,000
Magnetite XV Ltd., Series 2015-15A, Class CR, 3.882% FRN 7/25/31 (d) (e)	490,000	490,000
Marble Point CLO XI Ltd., Series 2017-2A, Class A, 3.535% FRN 12/18/30 (d) (e)	250,000	250,112
Mariner Finance Issuance Trust, Series 2017-AA, Class A 3.620% 2/20/29 (d)	320,000	321,292
Marlette Funding Trust Series 2016-1A, Class A, 3.060% 1/17/23 (d)	41,409	41,424
Series 2017-2A, Class B, 3.190% 7/15/24 (d)	140,000	139,291

	Principal Amount	Value
Mosaic Solar Loans LLC, Series 2017-1A, Class A 4.450% 6/20/42 (d)	$76,456	$78,045
MP CLO III Ltd., Series 2013-1A, Class AR, 3.609% FRN 10/20/30 (d) (e)	250,000	250,773
MVW Owner Trust, Series 2013-1A, Class A 2.150% 4/22/30 (d)	39,426	38,879
Nations Equipment Finance Funding III LLC, Series 2016-1A, Class A 3.610% 2/20/21 (d)	38,804	38,819
New Residential Advance Receivables Trust, Series 2016-T2, Class AT2 2.575% 10/15/49 (d)	1,800,000	1,783,181
NP SPE II LLC, Series 2017-1A, Class A2 4.219% 10/21/47 (d)	380,000	376,888
NRZ Advance Receivables Trust Series 2016-T3, Class AT3, 2.833% 10/16/51 (d)	1,700,000	1,658,544
Series 2016-T4, Class AT4, 3.107% 12/15/50 (d)	470,000	469,547
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, 3 mo. USD LIBOR + 1.120% 3.479% FRN 4/20/25 (d)	134,524	134,532
OHA Loan Funding Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.410% 3.753% FRN 8/15/29 (d)	480,000	482,470
Orange Lake Timeshare Trust Series 2014-AA, Class A, 2.290% 7/09/29 (d)	26,124	25,413
Series 2016-A, Class B, 2.910% 3/08/29 (d)	144,107	141,330
Oxford Finance Funding Trust, Series 2014-1A, Class A 3.475% 12/15/22 (d)	79,175	78,385
Park Place Securities, Inc. Series 2005-WCW3, Class M1, 1 mo. USD LIBOR + .480% 2.571% FRN 8/25/35	72,182	72,642
Series 2005-WCW2, Class M1, ABS, 1 mo. USD LIBOR + .750% 2.841% FRN 7/25/35	38,487	38,668
Popular ABS Mortgage Pass-Through Trust, Series 2006-B, Class A3, 1 mo. USD LIBOR + .280% 2.371% FRN 5/25/36	53,610	53,562
RAAC, Series 2006-RP2, Class A, 1 mo. USD LIBOR + ..250% 2.341% FRN 2/25/37 (d)	14,533	14,516

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Race Point VIII CLO Ltd., Series 2013-8A, Class AR, 3 mo. USD LIBOR + 1.340% 3.671% FRN 2/20/30 (d)	$250,000	$251,366
RR 3 Ltd., Series 2018-3A, Class A1R2, 3.438% FRN 1/15/30 (d) (e)	500,000	501,134
Seneca Park CLO Ltd., Series 2014-1A, Class AR, 3 mo. USD LIBOR + 1.120% 3.473% FRN 7/17/26 (d)	250,000	250,025
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B 3.080% 9/20/32 (d)	27,044	26,849
Sierra Timeshare Receivables Funding LLC Series 2015-3A, Class A, 2.580% 9/20/32 (d)	61,463	60,494
Series 2015-2A, Class B, 3.020% 6/20/32 (d)	36,254	35,977
Series 2016-1A, Class B, 3.670% 3/21/33 (d)	70,880	70,878
SoFi Consumer Loan Program LLC, Series 2017-2, Class A 3.280% 2/25/26 (d)	338,031	337,954
Spirit Master Funding LLC, Series 2014-4A, Class A1 3.501% 1/20/45 (d)	109,622	109,656
SpringCastle America Funding LLC, Series 2016-AA, Class A 3.050% 4/25/29 (d)	241,542	240,649
SPS Servicer Advance Receivables Trust, Series 2016-T2, Class AT2 2.750% 11/15/49 (d)	710,000	716,465
Store Master Funding LLC, Series 2013-3A, Class A1 4.240% 11/20/43 (d)	111,108	111,067
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A 4.190% 1/15/71 (d)	307,666	294,123
Symphony CLO XV Ltd., Series 2014-15A, Class AR, 3 mo. USD LIBOR + 1.180% 3.533% FRN 10/17/26 (d)	300,000	300,037
Taco Bell Funding LLC Series 2016-1A, Class A2I, 3.832% 5/25/46 (d)	472,800	473,428
Series 2016-1A, Class A23, 4.970% 5/25/46 (d)	433,400	446,402
TCI-Symphony CLO Ltd., Series 2016-1A, Class A, 3 mo. USD LIBOR + 1.480% 3.822% FRN 10/13/29 (d)	320,000	321,140
Textainer Marine Containers V Ltd. Series 2017-2A, Class A, 3.520% 6/20/42 (d)	211,857	207,014
Series 2017-1A, Class A, 3.720% 5/20/42 (d)	272,973	271,700
Trafigura Securitisation Finance PLC Series 2017-1A, Class B, 1 mo. USD LIBOR + 1.700% 3.773% FRN 12/15/20 (d)	230,000	230,416

	Principal Amount	Value
Trinity Rail Leasing L.P., Series 2018-1A, Class A2 4.620% 6/17/48 (d)	$430,000	$429,720
Trip Rail Master Funding LLC, Series 2017-1A, Class A2 3.736% 8/15/47 (d)	140,000	135,292
Triton Container Finance IV LLC, Series 2017-2A, Class A 3.620% 8/20/42 (d)	545,843	540,664
Triton Container Finance VI LLC, Series 2017-1A, Class A 3.520% 6/20/42 (d)	171,585	170,477
VSE VOI Mortgage LLC, Series 2016-A, Class B 2.740% 7/20/33 (d)	75,755	74,183
Welk Resorts LLC, Series 2017-AA, Class B 3.410% 6/15/33 (d)	217,429	212,285
Wendy’s Funding LLC Series 2015-1A, Class A2II, 4.080% 6/15/45 (d)	320,925	325,926
Series 2015-1A, Class A23, 4.497% 6/15/45 (d)	340,375	361,483
Westgate Resorts LLC Series 2014-1A, Class A, 2.150% 12/20/26 (d)	58,629	58,267
Series 2017-1A, Class A, 3.050% 12/20/30 (d)	194,908	193,089

		30,311,378

Student Loans ABS — 10.2%
Academic Loan Funding Trust, Series 2012-1A, Class A2, 1 mo. USD LIBOR + 1.100% 3.191% FRN 12/27/44 (d)	445,188	446,236
Access Group, Inc. Series 2006-1, Class B, 3 mo. USD LIBOR + .450% 2.780% FRN 8/25/37	556,456	541,466
Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500% 3.591% FRN 7/25/58 (d)	130,000	116,419
AccessLex Institute Series 2004-A, Class A3, 28 day ARS 1.699% FRN 7/01/39	797,650	781,980
Series 2005-1, Class B, 3 mo. USD LIBOR + .570% 2.902% FRN 9/22/37	353,597	339,673
Series 2003-A, Class A3, 3 mo. Treasury + 1.200% 3.120% FRN 7/01/38	19,899	18,821
Commonbond Student Loan Trust, Series 2017-AGS, Class C 5.280% 5/25/41 (d)	413,034	413,471

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B 2.500% 1/25/30 (d)	$143,248	$133,244
DRB Prime Student Loan Trust Series 2016-B, Class A2, 2.890% 6/25/40 (d)	203,669	199,299
Series 2015-A, Class A2, 3.060% 7/25/31 (d)	92,672	92,068
Series 2016-R, Class A2, 3.070% 10/25/44 (d)	557,203	559,989
Series 2015-B, Class A1, 1 mo. USD LIBOR + 1.900% 3.991% FRN 10/27/31 (d)	79,603	82,017
Earnest Student Loan Program LLC Series 2016-D, Class A2, 2.720% 1/25/41 (d)	210,146	206,894
Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050% 4.141% FRN 2/26/35 (d)	183,847	190,933
ECMC Group Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350% 3.441% FRN 7/26/66 (d)	481,100	488,960
EdLinc Student Loan Funding Trust, Series 2017-A, Class A (Acquired 12/22/17, Cost $595,828), 3.350% FRN 12/01/47 (a) (d) (e) (g)	546,957	543,725
KeyCorp Student Loan Trust Series 2004-A, Class 2B, 3 mo. USD LIBOR + .530% 2.896% FRN 1/27/42	29,140	29,144
Series 1999-B, Class CTFS, 3 mo. USD LIBOR + .900% 3.230% FRN 11/25/36	37,989	38,039
Navient Student Loan Trust Series 2018-1A, Class A3, 2.811% FRN 3/25/67 (d) (e)	650,000	652,023
Series 2017-5A, Class A, 2.891% FRN 7/26/66 (d) (e)	346,408	349,602
Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150% 3.241% FRN 7/26/66 (d)	400,000	409,717
Series 2018-1A, Class B, 3.291% FRN 3/25/67 (d) (e)	250,000	250,000
Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300% 3.391% FRN 3/25/66 (d)	1,030,000	1,068,066
Nelnet Private Education Loan Trust Series 2016-A, Class A1B, 3.600% 12/26/40 (d)	149,615	144,427
Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750% 3.647% FRN 12/26/40 (d)	133,576	133,820

	Principal Amount	Value
Nelnet Student Loan Trust Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 2.585% FRN 6/25/41	$172,295	$158,011
Series 2005-4, Class A4R2, 28 day ARS 2.594% FRN 3/22/32	150,000	142,797
Series 2012-2A, Class B, 1 mo. USD LIBOR + 1.000% 2.960% FRN 11/25/36 (d)	200,000	187,518
Series 2012-1A, Class B, 1 mo. USD LIBOR + 1.000% 3.091% FRN 6/25/42 (d)	150,000	141,364
Series 2014-5A, Class B, 1 mo. USD LIBOR + 1.500% 3.460% FRN 5/26/54 (d)	100,000	96,733
Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500% 3.591% FRN 6/25/41 (d)	100,000	93,714
Series 2014-1A, Class B, 1 mo. USD LIBOR + 1.500% 3.591% FRN 10/25/47 (d)	440,000	421,809
Pennsylvania Higher Education Assistance Agency, Series 2015-1A, Class B, 1 mo. USD LIBOR + 1.500% 3.591% FRN 4/25/45 (d)	130,000	121,248
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950% 3.041% FRN 11/25/65 (d)	457,020	462,868
SLC Private Student Loan Trust, Series 2006-A, Class C, 3 mo. USD LIBOR + .450% 2.798% FRN 7/15/36	190,000	182,324
SLM Student Loan Trust Series 2007-1, Class A6, 3 mo. USD LIBOR + .140% 2.500% FRN 1/27/42	100,000	96,440
Series 2005-3, Class B, 3 mo. USD LIBOR + .150% 2.510% FRN 4/25/40	144,289	132,081
Series 2006-7, Class B, 3 mo. USD LIBOR + .200% 2.560% FRN 1/27/42	397,276	377,939
Series 2006-4, Class B, 3 mo. USD LIBOR + .200% 2.560% FRN 1/25/70	205,915	196,903
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 2.570% FRN 10/25/40	174,456	165,296
Series 2006-10, Class B, 3 mo. USD LIBOR + .220% 2.580% FRN 3/25/44	437,226	412,562
Series 2005-6, Class B,, 3 mo. USD LIBOR + .290% 2.650% FRN 1/25/44	419,761	392,306

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2005-9, Class B, 3 mo. USD LIBOR + .300% 2.660% FRN 1/25/41	$515,621	$492,234
Series 2004-3, Class B, 3 mo. USD LIBOR + .470% 2.830% FRN 10/25/64	140,490	132,723
Series 2004-3A, Class A6A, 3 mo. USD LIBOR + .550% 2.910% FRN 10/25/64 (d)	700,000	696,196
Series 2005-9, Class A7A, 3 mo. EURIBOR + .600% 2.960% FRN 1/25/41	570,000	566,651
Series 2003-14, Class A7, 3 mo. USD LIBOR + .600% 2.960% FRN 10/25/65 (d)	2,610,000	2,579,928
Series 2013-2, Class B, 1 mo. USD LIBOR + 1.500% 3.460% FRN 6/25/43	310,000	305,608
Series 2013-1, Class B,, 1 mo. USD LIBOR + 1.800% 3.760% FRN 11/25/70	381,000	391,255
Series 2002-7, Class A11, 28 day ARS 4.080% FRN 3/15/28	100,000	100,000
Series 2003-5, Class A7, 28 day ARS + 2.500% 4.490% FRN 6/17/30	50,000	50,000
Series 2002-7, Class B, 28 day ARS 5.073% FRN 12/15/39	600,000	598,563
SMB Private Education Loan Trust, Series 2016-B, Class A2A 2.430% 2/17/32 (d)	214,301	208,038
SoFi Professional Loan Program LLC Series 2015-A, Class RC, (Acquired 4/19/17, Cost $562,750), 0.000% 3/25/33 (a) (d) (g)	200	295,000
Series 2017-D, Class R1 (Acquired 7/19/17, Cost $565,900), 0.000%9/25/40 (a) (d) (g)	1,000,000	600,000
Series 2018-A, Class R1 (Acquired 1/22/18, Cost $718,200), 0.000% 2/25/42 (a) (d) (g)	1,000,000	718,200
Series 2016-E, Class A2B, 2.490% 1/25/36 (d)	250,000	244,087
Series 2016-B, Class A2B, 2.740% 10/25/32 (d)	297,810	294,014
Series 2014-A, Class A2, 3.020% 10/25/27 (d)	27,362	27,242
Series 2017-D, Class BFX, 3.610% 9/25/40 (d)	500,000	489,493
Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750% 3.841% FRN 8/25/36 (d)	73,582	75,828
Series 2017-C, Class C, 4.210% VRN 7/25/40 (d) (e)	180,000	172,272

	Principal Amount	Value
Series 2017-A, Class C, 4.430% VRN 3/26/40 (d) (e)	$170,000	$166,958
South Carolina Student Loan Corp. Series 2014-1, Class B, 1 mo. USD LIBOR + 1.500% 3.483% FRN 8/01/35	550,000	536,976
Series 2015-A, Class A, 1 mo. USD LIBOR + 1.500% 3.591% FRN 1/25/36	136,496	137,608

		21,890,820

WL Collateral CMO — 0.4%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, 3.829% VRN 8/25/34 (e)	26,085	26,387
Countrywide Home Loans, Inc. Series 2004-2, Class 1A1, 3.717% VRN 2/25/34 (e)	10,494	10,613
Series 2003-42, Class 1A1, 3.991% VRN 9/25/33 (e)	2,447	2,225
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, 4.211% VRN 8/25/34 (e)	4,822	4,824
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 3.618% VRN 8/25/34 (e)	28,018	27,373
JP Morgan Mortgage Trust, Series 2017-1, Class A11, 3.500% VRN 1/25/47 (d) (e)	489,546	475,210
Merrill Lynch Mortgage Investors, Inc. Series 2004-A1, Class IA, 3.560% VRN 2/25/34 (e)	2,024	1,949
Series 2003-A4, Class IA, 3.955% VRN 7/25/33 (e)	1,583	1,633
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, 4.375% VRN 2/25/34 (e)	116	123
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A (Acquired 2/21/18, Cost $210,000), 4.941% FRN 2/25/23 (a) (d) (e) (g)	210,000	211,265
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, 3.854% VRN 3/25/34 (e)	13,440	13,482
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400% 2.958% FRN 4/25/44	39,225	40,281

		815,365

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $58,771,442)		58,814,911

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SOVEREIGN DEBT OBLIGATIONS — 0.7%
Brazilian Government International Bond 4.875% 1/22/21	$100,000	$101,401
Colombia Government International Bond 6.125% 1/18/41	440,000	492,800
Mexico Government International Bond 4.750% 3/08/44	554,000	514,050
6.750% 9/27/34	375,000	439,688

		1,547,939

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,656,955)		1,547,939

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 21.8%
Collateralized Mortgage Obligations — 0.5%
Federal Home Loan Mortgage Corp. Series 4303, Class AP, 3.000% 8/15/43	189,482	188,654
Series 4800, Class TA, 4.000% 4/15/42	178,406	183,117
Series 4802, Class EA, 4.000% 5/15/42	118,937	122,078
Series 2617, Class Z, 5.500% 5/15/33	106,489	115,306
Series 2693, Class Z, 5.500% 10/15/33	195,038	209,989
Series 3423, Class PB, 5.500% 3/15/38	52,019	56,640
Series 2178, Class PB, 7.000% 8/15/29	12,199	13,404
Federal National Mortgage Association Series 2014-7, Class VA, 3.500% 5/25/25	100,977	102,809
Series 2007-32, Class Z, 5.500% 4/25/37	82,607	89,774
Series 2010-60, Class HJ, 5.500% 5/25/40	41,472	44,150
Federal National Mortgage Association REMIC Series 2007-B2, Class ZA 5.500% 6/25/37 50,806		53,957

		1,179,878

Pass-Through Securities — 21.3%
Federal Home Loan Mortgage Corp. Pool #U90432 3.500% 11/01/42	109,641	109,791
Pool #Q41916 3.500% 7/01/46	267,399	267,723
Pool #Q42045 3.500% 7/01/46	103,898	104,024
Pool #Q44275 3.500% 11/01/46	225,206	225,408
Pool #Q44277 3.500% 11/01/46	50,551	50,502
Pool #Q52216 3.500% 11/01/47	681,824	678,708
Pool #V83655 3.500% 12/01/47	1,811,092	1,802,815

	Principal Amount	Value
Pool #V83763 3.500% 12/01/47	$2,200,139	$2,190,084
Pool #Q52868 3.500% 12/01/47	934,319	930,049
Pool #V83886 3.500% 1/01/48	1,772,951	1,764,294
Pool #G61307 3.500% 2/01/48	1,259,188	1,253,434
Pool #Q47742 4.000% 4/01/47	207,148	212,618
Pool #Q47730 4.000% 4/01/47	244,103	250,549
Pool #V83764 4.000% 12/01/47	1,175,717	1,200,517
Pool #V83796 4.000% 12/01/47	2,776,063	2,831,801
Pool #Q52834 4.000% 12/01/47	255,092	260,213
Pool #V83962 4.000% 2/01/48	490,274	500,117
Pool #C03537 4.500% 8/01/40	175,676	184,639
Pool #G06057 4.500% 10/01/40	157,025	165,036
Pool #G60485 4.500% 10/01/41	172,738	181,496
Pool #G60172 4.500% 9/01/43	190,774	200,447
Pool #Q48208 4.500% 5/01/47	140,044	146,006
Pool #Q48869 4.500% 6/01/47	1,300,469	1,355,434
Pool #G11476 5.000% 11/01/18	530	531
Pool #B16010 5.000% 8/01/19	106	107
Pool #B17058 5.000% 9/01/19	362	366
Pool #B18677 5.000% 1/01/20	130	132
Pool #G01311 7.000% 9/01/31	1,018	1,152
Pool #C80207 7.500% 9/01/24	762	833
Pool #C00530 7.500% 7/01/27	808	909
Pool #C00563 7.500% 11/01/27	2,895	3,254
Pool #C00612 7.500% 4/01/28	180	202
Pool #C55867 7.500% 2/01/30	3,558	3,938
Federal National Mortgage Association Pool #AR3007 3.000% 2/01/43	227,546	222,319
Pool #AS1304 3.500% 12/01/28	247,824	251,639
Pool #AV1897 3.500% 12/01/28	41,777	42,420
Pool #AV2325 3.500% 12/01/28	125,267	127,273
Pool #BF0196 3.500% 2/01/41	303,523	305,064
Pool #MA1356 3.500% 2/01/43	1,439,176	1,441,537
Pool #BM3994 3.500% 1/01/44	319,190	319,714
Pool #CA1073 3.500% 1/01/48	2,088,587	2,079,613
Pool #MA3287 3.500% 2/01/48	1,007,827	995,623
Pool #725692 1 year CMT + 2.138% 3.530% FRN 10/01/33	61,296	64,012
Pool #888586 1 year CMT + 2.208% 3.645% FRN 10/01/34	140,805	148,119
Pool #AX0120 4.000% 9/01/39	95,235	97,668
Pool #BH9008 4.000% 8/01/47	49,337	50,339
Pool #CA0181 4.000% 8/01/47	2,085,106	2,127,460
Pool #BH9011 4.000% 9/01/47	208,662	212,900
Pool #CA0620 4.000% 10/01/47	191,468	195,357
Pool #BJ0686 4.000% 4/01/48	1,293,392	1,319,614
Pool #CA1951 4.000% 7/01/48	650,000	664,371
Pool #CA2039 4.000% 7/01/48	1,225,000	1,249,787
Pool #BF0094 4.000% 5/01/56	1,038,444	1,061,728
Pool #BF0105 4.000% 6/01/56	530,276	542,166
Pool #AH6787 4.500% 3/01/41	142,752	150,079
Pool #CA1952 4.500% 6/01/48	850,000	885,594
Pool #735010 5.000% 11/01/19	15,592	15,725

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AD6437 5.000% 6/01/40	$82,553	$88,441
Pool #AD6996 5.000% 7/01/40	540,796	579,370
Pool #AL8173 5.000% 2/01/44	219,032	234,519
Pool #575579 7.500% 4/01/31	7,932	9,031
Pool #535996 7.500% 6/01/31	992	1,131
Federal National Mortgage Association TBA Pool #6447 4.000% 5/01/47 (f)	950,000	968,555
Pool #15801 4.500% 6/01/47 (f)	1,175,000	1,223,469
Government National Mortgage Association Pool #783896 3.500% 5/15/44	388,656	392,148
Pool #BF1053 3.500% 12/15/47	344,308	345,572
Pool #BF1120 3.500% 1/15/48	347,322	348,597
Pool #AV1854 3.500% 1/15/48	372,196	373,563
Pool #BF1214 3.500% 2/15/48	298,133	299,227
Pool #BF1245 3.500% 2/15/48	298,136	299,231
Pool #579140 6.500% 1/15/32	770	861
Pool #587280 6.500% 9/15/32	1,110	1,234
Pool #550659 6.500% 9/15/35	71,773	80,908
Pool #538689 6.500% 12/15/35	16,242	18,338
Pool #780651 7.000% 10/15/27	1,170	1,301
Pool #462384 7.000% 11/15/27	563	624
Pool #482668 7.000% 8/15/28	953	1,070
Pool #506804 7.000% 5/15/29	5,885	6,485
Pool #506914 7.000% 5/15/29	2,570	2,622
Pool #581417 7.000% 7/15/32	1,913	2,182
Pool #423836 8.000% 8/15/26	845	955
Pool #444619 8.000% 3/15/27	7,006	7,869
Government National Mortgage Association II Pool #82462 1 year CMT + 1.500% 3.375% FRN 1/20/40	39,602	41,043
Pool #82488 1 year CMT + 1.500% 3.375% FRN 3/20/40	50,088	51,913
Pool #784314 3.500% 5/20/43	177,947	179,518
Pool #784026 3.500% 12/20/44	426,960	429,461
Pool #BC4641 3.500% 9/20/47	443,755	444,899
Pool #MA4778 3.500% 10/20/47	216,969	217,935
Pool #BC4885 3.500% 11/20/47	687,740	689,513
Pool #BD6940 3.500% 12/20/47	418,149	419,227
Pool #BE4328 3.500% 12/20/47	321,812	322,641
Pool #BF1119 3.500% 1/20/48	563,844	565,298
Pool #BD3899 3.500% 1/20/48	833,632	835,782
Pool #BE6487 3.500% 1/20/48	198,483	198,994
Pool #BD6461 3.500% 1/20/48	377,093	378,065
Pool #BF1269 3.500% 2/20/48	298,157	298,926
Pool #AC2985 4.000% 10/20/47	120,126	123,218
Pool #BF1270 4.000% 2/20/48	320,328	328,850
Government National Mortgage Association II TBA Pool #471 3.500% 5/01/47 (f)	1,150,000	1,153,953
Pool #1767 4.000% 5/01/47 (f)	2,025,000	2,074,992

		45,488,781

	Principal Amount	Value
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $47,611,639)		$46,668,659

U.S. TREASURY OBLIGATIONS — 4.8%
U.S. Treasury Bonds & Notes — 4.8%
U.S. Treasury Bond 2.500% 5/15/46	$1,830,000	1,661,841
3.500% 2/15/39 (h)	665,000	724,029
U.S. Treasury Note 1.625% 8/31/22	1,700,000	1,628,002
1.750% 5/15/23	2,010,000	1,920,210
2.000% 5/31/21	4,400,000	4,323,413

		10,257,495

TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,229,565)		10,257,495

TOTAL BONDS & NOTES (Cost $207,443,584)		204,460,967

TOTAL PURCHASED OPTIONS (#) — 1.2% (Cost $2,504,186)		2,530,803

	Number of Shares
WARRANTS — 0.0%
Consumer, Non-cyclical — 0.0%
Chemicals — 0.0%
Hercules LLC, Expires 3/31/29, Strike 0.09 (a) (b) (c)	150	3,875

TOTAL WARRANTS (Cost $0)		3,875

TOTAL LONG-TERM INVESTMENTS (Cost $210,199,802)		207,256,552

	Principal Amount
SHORT-TERM INVESTMENTS — 9.1%
Commercial Paper — 9.1%
Aviation Capital Group Corp. 2.303% 00418, 7/11/18 (d)	$1,000,000	999,269
2.418% 00187, 7/23/18 (d)	800,000	798,814
BAT International Finance 2.489% 7/12/18 (d)	1,000,000	999,177
Glencore Funding LLC 2.443% 7/02/18 (d)	1,100,000	1,099,798

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Hyundai Capital America 2.304% 7/18/18 (d)	$1,650,000	$1,647,992
Marriott International, Inc. 2.433% 7/05/18 (d)	2,000,000	1,999,252
Mckesson Corp. 2.387% 00773, 7/19/18 (d)	1,000,000	998,717
2.438% 00773, 7/19/18 (d)	1,000,000	998,717
Nutrien Ltd. 2.545% 8/16/18 (d)	1,800,000	1,793,817
Reckitt Benckiser Group PLC 2.392% 7/18/18 (d)	1,300,000	1,298,651
Relx, Inc. 2.345% 7/12/18 (d)	1,250,000	1,248,971
Rogers Communications 2.356% 7/12/18 (d)	1,100,000	1,099,094
Sempra Energy 2.495% 7/11/18 (d)	1,850,000	1,848,597
Suncor Energy, Inc. 2.428% 7/23/18 (d)	1,500,000	1,497,674
Walgreens Boots Alliance, Inc. 2.653% 7/25/18	1,000,000	998,314

		19,326,854

TOTAL SHORT-TERM INVESTMENTS (Cost $19,327,386)		19,326,854

TOTAL INVESTMENTS — 106.0% (Cost $229,527,188) (i)		226,583,406

Other Assets/(Liabilities) — (6.0)%		(12,851,184)

NET ASSETS — 100.0%		$213,732,222

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Investment was valued using significant unobservable inputs.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30,
2018, these securities amounted to a value of $954,682 or 0.45% of net assets.
(c)	Non-income producing security.
(d)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to a value of $86,512,920 or 40.48% of net assets.

(e)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2018.

(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)

Restricted security. Certain securities are restricted as to resale. At June 30, 2018, these securities amounted to a value of $2,368,190 or 1.11% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(h)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(i)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

(#)	The Fund had the following open Purchased Swaptions contracts at June 30, 2018:

OTC Counterparty	Units	Notional Amount		Expiration Date	Pay/Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
Barclays Bank PLC	8,070,000	USD	8,070,000	12/13/32	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Strike 2.44	$403,438	$338,381	$(65,057)
Credit Suisse International	8,910,000	USD	8,910,000	1/31/33	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/02/43, Strike 2.61	427,680	416,127	(11,553)

							831,118	754,508	(76,610)

Put
Barclays Bank PLC	16,440,000	USD	16,440,000	12/13/32	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Strike 2.94	$821,885	$895,967	$74,082
Credit Suisse International	17,770,000	USD	17,770,000	1/31/33	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/02/43, Strike 3.11	851,183	880,328	29,145

							1,673,068	1,776,295	103,227

							$2,504,186	$2,530,803	$26,617

The Fund had the following open Forward contracts at June 30, 2018:

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
ARS	3,082,240	Bank of America N.A.	2/12/19	$128,000	$(39,724)
BRL	500,888	Bank of America N.A.	7/10/18	136,000	(6,872)
PEN	660,100	Bank of America N.A.	2/01/19	202,846	(3,274)
RUB	16,124,980	Bank of America N.A.	7/17/18	254,575	1,811

				721,421	(48,059)

MYR	1,053,403	Barclays Bank PLC	7/24/18	270,184	(9,526)

AUD	130,055	Citibank N.A.	7/24/18	101,003	(4,750)
BRL	18,835	Citibank N.A.	7/10/18	5,000	(144)

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Buy (Continued)
MXN	9,539,216	Citibank N.A.	7/10/18	$515,006	$(35,228)
NZD	149,057	Citibank N.A.	7/24/18	104,965	(4,007)

				725,974	(44,129)

BRL	923,454	Goldman Sachs International	7/10/18	252,000	(13,935)
EGP	1,846,588	Goldman Sachs International	7/17/18	102,134	617
EUR	592,220	Goldman Sachs International	7/17/18	738,603	(46,317)
ILS	359,253	Goldman Sachs International	7/17/18	100,434	(2,134)
MXN	559,418	Goldman Sachs International	7/10/18	28,000	136
TRY	620,018	Goldman Sachs International	7/17/18	145,727	(11,610)

				1,366,898	(73,243)

ARS	3,023,760	JP Morgan Chase Bank N.A.	2/12/19	129,000	(42,399)
BRL	417,792	JP Morgan Chase Bank N.A.	7/10/18	123,290	(15,584)
CHF	494,819	JP Morgan Chase Bank N.A.	7/17/18	500,000	245
CLP	57,932,200	JP Morgan Chase Bank N.A.	7/10/18	94,000	(5,335)
EUR	226,434	JP Morgan Chase Bank N.A.	7/17/18	272,534	(7,840)
GHS	452,880	JP Morgan Chase Bank N.A.	7/17/18	99,314	(5,193)
INR	10,035,258	JP Morgan Chase Bank N.A.	7/24/18	149,490	(3,380)
NGN	53,883,000	JP Morgan Chase Bank N.A.	7/17/18	147,081	1,288
RUB	7,930,000	JP Morgan Chase Bank N.A.	7/17/18	125,000	1,087
SEK	841,069	JP Morgan Chase Bank N.A.	7/17/18	101,983	(7,983)
TRY	466,899	JP Morgan Chase Bank N.A.	7/17/18	100,660	336

				1,842,352	(84,758)

				$4,926,829	$(259,715)

Contracts to Deliver
ARS	3,053,000	Bank of America N.A.	2/12/19	$ 89,048	$1,610
CLP	61,414,350	Bank of America N.A.	7/10/18	101,359	7,364
CNH	1,635,181	Bank of America N.A.	7/24/18	259,524	13,176
ZAR	1,274,050	Bank of America N.A.	7/17/18	100,000	7,286

				549,931	29,436

EUR	161,847	Barclays Bank PLC	7/17/18	191,367	2,173
ILS	359,253	Barclays Bank PLC	7/17/18	102,904	4,604
INR	6,738,000	Barclays Bank PLC	7/24/18	100,000	1,897
PEN	660,100	Barclays Bank PLC	2/01/19	202,082	2,510

				596,353	11,184

CLP	61,414,350	Citibank N.A.	7/10/18	102,049	8,054
THB	16,274,640	Citibank N.A.	7/24/18	498,000	6,523
TRY	466,899	Citibank N.A.	7/17/18	100,000	(996)

				700,049	13,581

ARS	3,053,000	JP Morgan Chase Bank N.A.	2/12/19	122,660	35,222
AUD	130,055	JP Morgan Chase Bank N.A.	7/24/18	97,271	1,018
CHF	5,907	JP Morgan Chase Bank N.A.	7/17/18	6,000	29
COP	723,071,100	JP Morgan Chase Bank N.A.	7/10/18	249,000	2,383
EGP	1,846,588	JP Morgan Chase Bank N.A.	7/17/18	102,332	(419)
EUR	725,263	JP Morgan Chase Bank N.A.	7/17/18	860,235	12,427

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

		Counterparty	Settlement Date		In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Deliver (Continued)
INR	10,035,258	JP Morgan Chase Bank N.A.	7/24/18		$151,330	$5,221
NGN	53,883,000	JP Morgan Chase Bank N.A.	7/17/18	147,020		(1,349)
NZD	149,057	JP Morgan Chase Bank N.A.	7/24/18	109,259		8,301
TRY	620,018	JP Morgan Chase Bank N.A.	7/17/18	144,966		10,849

				1,990,073		73,682

				$3,836,406		$127,883

Cross Currency Forwards
EUR	80,619	Bank of America N.A.	7/17/18	HUF	26,018,980	$1,894

CZK	2,266,775	Barclays Bank PLC	7/17/18	EUR	89,315	(2,380)

HUF	1,568,980	Citibank N.A.	7/17/18	EUR	5,000	(276)
PLN	69,203	Citibank N.A.	7/17/18	EUR	16,000	(224)

						(500)

HUF	24,450,000	Goldman Sachs International	7/17/18	EUR	78,407	(4,877)
PLN	1,725,066	Goldman Sachs International	7/17/18	EUR	409,545	(18,109)

						(22,986)

EUR	88,118	JP Morgan Chase Bank N.A.	7/17/18	CZK	2,266,775	980
PLN	963,424	JP Morgan Chase Bank N.A.	7/17/18	EUR	224,000	(4,591)

						(3,611)

						$(27,583)

The Fund had the following open Futures contracts at June 30, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Futures Contracts — Long
U.S. Treasury Ultra Bond	9/19/18	85	$13,034,666	$528,147
U.S. Treasury Note 2 Year	9/28/18	141	29,812,720	55,046
U.S. Treasury Note 5 Year	9/28/18	40	4,511,061	33,627

				$616,820

Futures Contracts — Short
U.S. Treasury Long Bond	9/19/18	27	$(3,840,599)	$(74,401)
U.S. Treasury Note Ultra 10 Year	9/19/18	10	(1,269,273)	(13,071)

				$(87,472)

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

The Fund had the following open Swap agreements at June 30, 2018:

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Sell Protection††
OTC Swaps
Goldman Sachs International	USD	450,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	$(46,959)	$277	$(46,682)
Goldman Sachs International	USD	380,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	(6,512)	(32,908)	(39,420)
Goldman Sachs International	USD	140,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	(3,307)	(11,217)	(14,524)

							$(56,778)	$(43,848)	$(100,626)

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††

For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

ARS	Argentinean Peso
AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Offshore Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
GHS	Ghanaian Cedis
HUF	Hungarian Forint
ILS	Israeli Shekel
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TRY	New Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 1.0%

COMMON STOCK — 0.6%
Basic Materials — 0.0%
Forest Products & Paper — 0.0%
The Newark Group, Inc. (a) (b) (c)	329,969	$9,899

Energy — 0.6%
Oil & Gas — 0.6%
Fieldwood Energy LLC (c)	55,655	2,796,664

TOTAL COMMON STOCK (Cost $1,385,238)		2,806,563

PREFERRED STOCK — 0.4%
Consumer, Non-cyclical — 0.4%
Agriculture — 0.4%
Pinnacle Agriculture Holdings LLC (c)	2,011,244	1,850,344

TOTAL PREFERRED STOCK (Cost $1,282,342)		1,850,344

TOTAL EQUITIES (Cost $2,667,580)		4,656,907

	Principal Amount
BONDS & NOTES — 97.6%

BANK LOANS — 3.4%
Advertising — 0.5%
Getty Images, Inc. ., Term Loan B, 1 mo. LIBOR + 3.500% 5.594% VRN 10/18/19	$2,493,256	2,403,922

Oil & Gas — 2.0%
Caelus Energy Alaska O3 LLC, 2nd Lien Term Loan, 3 mo. LIBOR + 7.500% 9.826% VRN 4/15/20	5,254,429	4,807,802
Fieldwood Energy LLC Exit 1st Lien TL, 1 mo. LIBOR + 5.250% 7.344% VRN 4/11/22	2,255,879	2,257,007
Exit 2nd Lien TL, 1 mo. LIBOR + 7.250% 9.344% VRN 4/11/23	1,286,561	1,242,599
Gulf Finance LLC, Term Loan B, 3 mo. LIBOR + 5.250% 7.590% VRN 8/25/23	1,512,814	1,302,276

		9,609,684

Software — 0.9%
Almonde, Inc., USD 2nd Lien Term Loan, 3 mo. LIBOR + 7.250% 9.557% VRN 6/13/25	4,233,302	4,070,574

TOTAL BANK LOANS (Cost $15,845,231)		16,084,180

	Principal Amount	Value
CORPORATE DEBT — 94.2%
Aerospace & Defense — 2.1%
Moog, Inc. 5.250% 12/01/22 (d)	$948,000	$966,960
TransDigm UK Holdings PLC 6.875% 5/15/26 (d)	1,407,000	1,426,346
TransDigm, Inc. 6.375% 6/15/26	4,092,000	4,061,310
Triumph Group, Inc. 4.875% 4/01/21	1,501,000	1,444,713
5.250% 6/01/22	336,000	323,400
7.750% 8/15/25	1,700,000	1,683,000

		9,905,729

Agriculture — 0.6%
Pinnacle Operating Corp. 9.000% 5/15/23 (d)	2,930,270	2,754,454

Airlines — 2.9%
Allegiant Travel Co. 5.500% 7/15/19	4,000,000	4,020,000
American Airlines Group, Inc. 5.500% 10/01/19 (d)	6,758,000	6,825,580
VistaJet Malta Finance PLC / VistaJet Co. Finance LLC 7.750% 6/01/20 (d)	2,733,000	2,705,670

		13,551,250

Auto Manufacturers — 1.7%
Deck Chassis Acquisition, Inc. 10.000% 6/15/23 (d)	6,676,000	7,076,560
JB Poindexter & Co., Inc. 7.125% 4/15/26 (d)	1,046,000	1,072,150

		8,148,710

Auto Parts & Equipment — 0.4%
Allison Transmission, Inc. 5.000% 10/01/24 (d)	727,000	715,186
The Goodyear Tire & Rubber Co. 5.000% 5/31/26	1,505,000	1,399,650

		2,114,836

Building Materials — 1.8%
James Hardie International Finance DAC 5.000% 1/15/28 (d)	2,402,000	2,269,890
Louisiana-Pacific Corp. 4.875% 9/15/24	2,102,000	2,065,215
Standard Industries, Inc. 4.750% 1/15/28 (d)	4,491,000	4,120,493

		8,455,598

Chemicals — 3.4%
A Schulman, Inc. 6.875% STEP 6/01/23	4,148,000	4,367,844

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
The Chemours Co. 5.375% 5/15/27	$746,000	$721,755
7.000% 5/15/25	1,424,000	1,527,240
Consolidated Energy Finance SA 6.875% 6/15/25 (d)	2,225,000	2,283,406
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA 8.375% 12/01/22 (d)	3,800,000	3,885,500
Platform Specialty Products Corp. 5.875% 12/01/25 (d)	2,033,000	1,987,258
6.500% 2/01/22 (d)	864,000	879,120

		15,652,123

Coal — 1.9%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 7.500% 5/01/25 (d)	3,803,000	4,050,195
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.500% 6/15/25 (d)	3,410,000	3,469,675
Warrior Met Coal, Inc. 8.000% 11/01/24 (d)	1,257,000	1,297,853

		8,817,723

Commercial Services — 4.5%
Booz Allen Hamilton, Inc. 5.125% 5/01/25 (d)	2,403,000	2,348,932
Cardtronics, Inc./Cardtronics USA, Inc. 5.500% 5/01/25 (d)	1,939,000	1,754,795
The Hertz Corp. 7.625% 6/01/22 (d)	4,157,000	3,990,720
KAR Auction Services, Inc. 5.125% 6/01/25 (d)	2,200,000	2,101,000
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.250% 5/15/23 (d)	6,084,000	6,477,635
StoneMor Partners LP/Cornerstone Family Services of West Virginia Subsidiary 7.875% 6/01/21	2,120,000	2,088,200
United Rentals North America, Inc. 4.625% 10/15/25	887,000	844,868
4.875% 1/15/28	1,303,000	1,206,513

		20,812,663

Computers — 0.7%
Dell International LLC/EMC Corp. 7.125% 6/15/24 (d)	1,319,000	1,397,387
Dell, Inc. 6.500% 4/15/38	1,807,000	1,703,097

		3,100,484

	Principal Amount	Value
Diversified Financial Services — 4.8%
Aircastle Ltd. 4.125% 5/01/24	$2,898,000	$2,782,080
5.000% 4/01/23	269,000	270,009
5.500% 2/15/22	269,000	275,052
Alliance Data Systems Corp. 5.875% 11/01/21 (d)	5,000,000	5,100,000
Ally Financial, Inc. 3.250% 11/05/18	500,000	500,000
8.000% 11/01/31	2,175,000	2,588,250
LPL Holdings, Inc. 5.750% 9/15/25 (d)	4,250,000	4,133,125
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.750% 6/01/25 (d)	2,168,000	2,081,280
VFH Parent LLC/Orchestra Co-Issuer, Inc. 6.750% 6/15/22 (d)	4,380,000	4,522,394

		22,252,190

Electric — 1.5%
NRG Energy, Inc. 6.625% 1/15/27	1,712,000	1,759,080
7.250% 5/15/26	4,738,000	5,045,970

		6,805,050

Electrical Components & Equipment — 0.1%
Energizer Gamma Acquisition, Inc. 6.375% 7/15/26 (d) (e)	638,000	648,766

Engineering & Construction — 0.8%
Zachry Holdings, Inc. 7.500% 2/01/20 (d)	3,639,000	3,598,061

Entertainment — 0.3%
Boyne USA, Inc. 7.250% 5/01/25 (d)	632,000	658,860
WMG Acquisition Corp. 5.000% 8/01/23 (d)	634,000	630,830

		1,289,690

Environmental Controls — 0.1%
Waste Pro USA, Inc. 5.500% 2/15/26 (d)	370,000	355,663

Foods — 4.3%
C&S Group Enterprises LLC 5.375% 7/15/22 (d)	4,365,000	4,277,700
JBS USA LUX SA/JBS USA Finance, Inc. 5.875% 7/15/24 (d)	2,234,000	2,133,492
6.750% 2/15/28 (d)	2,911,000	2,750,022
KeHE Distributors LLC/KeHE Finance Corp. 7.625% 8/15/21 (d)	3,250,000	3,160,625

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pilgrim’s Pride Corp. 5.750% 3/15/25 (d)	$884,000	$848,640
5.875% 9/30/27 (d)	3,425,000	3,176,687
Post Holdings, Inc. 5.500% 3/01/25 (d)	1,088,000	1,062,160
5.625% 1/15/28 (d)	1,641,000	1,538,438
5.750% 3/01/27 (d)	1,346,000	1,305,620

		20,253,384

Forest Products & Paper — 0.0%
Appvion, Inc. 9.000% 6/01/20 (d)	5,428,000	30,533

Gas — 0.7%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (d)	3,188,000	3,219,880

Hand & Machine Tools — 0.6%
Apex Tool Group LLC/BC Mountain Finance, Inc. 9.000% 2/15/23 (d)	2,914,000	2,819,295

Health Care – Products — 3.9%
Avantor, Inc. 6.000% 10/01/24 (d)	2,323,000	2,297,911
9.000% 10/01/25 (d)	4,981,000	5,019,354
Halyard Health, Inc. 6.250% 10/15/22	3,824,000	3,919,600
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 6.625% 5/15/22 (d)	6,522,000	6,375,255
Teleflex, Inc. 4.625% 11/15/27	666,000	629,370

		18,241,490

Health Care – Services — 2.3%
Catalent Pharma Solutions, Inc. 4.875% 1/15/26 (d)	918,000	881,546
HCA, Inc. 4.500% 2/15/27	1,500,000	1,411,875
5.250% 4/15/25	1,159,000	1,159,000
5.875% 2/15/26	2,241,000	2,260,609
RegionalCare Hospital Partners Holdings, Inc. 8.250% 5/01/23 (d)	2,618,000	2,753,809
Tenet Healthcare Corp. 4.625% 7/15/24 (d)	1,125,000	1,065,600
8.125% 4/01/22	1,050,000	1,097,796

		10,630,235

Home Builders — 1.4%
Brookfield Residential Properties, Inc. 6.375% 5/15/25 (d)	897,000	897,000
6.500% 12/15/20 (d)	2,230,000	2,257,875

	Principal Amount	Value
M/I Homes, Inc. 5.625% 8/01/25	$1,629,000	$1,523,115
6.750% 1/15/21	1,262,000	1,301,172
William Lyon Homes, Inc. 6.000% 9/01/23 (d)	676,000	667,354

		6,646,516

Insurance — 2.2%
Acrisure LLC/Acrisure Finance, Inc. 7.000% 11/15/25 (d)	2,287,000	2,081,170
Amwins Group, Inc. 7.750% 7/01/26 (d)	1,153,000	1,170,295
AssuredPartners, Inc. 7.000% 8/15/25 (d)	1,871,000	1,800,838
HUB International Ltd. 7.000% 5/01/26 (d)	1,963,000	1,938,462
USIS Merger Sub, Inc. 6.875% 5/01/25 (d)	692,000	688,540
York Risk Services Holding Corp. 8.500% 10/01/22 (d)	2,879,000	2,641,799

		10,321,104

Internet — 0.5%
Netflix, Inc. 5.875% 11/15/28 (d)	2,126,000	2,146,622

Iron & Steel — 1.6%
Allegheny Technologies, Inc. 5.950% 1/15/21	4,169,000	4,189,845
ArcelorMittal 6.750% STEP 3/01/41	2,707,000	3,055,986

		7,245,831

Leisure Time — 2.1%
Brunswick Corp. 7.375% 9/01/23	650,000	744,631
7.125% 8/01/27	4,693,000	5,477,927
Carlson Travel, Inc. 6.750% 12/15/23 (d)	1,299,000	1,273,020
9.500% 12/15/24 (d)	2,423,000	2,192,815

		9,688,393

Lodging — 1.1%
Interval Acquisition Corp. 5.625% 4/15/23	2,917,000	2,940,686
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.250% 5/15/27 (d)	1,655,000	1,547,425
5.500% 3/01/25 (d)	500,000	491,250

		4,979,361

Media — 9.6%
Altice Financing SA 6.625% 2/15/23 (d)	2,100,000	2,069,550
Altice Finco SA 8.125% 1/15/24 (d)	1,094,000	1,088,530

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Altice Luxembourg SA 7.625% 2/15/25 (d)	$3,960,000	$3,643,200
Block Communications, Inc. 6.875% 2/15/25 (d)	2,096,000	2,090,760
CCO Holdings LLC/CCO Holdings Capital Corp. 5.000% 2/01/28 (d)	3,656,000	3,345,240
5.750% 1/15/24	879,000	881,198
5.750% 2/15/26 (d)	1,833,000	1,800,922
5.875% 4/01/24 (d)	2,700,000	2,706,750
5.875% 5/01/27 (d)	3,149,000	3,074,211
Cequel Communications Holdings I LLC/Cequel Capital Corp. 7.500% 4/01/28 (d)	2,001,000	2,025,412
Clear Channel Worldwide Holdings, Inc. 7.625% 3/15/20	2,706,000	2,689,872
7.625% 3/15/20	2,000,000	1,985,000
CSC Holdings LLC 5.375% 2/01/28 (d)	1,792,000	1,657,600
DISH DBS Corp. 7.750% 7/01/26	3,301,000	2,892,501
LIN Television Corp. 5.875% 11/15/22	3,000,000	3,060,000
Midcontinent Communications/Midcontinent Finance Corp. 6.875% 8/15/23 (d)	1,624,000	1,699,110
Sirius XM Radio, Inc. 5.375% 4/15/25 (d)	1,951,000	1,924,174
5.375% 7/15/26 (d)	3,852,000	3,707,550
Virgin Media Secured Finance PLC 5.500% 8/15/26 (d)	701,000	656,206
Ziggo BV 5.500% 1/15/27 (d)	1,747,000	1,631,873

		44,629,659

Mining — 3.8%
Alcoa Nederland Holding BV 6.125% 5/15/28 (d)	1,092,000	1,098,825
Constellium NV 5.875% 2/15/26 (d)	1,020,000	984,300
First Quantum Minerals Ltd. 6.500% 3/01/24 (d)	2,288,000	2,207,920
6.875% 3/01/26 (d)	1,191,000	1,140,383
7.500% 4/01/25 (d)	2,341,000	2,310,333
Hecla Mining Co. 6.875% 5/01/21	2,433,000	2,458,765
Kinross Gold Corp. 4.500% 7/15/27 (d)	2,214,000	2,031,345
5.950% 3/15/24	1,879,000	1,925,975
6.875% 9/01/41	1,276,000	1,307,900
New Gold, Inc. 6.250% 11/15/22 (d)	1,400,000	1,414,000

	Principal Amount	Value
Northwest Acquisitions ULC/Dominion Finco, Inc. 7.125% 11/01/22 (d)	$996,000	$993,510

		17,873,256

Miscellaneous – Manufacturing — 1.4%
Amsted Industries, Inc. 5.375% 9/15/24 (d)	2,454,000	2,435,595
EnPro Industries, Inc. 5.875% 9/15/22	4,059,000	4,140,180

		6,575,775

Oil & Gas — 8.3%
Chesapeake Energy Corp. 8.000% 1/15/25	2,946,000	3,000,354
8.000% 6/15/27	75,000	76,313
Citgo Holding, Inc. 10.750% 2/15/20 (d)	5,414,000	5,759,142
Ensco PLC 7.750% 2/01/26	834,000	787,880
EP Energy LLC/Everest Acquisition Finance, Inc. 8.000% 2/15/25 (d)	3,214,000	2,490,850
9.375% 5/01/24 (d)	1,266,000	1,038,120
Jonah Energy LLC/Jonah Energy Finance Corp. 7.250% 10/15/25 (d)	3,495,000	2,822,212
Jupiter Resources, Inc. 8.500% 10/01/22 (d)	7,357,000	3,016,370
Kosmos Energy Ltd. 7.875% 8/01/21 (d)	1,499,000	1,523,359
7.875% 8/01/21 (d)	6,535,000	6,641,194
PBF Holding Co. LLC/PBF Finance Corp. 7.000% 11/15/23	2,436,000	2,521,260
7.250% 6/15/25	2,368,000	2,489,360
Sunoco LP/Sunoco Finance Corp. 4.875% 1/15/23 (d)	398,000	382,080
5.875% 3/15/28 (d)	248,000	233,822
Transocean Guardian Ltd. 5.875% 1/15/24 (d) (e)	909,000	905,591
Transocean, Inc. 6.800% 3/15/38	1,715,000	1,393,437
9.350% STEP 12/15/41	520,000	517,400
Tullow Oil PLC 6.250% 4/15/22 (d)	3,153,000	3,058,410

		38,657,154

Oil & Gas Services — 1.0%
KCA Deutag UK Finance PLC 9.625% 4/01/23 (d)	1,209,000	1,225,624
Welltec A/S 9.500% 12/01/22 (d)	3,500,000	3,517,500

		4,743,124

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Packaging & Containers — 0.1%
Crown Americas LLC/Crown Americas Capital Corp. VI 4.750% 2/01/26 (d)	$722,000	$685,900

Pharmaceuticals — 3.6%
Endo Dac/Endo Finance LLC/Endo Finco, Inc. 6.000% STEP 2/01/25 (d)	2,390,000	1,864,200
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc. 7.500% 10/01/24 (d)	904,000	951,460
Teva Pharmaceutical Finance Netherlands III BV 6.000% 4/15/24	1,091,000	1,080,446
6.750% 3/01/28	621,000	632,940
Valeant Pharmaceuticals International 9.250% 4/01/26 (d)	2,000,000	2,077,500
Valeant Pharmaceuticals International, Inc. 5.500% 3/01/23 (d)	1,402,000	1,303,860
5.500% 11/01/25 (d)	92,000	90,666
5.875% 5/15/23 (d)	676,000	635,018
6.125% 4/15/25 (d)	5,735,000	5,283,369
6.500% 3/15/22 (d)	595,000	615,825
7.000% 3/15/24 (d)	1,021,000	1,070,467
9.000% 12/15/25 (d)	943,000	977,137

		16,582,888

Pipelines — 2.0%
Energy Transfer Equity LP 4.250% 3/15/23	4,862,000	4,691,879
Genesis Energy LP/Genesis Energy Finance Corp. 6.000% 5/15/23	2,125,000	2,085,156
6.500% 10/01/25	2,834,000	2,720,640

		9,497,675

Private Equity — 0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.375% 12/15/25	2,754,000	2,757,443

Real Estate Investment Trusts (REITS) — 1.2%
The GEO Group, Inc. 6.000% 4/15/26	1,887,000	1,830,390
MPT Operating Partnership LP/MPT Finance Corp. 5.000% 10/15/27	2,337,000	2,231,835
RHP Hotel Properties LP/RHP Finance Corp. 5.000% 4/15/23	1,426,000	1,415,305

		5,477,530

	Principal Amount	Value
Retail — 2.7%
Carrols Restaurant Group, Inc. 8.000% 5/01/22	$1,512,000	$1,572,480
Ferrellgas LP/Ferrellgas Finance Corp. 6.750% 1/15/22	3,000,000	2,715,000
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp. 8.625% 6/15/20	3,484,000	3,353,350
Golden Nugget, Inc. 8.750% 10/01/25 (d)	869,000	892,645
Penske Automotive Group, Inc. 5.500% 5/15/26	4,000,000	3,920,000

		12,453,475

Software — 3.0%
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc. 6.000% 7/15/25 (d)	522,000	528,525
RP Crown Parent LLC 7.375% 10/15/24 (d)	1,073,000	1,104,868
TIBCO Software, Inc. 11.375% 12/01/21 (d)	8,653,000	9,345,240
Veritas US, Inc./Veritas Bermuda Ltd. 10.500% 2/01/24 (d)	3,598,000	2,950,360

		13,928,993

Telecommunications — 6.3%
CenturyLink, Inc. 6.750% 12/01/23	500,000	502,500
Citizens Communications Co. 7.125% 3/15/19	800,000	806,000
GCI, Inc. 6.875% 4/15/25	3,000,000	3,105,000
Hughes Satellite Systems Corp. 5.250% 8/01/26	1,961,000	1,838,437
6.625% 8/01/26	1,954,000	1,807,450
Intelsat Jackson Holdings SA 7.250% 10/15/20	1,019,000	1,013,905
7.500% 4/01/21	3,066,000	3,043,005
Sprint Corp. 7.250% 9/15/21	1,460,000	1,518,400
7.625% 3/01/26	1,508,000	1,538,160
7.875% 9/15/23	7,037,000	7,296,489
T-Mobile USA, Inc. 4.500% 2/01/26	529,000	493,954
4.750% 2/01/28	815,000	754,894
5.375% 4/15/27	1,125,000	1,094,063
6.000% 4/15/24	951,000	984,285
6.500% 1/15/26	1,318,000	1,359,188
Telecom Italia SpA 5.303% 5/30/24 (d)	2,109,000	2,080,001

		29,235,731

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Textiles — 0.1%
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC 7.500% 5/01/25 (d)	$464,000	$463,420

Toys, Games & Hobbies — 0.1%
Mattel, Inc. 6.750% 12/31/25 (d)	464,000	451,820

Transportation — 1.9%
The Kenan Advantage Group, Inc. 7.875% 7/31/23 (d)	6,839,000	6,975,780
Watco Cos. LLC/Watco Finance Corp. 6.375% 4/01/23 (d)	1,822,000	1,851,607

		8,827,387

Trucking & Leasing — 0.2%
Park Aerospace Holdings Ltd. 5.250% 8/15/22 (d)	894,000	885,069

TOTAL CORPORATE DEBT (Cost $451,320,757)		438,211,933

TOTAL BONDS & NOTES (Cost $467,165,988)		454,296,113

TOTAL LONG-TERM INVESTMENTS (Cost $469,833,568)		458,953,020

SHORT-TERM INVESTMENTS — 0.9%
Commercial Paper — 0.4%
CRH America Finance In 2.566% 7/16/18 (d)	1,750,000	1,748,101

		1,748,101

Time Deposit — 0.5%
Euro Time Deposit 0.350% 7/02/18	2,195,376	2,195,376

TOTAL SHORT-TERM INVESTMENTS (Cost $3,943,416)		3,943,477

TOTAL INVESTMENTS — 99.5% (Cost $473,776,984) (f)		462,896,497

Other Assets/(Liabilities) — 0.5%		2,415,861

NET ASSETS — 100.0%		$465,312,358

Abbreviation Legend

STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Investment was valued using significant unobservable inputs.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2018, these securities amounted to a value of $9,899 or 0.00% of net assets.
(c)	Non-income producing security.
(d)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to a value of $279,281,187 or 60.02% of net assets.

(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 63.8%

COMMON STOCK — 63.7%
Basic Materials — 1.2%
Chemicals — 0.9%
Air Products & Chemicals, Inc.	1,150	$179,090
Albemarle Corp.	760	71,691
CF Industries Holdings, Inc.	5,625	249,750
DowDuPont, Inc.	460	30,323
Eastman Chemical Co.	894	89,364
International Flavors & Fragrances, Inc.	3	372
LyondellBasell Industries NV Class A	1,500	164,775
PPG Industries, Inc.	8	830
Praxair, Inc.	974	154,038
The Sherwin-Williams Co.	7	2,853

		943,086

Forest Products & Paper — 0.0%
International Paper Co.	607	31,613

Iron & Steel — 0.0%
Nucor Corp.	61	3,812

Mining — 0.3%
Freeport-McMoRan, Inc.	10,448	180,332
Newmont Mining Corp.	4,984	187,947

		368,279

		1,346,790

Communications — 9.0%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	933	21,870
Omnicom Group, Inc.	798	60,863

		82,733

Internet — 5.8%
Alphabet, Inc. Class A (a)	1,424	1,607,967
Alphabet, Inc. Class C (a)	1,006	1,122,344
Amazon.com, Inc. (a)	536	911,093
Booking Holdings, Inc. (a)	134	271,630
eBay, Inc. (a)	3,165	114,763
Expedia Group, Inc.	743	89,301
F5 Networks, Inc. (a)	950	163,827
Facebook, Inc. Class A (a)	8,850	1,719,732
Netflix, Inc. (a)	232	90,812
Symantec Corp.	79	1,631
TripAdvisor, Inc. (a)	43	2,396
VeriSign, Inc. (a)	2,379	326,922

		6,422,418

Media — 1.2%
CBS Corp. Class B	70	3,935
Charter Communications, Inc. Class A (a)	66	19,352

	Number of Shares	Value
Comcast Corp. Class A	18,662	$612,300
Discovery, Inc. Class A (a)	4,300	118,250
Discovery, Inc. Class C (a)	2,395	61,073
DISH Network Corp. Class A (a)	1,800	60,498
News Corp. Class A	11,930	184,915
Twenty-First Century Fox, Inc. Class A	2,921	145,144
Twenty-First Century Fox, Inc. Class B	1,300	64,051
Viacom, Inc. Class B	1,890	57,002
The Walt Disney Co.	2	210

		1,326,730

Telecommunications — 1.9%
AT&T, Inc.	31,235	1,002,956
CenturyLink, Inc.	54	1,006
Cisco Systems, Inc.	19,324	831,512
GCI Liberty, Inc. Class A (a)	540	24,343
Juniper Networks, Inc.	3,848	105,512
Motorola Solutions, Inc.	534	62,142
Verizon Communications, Inc.	1,132	56,951

		2,084,422

		9,916,303

Consumer, Cyclical — 5.9%
Airlines — 0.7%
Alaska Air Group, Inc.	3,200	193,248
American Airlines Group, Inc.	4,300	163,228
Delta Air Lines, Inc.	2,000	99,080
Southwest Airlines Co.	1,566	79,678
United Continental Holdings, Inc. (a)	3,300	230,109

		765,343

Apparel — 0.7%
Hanesbrands, Inc.	5,800	127,716
Michael Kors Holdings Ltd. (a)	1,100	73,260
NIKE, Inc. Class B	84	6,693
PVH Corp.	240	35,933
Ralph Lauren Corp.	2,700	339,444
VF Corp.	1,900	154,888

		737,934

Auto Manufacturers — 0.5%
Ford Motor Co.	18,462	204,374
General Motors Co.	4,600	181,240
PACCAR, Inc.	1,934	119,831

		505,445

Auto Parts & Equipment — 0.2%
Aptiv PLC	200	18,326
BorgWarner, Inc.	3,300	142,428
Delphi Technologies PLC	66	3,000
The Goodyear Tire & Rubber Co.	1,061	24,711

		188,465

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Distribution & Wholesale — 0.1%
Fastenal Co.	70	$3,369
W.W. Grainger, Inc.	494	152,350

		155,719

Home Builders — 0.2%
D.R. Horton, Inc.	3,159	129,519
PulteGroup, Inc.	2,574	74,002

		203,521

Home Furnishing — 0.0%
Leggett & Platt, Inc.	95	4,241
Whirlpool Corp.	184	26,906

		31,147

Housewares — 0.0%
Newell Brands, Inc.	83	2,141

Leisure Time — 0.2%
Harley-Davidson, Inc.	5,108	214,945
Royal Caribbean Cruises Ltd.	560	58,016

		272,961

Lodging — 0.4%
Hilton Worldwide Holdings, Inc.	1,800	142,488
Marriott International, Inc. Class A	2,061	260,922
Wyndham Destinations, Inc.	162	7,172
Wyndham Hotels & Resorts, Inc. (a)	162	9,530
Wynn Resorts Ltd.	449	75,136

		495,248

Retail — 2.8%
AutoZone, Inc. (a)	96	64,409
Best Buy Co., Inc.	1,808	134,841
Costco Wholesale Corp.	1,098	229,460
Darden Restaurants, Inc.	373	39,933
Dollar Tree, Inc. (a)	71	6,035
Foot Locker, Inc.	6,100	321,165
The Gap, Inc.	1,705	55,225
Genuine Parts Co.	36	3,304
The Home Depot, Inc.	1,140	222,414
Kohl’s Corp.	961	70,057
L Brands, Inc.	600	22,128
Lowe’s Cos., Inc.	29	2,772
Macy’s, Inc.	11,340	424,456
McDonald’s Corp.	1,035	162,174
Nordstrom, Inc.	411	21,282
O’Reilly Automotive, Inc. (a)	54	14,773
Ross Stores, Inc.	1,392	117,972
Signet Jewelers Ltd.	5,100	284,325
Starbucks Corp.	90	4,396
Tapestry, Inc.	84	3,924
Target Corp.	2,567	195,400
Tiffany & Co.	111	14,608
The TJX Cos., Inc.	1,140	108,505
Walgreens Boots Alliance, Inc.	2,406	144,396

	Number of Shares	Value
Walmart, Inc.	4,453	$381,399
Yum! Brands, Inc.	36	2,816

		3,052,169

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	747	68,955
Mattel, Inc.	61	1,002

		69,957

		6,480,050

Consumer, Non-cyclical — 14.3%
Agriculture — 0.4%
Altria Group, Inc.	4,041	229,488
Archer-Daniels-Midland Co.	26	1,192
Philip Morris International, Inc.	2,446	197,490

		428,170

Beverages — 0.8%
Brown-Forman Corp. Class B	2	98
The Coca-Cola Co.	3,324	145,791
Constellation Brands, Inc. Class A	82	17,947
Dr. Pepper Snapple Group, Inc.	210	25,620
Molson Coors Brewing Co. Class B	436	29,665
Monster Beverage Corp. (a)	750	42,975
PepsiCo, Inc.	5,362	583,761

		845,857

Biotechnology — 1.3%
Amgen, Inc.	3,325	613,762
Biogen, Inc. (a)	524	152,086
Celgene Corp. (a)	2,398	190,449
Gilead Sciences, Inc.	7,252	513,731

		1,470,028

Commercial Services — 1.6%
Automatic Data Processing, Inc.	621	83,301
Cintas Corp.	449	83,096
Ecolab, Inc.	4	561
Equifax, Inc.	216	27,024
H&R Block, Inc.	4,342	98,911
Moody’s Corp.	325	55,432
PayPal Holdings, Inc. (a)	4,565	380,128
Quanta Services, Inc. (a)	24	802
Robert Half International, Inc.	1,835	119,458
S&P Global, Inc.	819	166,986
Total System Services, Inc.	3,721	314,499
United Rentals, Inc. (a)	1,060	156,477
The Western Union Co.	11,307	229,871

		1,716,546

Cosmetics & Personal Care — 1.0%
Colgate-Palmolive Co.	906	58,718
The Estee Lauder Cos., Inc. Class A	1,726	246,283
The Procter & Gamble Co.	10,033	783,176

		1,088,177

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Foods — 0.7%
Campbell Soup Co.	1,265	$51,283
Conagra Brands, Inc.	6,684	238,819
General Mills, Inc.	294	13,012
The Hershey Co.	419	38,992
Hormel Foods Corp.	2,288	85,137
The J.M. Smucker Co.	724	77,816
Kellogg Co.	135	9,432
The Kraft Heinz Co.	173	10,868
The Kroger Co.	5,068	144,185
McCormick & Co., Inc.	73	8,475
Mondelez International, Inc. Class A	21	861
Sysco Corp.	866	59,139
Tyson Foods, Inc. Class A	720	49,572

		787,591

Health Care – Products — 2.0%
Abbott Laboratories	4,689	285,982
Align Technology, Inc. (a)	360	123,170
Baxter International, Inc.	5,422	400,361
Becton, Dickinson & Co.	838	200,751
Boston Scientific Corp. (a)	6,721	219,777
The Cooper Cos., Inc.	190	44,736
Danaher Corp.	1,072	105,785
DENTSPLY SIRONA, Inc.	61	2,670
Edwards Lifesciences Corp. (a)	540	78,608
Hologic, Inc. (a)	200	7,950
Intuitive Surgical, Inc. (a)	42	20,096
Medtronic PLC	5,216	446,542
Patterson Cos., Inc.	61	1,383
Stryker Corp.	49	8,274
Thermo Fisher Scientific, Inc.	578	119,727
Varian Medical Systems, Inc. (a)	674	76,647
Zimmer Biomet Holdings, Inc.	364	40,564

		2,183,023

Health Care – Services — 1.8%
Aetna, Inc.	902	165,517
Anthem, Inc.	878	208,990
Centene Corp. (a)	2,500	308,025
Cigna Corp.	969	164,682
DaVita, Inc. (a)	446	30,970
HCA Healthcare, Inc.	400	41,040
Humana, Inc.	225	66,967
Laboratory Corp. of America Holdings (a)	1	179
Quest Diagnostics, Inc.	635	69,812
UnitedHealth Group, Inc.	3,931	964,432
Universal Health Services, Inc. Class B	10	1,114

		2,021,728

Household Products & Wares — 0.2%
Avery Dennison Corp.	382	39,002

	Number of Shares	Value
The Clorox Co.	547	$73,982
Kimberly-Clark Corp.	1,120	117,981

		230,965

Pharmaceuticals — 4.5%
AbbVie, Inc.	7,204	667,451
Allergan PLC	1,189	198,230
AmerisourceBergen Corp.	230	19,612
Bristol-Myers Squibb Co.	3,112	172,218
Cardinal Health, Inc.	2,255	110,112
CVS Health Corp.	2,703	173,938
Eli Lilly & Co.	2,407	205,389
Express Scripts Holding Co. (a)	3,445	265,989
Johnson & Johnson	8,449	1,025,202
McKesson Corp.	1,091	145,539
Merck & Co., Inc.	7,829	475,220
Mylan NV (a)	4,759	171,990
Perrigo Co. PLC	3,000	218,730
Pfizer, Inc.	27,522	998,498
Zoetis, Inc.	1,710	145,675

		4,993,793

		15,765,878

Energy — 2.9%
Oil & Gas — 2.7%
Anadarko Petroleum Corp.	97	7,105
Andeavor	376	49,324
Apache Corp.	98	4,582
Cabot Oil & Gas Corp.	92	2,190
Chesapeake Energy Corp. (a)	98	514
Chevron Corp.	2,590	327,454
ConocoPhillips	10	696
Devon Energy Corp.	6,317	277,695
EOG Resources, Inc.	2	249
EQT Corp.	29	1,600
Exxon Mobil Corp.	9,449	781,716
Helmerich & Payne, Inc.	40	2,550
Hess Corp.	47	3,144
Marathon Oil Corp.	15,685	327,189
Marathon Petroleum Corp.	5,564	390,370
Newfield Exploration Co. (a)	2,100	63,525
Noble Energy, Inc.	66	2,328
Occidental Petroleum Corp.	1,930	161,502
Phillips 66	705	79,179
Pioneer Natural Resources Co.	3	568
Range Resources Corp.	99	1,656
Valero Energy Corp.	4,210	466,594

		2,951,730

Oil & Gas Services — 0.2%
Apergy Corp. (a)	401	16,742
Baker Hughes a GE Co.	74	2,444
Halliburton Co.	2,671	120,355
National Oilwell Varco, Inc.	1,009	43,790

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Schlumberger Ltd.	687	$46,050
TechnipFMC PLC	1,272	40,373

		269,754

Pipelines — 0.0%
Kinder Morgan, Inc.	60	1,060
The Williams Cos., Inc.	33	895

		1,955

		3,223,439

Financial — 11.8%
Banks — 5.9%
Bank of America Corp.	38,842	1,094,956
The Bank of New York Mellon Corp.	4,395	237,022
BB&T Corp.	512	25,825
Capital One Financial Corp.	2,075	190,693
Citigroup, Inc.	12,584	842,121
Citizens Financial Group, Inc.	8,600	334,540
Comerica, Inc.	1,324	120,378
Fifth Third Bancorp	9,921	284,733
The Goldman Sachs Group, Inc.	1,898	418,642
Huntington Bancshares, Inc.	1,110	16,384
JP Morgan Chase & Co.	14,365	1,496,833
KeyCorp	4,872	95,199
M&T Bank Corp.	281	47,812
Morgan Stanley	9,196	435,890
Northern Trust Corp.	161	16,565
The PNC Financial Services Group, Inc.	1,945	262,769
Regions Financial Corp.	4,943	87,887
State Street Corp.	1,785	166,166
SunTrust Banks, Inc.	2,500	165,050
US Bancorp	1,129	56,473
Wells Fargo & Co.	2,664	147,692
Zions Bancorp	649	34,196

		6,577,826

Diversified Financial Services — 2.2%
Alliance Data Systems Corp.	130	30,316
American Express Co.	3,488	341,824
Ameriprise Financial, Inc.	1,065	148,972
BlackRock, Inc.	470	234,549
The Charles Schwab Corp.	722	36,894
CME Group, Inc.	5	820
Discover Financial Services	295	20,771
E*TRADE Financial Corp. (a)	1,893	115,776
Franklin Resources, Inc.	948	30,383
Intercontinental Exchange, Inc.	10	735
Invesco Ltd.	5,523	146,691
Jefferies Financial Group, Inc.	36	819
Mastercard, Inc. Class A	2,630	516,848
Nasdaq, Inc.	22	2,008
Navient Corp.	21,118	275,167
Raymond James Financial, Inc.	800	71,480

	Number of Shares	Value
Synchrony Financial	1,900	$63,422
T. Rowe Price Group, Inc.	1,886	218,946
Visa, Inc. Class A	1,730	229,138

		2,485,559

Insurance — 2.4%
Aflac, Inc.	4,490	193,160
The Allstate Corp.	1,786	163,008
American International Group, Inc.	11	583
Aon PLC	706	96,842
Assurant, Inc.	790	81,757
Berkshire Hathaway, Inc. Class B (a)	2,003	373,860
Brighthouse Financial, Inc. (a)	29	1,162
Chubb Ltd.	1,114	141,500
Cincinnati Financial Corp.	724	48,407
Everest Re Group Ltd.	450	103,716
The Hartford Financial Services Group, Inc.	890	45,506
Lincoln National Corp.	3,358	209,036
Loews Corp.	3,034	146,482
Marsh & McLennan Cos., Inc.	1,230	100,823
MetLife, Inc.	4,729	206,184
Principal Financial Group, Inc.	1,235	65,393
The Progressive Corp.	1,634	96,651
Prudential Financial, Inc.	2,295	214,605
Torchmark Corp.	480	39,077
The Travelers Cos., Inc.	797	97,505
Unum Group	5,535	204,740
XL Group Ltd.	597	33,402

		2,663,399

Real Estate — 0.2%
CBRE Group, Inc. Class A (a)	3,598	171,769

Real Estate Investment Trusts (REITS) — 1.0%
American Tower Corp.	18	2,595
Apartment Investment & Management Co. Class A	164	6,937
AvalonBay Communities, Inc.	424	72,881
Boston Properties, Inc.	7	878
Crown Castle International Corp.	400	43,128
Digital Realty Trust, Inc.	50	5,579
Duke Realty Corp.	6,600	191,598
Equinix, Inc.	20	8,598
Equity Residential	1	64
Essex Property Trust, Inc.	300	71,721
Extra Space Storage, Inc.	800	79,848
Federal Realty Investment Trust	510	64,540
GGP, Inc.	100	2,043
HCP, Inc.	676	17,454
Host Hotels & Resorts, Inc.	4,130	87,019
Iron Mountain, Inc.	73	2,556
Kimco Realty Corp.	510	8,665
Mid-America Apartment Communities, Inc.	10	1,007

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Prologis, Inc.	216	$14,189
Public Storage	27	6,125
Simon Property Group, Inc.	94	15,998
Ventas, Inc.	4,136	235,545
Vornado Realty Trust	265	19,589
Welltower, Inc.	374	23,446
Weyerhaeuser Co.	2,993	109,125

		1,091,128

Savings & Loans — 0.1%
People’s United Financial, Inc.	3,659	66,191

		13,055,872

Industrial — 5.2%
Aerospace & Defense — 1.1%
Arconic, Inc.	15	255
The Boeing Co.	2,426	813,947
General Dynamics Corp.	88	16,404
Harris Corp.	154	22,259
L3 Technologies, Inc.	44	8,462
Lockheed Martin Corp.	241	71,199
Northrop Grumman Corp.	653	200,928
Raytheon Co.	136	26,273
Rockwell Collins, Inc.	7	943
United Technologies Corp.	212	26,506

		1,187,176

Building Materials — 0.0%
Johnson Controls International PLC	26	870
Masco Corp.	94	3,518
Vulcan Materials Co.	8	1,032

		5,420

Electrical Components & Equipment — 0.3%
AMETEK, Inc.	3,700	266,992
Emerson Electric Co.	943	65,199

		332,191

Electronics — 0.8%
Agilent Technologies, Inc.	773	47,802
Allegion PLC	300	23,208
Amphenol Corp. Class A	672	58,565
Corning, Inc.	1,074	29,546
FLIR Systems, Inc.	435	22,607
Fortive Corp.	836	64,464
Garmin Ltd.	400	24,400
Honeywell International, Inc.	2,215	319,071
PerkinElmer, Inc.	1,524	111,602
TE Connectivity Ltd.	2,100	189,126
Waters Corp. (a)	300	58,077

		948,468

Engineering & Construction — 0.4%
Fluor Corp.	2,447	119,365
Jacobs Engineering Group, Inc.	3,924	249,135

	Number of Shares	Value
nVent Electric PLC (a)	2,600	$65,260

		433,760

Environmental Controls — 0.0%
Republic Services, Inc.	87	5,948
Stericycle, Inc. (a)	87	5,680
Waste Management, Inc.	345	28,062

		39,690

Hand & Machine Tools — 0.0%
Snap-on, Inc.	5	803
Stanley Black & Decker, Inc.	2	266

		1,069

Machinery – Construction & Mining — 0.4%
Caterpillar, Inc.	3,020	409,723

Machinery – Diversified — 0.6%
Cummins, Inc.	1,593	211,869
Deere & Co.	901	125,960
Flowserve Corp.	91	3,676
Pentair PLC	2,600	109,408
Rockwell Automation, Inc.	76	12,634
Roper Technologies, Inc.	434	119,745
Xylem, Inc.	701	47,233

		630,525

Miscellaneous – Manufacturing — 1.1%
3M Co.	1,655	325,572
Dover Corp.	803	58,780
Eaton Corp. PLC	1,982	148,135
General Electric Co.	86	1,170
Illinois Tool Works, Inc.	2,180	302,017
Ingersoll-Rand PLC	1,500	134,595
Parker-Hannifin Corp.	1,230	191,695
Textron, Inc.	685	45,148

		1,207,112

Packaging & Containers — 0.1%
Ball Corp.	40	1,422
Packaging Corp. of America	110	12,297
Sealed Air Corp.	47	1,995
WestRock Co.	1,405	80,113

		95,827

Transportation — 0.4%
C.H. Robinson Worldwide, Inc.	254	21,250
CSX Corp.	573	36,546
Expeditors International of Washington, Inc.	84	6,141
FedEx Corp.	6	1,362
Norfolk Southern Corp.	983	148,305
Union Pacific Corp.	1,640	232,355
United Parcel Service, Inc. Class B	125	13,279

		459,238

		5,750,199

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 11.7%
Computers — 4.6%
Accenture PLC Class A	330	$53,985
Apple, Inc.	17,486	3,236,833
Cognizant Technology Solutions Corp. Class A	1,518	119,907
DXC Technology Co.	4,145	334,128
Hewlett Packard Enterprise Co.	16,063	234,680
HP, Inc.	3,163	71,769
International Business Machines Corp.	2,230	311,531
NetApp, Inc.	3,609	283,415
Perspecta, Inc. (a)	2,072	42,580
Seagate Technology PLC	2,600	146,822
Western Digital Corp.	3,820	295,706

		5,131,356

Office & Business Equipment — 0.2%
Xerox Corp.	8,143	195,432

Semiconductors — 2.5%
Analog Devices, Inc.	217	20,815
Applied Materials, Inc.	6,167	284,854
Broadcom, Inc.	34	8,250
Intel Corp.	11,511	572,212
KLA-Tencor Corp.	2,998	307,385
Lam Research Corp.	1,563	270,165
Microchip Technology, Inc.	1,924	174,988
Micron Technology, Inc. (a)	4,433	232,466
NVIDIA Corp.	635	150,431
QUALCOMM, Inc.	5,088	285,539
Skyworks Solutions, Inc.	890	86,018
Texas Instruments, Inc.	3,345	368,786
Xilinx, Inc.	561	36,611

		2,798,520

Software — 4.4%
Activision Blizzard, Inc.	3,500	267,120
Adobe Systems, Inc. (a)	1,845	449,829
Akamai Technologies, Inc. (a)	10	732
ANSYS, Inc. (a)	350	60,963
Autodesk, Inc. (a)	47	6,161
CA, Inc.	2,285	81,460
Cadence Design Systems, Inc. (a)	4,800	207,888
Citrix Systems, Inc. (a)	45	4,718
Electronic Arts, Inc. (a)	136	19,179
Fidelity National Information Services, Inc.	860	91,186
Fiserv, Inc. (a)	588	43,565
Intuit, Inc.	1,409	287,866
Microsoft Corp.	24,841	2,449,571
Oracle Corp.	12,688	559,033
Paychex, Inc.	13	889
Red Hat, Inc. (a)	2,244	301,526
salesforce.com, Inc. (a)	180	24,552

	Number of Shares	Value
Synopsys, Inc. (a)	100	$8,557

		4,864,795

		12,990,103

Utilities — 1.7%
Electric — 1.7%
AES Corp.	8,277	110,995
Ameren Corp.	1,072	65,231
American Electric Power Co., Inc.	296	20,498
CenterPoint Energy, Inc.	3,535	97,955
CMS Energy Corp.	1,110	52,481
Consolidated Edison, Inc.	909	70,884
Dominion Energy, Inc.	362	24,681
DTE Energy Co.	452	46,841
Duke Energy Corp.	686	54,249
Edison International	2,534	160,326
Entergy Corp.	3,111	251,338
Eversource Energy	622	36,455
Exelon Corp.	2,923	124,520
FirstEnergy Corp.	6,566	235,785
NextEra Energy, Inc.	456	76,166
NRG Energy, Inc.	220	6,754
PG&E Corp.	2,123	90,355
Pinnacle West Capital Corp.	250	20,140
PPL Corp.	784	22,383
Public Service Enterprise Group, Inc.	1,209	65,455
SCANA Corp.	1,072	41,293
Sempra Energy	332	38,548
The Southern Co.	1,234	57,146
WEC Energy Group, Inc.	364	23,533
Xcel Energy, Inc.	1,145	52,304

		1,846,316

Gas — 0.0%
NiSource, Inc.	172	4,520

		1,850,836

TOTAL COMMON STOCK (Cost $60,202,951)		70,379,470

PREFERRED STOCK — 0.1%
Financial — 0.1%
Insurance — 0.1%
The Allstate Corp., 3 mo. USD LIBOR + 3.165% 5.100% VRN	5,000	130,050

TOTAL PREFERRED STOCK (Cost $125,000)		130,050

TOTAL EQUITIES (Cost $60,327,951)		70,509,520

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BONDS & NOTES — 24.5%

CORPORATE DEBT — 8.9%
Aerospace & Defense — 0.0%
United Technologies Corp. 6.125% 7/15/38	$15,000	$17,554

Agriculture — 0.0%
Bunge Ltd. Finance Corp. 3.500% 11/24/20	30,000	29,982

Airlines — 0.3%
American Airlines Group, Inc. 5.500% 10/01/19 (b)	202,000	204,020
American Airlines Pass-Through Trust, Series 2014-1, Class B, 4.375% 4/01/24	10,463	10,463
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A, 4.100% 10/01/29	73,433	73,118
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.600% 9/01/27	15,000	15,074
WestJet Airlines Ltd. 3.500% 6/16/21 (b)	22,000	21,774

		324,449

Auto Manufacturers — 0.2%
Ford Motor Co. 5.291% 12/08/46	15,000	13,901
General Motors Co. 4.200% 10/01/27	30,000	28,737
5.150% 4/01/38	20,000	19,034
General Motors Financial Co., Inc. 3.500% 11/07/24	75,000	71,415
3.550% 4/09/21	25,000	24,919
4.150% 6/19/23	35,000	34,991
Hyundai Capital America 2.875% 8/09/18 (b)	30,000	29,996

		222,993

Auto Parts & Equipment — 0.0%
Lear Corp. 5.375% 3/15/24	20,000	20,745

Banks — 0.9%
Associated Banc-Corp. 2.750% 11/15/19	110,000	109,083
Bank of America Corp. 4.183% 11/25/27	60,000	58,434
3 mo. USD LIBOR + 1.814% 4.244% VRN 4/24/38	25,000	24,284
4.750% 4/21/45	45,000	45,308
7.750% 5/14/38	20,000	27,084
Bank of Montreal 3.803% VRN 12/15/32 (c)	35,000	32,421

	Principal Amount	Value
The Bank of Nova Scotia 4.500% 12/16/25	$40,000	$39,883
4.650% VRN 12/31/99 (c)	60,000	54,300
Citigroup, Inc. 5.500% 9/13/25	75,000	79,627
5.875% 1/30/42	20,000	23,102
8.125% 7/15/39	15,000	21,099
Fulton Financial Corp. 3.600% 3/16/22	45,000	44,166
The Goldman Sachs Group, Inc. 3.814% VRN 4/23/29 (c)	40,000	38,046
5.950% 1/15/27	80,000	86,661
6.750% 10/01/37	35,000	41,539
JP Morgan Chase & Co. 3.375% 5/01/23	10,000	9,767
3.625% 12/01/27	30,000	28,206
5.600% 7/15/41	45,000	50,747
Morgan Stanley 4.350% 9/08/26	55,000	54,249
SVB Financial Group 3.500% 1/29/25	85,000	82,332
Valley National Bancorp 5.125% 9/27/23	50,000	52,215
Wells Fargo & Co. 5.375% 11/02/43	14,000	14,619
5.606% 1/15/44	15,000	16,138

		1,033,310

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. 4.900% 2/01/46	95,000	97,696
Molson Coors Brewing Co. 4.200% 7/15/46	39,000	35,014
5.000% 5/01/42	5,000	5,071

		137,781

Biotechnology — 0.1%
Amgen, Inc. 5.150% 11/15/41	15,000	15,949
Celgene Corp. 3.450% 11/15/27	45,000	41,377
4.350% 11/15/47	30,000	26,420

		83,746

Building Materials — 0.1%
Standard Industries, Inc. 5.000% 2/15/27 (b)	81,000	75,127
5.375% 11/15/24 (b)	38,000	37,525
5.500% 2/15/23 (b)	32,000	32,320

		144,972

Chemicals — 0.2%
Ashland, Inc. 6.875% 5/15/43	11,000	11,165

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Incitec Pivot Finance LLC 6.000% 12/10/19 (b)	$30,000	$31,017
Monsanto Co. 4.400% 7/15/44	20,000	18,530
The Mosaic Co. 4.050% 11/15/27	44,000	42,048
RPM International, Inc. 3.750% 3/15/27	20,000	19,066
The Sherwin-Williams Co. 4.500% 6/01/47	20,000	19,088
Yara International ASA 4.750% 6/01/28 (b)	45,000	45,238

		186,152

Commercial Services — 0.1%
The ADT Corp. 6.250% 10/15/21	110,000	113,850

Computers — 0.0%
Dell International LLC/EMC Corp. 6.020% 6/15/26 (b)	15,000	15,756

Diversified Financial Services — 0.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.500% 5/15/21	105,000	106,982
Affiliated Managers Group, Inc. 3.500% 8/01/25	70,000	67,853
Aircastle Ltd. 5.000% 4/01/23	50,000	50,188
Ally Financial, Inc. 4.750% 9/10/18	120,000	120,225
Ares Finance Co. LLC 4.000% 10/08/24 (b)	85,000	80,483
Discover Financial Services 4.100% 2/09/27	50,000	47,959
Genpact Luxembourg Sarl 3.700% 4/01/22 (b)	65,000	63,499
High Street Funding Trust I 4.111% 2/15/28 (b)	145,000	142,336
Lazard Group LLC 3.625% 3/01/27	34,000	31,857
4.250% 11/14/20	73,000	74,429
Legg Mason, Inc. 5.625% 1/15/44	35,000	36,417
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 4.500% 3/15/27 (b)	30,000	29,740

		851,968

Electric — 0.4%
The Cleveland Electric Illuminating Co. 3.500% 4/01/28 (b)	25,000	23,709
CMS Energy Corp. 4.700% 3/31/43	25,000	25,862

	Principal Amount	Value
Duke Energy Corp. 3.750% 9/01/46	$35,000	$30,828
Entergy Louisiana LLC 4.950% 1/15/45	40,000	40,437
Florida Power & Light Co. 4.950% 6/01/35	25,000	27,791
IPALCO Enterprises, Inc. 3.450% 7/15/20	115,000	114,503
3.700% 9/01/24	25,000	24,242
Nevada Power Co., Series N, 6.650% 4/01/36	20,000	26,077
Pennsylvania Electric Co. 4.150% 4/15/25 (b)	70,000	70,772
Progress Energy, Inc. 7.000% 10/30/31	5,000	6,379
Puget Energy, Inc. 3.650% 5/15/25	5,000	4,866
Xcel Energy, Inc. 6.500% 7/01/36	60,000	76,957

		472,423

Electronics — 0.1%
Arrow Electronics, Inc. 3.250% 9/08/24	25,000	23,370
3.875% 1/12/28	25,000	23,428
4.500% 3/01/23	10,000	10,161
Avnet, Inc. 4.875% 12/01/22	23,000	23,588

		80,547

Engineering & Construction — 0.1%
SBA Tower Trust 2.877% 7/10/46 (b)	40,000	38,854
3.168% 4/09/47 (b)	90,000	88,054

		126,908

Foods — 0.0%
Kraft Heinz Foods Co. 3.000% 6/01/26	45,000	40,524

Gas — 0.0%
CenterPoint Energy Resources Corp. 6.250% 2/01/37	35,000	41,338

Health Care – Products — 0.1%
Abbott Laboratories 4.900% 11/30/46	20,000	21,531
Becton Dickinson & Co. 3.363% 6/06/24	40,000	38,423
4.685% 12/15/44	25,000	24,232

		84,186

Health Care – Services — 0.1%
Humana, Inc. 3.950% 3/15/27	45,000	44,252
4.800% 3/15/47	25,000	25,682

		69,934

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Home Builders — 0.0%
Lennar Corp. 4.750% 5/30/25	$30,000	$29,025

Household Products & Wares — 0.0%
Church & Dwight Co., Inc. 3.150% 8/01/27	10,000	9,279

Insurance — 0.7%
The Allstate Corp. 3 mo. USD LIBOR + 2.938% 5.750% VRN 8/15/53	70,000	71,925
American International Group, Inc. 4.200% 4/01/28	40,000	39,135
4.500% 7/16/44	25,000	23,281
4.750% 4/01/48	15,000	14,458
5.750% VRN 4/01/48 (c)	30,000	29,550
AmTrust Financial Services, Inc. 6.125% 8/15/23	75,000	73,018
Arch Capital Finance LLC 5.031% 12/15/46	30,000	31,378
The Athene Holding Ltd. 4.125% 1/12/28	110,000	101,438
AXIS Specialty Finance PLC 4.000% 12/06/27	60,000	56,612
CNA Financial Corp. 3.450% 8/15/27	25,000	23,249
CNO Financial Group, Inc. 4.500% 5/30/20	60,000	59,925
5.250% 5/30/25	72,000	71,460
Enstar Group Ltd. 4.500% 3/10/22	25,000	24,920
Trinity Acquisition PLC 4.400% 3/15/26	10,000	9,902
USF&G Capital I 8.500% 12/15/45 (b)	35,000	48,492
Voya Financial, Inc. 4.700% VRN 1/23/48 (b) (c)	25,000	22,250
Willis North America, Inc. 7.000% 9/29/19	21,000	21,915
XLIT Ltd. 4.450% 3/31/25	40,000	39,355

		762,263

Internet — 0.1%
Amazon.com, Inc. 4.050% 8/22/47	45,000	44,082
Expedia Group, Inc. 7.456% 8/15/18	90,000	90,437

		134,519

Investment Companies — 0.3%
Ares Capital Corp. 3.500% 2/10/23	75,000	71,486
3.875% 1/15/20	75,000	75,245
FS Investment Corp. 4.000% 7/15/19	90,000	90,086

	Principal Amount	Value
TCP Capital Corp. 4.125% 8/11/22	$70,000	$66,818

		303,635

Iron & Steel — 0.2%
ArcelorMittal 5.125% 6/01/20	80,000	82,000
5.250% STEP 8/05/20	60,000	61,950
Vale Overseas Ltd. 5.875% 6/10/21	75,000	79,219
6.875% 11/21/36	20,000	22,454

		245,623

Machinery – Diversified — 0.1%
CNH Industrial Capital LLC 3.875% 10/15/21	95,000	94,525

Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.125% 5/01/27 (b)	30,000	28,069
Charter Communications Operating LLC/Charter Communications Operating Capital 4.464% 7/23/22	37,000	37,455
6.484% 10/23/45	35,000	36,891
Comcast Corp. 3.400% 7/15/46	45,000	36,491
Discovery Communications LLC 3.950% 3/20/28	35,000	33,146
5.000% 9/20/37	25,000	24,071
Time Warner Cable, Inc. 6.750% 6/15/39	30,000	31,982
8.250% 4/01/19	10,000	10,372
8.750% 2/14/19	10,000	10,334
Warner Media LLC 6.250% 3/29/41	5,000	5,437

		254,248

Mining — 0.2%
Glencore Finance Canada Ltd. 5.550% STEP 10/25/42 (b)	23,000	23,001
Glencore Funding LLC 3.875% 10/27/27 (b)	25,000	23,102
4.625% 4/29/24 (b)	55,000	55,298
Kinross Gold Corp. 4.500% 7/15/27 (b)	31,000	28,442
5.125% 9/01/21	85,000	87,206

		217,049

Miscellaneous – Manufacturing — 0.1%
General Electric Co. 4.125% 10/09/42	60,000	55,725

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc. 3.625% STEP 9/15/20	$20,000	$19,500
3.625% STEP 10/01/21	80,000	75,204

		94,704

Oil & Gas — 0.6%
Andeavor 4.500% 4/01/48	10,000	9,113
Antero Resources Corp. 5.375% 11/01/21	83,000	84,038
Cenovus Energy, Inc. 3.000% 8/15/22	30,000	28,736
4.250% 4/15/27	50,000	48,160
6.750% 11/15/39	15,000	16,472
Continental Resources, Inc. 4.375% 1/15/28	38,000	37,777
4.500% 4/15/23	35,000	35,517
Encana Corp. 6.500% 2/01/38	15,000	17,619
EQT Corp. 3.900% 10/01/27	90,000	83,932
Helmerich & Payne International Drilling Co. 4.650% 3/15/25	45,000	46,463
Marathon Petroleum Corp. 6.500% 3/01/41	35,000	40,759
Nabors Industries, Inc. 5.500% 1/15/23	35,000	33,688
Newfield Exploration Co. 5.750% 1/30/22	25,000	26,031
Patterson-UTI Energy, Inc. 3.950% 2/01/28 (b)	10,000	9,353
PBF Holding Co. LLC/PBF Finance Corp. 7.000% 11/15/23	25,000	25,875
Petroleos Mexicanos 3.500% 1/30/23	20,000	18,933
4.625% 9/21/23	10,000	9,860
5.350% 2/12/28 (b)	30,000	28,404
5.500% 1/21/21	60,000	61,770
6.375% 1/23/45	15,000	13,815
6.500% 3/13/27	10,000	10,254
6.625% 6/15/38	5,000	4,750

		691,319

Oil & Gas Services — 0.0%
National Oilwell Varco, Inc. 3.950% 12/01/42	40,000	33,741

Packaging & Containers — 0.1%
Amcor Finance USA, Inc. 3.625% 4/28/26 (b)	95,000	90,188

Pharmaceuticals — 0.4%
AbbVie, Inc. 4.700% 5/14/45	25,000	24,729

	Principal Amount	Value
Allergan Funding SCS 4.750% 3/15/45	$45,000	$43,318
CVS Health Corp. 4.300% 3/25/28	24,000	23,674
5.050% 3/25/48	35,000	35,620
6.125% 9/15/39	10,000	11,370
CVS Pass-Through Trust 5.926% 1/10/34 (b)	49,629	53,383
Express Scripts Holding Co. 4.500% 2/25/26	30,000	29,783
4.800% 7/15/46	30,000	28,528
McKesson Corp. 4.883% 3/15/44	10,000	10,148
6.000% 3/01/41	30,000	34,967
Teva Pharmaceutical Finance IV LLC 2.250% 3/18/20	30,000	28,918
Teva Pharmaceutical Finance Netherlands III BV 1.700% 7/19/19	25,000	24,406
2.200% 7/21/21	99,000	91,826
4.100% 10/01/46	15,000	10,721

		451,391

Pipelines — 0.9%
Andeavor Logistics LP 6.875% VRN 12/31/99 (c)	40,000	39,600
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 3.500% 12/01/22	10,000	9,771
6.250% 10/15/22	19,000	19,682
Energy Transfer Equity LP 5.875% 1/15/24	10,000	10,250
7.500% 10/15/20	13,000	13,861
Energy Transfer Partners LP 4.200% 4/15/27	30,000	28,269
6.125% 12/15/45	25,000	24,986
6.250% VRN 12/31/99 (c)	60,000	55,575
EnLink Midstream Partners LP 4.150% 6/01/25	50,000	46,211
4.850% 7/15/26	24,000	22,741
Enterprise Products Operating LLC 5.375% VRN 2/15/78 (c)	30,000	27,348
EQT Midstream Partners LP 4.750% 7/15/23	70,000	69,887
Kinder Morgan Energy Partners LP 6.375% 3/01/41	10,000	10,731
6.500% 2/01/37	25,000	26,989
6.550% 9/15/40	15,000	16,462
6.950% 1/15/38	5,000	5,699
Magellan Midstream Partners LP 5.150% 10/15/43	30,000	31,361
MPLX LP 4.500% 4/15/38	30,000	27,709
4.875% 6/01/25	73,000	75,056

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
5.200% 3/01/47	$5,000	$4,968
5.500% 2/15/23	24,000	24,454
Phillips 66 Partners LP 3.750% 3/01/28	20,000	18,692
4.680% 2/15/45	4,000	3,750
Plains All American Pipeline LP 6.125% VRN 12/31/99 (c)	55,000	52,112
Plains All American Pipeline LP/PAA Finance Corp. 3.650% 6/01/22	32,000	31,368
4.500% 12/15/26	40,000	39,155
4.700% 6/15/44	25,000	21,965
Sabine Pass Liquefaction LLC 4.200% 3/15/28	45,000	43,565
Sunoco Logistics Partners Operations LP 4.000% 10/01/27	30,000	28,041
5.300% 4/01/44	25,000	22,661
Western Gas Partners LP 4.000% 7/01/22	85,000	84,004
4.500% 3/01/28	15,000	14,435

		951,358

Private Equity — 0.1%
Hercules Capital, Inc. 4.625% 10/23/22	70,000	69,898

Real Estate Investment Trusts (REITS) — 0.3%
American Tower Corp. 4.400% 2/15/26	25,000	24,821
American Tower Trust #1 3.652% 3/23/48 (b)	50,000	49,282
Crown Castle International Corp. 3.200% 9/01/24	40,000	37,751
4.000% 3/01/27	20,000	19,253
Healthcare Trust of America Holdings LP 3.500% 8/01/26	40,000	37,596
Host Hotels & Resorts LP 3.875% 4/01/24	45,000	43,871
Kimco Realty Corp. 3.300% 2/01/25	25,000	23,685
Mid-America Apartments LP 3.600% 6/01/27	25,000	23,961
UDR, Inc. 3.500% 7/01/27	35,000	33,177
Weingarten Realty Investors 3.250% 8/15/26	15,000	13,822

		307,219

Retail — 0.1%
Dollar Tree, Inc. 4.200% 5/15/28	45,000	43,437
The Home Depot, Inc. 5.950% 4/01/41	30,000	37,045
QVC, Inc. 3.125% 4/01/19	35,000	34,960

	Principal Amount	Value
4.375% 3/15/23	$25,000	$24,702
5.125% 7/02/22	10,000	10,244

		150,388

Semiconductors — 0.1%
Marvell Technology Group Ltd. 4.200% 6/22/23	40,000	39,994
Microchip Technology, Inc. 3.922% 6/01/21 (b)	25,000	25,041

		65,035

Software — 0.1%
Microsoft Corp. 4.450% 11/03/45	64,000	68,793

Telecommunications — 0.4%
AT&T, Inc. 3.800% 3/01/24	30,000	29,422
4.750% 5/15/46	30,000	26,798
5.250% 3/01/37	35,000	34,425
CenturyLink, Inc. 6.150% 9/15/19	30,000	30,600
Crown Castle Towers LLC 4.241% 7/15/28 (b) (d)	40,000	40,218
Ericsson LM 4.125% 5/15/22	75,000	73,882
Hughes Satellite Systems Corp. 6.500% 6/15/19	25,000	25,586
Sprint Communications, Inc. 9.250% 4/15/22	65,000	73,125
Verizon Communications, Inc. 4.862% 8/21/46	25,000	23,889
6.550% 9/15/43	34,000	40,250

		398,195

Transportation — 0.0%
Asciano Finance Ltd. 4.625% 9/23/20 (b)	20,000	20,273

Trucking & Leasing — 0.2%
DAE Funding LLC 4.000% 8/01/20 (b)	25,000	24,718
Park Aerospace Holdings Ltd. 4.500% 3/15/23 (b)	50,000	47,490
5.250% 8/15/22 (b)	90,000	89,101
Penske Truck Leasing Co. LP/PTL Finance Corp. 3.900% 2/01/24 (b)	70,000	69,235

		230,544

TOTAL CORPORATE DEBT (Cost $10,050,426)		9,828,055

MUNICIPAL OBLIGATIONS — 0.2%
JobsOhio Beverage System Series B 4.532% 1/01/35	150,000	162,118

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
State of California BAB 7.550% 4/01/39	$25,000	$36,866
7.600% 11/01/40	10,000	15,040

		214,024

TOTAL MUNICIPAL OBLIGATIONS (Cost $200,174)		214,024

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.6%
Automobile ABS — 0.4%
First Investors Auto Owner Trust, Series 2016-2A, Class B 2.210% 7/15/22 (b)	80,000	78,624
Hertz Vehicle Financing LLC Series 2018-1A, Class A, 3.290% 2/25/24 (b)	150,000	146,891
4.030% 7/25/24 (b)	100,000	99,981
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.700% 3.619% FRN 7/15/20 (b)	5,754	5,774
Oscar US Funding Trust V, Series 2016-2A, Class A4 2.990% 12/15/23 (b)	110,000	109,237
Oscar US Funding Trust VI, Series 2017-1A, Class A4 3.300% 5/10/24 (b)	30,000	29,913

		470,420

Commercial MBS — 0.6%
Aventura Mall Trust, Series 2018-AVM, Class C, 4.112% VRN 7/05/40 (b) (c)	100,000	99,740
Commercial Mortgage Pass-Through Certificates Series 2013-GAM, Class A1, 1.705% 2/10/28 (b)	51,447	50,407
Series 2012-CR4, Class B, 3.703% 10/15/45 (b)	35,000	34,455
Series 2015-CR23, Class C, 4.395% VRN 5/10/48 (c)	35,000	34,210
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A 4.238% 1/10/34 (b)	100,000	103,353
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.951% VRN 7/10/38 (c)	32,981	33,369
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class AM, 5.466% VRN 6/12/47 (c)	18,638	18,647
Morgan Stanley Capital I Trust Series 2018-H3, Class B, 4.620% 7/15/51 (d)	20,000	20,600

	Principal Amount	Value
Series 2011-C2, Class B, 5.200% VRN 6/15/44 (b) (c)	$100,000	$103,686
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, 5.477% VRN 8/15/39 (c)	4,520	4,502
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, 6.209% VRN 2/15/51 (c)	24,945	25,384
Wells Fargo Commercial Mortgage Trust Series 2010-C1, Class A1, 3.349% 11/15/43 (b)	16,228	16,299
Series 2018-C45, Class AS, 4.405% 6/15/51 (d)	30,000	30,898
Series 2018-C45, Class B, 4.556% 6/15/51 (d)	10,000	10,300
WF-RBS Commercial Mortgage Trust Series 2012-C8, Class B, 4.311% 8/15/45	40,000	40,763
Series 2011-C3, Class B, 4.740% 3/15/44 (b)	50,000	50,867

		677,480

Home Equity ABS — 0.0%
ACE Securities Corp., Series 2005-HE7, Class A2D, 1 mo. USD LIBOR + .660% 2.751% FRN 11/25/35	785	785
Mastr Asset-Backed Securities Trust, Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + .720% 2.811% FRN 3/25/35	13,966	14,011

		14,796

Other ABS — 3.0%
321 Henderson Receivables LLC, Series 2015-1A, Class A 3.260% 9/15/72 (b)	41,056	38,956
American Tower Trust #1, Series 13, Class 2A 3.070% 3/15/48 (b)	50,000	48,765
Apidos CLO XXV, Series 2016-25A, Class A1, 3 mo. USD LIBOR + 1.460% 3.819% FRN 10/20/28 (b)	250,000	250,241
Arbys Funding LLC, Series 2015-1A, Class A2 4.969% 10/30/45 (b)	68,250	68,348
Avery Point VI CLO Ltd., Series 2015-6A, Class A, 3 mo. USD LIBOR + 1.450% 3.813% FRN 8/05/27 (b)	250,000	250,074
BlueVirgo Trust, Series 2015-1A, Class NOTE 3.000% 12/15/22 (b)	27,341	27,339
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class A1R, 3 mo. USD LIBOR + 1.220% 3.575% FRN 8/14/30 (b)	250,000	250,468

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A 2.000% 12/10/23 (b)	$9,553	$9,506
CLI Funding V LLC, Series 2014-1A, Class A 3.290% 6/18/29 (b)	58,372	57,451
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460% 2.551% FRN 9/25/34	2,693	2,689
Diamond Resorts Owner Trust Series 2014-1, Class A, 2.540% 5/20/27 (b)	17,660	17,624
Series 2015-1, Class A, 2.730% 7/20/27 (b)	17,505	17,471
Series 2016-1, Class A, 3.080% 11/20/28 (b)	65,800	64,260
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2II 4.474% 10/25/45 (b)	107,800	110,316
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class A 2.730% 4/25/28 (b)	54,916	53,736
Element Rail Leasing II LLC, Series 2015-1A, Class A1 2.707% 2/19/45 (b)	52,156	51,406
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 4.212% 10/15/42 (b)	83,855	83,920
First Franklin Mortgage Loan Trust, Series 2004-FFH4, Class M6, 1 mo. USD LIBOR + 1.725% 3.816% FRN 1/25/35	80,000	82,576
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .645% 2.736% FRN 4/25/35	4,111	4,138
Helios Issuer LLC, Series 2017-1A, Class A 4.940% 9/20/49 (b)	95,079	96,551
Hero Funding Trust, Series 2016-4A, Class A1 3.570% 9/20/47 (b)	100,313	100,048
Hilton Grand Vacations Trust, Series 2013-A, Class A 2.280% 1/25/26 (b)	17,226	17,107
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825% 2.916% FRN 6/25/35	344	344
Mariner Finance Issuance Trust, Series 2017-BA, Class A 2.920% 12/20/29 (b)	100,000	98,550
Marlette Funding Trust, Series 2016-1A, Class A 3.060% 1/17/23 (b)	4,020	4,022

	Principal Amount	Value
MP CLO III Ltd., Series 2013-1A, Class AR, 3.609% FRN 10/20/30 (b) (c)	$250,000	$250,773
NRZ Advance Receivables Trust Series 2016-T3, Class AT3, 2.833% 10/16/51 (b)	320,000	312,196
Series 2016-T4, Class AT4, 3.107% 12/15/50 (b)	150,000	149,855
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, 3 mo. USD LIBOR + 1.120% 3.479% FRN 4/20/25 (b)	119,577	119,584
Orange Lake Timeshare Trust Series 2016-A, Class A, 2.610% 3/08/29 (b)	33,256	31,968
Series 2016-A, Class B, 2.910% 3/08/29 (b)	27,713	27,179
Oxford Finance Funding Trust, Series 2016-1A, Class A 3.968% 6/17/24 (b)	50,000	49,777
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B 3.080% 9/20/32 (b)	24,585	24,408
SoFi Consumer Loan Program LLC Series 2015-2, Class A, 3.280% 9/15/23 (b)	45,291	45,361
Series 2017-2, Class A, 3.280% 2/25/26 (b)	62,406	62,392
SPS Servicer Advance Receivables Trust, Series 2016-T2, Class AT2 2.750% 11/15/49 (b)	110,000	111,002
Taco Bell Funding LLC, Series 2016-1A, Class A2I 3.832% 5/25/46 (b)	78,800	78,905
Textainer Marine Containers V Ltd., Series 2017-1A, Class A 3.720% 5/20/42 (b)	89,499	89,082
Welk Resorts LLC, Series 2015-AA, Class A 2.790% 6/16/31 (b)	21,592	21,150
Wendy’s Funding LLC Series 2015-1A, Class A2II, 4.080% 6/15/45 (b)	48,625	49,383
Series 2015-1A, Class A23, 4.497% 6/15/45 (b)	72,938	77,461

		3,306,382

Student Loans ABS — 3.4%
Access Group, Inc., Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500% 3.591% FRN 7/25/58 (b)	100,000	89,553

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
AccessLex Institute Series 2004-A, Class A3, 28 day ARS 1.699% FRN 7/01/39	$99,706	$97,748
Series 2003-A, Class A3, 3 mo. Treasury + 1.200% 3.120% FRN 7/01/38	9,949	9,411
College Loan Corp. Trust I, Series 2007-1, Class B2, 28 day ARS FRN 1/25/47	35,000	27,799
DRB Prime Student Loan Trust Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900% 3.991% FRN 10/25/44 (b)	92,867	94,345
Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000% 4.091% FRN 4/25/40 (b)	41,308	42,459
Earnest Student Loan Program LLC Series 2016-C, Class A1, 1 mo. USD LIBOR + 1.850% 3.941% FRN 10/27/36 (b)	55,147	55,956
Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050% 4.141% FRN 2/26/35 (b)	36,769	38,187
ECMC Group Student Loan Trust Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200% 3.291% FRN 12/27/66 (b)	79,146	80,465
Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350% 3.441% FRN 7/26/66 (b)	97,615	99,209
Edlinc Student Loan Funding, Series 2017-A, Class A (Acquired 12/22/17, Cost $99,305), 3.350% FRN 12/01/47 (b) (c) (e) (f)	91,159	90,621
EdLinc Student Loan Funding Trust, Series 2012-1, Class B, 1 mo. USD LIBOR + 4.240% 6.331% FRN 11/26/40 (b)	65,000	76,829
Education Loan Asset-Backed Trust I, Series 2003-2, Class 2A1, 28 day ARS FRN 8/01/43 (b)	50,000	46,314
Kentucky Higher Education Student Loan Corp., Series 2015-1, Class A1, 1 mo. USD LIBOR + .750% 2.733% FRN 12/01/31	55,463	55,389
KnowledgeWorks Foundation, Series 2010-1, Class A, 3 mo. USD LIBOR + .950% 3.280% FRN 2/25/42	32,843	32,939
Navient Student Loan Trust Series 2014-1, Class A4, 1 mo. USD LIBOR + .750% 2.710% FRN 2/25/39	100,000	98,857

	Principal Amount	Value
Series 2016-1A, Class A, 1 mo. USD LIBOR + .700% 2.791% FRN 2/25/70 (b)	$74,220	$74,495
Series 2018-1A, Class A3, 2.811% FRN 3/25/67 (b) (c)	100,000	100,311
Series 2018-3A, Class A3, 2.888% FRN 3/25/67 (b) (c)	100,000	100,000
Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250% 3.341% FRN 6/25/65 (b)	86,190	88,445
Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300% 3.391% FRN 3/25/66 (b)	210,000	217,761
Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500% 3.591% FRN 10/25/58	40,000	40,587
Nelnet Private Education Loan Trust Series 2016-A, Class A1B, 3.600% 12/26/40 (b)	53,434	51,581
Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750% 3.647% FRN 12/26/40 (b)	53,430	53,528
Nelnet Student Loan Trust Series 2005-2, Class A5, 3 mo. USD LIBOR + .100% 2.432% FRN 3/23/37	80,840	79,845
Series 2013-5A, Class A, 1 mo. USD LIBOR + .630% 2.590% FRN 1/25/37 (b)	42,349	42,383
Series 2018-1A, Class A2, 2.851% FRN 5/25/66 (b) (c)	100,000	100,000
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950% 3.041% FRN 11/25/65 (b)	85,691	86,788
SLC Private Student Loan Trust, Series 2006-A, Class C, 3 mo. USD LIBOR + .450% 2.798% FRN 7/15/36	100,000	95,960
SLC Student Loan Trust, Series 2005-1, Class B, 3 mo. USD LIBOR + .200% 2.543% FRN 2/15/45	48,404	44,854
SLM Student Loan Trust Series 2007-1, Class A6, 3 mo. USD LIBOR + .140% 2.500% FRN 1/27/42	200,000	192,879
Series 2006-10, Class A6, 3 mo. USD LIBOR + .150% 2.510% FRN 3/25/44	100,000	96,452
Series 2005-4, Class B, 3 mo. USD LIBOR + .180% 2.540% FRN 7/25/55	110,055	104,755

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 2.570% FRN 10/25/40	$162,245	$153,725
Series 2006-10, Class B, 3 mo. USD LIBOR + .220% 2.580% FRN 3/25/44	62,461	58,938
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 2.670% FRN 1/25/55	53,612	50,601
Series 2003-14, Class A7, 3 mo. USD LIBOR + .600% 2.960% FRN 10/25/65 (b)	250,000	247,120
Series 2005-7, Class A5, 3 mo. USD LIBOR + .750% 3.110% FRN 1/25/40	100,000	99,625
Series 2006-5, Class A6B, 3 mo. USD LIBOR + .750% 3.110% FRN 10/25/40	100,000	100,000
Series 2003-5, Class A9, 28 day ARS + 2.500% 4.480% FRN 6/17/30	50,000	50,000
Series 2003-5, Class A7, 28 day ARS + 2.500% 4.490% FRN 6/17/30	50,000	50,000
SMB Private Education Loan Trust, Series 2017-A, Class B 3.500% 6/17/41 (b)	100,000	92,889
SoFi Professional Loan Program LLC Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200% 3.291% FRN 6/25/33 (b)	41,821	42,411
Series 2017-A, Class B, 3.440% VRN 3/26/40 (b) (c)	100,000	97,020
South Carolina Student Loan Corp., Series 2010-1, Class A3, 3 mo. USD LIBOR + 1.050% 3.410% FRN 10/27/36	100,000	101,618

		3,750,652

WL Collateral CMO — 0.2%
Countrywide Home Loans, Inc. Series 2004-2, Class 1A1, 3.717% VRN 2/25/34 (c)	5,247	5,307
Series 2003-42, Class 1A1, 3.991% VRN 9/25/33 (c)	1,134	1,031
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, 4.211% VRN 8/25/34 (c)	2,044	2,044
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 3.618% VRN 8/25/34 (c)	12,735	12,442
JP Morgan Mortgage Trust, Series 2017-1, Class A11, 3.500% VRN 1/25/47 (b) (c)	89,008	86,402

	Principal Amount	Value
Merrill Lynch Mortgage Investors, Inc. Series 2004-A1, Class IA, 3.560% VRN 2/25/34 (c)	$1,104	$1,063
Series 2003-A4, Class IA, 3.955% VRN 7/25/33 (c)	905	933
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, 4.375% VRN 2/25/34 (c)	66	71
PSMC Trust, Series 2018-2, Class A1, 3.500% VRN 6/25/48 (b) (c)	99,566	96,810
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, 3.854% VRN 3/25/34 (c)	7,433	7,457
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400% 2.958% FRN 4/25/44	18,845	19,352

		232,912

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $8,403,374)		8,452,642

SOVEREIGN DEBT OBLIGATIONS — 0.2%
Colombia Government International Bond 6.125% 1/18/41	100,000	112,000
Mexico Government International Bond 4.750% 3/08/44	123,000	114,130

		226,130

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $230,862)		226,130

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 6.5%
Collateralized Mortgage Obligations — 0.5%
Federal Home Loan Mortgage Corp. Series 4303, Class AP, 3.000% 8/15/43	87,591	87,208
Series 4800, Class TA, 4.000% 4/15/42	89,203	91,558
Series 4802, Class EA, 4.000% 5/15/42	69,380	71,212
Series 2617, Class Z, 5.500% 5/15/33	48,574	52,596
Series 2693, Class Z, 5.500% 10/15/33	90,295	97,217
Series 3423, Class PB, 5.500% 3/15/38	17,340	18,880
Federal National Mortgage Association Series 2014-7, Class VA, 3.500% 5/25/25	45,603	46,430

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2007-32, Class Z, 5.500% 4/25/37	$28,595	$31,076
Series 2010-60, Class HJ, 5.500% 5/25/40	16,589	17,660
Federal National Mortgage Association REMIC Series 2007-B2, Class ZA 5.500% 6/25/37	23,710	25,180

		539,017

Pass-Through Securities — 6.0%
Federal Home Loan Mortgage Corp Pool #U90432 3.500% 11/01/42	15,663	15,684
Pool #Q41916 3.500% 7/01/46	62,918	62,994
Pool #Q44275 3.500% 11/01/46	43,309	43,348
Pool #Q44277 3.500% 11/01/46	21,063	21,042
Pool #Q52216 3.500% 11/01/47	97,403	96,958
Pool #V83655 3.500% 12/01/47	265,627	264,413
Pool #V83763 3.500% 12/01/47	314,306	312,869
Pool #Q52868 3.500% 12/01/47	147,524	146,850
Pool #V83886 3.500% 1/01/48	49,249	49,008
Pool #G61307 3.500% 2/01/48	246,900	245,771
Pool #Q47742 4.000% 4/01/47	23,016	23,624
Pool #Q47730 4.000% 4/01/47	44,382	45,554
Pool #V83764 4.000% 12/01/47	244,941	250,108
Pool #V83796 4.000% 12/01/47	413,974	422,286
Pool #Q52834 4.000% 12/01/47	147,168	150,123
Pool #V83962 4.000% 2/01/48	49,027	50,012
Pool #C03537 4.500% 8/01/40	39,640	41,662
Pool #G06057 4.500% 10/01/40	28,788	30,257
Pool #G60485 4.500% 10/01/41	34,548	36,299
Pool #G60172 4.500% 9/01/43	35,430	37,226
Pool #Q48208 4.500% 5/01/47	23,341	24,334
Pool #Q48869 4.500% 6/01/47	224,219	233,696
Pool #G05253 5.000% 2/01/39	7,626	8,155
Pool #G00729 8.000% 6/01/27	12,461	14,120
Federal National Mortgage Association Pool #AS1304 3.500% 12/01/28	43,100	43,763
Pool #AV2325 3.500% 12/01/28	20,878	21,212
Pool #BF0196 3.500% 2/01/41	46,696	46,933
Pool #MA1356 3.500% 2/01/43	316,302	316,821
Pool #BM3994 3.500% 1/01/44	49,106	49,187
Pool #CA1073 3.500% 1/01/48	242,859	241,815
Pool #MA3287 3.500% 2/01/48	245,811	242,835
Pool #725692 1 year CMT + 2.138% 3.530% FRN 10/01/33	9,014	9,413
Pool #888586 1 year CMT + 2.208% 3.646% FRN 10/01/34	17,135	18,025
Pool #CA0181 4.000% 8/01/47	68,740	70,136
Pool #BH9011 4.000% 9/01/47	23,185	23,656
Pool #CA0620 4.000% 10/01/47	71,801	73,259
Pool #BJ0686 4.000% 4/01/48	109,441	111,660
Pool #CA1951 4.000% 7/01/48	125,000	127,764

	Principal Amount	Value
Pool #CA2039 4.000% 7/01/48	$200,000	$204,047
Pool #BF0094 4.000% 5/01/56	179,731	183,761
Pool #BF0105 4.000% 6/01/56	122,371	125,115
Pool #AH6787 4.500% 3/01/41	31,723	33,351
Pool #CA1952 4.500% 6/01/48	50,000	52,094
Pool #AD6437 5.000% 6/01/40	16,108	17,257
Pool #AD6996 5.000% 7/01/40	110,366	118,239
Pool #AL8173 5.000% 2/01/44	41,439	44,368
Pool #564594 7.000% 1/01/31	6,728	7,555
Pool #253795 7.000% 5/01/31	4,254	4,826
Pool #507061 7.500% 10/01/29	652	738
Pool #527761 7.500% 2/01/30	1,112	1,197
Pool #531196 7.500% 2/01/30	774	877
Pool #253183 7.500% 4/01/30	2,062	2,341
Pool #253265 7.500% 5/01/30	1,023	1,148
Pool #535248 8.000% 4/01/30	102	117
Pool #539460 8.000% 5/01/30	1,095	1,269
Pool #190317 8.000% 8/01/31	1,329	1,532
Federal National Mortgage Association TBA Pool #6447 4.000% 4/30/47 (d)	160,000	163,125
Pool #15801 4.500% 5/30/47 (d)	110,000	114,537
Government National Mortgage Association Pool #783896 3.500% 5/15/44	188,556	190,250
Pool #BF1053 3.500% 12/15/47	24,593	24,684
Pool #BF1120 3.500% 1/15/48	49,617	49,800
Pool #AV1854 3.500% 1/15/48	43,049	43,207
Pool #BF1214 3.500% 2/15/48	49,689	49,871
Pool #BF1245 3.500% 2/15/48	49,689	49,872
Pool #352049 7.000% 10/15/23	626	675
Government National Mortgage Association II Pool #82462 1 year CMT + 1.500% 3.375% FRN 1/20/40	15,841	16,417
Pool #82488 1 year CMT + 1.500% 3.375% FRN 3/20/40	16,696	17,304
Pool #784314 3.500% 5/20/43	39,544	39,893
Pool #784026 3.500% 12/20/44	51,235	51,535
Pool #BC4641 3.500% 9/20/47	73,959	74,150
Pool #BC4885 3.500% 11/20/47	98,249	98,502
Pool #BD6940 3.500% 12/20/47	49,194	49,321
Pool #BE4328 3.500% 12/20/47	74,264	74,456
Pool #BD3899 3.500% 1/20/48	122,593	122,909
Pool #BE6487 3.500% 1/20/48	24,920	24,984
Pool #BD6461 3.500% 1/20/48	49,618	49,745
Pool #BF1119 3.500% 1/20/48	73,545	73,734
Pool #BF1269 3.500% 2/20/48	39,346	39,447
Pool #AC2985 4.000% 10/20/47	24,025	24,644
Pool #BF1270 4.000% 2/20/48	24,641	25,296
Government National Mortgage Association II TBA Pool #471 3.500% 4/30/47 (d)	75,000	75,258

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #1767 4.000% 4/30/47 (d)	$275,000	$281,789

		6,648,109

Whole Loans — 0.0%
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C05, Class 2M1 1 mo. USD LIBOR + 1.350% 3.441% 1/25/29	26,007	26,109

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $7,362,797)		7,213,235

U.S. TREASURY OBLIGATIONS — 1.1%
U.S. Treasury Bonds & Notes — 1.1%
U.S. Treasury Bond 2.500% 5/15/46	695,000	631,136
3.500% 2/15/39 (g)	70,000	76,214
U.S. Treasury Note 0.875% 7/31/19	180,000	177,095
2.000% 5/31/21	290,000	284,952

		1,169,397

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,172,107)		1,169,397

TOTAL BONDS & NOTES (Cost $27,419,740)		27,103,483

TOTAL PURCHASED OPTIONS (#) — 0.2% (Cost $245,589)		248,246

MUTUAL FUNDS — 9.4%
Diversified Financial Services — 9.4%
iShares China Large-Cap ETF	2,800	120,316
iShares MSCI Australia ETF	7,000	158,270
iShares MSCI EAFE ETF	43,430	2,908,507
iShares MSCI France ETF	8,500	259,420
iShares MSCI Germany ETF	7,200	215,856
iShares MSCI India ETF	13,000	432,770
iShares MSCI Italy ETF	2,900	83,781
iShares MSCI Japan ETF	10,300	596,473
iShares MSCI Singapore ETF	1,150	27,589
iShares MSCI South Korea ETF	1,800	121,878
iShares MSCI Spain ETF	3,400	103,190
iShares MSCI Sweden ETF	2,100	64,071
iShares MSCI Switzerland Capped ETF	6,400	208,512
iShares MSCI Turkey Investable Market ETF	1,700	51,374

	Principal Amount	Value
iShares MSCI United Kingdom ETF	$10,500	$365,190
Vanguard FTSE Developed Markets ETF	74,840	3,210,636
Vanguard FTSE Emerging Markets ETF	35,200	1,485,440

		10,413,273

TOTAL MUTUAL FUNDS (Cost $9,275,224)		10,413,273

TOTAL LONG-TERM INVESTMENTS (Cost $97,268,504)		108,274,522

SHORT-TERM INVESTMENTS — 3.7%
Commercial Paper — 1.4%
Avery Dennison Corp. 2.231% 7/02/18 (b)	750,000	749,861
Hyundai Capital America 2.273% 7/10/18 (b)	750,000	749,480

		1,499,341

Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/18, 0.940%, due 7/02/18 (h)	403,625	403,625

Time Deposit — 1.9%
Euro Time Deposit 0.350% 7/02/18	2,138,180	2,138,180

TOTAL SHORT-TERM INVESTMENTS (Cost $4,041,246)		4,041,146

TOTAL INVESTMENTS — 101.6% (Cost $101,309,750) (i)		112,315,668

Other Assets/(Liabilities) — (1.6)%		(1,811,638)

NET ASSETS — 100.0%		$110,504,030

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
ETF	Exchange-Traded Fund
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

Abbreviation Legend (Continued)

WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to a value of $9,742,645 or 8.82% of net assets.

(c)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2018.

(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)	Investment was valued using significant unobservable inputs.
(f)

Restricted security. Certain securities are restricted as to resale. At June 30, 2018, these securities amounted to a value of $90,621 or 0.08% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(g)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(h)

Maturity value of $403,656. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 12/31/23, and an aggregate market value, including accrued interest, of $413,613.

(i)	See Note 3 for aggregate cost for federal tax purposes.

(#)	The Fund had the following open Purchased Swaptions contracts at June 30, 2018:

OTC Counterparty	Units	Notional Amount		Expiration Date	Pay/ Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
Barclays Bank PLC	790,000	USD	790,000	12/13/32	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Strike 2.44	$39,495	$33,126	$(6,369)
Credit Suisse International	870,000	USD	870,000	1/31/33	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/02/43, Strike 2.61	41,760	40,632	(1,128)

							81,255	73,758	(7,497)

Put
Barclays Bank PLC	1,620,000	USD	1,620,000	12/13/32	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Strike 2.94	$80,988	$88,288	$7,300
Credit Suisse International	1,740,000	USD	1,740,000	1/31/33	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/02/43, Strike 3.11	83,346	86,200	2,854

							164,334	174,488	10,154

							$245,589	$248,246	$2,657

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

The Fund had the following open Futures contracts at June 30, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Futures Contracts — Long
U.S. Treasury Note 2 Year	9/28/18	14	$2,959,902	$5,692
U.S. Treasury Note 5 Year	9/28/18	21	2,371,612	14,349
U.S. Treasury Note 10 Year	9/19/18	3	357,666	2,897
U.S. Treasury Ultra Bond	9/19/18	6	920,660	36,715
S&P 500 E Mini Index	9/21/18	13	1,804,476	(35,436)
Mini MSCI EAFE Index	9/21/18	17	1,715,788	(53,698)

				$(29,481)

Futures Contract — Short
U.S. Treasury Long Bond	9/19/18	1	$(141,367)	$(3,633)

The Fund had the following open Swap agreements at June 30, 2018:

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Sell Protection††
OTC Swaps
Goldman Sachs International	USD	140,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	$(14,610)	$86	$(14,524)
Goldman Sachs International	USD	20,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	(472)	(1,602)	(2,074)

							$(15,082)	$(1,516)	$(16,598)

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††

For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.0%

COMMON STOCK — 99.0%
Basic Materials — 4.9%
Chemicals — 3.5%
Air Products & Chemicals, Inc.	30	$4,672
Albemarle Corp.	10	943
Ashland Global Holdings, Inc.	700	54,726
Cabot Corp.	200	12,354
Celanese Corp. Series A	1,500	166,590
CF Industries Holdings, Inc.	13,400	594,960
DowDuPont, Inc.	39,210	2,584,723
Eastman Chemical Co.	3,060	305,878
FMC Corp.	4,900	437,129
Huntsman Corp.	21,300	621,960
LyondellBasell Industries NV Class A	6,200	681,070
The Mosaic Co.	4,800	134,640
Olin Corp.	12,800	367,616
Platform Specialty Products Corp. (a)	1,400	16,240
Praxair, Inc.	5,030	795,494
Westlake Chemical Corp.	6,660	716,816

		7,495,811

Forest Products & Paper — 0.5%
Domtar Corp.	13,837	660,578
International Paper Co.	5,800	302,064

		962,642

Iron & Steel — 0.4%
Nucor Corp.	2,300	143,750
Reliance Steel & Aluminum Co.	4,000	350,160
Steel Dynamics, Inc.	4,200	192,990
United States Steel Corp.	4,390	152,553

		839,453

Mining — 0.5%
Alcoa Corp. (a)	8,700	407,856
Freeport-McMoRan, Inc.	25,731	444,117
Newmont Mining Corp.	7,800	294,138

		1,146,111

		10,444,017

Communications — 9.2%
Advertising — 0.2%
The Interpublic Group of Cos., Inc.	5,200	121,888
Omnicom Group, Inc.	2,300	175,421

		297,309

Internet — 0.2%
eBay, Inc. (a)	13,300	482,258
FireEye, Inc. (a)	700	10,773

		493,031

	Number of Shares	Value
Media — 2.5%
Charter Communications, Inc. Class A (a)	570	$167,130
Comcast Corp. Class A	30,400	997,424
Discovery, Inc. Class A (a)	1,500	41,250
Discovery, Inc. Class C (a)	1,328	33,864
DISH Network Corp. Class A (a)	19,300	648,673
John Wiley & Sons, Inc. Class A	3,100	193,440
Liberty Media Corp-Liberty SiriusXM Class A (a)	13,000	585,650
Liberty Media Corp-Liberty SiriusXM Class C (a)	11,100	503,496
News Corp. Class A	2,800	43,400
Tribune Media Co. Class A	18,800	719,476
Twenty-First Century Fox, Inc. Class A	4,900	243,481
Twenty-First Century Fox, Inc. Class B	4,300	211,861
Viacom, Inc. Class A	1,500	53,175
Viacom, Inc. Class B	1,500	45,240
The Walt Disney Co.	7,050	738,910

		5,226,470

Telecommunications — 6.3%
ARRIS International PLC (a)	2,500	61,112
AT&T, Inc.	100,236	3,218,578
CenturyLink, Inc.	14,307	266,682
Cisco Systems, Inc.	116,500	5,012,995
EchoStar Corp. Class A (a)	700	31,080
GCI Liberty, Inc. Class A (a)	100	4,508
Juniper Networks, Inc.	16,400	449,688
LogMeIn, Inc.	20	2,065
Motorola Solutions, Inc.	320	37,238
T-Mobile US, Inc. (a)	250	14,938
Telephone & Data Systems, Inc.	5,618	154,046
Verizon Communications, Inc.	83,700	4,210,947

		13,463,877

		19,480,687

Consumer, Cyclical — 9.4%
Airlines — 1.1%
Alaska Air Group, Inc.	1,400	84,546
American Airlines Group, Inc.	10,000	379,600
Copa Holdings SA Class A	6,080	575,289
Delta Air Lines, Inc.	11,900	589,526
JetBlue Airways Corp. (a)	8,800	167,024
United Continental Holdings, Inc. (a)	8,200	571,786

		2,367,771

Apparel — 0.6%
Columbia Sportswear Co.	2,800	256,116
Michael Kors Holdings Ltd. (a)	8,400	559,440
PVH Corp.	400	59,888

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Ralph Lauren Corp.	2,980	$374,646
VF Corp.	100	8,152

		1,258,242

Auto Manufacturers — 1.4%
Ford Motor Co.	99,100	1,097,037
General Motors Co.	34,500	1,359,300
PACCAR, Inc.	7,800	483,288

		2,939,625

Auto Parts & Equipment — 0.8%
Adient PLC	62	3,050
BorgWarner, Inc.	12,600	543,816
The Goodyear Tire & Rubber Co.	3,400	79,186
Lear Corp.	3,200	594,592
Visteon Corp. (a)	4,080	527,299

		1,747,943

Distribution & Wholesale — 0.1%
HD Supply Holdings, Inc. (a)	5,100	218,739
WESCO International, Inc. (a)	1,200	68,520

		287,259

Entertainment — 0.2%
Cinemark Holdings, Inc.	3,500	122,780
Dolby Laboratories, Inc. Class A	800	49,352
International Game Technology PLC	6,300	146,412

		318,544

Food Services — 0.0%
Aramark	400	14,840

Home Builders — 0.4%
D.R. Horton, Inc.	2,000	82,000
Lennar Corp. Class A	70	3,675
Lennar Corp. Class B	49	2,092
PulteGroup, Inc.	22,400	644,000
Toll Brothers, Inc.	1,200	44,388

		776,155

Home Furnishing — 0.2%
Whirlpool Corp.	3,630	530,815

Leisure Time — 0.2%
Brunswick Corp.	500	32,240
Carnival Corp.	6,300	361,053
Harley-Davidson, Inc.	900	37,872
Norwegian Cruise Line Holdings Ltd. (a)	1,700	80,325

		511,490

Lodging — 0.3%
Extended Stay America, Inc.	9,700	209,617
Hyatt Hotels Corp. Class A	800	61,720
Las Vegas Sands Corp.	3,400	259,624
MGM Resorts International	5,600	162,568

		693,529

	Number of Shares	Value
Retail — 4.1%
AutoNation, Inc. (a)	7,100	$344,918
AutoZone, Inc. (a)	190	127,477
Best Buy Co., Inc.	6,200	462,396
Dick’s Sporting Goods, Inc.	8,800	310,200
Foot Locker, Inc.	10,100	531,765
The Gap, Inc.	400	12,956
Kohl’s Corp.	5,000	364,500
Macy’s, Inc.	14,644	548,125
McDonald’s Corp.	6,700	1,049,823
The Michaels Cos., Inc. (a)	19,600	375,732
Nu Skin Enterprises, Inc. Class A	7,200	562,968
Penske Automotive Group, Inc.	7,200	337,320
Qurate Retail, Inc. (a)	4,800	101,856
Target Corp.	11,200	852,544
Tiffany & Co.	500	65,800
Walgreens Boots Alliance, Inc.	11,439	686,511
Walmart, Inc.	18,200	1,558,830
Yum China Holdings, Inc.	8,300	319,218

		8,612,939

		20,059,152

Consumer, Non-cyclical — 16.4%
Agriculture — 0.9%
Bunge Ltd.	300	20,913
Philip Morris International, Inc.	22,660	1,829,568

		1,850,481

Beverages — 0.3%
The Coca-Cola Co.	1,400	61,404
Molson Coors Brewing Co. Class B	3,160	215,006
PepsiCo, Inc.	2,910	316,812

		593,222

Biotechnology — 0.9%
Amgen, Inc.	3,620	668,216
Bio-Rad Laboratories, Inc. Class A (a)	10	2,885
Gilead Sciences, Inc.	10,800	765,072
United Therapeutics Corp. (a)	4,590	519,359

		1,955,532

Commercial Services — 0.9%
Booz Allen Hamilton Holding Corp.	900	39,357
CoreLogic, Inc. (a)	400	20,760
Graham Holdings Co. Class B	1,016	595,477
H&R Block, Inc.	19,900	453,322
ManpowerGroup, Inc.	930	80,036
Sabre Corp.	2,000	49,280
The Western Union Co.	32,200	654,626

		1,892,858

Cosmetics & Personal Care — 1.4%
Colgate-Palmolive Co.	2,400	155,544
The Procter & Gamble Co.	36,710	2,865,583

		3,021,127

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Foods — 1.2%
Campbell Soup Co.	700	$28,378
Conagra Brands, Inc.	8,600	307,278
General Mills, Inc.	9,100	402,766
Ingredion, Inc.	160	17,712
The J.M. Smucker Co.	1,780	191,314
The Kraft Heinz Co.	400	25,128
The Kroger Co.	10,100	287,345
Lamb Weston Holdings, Inc.	33	2,261
Mondelez International, Inc. Class A	9,550	391,550
Pilgrim’s Pride Corp. (a)	7,200	144,936
Pinnacle Foods, Inc.	100	6,506
Post Holdings, Inc. (a)	300	25,806
Seaboard Corp.	30	118,882
Tyson Foods, Inc. Class A	4,700	323,595
US Foods Holding Corp. (a)	5,400	204,228

		2,477,685

Health Care – Products — 2.9%
Abbott Laboratories	30,800	1,878,492
Baxter International, Inc.	8,900	657,176
The Cooper Cos., Inc.	30	7,063
Danaher Corp.	12,900	1,272,972
Hologic, Inc. (a)	100	3,975
Medtronic PLC	19,169	1,641,058
QIAGEN NV (a)	3,000	108,480
STERIS PLC	400	42,004
Teleflex, Inc.	460	123,377
Thermo Fisher Scientific, Inc.	570	118,070
Zimmer Biomet Holdings, Inc.	2,920	325,405

		6,178,072

Health Care – Services — 1.5%
Aetna, Inc.	161	29,543
Anthem, Inc.	2,670	635,540
Centene Corp. (a)	1,660	204,529
Cigna Corp.	3,370	572,731
HCA Healthcare, Inc.	1,210	124,146
Humana, Inc.	860	255,962
IQVIA Holdings, Inc. (a)	3,430	342,383
Molina Healthcare, Inc. (a)	3,290	322,223
Quest Diagnostics, Inc.	10	1,099
WellCare Health Plans, Inc. (a)	2,870	706,709

		3,194,865

Household Products & Wares — 0.0%
Kimberly-Clark Corp.	770	81,112

Pharmaceuticals — 6.4%
Allergan PLC	4,730	788,586
Bristol-Myers Squibb Co.	10,800	597,672
Cardinal Health, Inc.	3,300	161,139
CVS Health Corp.	22,780	1,465,893
Eli Lilly & Co.	5,300	452,249
Express Scripts Holding Co. (a)	12,100	934,241

	Number of Shares	Value
Herbalife Nutrition Ltd. (a)	4,300	$230,996
Johnson & Johnson	26,580	3,225,217
McKesson Corp.	3,450	460,230
Merck & Co., Inc.	3,928	238,430
Mylan NV (a)	11,300	408,382
Perrigo Co. PLC	1,300	94,783
Pfizer, Inc.	123,015	4,462,984

		13,520,802

		34,765,756

Energy — 9.8%
Energy – Alternate Sources — 0.3%
First Solar, Inc. (a)	11,000	579,260

Oil & Gas — 9.3%
Anadarko Petroleum Corp.	6,300	461,475
Andeavor	1,560	204,641
Apache Corp.	28	1,309
Chevron Corp.	36,705	4,640,613
CNX Resources Corp. (a)	3,900	69,342
ConocoPhillips	25,448	1,771,690
Devon Energy Corp.	7,650	336,294
Diamondback Energy, Inc.	60	7,894
EOG Resources, Inc.	1,590	197,844
Exxon Mobil Corp.	50,890	4,210,130
Hess Corp.	5,000	334,450
HollyFrontier Corp.	9,300	636,399
Marathon Oil Corp.	25,200	525,672
Marathon Petroleum Corp.	11,940	837,710
Murphy Oil Corp.	1,700	57,409
Newfield Exploration Co. (a)	15,500	468,875
Noble Energy, Inc.	80	2,822
Occidental Petroleum Corp.	13,030	1,090,350
Patterson-UTI Energy, Inc.	2,500	45,000
PBF Energy, Inc. Class A	12,700	532,511
Phillips 66	8,760	983,836
Pioneer Natural Resources Co.	840	158,962
QEP Resources, Inc. (a)	5,000	61,300
SM Energy Co.	20,900	536,921
Transocean Ltd. (a)	15,200	204,288
Valero Energy Corp.	9,164	1,015,646
Whiting Petroleum Corp. (a)	5,950	313,684
WPX Energy, Inc. (a)	66	1,190

		19,708,257

Oil & Gas Services — 0.2%
Apergy Corp. (a)	2,150	89,762
Baker Hughes a GE Co.	3	99
National Oilwell Varco, Inc.	6,500	282,100
Schlumberger Ltd.	1,240	83,117

		455,078

Pipelines — 0.0%
Kinder Morgan, Inc.	4,000	70,680

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Williams Cos., Inc.	1,100	$29,821

		100,501

		20,843,096

Financial — 29.1%
Banks — 15.5%
Associated Banc-Corp.	11,750	320,775
Bank of America Corp.	196,173	5,530,117
Bank of Hawaii Corp.	820	68,404
The Bank of New York Mellon Corp.	21,350	1,151,405
BankUnited, Inc.	6,600	269,610
BB&T Corp.	13,719	691,986
BOK Financial Corp.	1,600	150,416
Capital One Financial Corp.	8,750	804,125
CIT Group, Inc.	7,100	357,911
Citigroup, Inc.	57,371	3,839,267
Citizens Financial Group, Inc.	11,600	451,240
Comerica, Inc.	2,600	236,392
Commerce Bancshares, Inc.	1,066	68,981
Cullen/Frost Bankers, Inc.	1,470	159,113
East West Bancorp, Inc.	2,900	189,080
F.N.B. Corp.	4,000	53,680
Fifth Third Bancorp	20,160	578,592
First Horizon National Corp.	17,816	317,837
The Goldman Sachs Group, Inc.	8,170	1,802,057
Huntington Bancshares, Inc.	12,871	189,976
JP Morgan Chase & Co.	55,737	5,807,795
KeyCorp	17,096	334,056
M&T Bank Corp.	2,355	400,703
Morgan Stanley	29,800	1,412,520
Northern Trust Corp.	3,530	363,202
PacWest Bancorp	6,700	331,114
The PNC Financial Services Group, Inc.	1,996	269,660
Popular, Inc.	12,800	578,688
Prosperity Bancshares, Inc.	900	61,524
Regions Financial Corp.	32,460	577,139
State Street Corp.	6,600	614,394
SunTrust Banks, Inc.	10,100	666,802
SVB Financial Group (a)	900	259,884
Synovus Financial Corp.	2,871	151,675
TCF Financial Corp.	16,800	413,616
Umpqua Holdings Corp.	25,300	571,527
US Bancorp	4,290	214,586
Webster Financial Corp.	1,200	76,440
Wells Fargo & Co.	36,153	2,004,322
Western Alliance Bancorp (a)	200	11,322
Wintrust Financial Corp.	1,400	121,870
Zions Bancorp	8,550	450,500

		32,924,303

Diversified Financial Services — 2.8%
Affiliated Managers Group, Inc.	400	59,468
Air Lease Corp.	1,600	67,152

	Number of Shares	Value
Ally Financial, Inc.	18,800	$493,876
American Express Co.	3,600	352,800
Ameriprise Financial, Inc.	3,000	419,640
BlackRock, Inc.	370	184,645
CME Group, Inc.	1,670	273,747
Credit Acceptance Corp. (a)	120	42,408
Discover Financial Services	5,500	387,255
E*TRADE Financial Corp. (a)	7,900	483,164
FNF Group	2,557	96,194
Franklin Resources, Inc.	2,600	83,330
Intercontinental Exchange, Inc.	35	2,574
Invesco Ltd.	3,900	103,584
Lazard Ltd. Class A	7,200	352,152
Legg Mason, Inc.	14,500	503,585
Navient Corp.	23,500	306,205
OneMain Holdings, Inc. (a)	15,000	499,350
Raymond James Financial, Inc.	600	53,610
Santander Consumer USA Holdings, Inc.	31,400	599,426
SLM Corp. (a)	6,600	75,570
Synchrony Financial	10,800	360,504
T. Rowe Price Group, Inc.	610	70,815

		5,871,054

Insurance — 6.9%
Aflac, Inc.	16,400	705,528
Alleghany Corp.	595	342,107
The Allstate Corp.	5,900	538,493
American Financial Group, Inc.	250	26,832
American International Group, Inc.	2	106
American National Insurance Co.	1,720	205,695
Arch Capital Group Ltd. (a)	1,200	31,752
Assurant, Inc.	820	84,862
Assured Guaranty Ltd.	14,700	525,231
Athene Holding Ltd. Class A (a)	8,100	355,104
Axis Capital Holdings Ltd.	10,000	556,200
Berkshire Hathaway, Inc. Class B (a)	26,500	4,946,225
Brighthouse Financial, Inc. (a)	30	1,202
Chubb Ltd.	4,311	547,583
Cincinnati Financial Corp.	320	21,395
CNA Financial Corp.	8,400	383,712
Everest Re Group Ltd.	120	27,658
First American Financial Corp.	2,700	139,644
The Hanover Insurance Group, Inc.	4,350	520,086
The Hartford Financial Services Group, Inc.	6,090	311,382
Lincoln National Corp.	6,298	392,050
Loews Corp.	4,220	203,742
Markel Corp. (a)	5	5,422
Mercury General Corp.	90	4,100
MetLife, Inc.	19,540	851,944
Old Republic International Corp.	15,500	308,605
Principal Financial Group, Inc.	4,300	227,685
Prudential Financial, Inc.	8,980	839,720

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Reinsurance Group of America, Inc.	770	$102,780
RenaissanceRe Holdings Ltd.	3,980	478,874
Torchmark Corp.	890	72,455
The Travelers Cos., Inc.	3,139	384,025
Unum Group	2,600	96,174
Validus Holdings Ltd.	800	54,080
Voya Financial, Inc.	8,800	413,600
W.R. Berkley Corp.	900	65,169
White Mountains Insurance Group Ltd.	3	2,720
XL Group Ltd.	50	2,797

		14,776,739

Real Estate — 0.4%
CBRE Group, Inc. Class A (a)	4,200	200,508
Jones Lang LaSalle, Inc.	4,570	758,574

		959,082

Real Estate Investment Trusts (REITS) — 3.4%
AGNC Investment Corp.	39,700	738,023
Alexandria Real Estate Equities, Inc.	20	2,523
American Campus Communities, Inc.	100	4,288
Annaly Capital Management, Inc.	44,960	462,639
Apartment Investment & Management Co. Class A	100	4,230
Apple Hospitality REIT, Inc.	2,500	44,700
AvalonBay Communities, Inc.	324	55,692
Boston Properties, Inc.	50	6,271
Brandywine Realty Trust	4,900	82,712
Brixmor Property Group, Inc.	3,300	57,519
Camden Property Trust	100	9,113
Chimera Investment Corp.	2,920	53,378
DCT Industrial Trust, Inc.	400	26,692
Digital Realty Trust, Inc.	30	3,347
Duke Realty Corp.	900	26,127
EPR Properties	900	58,311
Equity Commonwealth (a)	67	2,111
Equity Residential	800	50,952
Essex Property Trust, Inc.	113	27,015
Gaming and Leisure Properties, Inc.	1,000	35,800
GGP, Inc.	300	6,129
HCP, Inc.	600	15,492
Highwoods Properties, Inc.	800	40,584
Hospitality Properties Trust	540	15,449
Host Hotels & Resorts, Inc.	3	63
Hudson Pacific Properties, Inc.	1,300	46,059
JBG SMITH Properties	19	693
Kilroy Realty Corp.	100	7,564
Kimco Realty Corp.	200	3,398
Liberty Property Trust	2,170	96,196
Life Storage, Inc.	3,500	340,585
The Macerich Co.	1,882	106,954
Medical Properties Trust, Inc.	19,100	268,164
MFA Financial, Inc.	6,300	47,754

	Number of Shares	Value
Mid-America Apartment Communities, Inc.	183	$18,423
National Retail Properties, Inc.	300	13,188
New Residential Investment Corp.	47,700	834,273
Omega Healthcare Investors, Inc.	400	12,400
Park Hotels & Resorts, Inc.	18,600	569,718
Prologis, Inc.	7,385	485,121
Rayonier, Inc.	5,100	197,319
Realty Income Corp.	600	32,274
Senior Housing Properties Trust	3,600	65,124
SL Green Realty Corp.	1,180	118,625
Spirit Realty Capital, Inc.	34,600	277,838
Starwood Property Trust, Inc.	8,300	180,193
Two Harbors Investment Corp.	49,750	786,050
UDR, Inc.	3,100	116,374
Uniti Group, Inc. (a)	72	1,442
Ventas, Inc.	900	51,255
Vornado Realty Trust	38	2,809
Weingarten Realty Investors	900	27,729
Welltower, Inc.	600	37,614
Weyerhaeuser Co.	14,700	535,962
WP Carey, Inc.	800	53,080

		7,163,338

Savings & Loans — 0.1%
New York Community Bancorp, Inc.	90	994
People’s United Financial, Inc.	4,200	75,978
Sterling Bancorp	8,500	199,750

		276,722

		61,971,238

Industrial — 7.4%
Aerospace & Defense — 0.5%
Curtiss-Wright Corp.	1,080	128,541
Lockheed Martin Corp.	160	47,269
United Technologies Corp.	6,990	873,960

		1,049,770

Building Materials — 0.3%
Fortune Brands Home & Security, Inc.	200	10,738
Johnson Controls International PLC	13,029	435,820
Owens Corning	2,300	145,751
USG Corp. (a)	1,000	43,120

		635,429

Electrical Components & Equipment — 0.2%
AMETEK, Inc.	3,400	245,344
Emerson Electric Co.	3,200	221,248

		466,592

Electronics — 0.8%
Agilent Technologies, Inc.	1,100	68,024
Arrow Electronics, Inc. (a)	500	37,640
Corning, Inc.	9,000	247,590

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
FLIR Systems, Inc.	2,400	$124,728
Fortive Corp.	1,400	107,954
Garmin Ltd.	800	48,800
Gentex Corp.	1,400	32,228
Honeywell International, Inc.	4,120	593,486
Jabil, Inc.	2,300	63,618
Keysight Technologies, Inc. (a)	6,700	395,501
PerkinElmer, Inc.	810	59,316
Trimble, Inc. (a)	600	19,704

		1,798,589

Engineering & Construction — 1.0%
AECOM (a)	19,811	654,357
Fluor Corp.	4,600	224,388
Jacobs Engineering Group, Inc.	12,200	774,578
nVent Electric PLC (a)	19,219	482,397

		2,135,720

Environmental Controls — 0.0%
Republic Services, Inc.	290	19,824
Waste Management, Inc.	340	27,656

		47,480

Hand & Machine Tools — 0.1%
Regal Beloit Corp.	2,500	204,500
Stanley Black & Decker, Inc.	5	664

		205,164

Machinery – Construction & Mining — 0.5%
Caterpillar, Inc.	2,920	396,157
Oshkosh Corp.	300	21,096
Terex Corp.	13,800	582,222

		999,475

Machinery – Diversified — 0.7%
AGCO Corp.	1,066	64,728
Cummins, Inc.	3,660	486,780
Gates Industrial Corp. PLC (a)	8,900	144,803
IDEX Corp.	810	110,549
Pentair PLC	10,419	438,431
Roper Technologies, Inc.	530	146,232
Xylem, Inc.	1,100	74,118

		1,465,641

Metal Fabricate & Hardware — 0.0%
The Timken Co.	1,000	43,550

Miscellaneous – Manufacturing — 1.6%
AptarGroup, Inc.	600	56,028
Carlisle Cos., Inc.	2,950	319,514
Colfax Corp. (a)	300	9,195
Crane Co.	820	65,707
Dover Corp.	900	65,880
Eaton Corp. PLC	6,772	506,139
General Electric Co.	125,390	1,706,558
Ingersoll-Rand PLC	1,500	134,595
ITT, Inc.	1,000	52,270

	Number of Shares	Value
Parker-Hannifin Corp.	1,200	$187,020
Textron, Inc.	3,400	224,094
Trinity Industries, Inc.	3,900	133,614

		3,460,614

Packaging & Containers — 1.0%
Ardagh Group SA	12,700	211,074
Ball Corp.	12,700	451,485
Bemis Co., Inc.	60	2,533
Owens-Illinois, Inc. (a)	30,800	517,748
Sealed Air Corp.	8,100	343,845
Sonoco Products Co.	2,100	110,250
WestRock Co.	9,040	515,461

		2,152,396

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	460	99,724

Transportation — 0.6%
CSX Corp.	6,600	420,948
Norfolk Southern Corp.	4,590	692,493
Ryder System, Inc.	90	6,467
Union Pacific Corp.	320	45,338

		1,165,246

		15,725,390

Technology — 8.3%
Computers — 2.0%
Amdocs Ltd.	3,000	198,570
Conduent, Inc. (a)	3,151	57,254
Dell Technologies ,Inc. Class V (a)	3,400	287,572
DXC Technology Co.	8,300	669,063
Hewlett Packard Enterprise Co.	41,200	601,932
HP, Inc.	40,200	912,138
International Business Machines Corp.	4,320	603,504
Leidos Holdings, Inc.	4,650	274,350
Teradata Corp. (a)	600	24,090
Western Digital Corp.	8,136	629,808

		4,258,281

Office & Business Equipment — 0.0%
Xerox Corp.	714	17,136

Semiconductors — 4.3%
Analog Devices, Inc.	4,800	460,416
Broadcom, Inc.	1,170	283,889
Cypress Semiconductor Corp.	4,400	68,552
Intel Corp.	113,100	5,622,201
Marvell Technology Group Ltd.	11,700	250,848
Micron Technology, Inc. (a)	10,900	571,596
NXP Semiconductor NV (a)	1,960	214,169
QUALCOMM, Inc.	28,200	1,582,584
Teradyne, Inc.	1,900	72,333

		9,126,588

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 2.0%
CA, Inc.	8,790	$313,364
The Dun & Bradstreet Corp.	5,350	656,177
Fidelity National Information Services, Inc.	570	60,437
Microsoft Corp.	6,800	670,548
Oracle Corp.	55,800	2,458,548
SS&C Technologies Holdings, Inc	100	5,190
Synopsys, Inc. (a)	523	44,753
Zynga, Inc. Class A (a)	9,200	37,444

		4,246,461

		17,648,466

Utilities — 4.5%
Electric — 4.4%
AES Corp.	29,500	395,595
Alliant Energy Corp.	600	25,392
Ameren Corp.	2,360	143,606
American Electric Power Co., Inc.	2,830	195,977
Avangrid, Inc.	1,100	58,223
CenterPoint Energy, Inc.	7,900	218,909
CMS Energy Corp.	2,300	108,744
Consolidated Edison, Inc.	2,260	176,235
Dominion Energy, Inc.	2,500	170,450
DTE Energy Co.	460	47,670
Duke Energy Corp.	8,914	704,919
Edison International	680	43,024
Entergy Corp.	3,300	266,607
Evergy, Inc.	4,260	239,199
Eversource Energy	4,881	286,075
Exelon Corp.	23,375	995,775
FirstEnergy Corp.	2,727	97,927
Hawaiian Electric Industries, Inc.	24,300	833,490
NextEra Energy, Inc.	2,972	496,413
NRG Energy, Inc.	22,400	687,680
OGE Energy Corp.	3,600	126,756
PG&E Corp.	7,630	324,733
Pinnacle West Capital Corp.	160	12,890
PPL Corp.	14,000	399,700
Public Service Enterprise Group, Inc.	4,800	259,872
SCANA Corp.	2,520	97,070
Sempra Energy	840	97,532
The Southern Co.	19,050	882,205
Vistra Energy Corp. (a)	23,900	565,474
WEC Energy Group, Inc.	920	59,478
Xcel Energy, Inc.	8,420	384,626

		9,402,246

Gas — 0.1%
Atmos Energy Corp.	250	22,535
National Fuel Gas Co.	1,150	60,904
NiSource, Inc.	490	12,877
UGI Corp.	435	22,650

	Number of Shares	Value
Vectren Corp.	150	$10,718

		129,684

Water — 0.0%
Aqua America, Inc.	25	881

		9,532,811

TOTAL COMMON STOCK (Cost $197,420,308)		210,470,613

TOTAL EQUITIES (Cost $197,420,308)		210,470,613

TOTAL LONG-TERM INVESTMENTS (Cost $197,420,308)		210,470,613

	Principal Amount
SHORT-TERM INVESTMENTS — 1.1%
Repurchase Agreement — 1.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/18, 0.940%, due 7/02/18 (b)	$2,343,200	2,343,200

TOTAL SHORT-TERM INVESTMENTS (Cost $2,343,200)		2,343,200

TOTAL INVESTMENTS — 100.1% (Cost $199,763,508) (c)		212,813,813

Other Assets/(Liabilities) — (0.1)%		(189,414)

NET ASSETS — 100.0%		$212,624,399

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Maturity value of $2,343,383. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 4/30/24, and an aggregate market value, including accrued interest, of $2,393,463.

(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Main Street Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%

COMMON STOCK — 98.8%
Basic Materials — 0.7%
Chemicals — 0.7%
PPG Industries, Inc.	9,104	$944,358

Communications — 14.3%
Internet — 7.1%
Amazon.com, Inc. (a)	2,253	3,829,649
eBay, Inc. (a)	34,600	1,254,596
Facebook, Inc. Class A (a)	21,106	4,101,318

		9,185,563

Media — 2.3%
Comcast Corp. Class A	90,452	2,967,730

Telecommunications — 4.9%
Cisco Systems, Inc.	27,140	1,167,834
Motorola Solutions, Inc.	27,980	3,256,033
Verizon Communications, Inc.	36,160	1,819,210

		6,243,077

		18,396,370

Consumer, Cyclical — 9.4%
Airlines — 0.4%
Alaska Air Group, Inc.	9,330	563,438

Auto Parts & Equipment — 0.8%
Aptiv PLC	11,644	1,066,940

Distribution & Wholesale — 0.9%
Fastenal Co.	23,960	1,153,195

Retail — 7.3%
Best Buy Co., Inc.	30,410	2,267,978
CarMax, Inc. (a)	11,140	811,772
Lowe’s Cos., Inc.	27,940	2,670,226
McDonald’s Corp.	10,137	1,588,366
O’Reilly Automotive, Inc. (a)	7,190	1,966,968

		9,305,310

		12,088,883

Consumer, Non-cyclical — 23.7%
Agriculture — 1.7%
Philip Morris International, Inc.	27,331	2,206,705

Beverages — 1.6%
PepsiCo, Inc.	19,188	2,088,998

Biotechnology — 2.5%
Celgene Corp. (a)	8,192	650,609
Exact Sciences Corp. (a)	17,820	1,065,458
Gilead Sciences, Inc.	21,180	1,500,391

		3,216,458

Commercial Services — 3.4%
Ecolab, Inc.	9,730	1,365,411
Nielsen Holdings PLC	26,720	826,450

	Number of Shares	Value
S&P Global, Inc.	10,540	$2,149,000

		4,340,861

Foods — 1.4%
The Kraft Heinz Co.	28,480	1,789,114

Health Care – Products — 1.9%
Boston Scientific Corp. (a)	41,483	1,356,494
Stryker Corp.	6,740	1,138,116

		2,494,610

Health Care – Services — 6.4%
DaVita, Inc. (a)	32,610	2,264,438
Laboratory Corp. of America Holdings (a)	7,940	1,425,468
UnitedHealth Group, Inc.	18,579	4,558,172

		8,248,078

Household Products & Wares — 2.1%
Church & Dwight Co., Inc.	49,500	2,631,420

Pharmaceuticals — 2.7%
Merck & Co., Inc.	56,991	3,459,354

		30,475,598

Energy — 5.8%
Oil & Gas — 3.8%
Exxon Mobil Corp.	17,970	1,486,658
Suncor Energy, Inc.	83,178	3,383,681

		4,870,339

Pipelines — 2.0%
Magellan Midstream Partners LP (b)	37,514	2,591,467

		7,461,806

Financial — 19.5%
Banks — 7.0%
The Bank of New York Mellon Corp.	40,247	2,170,521
JP Morgan Chase & Co.	42,730	4,452,466
SunTrust Banks, Inc.	23,718	1,565,862
US Bancorp	14,616	731,092

		8,919,941

Diversified Financial Services — 6.0%
CME Group, Inc.	12,325	2,020,314
Discover Financial Services	20,568	1,448,193
Intercontinental Exchange, Inc.	36,600	2,691,930
Visa, Inc. Class A	11,610	1,537,744

		7,698,181

Insurance — 5.4%
AXA Equitable Holdings, Inc. (a) (c)	75,233	1,550,552
Berkshire Hathaway, Inc. Class B (a)	11,560	2,157,674
Marsh & McLennan Cos., Inc.	21,323	1,747,846
The Progressive Corp.	25,950	1,534,943

		6,991,015

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 1.1%
Mid-America Apartment Communities, Inc.	14,286	$1,438,172

		25,047,309

Industrial — 7.4%
Aerospace & Defense — 2.2%
Lockheed Martin Corp.	9,683	2,860,649

Building Materials — 0.4%
Vulcan Materials Co.	4,075	525,920

Electronics — 1.6%
Agilent Technologies, Inc.	31,974	1,977,272

Environmental Controls — 0.9%
Republic Services, Inc.	16,684	1,140,518

Miscellaneous – Manufacturing — 1.2%
Illinois Tool Works, Inc.	11,200	1,551,648

Transportation — 1.1%
Union Pacific Corp.	10,050	1,423,884

		9,479,891

Technology — 16.5%
Computers — 7.2%
Amdocs Ltd.	26,989	1,786,402
Apple, Inc.	29,222	5,409,285
DXC Technology Co.	11,400	918,954
Western Digital Corp.	14,018	1,085,133

		9,199,774

Semiconductors — 1.8%
Applied Materials, Inc.	32,403	1,496,695
Microchip Technology, Inc. (c)	9,280	844,016

		2,340,711

Software — 7.5%
Activision Blizzard, Inc.	19,330	1,475,265
Cerner Corp. (a)	14,785	883,995
First Data Corp. Class A (a)	47,458	993,296
Microsoft Corp.	56,800	5,601,048
ServiceNow, Inc. (a)	3,910	674,358

		9,627,962

		21,168,447

Utilities — 1.5%
Gas — 1.5%
National Grid PLC	173,727	1,922,025

TOTAL COMMON STOCK (Cost $111,111,133)		126,984,687

TOTAL EQUITIES (Cost $111,111,133)		126,984,687

	Number of Shares	Value
MUTUAL FUNDS — 1.9%
Diversified Financial Services — 1.9%
State Street Navigator Securities Lending Prime Portfolio (d)	2,437,091	$2,437,091

TOTAL MUTUAL FUNDS (Cost $2,437,091)		2,437,091

TOTAL LONG-TERM INVESTMENTS (Cost $113,548,224)		129,421,778

	Principal Amount
SHORT-TERM INVESTMENTS — 1.4%
Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/18, 0.940%, due 7/02/18 (e)	$1,719,860	1,719,860

TOTAL SHORT-TERM INVESTMENTS (Cost $1,719,860)		1,719,860

TOTAL INVESTMENTS — 102.1% (Cost $115,268,084) (f)		131,141,638

Other Assets/(Liabilities) — (2.1)%		(2,649,661)

NET ASSETS — 100.0%		$128,491,977

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership.
(c)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2018, was $2,370,590 or 1.84% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(d)	Represents investment of security lending collateral. (Note 2).
(e)

Maturity value of $1,719,994. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 2/15/24, and an aggregate market value, including accrued interest, of $1,755,709.

(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.2%

COMMON STOCK — 99.2%
Basic Materials — 1.8%
Chemicals — 1.4%
Celanese Corp. Series A	2,290	$254,327
The Chemours Co.	8,200	363,752
FMC Corp.	10,300	918,863
LyondellBasell Industries NV Class A	12,170	1,336,874
Platform Specialty Products Corp. (a)	1,300	15,080
Praxair, Inc.	6,930	1,095,980
Univar, Inc. (a)	5,600	146,944
Versum Materials, Inc.	2,420	89,903
Westlake Chemical Corp.	13,620	1,465,921

		5,687,644

Forest Products & Paper — 0.0%
International Paper Co.	1,400	72,912

Iron & Steel — 0.2%
Steel Dynamics, Inc.	17,300	794,935

Mining — 0.2%
Royal Gold, Inc.	5,400	501,336
Southern Copper Corp.	2,102	98,521

		599,857

		7,155,348

Communications — 18.9%
Advertising — 0.0%
The Interpublic Group of Cos., Inc.	100	2,344
Omnicom Group, Inc.	2,300	175,421

		177,765

Internet — 17.1%
Alphabet, Inc. Class A (a)	8,059	9,100,142
Alphabet, Inc. Class C (a)	9,499	10,597,559
Amazon.com, Inc. (a)	12,511	21,266,198
Booking Holdings, Inc. (a)	1,525	3,091,312
CDW Corp.	4,500	363,555
eBay, Inc. (a)	22,800	826,728
Expedia Group, Inc.	2,052	246,630
F5 Networks, Inc. (a)	8,610	1,484,795
Facebook, Inc. Class A (a)	65,540	12,735,733
GoDaddy, Inc. Class A (a)	13,700	967,220
IAC/InterActiveCorp (a)	3,470	529,140
Match Group, Inc. (a)	3,400	131,716
Netflix, Inc. (a)	12,097	4,735,129
Okta, Inc. (a)	5,400	271,998
Palo Alto Networks, Inc. (a)	1,910	392,448
Twilio, Inc. Class A (a)	6,600	369,732
Twitter, Inc. (a)	22,200	969,474
VeriSign, Inc. (a)	5,060	695,345
Zendesk, Inc. (a)	7,600	414,124

		69,188,978

	Number of Shares	Value
Media — 1.2%
AMC Networks, Inc. Class A (a)	17,900	$1,113,380
CBS Corp. Class B	400	22,488
Charter Communications, Inc. Class A (a)	480	140,741
Sirius XM Holdings, Inc.	20,300	137,431
The Walt Disney Co.	34,780	3,645,291

		5,059,331

Telecommunications — 0.6%
Arista Networks, Inc. (a)	1,590	409,409
LogMeIn, Inc.	540	55,755
Motorola Solutions, Inc.	400	46,548
T-Mobile US, Inc. (a)	9,500	567,625
Ubiquiti Networks, Inc. (a)	13,800	1,169,136

		2,248,473

		76,674,547

Consumer, Cyclical — 10.1%
Airlines — 0.3%
Delta Air Lines, Inc.	21,300	1,055,202
Southwest Airlines Co.	200	10,176

		1,065,378

Apparel — 1.0%
Carter’s, Inc.	100	10,839
Columbia Sportswear Co.	15,500	1,417,785
Hanesbrands, Inc.	8,900	195,978
Michael Kors Holdings Ltd. (a)	23,500	1,565,100
NIKE, Inc. Class B	7,880	627,878
Skechers U.S.A., Inc. Class A (a)	10	300
VF Corp.	800	65,216

		3,883,096

Auto Parts & Equipment — 1.3%
Allison Transmission Holdings, Inc.	31,700	1,283,533
Aptiv PLC	7,700	705,551
Lear Corp.	8,400	1,560,804
Visteon Corp. (a)	10,510	1,358,312
WABCO Holdings, Inc. (a)	1,680	196,594

		5,104,794

Distribution & Wholesale — 0.4%
HD Supply Holdings, Inc. (a)	18,600	797,754
KAR Auction Services, Inc.	4,200	230,160
W.W. Grainger, Inc.	2,130	656,892

		1,684,806

Entertainment — 0.1%
Lions Gate Entertainment Corp. Class A	2,500	62,050
Lions Gate Entertainment Corp. Class B	300	7,038
Live Nation Entertainment, Inc. (a)	10,000	485,700

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Madison Square Garden Co. Class A (a)	3	$931

		555,719

Home Builders — 0.7%
D.R. Horton, Inc.	10,400	426,400
NVR, Inc. (a)	150	445,552
PulteGroup, Inc.	46,200	1,328,250
Thor Industries, Inc.	920	89,599
Toll Brothers, Inc.	10,000	369,900

		2,659,701

Home Furnishing — 0.0%
Tempur Sealy International, Inc. (a)	1,200	57,660

Housewares — 0.0%
The Toro Co.	60	3,615

Leisure Time — 0.1%
Brunswick Corp.	200	12,896
Polaris Industries, Inc.	4,580	559,584

		572,480

Lodging — 0.9%
Choice Hotels International, Inc.	700	52,920
Extended Stay America, Inc.	19,800	427,878
Hilton Worldwide Holdings, Inc.	5,700	451,212
Las Vegas Sands Corp.	10,200	778,872
Marriott International, Inc. Class A	7,317	926,332
Wyndham Destinations, Inc.	3,850	170,439
Wyndham Hotels & Resorts, Inc.	50	2,942
Wynn Resorts Ltd.	6,070	1,015,754

		3,826,349

Retail — 5.3%
AutoZone, Inc. (a)	1,718	1,152,658
Best Buy Co., Inc.	18,500	1,379,730
Burlington Stores, Inc. (a)	3,000	451,590
Chipotle Mexican Grill, Inc. (a)	3	1,294
Copart, Inc. (a)	7,700	435,512
Costco Wholesale Corp.	5,760	1,203,725
Darden Restaurants, Inc.	1,290	138,107
Dollar General Corp.	8,440	832,184
Dollar Tree, Inc. (a)	327	27,795
Domino’s Pizza, Inc.	20	5,643
Dunkin’ Brands Group, Inc.	8,900	614,723
The Gap, Inc.	400	12,956
The Home Depot, Inc.	21,610	4,216,111
L Brands, Inc.	800	29,504
Lowe’s Cos., Inc.	21,900	2,092,983
Lululemon Athletica, Inc. (a)	4,510	563,074
McDonald’s Corp.	780	122,218
The Michaels Cos., Inc. (a)	46,400	889,488
Nordstrom, Inc.	13,400	693,852
Nu Skin Enterprises, Inc. Class A	17,730	1,386,309
O’Reilly Automotive, Inc. (a)	2,270	621,004

	Number of Shares	Value
Ross Stores, Inc.	560	$47,460
Starbucks Corp.	5,600	273,560
Tapestry, Inc.	9	420
The TJX Cos., Inc.	3,920	373,106
Tractor Supply Co.	11,600	887,284
Urban Outfitters, Inc. (a)	33,200	1,479,060
Williams-Sonoma, Inc.	11,800	724,284
Yum China Holdings, Inc.	19,400	746,124
Yum! Brands, Inc.	40	3,129

		21,404,887

Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	270	24,924

		40,843,409

Consumer, Non-cyclical — 19.5%
Agriculture — 0.2%
Altria Group, Inc.	13,270	753,603

Beverages — 1.5%
Brown-Forman Corp. Class B	17	833
The Coca-Cola Co.	24,260	1,064,044
Constellation Brands, Inc. Class A	1,280	280,154
Dr. Pepper Snapple Group, Inc.	1,400	170,800
Monster Beverage Corp. (a)	750	42,975
PepsiCo, Inc.	42,519	4,629,043

		6,187,849

Biotechnology — 3.7%
Alexion Pharmaceuticals, Inc. (a)	3,040	377,416
Amgen, Inc.	29,940	5,526,624
Biogen, Inc. (a)	8,540	2,478,650
Celgene Corp. (a)	22,400	1,779,008
Gilead Sciences, Inc.	47,020	3,330,897
Regeneron Pharmaceuticals, Inc. (a)	1,670	576,133
Vertex Pharmaceuticals, Inc. (a)	5,730	973,871

		15,042,599

Commercial Services — 3.1%
Automatic Data Processing, Inc.	16,460	2,207,945
Booz Allen Hamilton Holding Corp.	6,100	266,753
Cintas Corp.	20	3,701
CoreLogic, Inc. (a)	5,800	301,020
CoStar Group, Inc. (a)	180	74,273
Ecolab, Inc.	728	102,160
Euronet Worldwide, Inc. (a)	11,500	963,355
FleetCor Technologies, Inc. (a)	3,140	661,441
Global Payments, Inc.	3,940	439,271
H&R Block, Inc.	56,500	1,287,070
Moody’s Corp.	750	127,920
PayPal Holdings, Inc. (a)	9,200	766,084
Quanta Services, Inc. (a)	25,200	841,680
Robert Half International, Inc.	3,400	221,340
Rollins, Inc.	1,000	52,580
S&P Global, Inc.	880	179,423
Service Corp. International	800	28,632

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
ServiceMaster Global Holdings, Inc. (a)	6,700	$398,449
Square, Inc. Class A (a)	1,600	98,624
Total System Services, Inc.	7,200	608,544
TransUnion	5,200	372,528
United Rentals, Inc. (a)	3,110	459,098
Verisk Analytics, Inc. (a)	200	21,528
The Western Union Co.	70,820	1,439,771
WEX, Inc. (a)	1,950	371,436
Worldpay, Inc. Class A (a)	600	49,068

		12,343,694

Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co.	380	24,628
The Estee Lauder Cos., Inc. Class A	9,300	1,327,017

		1,351,645

Foods — 0.6%
Campbell Soup Co.	2,600	105,404
General Mills, Inc.	2,560	113,305
The Hershey Co.	900	83,754
Kellogg Co.	2,840	198,431
Sysco Corp.	18,200	1,242,878
US Foods Holding Corp. (a)	21,600	816,912

		2,560,684

Health Care – Products — 1.8%
ABIOMED, Inc. (a)	400	163,620
Align Technology, Inc. (a)	1,480	506,367
Baxter International, Inc.	11,520	850,637
Becton, Dickinson & Co.	13	3,114
Boston Scientific Corp. (a)	2,700	88,290
Edwards Lifesciences Corp. (a)	1,380	200,887
Henry Schein, Inc. (a)	80	5,811
Hill-Rom Holdings, Inc.	1,900	165,946
ICU Medical, Inc. (a)	3,140	922,061
IDEXX Laboratories, Inc. (a)	470	102,432
Intuitive Surgical, Inc. (a)	2,888	1,381,850
ResMed, Inc.	4,430	458,859
Stryker Corp.	8,860	1,496,100
Teleflex, Inc.	190	50,960
Thermo Fisher Scientific, Inc.	580	120,141
Varian Medical Systems, Inc. (a)	5,000	568,600

		7,085,675

Health Care – Services — 3.5%
Aetna, Inc.	550	100,925
Centene Corp. (a)	5,121	630,958
Charles River Laboratories International, Inc. (a)	800	89,808
Cigna Corp.	7,750	1,317,113
HCA Healthcare, Inc.	5,420	556,092
Humana, Inc.	4,570	1,360,169
Molina Healthcare, Inc. (a)	8,250	808,005
UnitedHealth Group, Inc.	31,520	7,733,117

	Number of Shares	Value
WellCare Health Plans, Inc. (a)	6,020	$1,482,365

		14,078,552

Household Products & Wares — 0.4%
Avery Dennison Corp.	2,600	265,460
Church & Dwight Co., Inc.	2,820	149,911
The Clorox Co.	370	50,043
Kimberly-Clark Corp.	11,220	1,181,915

		1,647,329

Pharmaceuticals — 4.4%
AbbVie, Inc.	82,783	7,669,845
AmerisourceBergen Corp.	60	5,116
Bristol-Myers Squibb Co.	27,800	1,538,452
Eli Lilly & Co.	19,300	1,646,869
Express Scripts Holding Co. (a)	17,480	1,349,631
Herbalife Nutrition Ltd. (a)	26,860	1,442,919
Jazz Pharmaceuticals PLC (a)	5,610	966,603
Johnson & Johnson	13,750	1,668,425
McKesson Corp.	5,480	731,032
Merck & Co., Inc.	3,000	182,100
Zoetis, Inc.	8,800	749,672

		17,950,664

		79,002,294

Energy — 0.9%
Oil & Gas — 0.6%
Anadarko Petroleum Corp.	13,500	988,875
Cimarex Energy Co.	1,200	122,088
Continental Resources, Inc. (a)	3,340	216,298
EOG Resources, Inc.	90	11,199
Newfield Exploration Co. (a)	24,200	732,050
Pioneer Natural Resources Co.	2,610	493,917

		2,564,427

Oil & Gas Services — 0.3%
Halliburton Co.	23,100	1,040,886

Pipelines — 0.0%
ONEOK, Inc.	1,300	90,779

		3,696,092

Financial — 9.8%
Banks — 0.9%
Capital One Financial Corp.	6,600	606,540
East West Bancorp, Inc.	500	32,600
Northern Trust Corp.	10,050	1,034,045
Pinnacle Financial Partners, Inc.	7,800	478,530
State Street Corp.	7,300	679,557
SVB Financial Group (a)	1,000	288,760
Synovus Financial Corp.	6,800	359,244
Western Alliance Bancorp (a)	1,600	90,576

		3,569,852

Diversified Financial Services — 6.3%
Air Lease Corp.	100	4,197
Alliance Data Systems Corp.	3,370	785,884

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
American Express Co.	7,900	$774,200
Ameriprise Financial, Inc.	7,960	1,113,445
The Charles Schwab Corp.	27,600	1,410,360
CME Group, Inc.	1,470	240,962
Credit Acceptance Corp. (a)	240	84,816
Discover Financial Services	4,700	330,927
E*TRADE Financial Corp. (a)	18,400	1,125,344
Eaton Vance Corp.	900	46,971
Evercore, Inc. Class A	2,100	221,445
Interactive Brokers Group, Inc. Class A	4,100	264,081
Intercontinental Exchange, Inc.	1,250	91,937
Lazard Ltd. Class A	16,600	811,906
LPL Financial Holdings, Inc.	20,000	1,310,800
Mastercard, Inc. Class A	35,280	6,933,226
OneMain Holdings, Inc. (a)	26,000	865,540
Raymond James Financial, Inc.	1,100	98,285
Santander Consumer USA Holdings, Inc.	49,300	941,137
SEI Investments Co.	3,800	237,576
T. Rowe Price Group, Inc.	6,820	791,734
TD Ameritrade Holding Corp.	7,900	432,683
Virtu Financial, Inc. Class A	43,000	1,141,650
Visa, Inc. Class A	40,520	5,366,874

		25,425,980

Insurance — 1.0%
Alleghany Corp.	900	517,473
American International Group, Inc.	200	10,604
Aon PLC	3,000	411,510
Axis Capital Holdings Ltd.	16,000	889,920
Berkshire Hathaway, Inc. Class B (a)	2,900	541,285
Erie Indemnity Co. Class A	70	8,208
Marsh & McLennan Cos., Inc.	200	16,394
The Progressive Corp.	15,900	940,485
RenaissanceRe Holdings Ltd.	5,790	696,653
Voya Financial, Inc.	300	14,100

		4,046,632

Real Estate — 0.3%
CBRE Group, Inc. Class A (a)	25,600	1,222,144

Real Estate Investment Trusts (REITS) — 1.3%
American Tower Corp.	6,045	871,508
Crown Castle International Corp.	10,760	1,160,143
Equinix, Inc.	447	192,161
Equity LifeStyle Properties, Inc.	100	9,190
Extra Space Storage, Inc.	100	9,981
Gaming and Leisure Properties, Inc.	7,400	264,920
Lamar Advertising Co. Class A	300	20,493
Life Storage, Inc.	5,000	486,550
Public Storage	6,510	1,476,858
Simon Property Group, Inc.	4,759	809,934

		5,301,738

		39,566,346

	Number of Shares	Value
Industrial — 10.0%
Aerospace & Defense — 3.7%
The Boeing Co.	28,860	$9,682,818
General Dynamics Corp.	470	87,613
HEICO Corp.	313	22,791
HEICO Corp. Class A	469	28,570
Lockheed Martin Corp.	1,730	511,094
Northrop Grumman Corp.	5,920	1,821,584
Raytheon Co.	7,050	1,361,919
Rockwell Collins, Inc.	10	1,347
Spirit AeroSystems Holdings, Inc. Class A	9,000	773,190
TransDigm Group, Inc.	1,680	579,835

		14,870,761

Building Materials — 0.0%
Eagle Materials, Inc.	210	22,044
Fortune Brands Home & Security, Inc.	200	10,738
Lennox International, Inc.	60	12,009

		44,791

Electrical Components & Equipment — 0.7%
AMETEK, Inc.	10,675	770,308
Emerson Electric Co.	14,710	1,017,049
Energizer Holdings, Inc.	17,500	1,101,800
Universal Display Corp.	1,040	89,440

		2,978,597

Electronics — 1.0%
Amphenol Corp. Class A	100	8,715
FLIR Systems, Inc.	4,000	207,880
Fortive Corp.	8,260	636,929
Gentex Corp.	10,420	239,868
Honeywell International, Inc.	13,920	2,005,176
Mettler-Toledo International, Inc. (a)	130	75,222
National Instruments Corp.	3,300	138,534
Sensata Technologies Holding PLC (a)	5,500	261,690
Waters Corp. (a)	2,550	493,654

		4,067,668

Environmental Controls — 0.1%
Waste Management, Inc.	3,500	284,690

Hand & Machine Tools — 0.0%
Lincoln Electric Holdings, Inc.	500	43,880

Machinery – Construction & Mining — 0.8%
BWX Technologies, Inc.	400	24,928
Caterpillar, Inc.	24,040	3,261,507

		3,286,435

Machinery – Diversified — 0.6%
Cummins, Inc.	8,460	1,125,180
Deere & Co.	800	111,840
Gardner Denver Holdings, Inc. (a)	1,100	32,329

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Graco, Inc.	3,390	$153,296
IDEX Corp.	2,190	298,891
Nordson Corp.	10	1,284
Rockwell Automation, Inc.	4,000	664,920
Roper Technologies, Inc.	130	35,868
Xylem, Inc.	500	33,690

		2,457,298

Miscellaneous – Manufacturing — 0.4%
Donaldson Co., Inc.	100	4,512
Illinois Tool Works, Inc.	8,270	1,145,726
Ingersoll-Rand PLC	4,900	439,677
Parker-Hannifin Corp.	520	81,042

		1,670,957

Packaging & Containers — 0.2%
Berry Plastics Group, Inc. (a)	3,800	174,572
Crown Holdings, Inc. (a)	2,600	116,376
Packaging Corp. of America	2,630	294,008
Sealed Air Corp.	9,300	394,785
Silgan Holdings, Inc.	2,200	59,026

		1,038,767

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	1,460	316,513

Transportation — 2.4%
C.H. Robinson Worldwide, Inc.	300	25,098
CSX Corp.	18,900	1,205,442
Expeditors International of Washington, Inc.	12,200	891,820
FedEx Corp.	5,480	1,244,289
Landstar System, Inc.	1,360	148,512
Old Dominion Freight Line, Inc.	2,180	324,733
Schneider National, Inc. Class B	23,000	632,730
Union Pacific Corp.	23,890	3,384,735
United Parcel Service, Inc. Class B	16,390	1,741,110

		9,598,469

		40,658,826

Technology — 28.2%
Computers — 11.1%
Accenture PLC Class A	20,250	3,312,698
Apple, Inc.	177,493	32,855,729
Cognizant Technology Solutions Corp. Class A	5,200	410,748
Dell Technologies ,Inc. Class V (a)	1,300	109,954
DXC Technology Co.	12,400	999,564
Fortinet, Inc. (a)	21,100	1,317,273
Genpact Ltd.	1,700	49,181
International Business Machines Corp.	25,080	3,503,676
NCR Corp. (a)	5,600	167,888
NetApp, Inc.	17,000	1,335,010
Teradata Corp. (a)	19,600	786,940

		44,848,661

	Number of Shares	Value
Office & Business Equipment — 0.2%
Zebra Technologies Corp. Class A (a)	6,370	$912,503

Semiconductors — 5.0%
Advanced Micro Devices, Inc. (a)	8,200	122,918
Analog Devices, Inc.	4,565	437,875
Applied Materials, Inc.	33,300	1,538,127
Broadcom, Inc.	5,230	1,269,007
IPG Photonics Corp. (a)	660	145,616
KLA-Tencor Corp.	12,380	1,269,321
Lam Research Corp.	8,010	1,384,528
Maxim Integrated Products, Inc.	9,900	580,734
Microchip Technology, Inc.	7,300	663,935
Micron Technology, Inc. (a)	43,800	2,296,872
MKS Instruments, Inc.	3,900	373,230
NVIDIA Corp.	21,200	5,022,280
NXP Semiconductor NV (a)	5,480	598,800
ON Semiconductor Corp. (a)	56,100	1,247,383
Skyworks Solutions, Inc.	1,920	185,568
Teradyne, Inc.	800	30,456
Texas Instruments, Inc.	25,300	2,789,325
Xilinx, Inc.	1,410	92,017

		20,047,992

Software — 11.9%
Activision Blizzard, Inc.	20,300	1,549,296
Adobe Systems, Inc. (a)	22,700	5,534,487
Akamai Technologies, Inc. (a)	9,100	666,393
ANSYS, Inc. (a)	450	78,381
Aspen Technology, Inc. (a)	3,700	343,138
Atlassian Corp. PLC Class A (a)	5,700	356,364
Autodesk, Inc. (a)	280	36,705
Broadridge Financial Solutions, Inc.	560	64,456
Cadence Design Systems, Inc. (a)	9,500	411,445
CDK Global, Inc.	3,500	227,675
Citrix Systems, Inc. (a)	13,580	1,423,727
The Dun & Bradstreet Corp.	10,770	1,320,940
Electronic Arts, Inc. (a)	7,040	992,781
Fair Isaac Corp. (a)	1,190	230,051
Fidelity National Information Services, Inc.	190	20,146
First Data Corp. Class A (a)	44,800	937,664
Fiserv, Inc. (a)	2,280	168,925
Guidewire Software, Inc. (a)	5,400	479,412
Intuit, Inc.	2,710	553,666
Jack Henry & Associates, Inc.	2,840	370,222
Manhattan Associates, Inc. (a)	6,200	291,462
Microsoft Corp.	266,880	26,317,037
MSCI, Inc.	400	66,172
Oracle Corp.	27,600	1,216,056
Paychex, Inc.	3,200	218,720
Red Hat, Inc. (a)	7,140	959,402
salesforce.com, Inc. (a)	2,930	399,652
ServiceNow, Inc. (a)	5,380	927,889

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Splunk, Inc. (a)	800	$79,288
Synopsys, Inc. (a)	300	25,671
Tableau Software, Inc. Class A (a)	1,400	136,850
Take-Two Interactive Software, Inc. (a)	230	27,223
Veeva Systems, Inc. Class A (a)	600	46,116
VMware, Inc. Class A (a)	8,910	1,309,503
Workday, Inc. Class A (a)	3,390	410,596

		48,197,511

		114,006,667

TOTAL COMMON STOCK (Cost $342,518,748)		401,603,529

TOTAL EQUITIES (Cost $342,518,748)		401,603,529

TOTAL LONG-TERM INVESTMENTS (Cost $342,518,748)		401,603,529

	Principal Amount
SHORT-TERM INVESTMENTS — 0.8%
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/18, 0.940%, due 7/02/18 (b)	$3,390,646	3,390,646

Time Deposit — 0.0%
Euro Time Deposit 0.350% 7/02/18	567	567

TOTAL SHORT-TERM INVESTMENTS (Cost $3,391,213)		3,391,213

TOTAL INVESTMENTS — 100.0% (Cost $345,909,961) (c)		404,994,742

Other Assets/(Liabilities) — (0.0)%		(154,380)

NET ASSETS — 100.0%		$404,840,362

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Maturity value of $3,390,912. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 4/30/24, and an aggregate market value, including accrued interest, of $3,460,428.

(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Small Cap Opportunities Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%

COMMON STOCK — 98.8%
Basic Materials — 3.1%
Iron & Steel — 0.9%
Allegheny Technologies, Inc. (a) (b)	81,789	$2,054,540

Mining — 2.2%
Compass Minerals International, Inc. (b)	34,710	2,282,182
Kaiser Aluminum Corp.	28,954	3,014,401

		5,296,583

		7,351,123

Communications — 4.6%
Internet — 3.9%
Etsy, Inc. (a)	78,930	3,330,057
Q2 Holdings, Inc. (a)	51,080	2,914,114
Yelp, Inc. (a)	79,130	3,100,313

		9,344,484

Media — 0.7%
Houghton Mifflin Harcourt Co. (a)	220,263	1,685,012

		11,029,496

Consumer, Cyclical — 13.9%
Airlines — 1.2%
Spirit Airlines, Inc. (a)	77,540	2,818,579

Auto Manufacturers — 0.9%
Navistar International Corp. (a)	49,470	2,014,418

Auto Parts & Equipment — 3.1%
Dorman Products, Inc. (a)	41,290	2,820,520
Visteon Corp. (a)	36,360	4,699,166

		7,519,686

Retail — 8.2%
The Children’s Place, Inc.	23,520	2,841,216
Group 1 Automotive, Inc.	58,350	3,676,050
Jack in the Box, Inc.	28,670	2,440,390
Nu Skin Enterprises, Inc. Class A	28,240	2,208,086
Suburban Propane Partners LP (c)	139,175	3,269,221
Texas Roadhouse, Inc.	44,400	2,908,644
The Wendy’s Co.	133,800	2,298,684

		19,642,291

Storage & Warehousing — 0.5%
Wesco Aircraft Holdings, Inc. (a)	112,858	1,269,653

		33,264,627

Consumer, Non-cyclical — 21.9%
Agriculture — 0.8%
Universal Corp.	30,290	2,000,655

Biotechnology — 3.2%
Emergent BioSolutions, Inc. (a)	37,200	1,878,228
Exact Sciences Corp. (a)	17,620	1,053,500

	Number of Shares	Value
Ligand Pharmaceuticals, Inc. (a)	12,320	$2,552,334
Sage Therapeutics, Inc. (a)	7,904	1,237,213
Senseonics Holdings, Inc. (a)	212,763	874,456

		7,595,731

Commercial Services — 5.8%
ASGN, Inc. (a)	61,019	4,771,076
Korn/Ferry International	94,901	5,877,219
Monro, Inc.	21,150	1,228,815
Paylocity Holding Corp. (a)	34,260	2,016,543

		13,893,653

Health Care – Products — 5.2%
Inogen, Inc. (a)	11,090	2,066,400
Inspire Medical Systems, Inc. (a) (b)	10,720	382,275
Intersect ENT, Inc. (a)	43,900	1,644,055
NxStage Medical, Inc. (a)	43,880	1,224,252
Quidel Corp. (a)	46,400	3,085,600
Repligen Corp. (a)	45,440	2,137,497
Wright Medical Group NV (a) (b)	73,230	1,901,051

		12,441,130

Health Care – Services — 4.2%
Addus HomeCare Corp. (a)	24,696	1,413,846
Amedisys, Inc. (a)	43,260	3,697,000
American Renal Associates Holdings, Inc. (a)	44,370	699,715
Molina Healthcare, Inc. (a)	20,450	2,002,873
Teladoc, Inc. (a) (b)	38,170	2,215,768

		10,029,202

Household Products & Wares — 1.5%
Acco Brands Corp.	253,800	3,515,130

Pharmaceuticals — 1.2%
Galapagos NV (a)	9,062	831,314
TherapeuticsMD, Inc. (a) (b)	210,940	1,316,266
uniQure NV (a)	20,360	769,608

		2,917,188

		52,392,689

Energy — 3.7%
Energy – Alternate Sources — 1.2%
Renewable Energy Group, Inc. (a)	155,414	2,774,140

Oil & Gas — 1.6%
Matador Resources Co. (a)	126,445	3,799,672

Pipelines — 0.9%
Noble Midstream Partners LP (c)	43,750	2,233,875

		8,807,687

Financial — 22.1%
Banks — 7.3%
The Bank of NT Butterfield & Son Ltd.	41,520	1,898,294
BankUnited, Inc.	85,688	3,500,355

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Small Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Chemical Financial Corp.	44,213	$2,461,338
Columbia Banking System, Inc.	40,540	1,658,086
Customers Bancorp, Inc. (a)	48,500	1,376,430
FCB Financial Holdings, Inc. Class A (a)	38,436	2,260,037
IBERIABANK Corp.	30,330	2,299,014
Webster Financial Corp.	31,930	2,033,941

		17,487,495

Diversified Financial Services — 1.0%
Stifel Financial Corp.	47,760	2,495,460

Insurance — 0.5%
James River Group Holdings Ltd.	29,012	1,139,881

Real Estate — 0.8%
Realogy Holdings Corp. (b)	86,120	1,963,536

Real Estate Investment Trusts (REITS) — 7.7%
Brandywine Realty Trust	181,220	3,058,994
CYS Investments, Inc.	412,930	3,096,975
DiamondRock Hospitality Co.	299,710	3,680,439
EPR Properties	22,860	1,481,099
Four Corners Property Trust, Inc.	139,760	3,442,289
National Storage Affiliates Trust	120,550	3,715,351

		18,475,147

Savings & Loans — 4.8%
Beneficial Bancorp, Inc.	92,810	1,503,522
Berkshire Hills Bancorp, Inc.	49,490	2,009,294
OceanFirst Financial Corp.	71,222	2,133,811
Sterling Bancorp	107,500	2,526,250
WSFS Financial Corp.	62,020	3,305,666

		11,478,543

		53,040,062

Industrial — 12.9%
Building Materials — 2.2%
Masonite International Corp. (a)	38,988	2,801,288
Summit Materials, Inc. Class A (a)	93,130	2,444,662

		5,245,950

Electrical Components & Equipment — 2.1%
Energizer Holdings, Inc.	19,970	1,257,311
Generac Holdings, Inc. (a)	73,150	3,784,050

		5,041,361

Engineering & Construction — 2.7%
Dycom Industries, Inc. (a)	26,980	2,549,880
KBR, Inc.	132,518	2,374,723
TopBuild Corp. (a)	18,980	1,486,893

		6,411,496

Environmental Controls — 0.9%
Advanced Disposal Services, Inc. (a)	85,303	2,113,808

Machinery – Diversified — 0.6%
The Manitowoc Co., Inc. (a)	51,433	1,330,057

	Number of Shares	Value
Metal Fabricate & Hardware — 1.1%
Rexnord Corp. (a)	93,730	$2,723,794

Miscellaneous – Manufacturing — 0.6%
EnPro Industries, Inc.	21,560	1,508,122

Transportation — 1.6%
CryoPort, Inc. (a) (b)	45,950	725,091
Genesee & Wyoming, Inc. Class A (a)	39,630	3,222,712

		3,947,803

Trucking & Leasing — 1.1%
The Greenbrier Cos., Inc.	50,100	2,642,775

		30,965,166

Technology — 13.9%
Computers — 3.7%
CACI International, Inc. Class A (a)	27,846	4,693,443
Perspecta, Inc.	72,821	1,496,472
Teradata Corp. (a)	64,090	2,573,213

		8,763,128

Semiconductors — 3.5%
Brooks Automation, Inc.	76,870	2,507,499
MKS Instruments, Inc.	32,340	3,094,938
Semtech Corp. (a)	60,890	2,864,875

		8,467,312

Software — 6.7%
Blackline, Inc. (a)	44,630	1,938,281
Envestnet, Inc. (a)	34,310	1,885,334
j2 Global, Inc.	45,656	3,954,266
Pegasystems, Inc.	45,742	2,506,662
SendGrid, Inc. (a)	65,715	1,742,762
Zynga, Inc. Class A (a)	981,940	3,996,496

		16,023,801

		33,254,241

Utilities — 2.7%
Electric — 2.7%
Black Hills Corp.	59,460	3,639,547
NorthWestern Corp.	47,330	2,709,642

		6,349,189

TOTAL COMMON STOCK (Cost $197,434,034)		236,454,280

TOTAL EQUITIES (Cost $197,434,034)		236,454,280

MUTUAL FUNDS — 4.8%
Diversified Financial Services — 4.8%
State Street Navigator Securities Lending Prime Portfolio (d)	11,570,359	11,570,359

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Small Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value

TOTAL MUTUAL FUNDS (Cost $11,570,359)		$11,570,359

TOTAL LONG-TERM INVESTMENTS (Cost $209,004,393)		248,024,639

	Principal Amount
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/18, 0.940%, due 7/02/18 (e)	$2,965,987	2,965,987

TOTAL SHORT-TERM INVESTMENTS (Cost $2,965,987)		2,965,987

TOTAL INVESTMENTS — 104.8% (Cost $211,970,380) (f)		250,990,626

Other Assets/(Liabilities) — (4.8)%		(11,532,695)

NET ASSETS — 100.0%		$239,457,931

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2018, was $11,274,819 or 4.71% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(c)	Security is a Master Limited Partnership.
(d)	Represents investment of security lending collateral. (Note 2).
(e)

Maturity value of $2,966,219. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 1/31/24, and an aggregate market value, including accrued interest, of $3,025,629.

(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Global Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.4%

COMMON STOCK — 97.9%
Cayman Islands — 2.6%
Baidu, Inc. Sponsored ADR (a)	11,870	$2,884,410
JD.com, Inc. ADR (a)	140,123	5,457,791

		8,342,201

Denmark — 0.6%
FLSmidth & Co. A/S	32,398	1,937,535

France — 6.2%
Kering SA	12,190	6,875,846
LVMH Moet Hennessy Louis Vuitton SE	30,170	10,029,074
Societe Generale SA	71,400	3,006,499

		19,911,419

Germany — 7.4%
Allianz SE Registered	25,634	5,296,968
Bayer AG Registered	32,000	3,525,649
Linde AG	13,961	3,331,554
Puma SE	1,143	668,733
SAP SE	62,451	7,214,777
Siemens AG Registered	27,486	3,632,252

		23,669,933

India — 2.4%
DLF Ltd.	1,901,078	5,218,763
ICICI Bank Ltd. Sponsored ADR	294,650	2,366,039

		7,584,802

Italy — 0.3%
Brunello Cucinelli SpA	21,950	979,424

Japan — 14.3%
Capcom Co. Ltd.	80,500	1,983,421
Dai-ichi Life Holdings, Inc.	149,400	2,657,420
FANUC Corp.	11,200	2,220,593
Keyence Corp.	8,600	4,850,284
Kyocera Corp.	54,400	3,056,604
MinebeaMitsumi, Inc.	106,000	1,786,025
Murata Manufacturing Co. Ltd.	38,610	6,481,874
Nidec Corp.	53,800	8,060,416
Nintendo Co. Ltd.	8,000	2,610,909
Omron Corp.	55,900	2,599,247
Renesas Electronics Corp. (a)	166,700	1,631,054
Suzuki Motor Corp.	60,500	3,336,446
TDK Corp.	45,400	4,629,404

		45,903,697

Netherlands — 3.5%
Airbus SE	90,760	10,607,893
uniQure NV (a)	20,410	771,498

		11,379,391

	Number of Shares	Value
Spain — 3.0%
Banco Bilbao Vizcaya Argentaria SA	214,458	$1,514,711
Industria de Diseno Textil SA	156,310	5,333,661
International Consolidated Airlines Group SA	321,240	2,803,516

		9,651,888

Sweden — 1.2%
Assa Abloy AB Class B	180,170	3,834,399

Switzerland — 2.4%
Credit Suisse Group AG Registered	219,743	3,297,800
UBS Group AG Registered	287,466	4,422,686

		7,720,486

United Kingdom — 6.1%
Circassia Pharmaceuticals PLC (a) (b)	647,107	717,973
Earthport PLC (a)	1,793,362	242,364
International Game Technology PLC (b)	95,782	2,225,973
Prudential PLC	242,262	5,535,372
Shire Ltd.	26,300	1,479,050
TechnipFMC PLC	92,890	2,951,939
Unilever PLC	115,046	6,363,996

		19,516,667

United States — 47.9%
3M Co.	22,360	4,398,659
ACADIA Pharmaceuticals, Inc. (a) (b)	66,150	1,010,111
Adobe Systems, Inc. (a)	37,900	9,240,399
Aetna, Inc.	42,500	7,798,750
Agilent Technologies, Inc.	35,740	2,210,162
Alphabet, Inc. Class A (a)	17,310	19,546,279
Amazon.com, Inc. (a)	560	951,888
AnaptysBio, Inc. (a)	16,300	1,157,952
Anthem, Inc.	29,270	6,967,138
Biogen, Inc. (a)	9,860	2,861,766
Bluebird Bio, Inc. (a)	11,780	1,848,871
Blueprint Medicines Corp. (a)	24,810	1,574,939
Centene Corp. (a)	21,980	2,708,156
Citigroup, Inc.	105,150	7,036,638
Colgate-Palmolive Co.	100,410	6,507,572
Equifax, Inc.	17,520	2,191,927
Facebook, Inc. Class A (a)	42,180	8,196,418
FNF Group	62,160	2,338,459
Gilead Sciences, Inc.	33,720	2,388,725
GlycoMimetics, Inc. (a) (b)	43,820	706,817
The Goldman Sachs Group, Inc.	20,500	4,521,685
Intuit, Inc.	39,800	8,131,339
Ionis Pharmaceuticals, Inc. (a)	43,490	1,812,228
Loxo Oncology, Inc. (a)	15,870	2,753,128
MacroGenics, Inc. (a)	60,790	1,255,314

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Maxim Integrated Products, Inc.	118,780	$6,967,635
Mirati Therapeutics, Inc. (a) (b)	7,894	389,174
Newell Brands, Inc.	135,360	3,490,934
PayPal Holdings, Inc. (a)	62,838	5,232,520
S&P Global, Inc.	43,830	8,936,499
Sage Therapeutics, Inc. (a)	20,680	3,237,040
Tiffany & Co.	38,800	5,106,080
United Parcel Service, Inc. Class B	29,610	3,145,470
The Walt Disney Co.	40,740	4,269,959
Zimmer Biomet Holdings, Inc.	26,060	2,904,126

		153,794,757

TOTAL COMMON STOCK (Cost $188,213,767)		314,226,599

PREFERRED STOCK — 1.5%
Germany — 1.5%
Bayerische Motoren Werke AG 5.600%	60,307	4,807,923

India — 0.0%
Zee Entertainment Enterprises Ltd. 6.000%	573,050	64,486

TOTAL PREFERRED STOCK (Cost $3,241,358)		4,872,409

TOTAL EQUITIES (Cost $191,455,125)		319,099,008

MUTUAL FUNDS — 2.2%
United States — 2.2%
Oppenheimer Institutional Government Money Market Fund Class E (c)	2,565,541	2,565,541
State Street Navigator Securities Lending Prime Portfolio (d)	4,443,835	4,443,835

		7,009,376

TOTAL MUTUAL FUNDS (Cost $7,009,376)		7,009,376

TOTAL LONG-TERM INVESTMENTS (Cost $198,464,501)		326,108,384

TOTAL INVESTMENTS — 101.6% (Cost $198,464,501) (e)		326,108,384

Other Assets/(Liabilities) — (1.6)%		(5,164,013)

NET ASSETS — 100.0%		$320,944,371

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2018, was $4,302,277 or 1.34% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(c)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier International Equity Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.5%

COMMON STOCK — 98.5%
Australia — 1.6%
CSL Ltd.	56,800	$8,120,225

Austria — 1.4%
ams AG (a)	93,916	6,955,942

Brazil — 0.3%
Cielo SA	407,500	1,736,928

Canada — 4.3%
Alimentation Couche-Tard, Inc. Class B	102,091	4,434,958
CCL Industries, Inc. Class B	132,916	6,516,134
Dollarama, Inc.	127,888	4,957,344
Saputo, Inc.	180,693	5,999,505

		21,907,941

Cayman Islands — 3.7%
Alibaba Group Holding Ltd. Sponsored ADR (b)	18,410	3,415,607
Baidu, Inc. Sponsored ADR (b)	25,360	6,162,480
JD.com, Inc. ADR (b)	120,780	4,704,381
WH Group Ltd. (c)	5,442,500	4,400,252

		18,682,720

Denmark — 3.9%
Novo Nordisk A/S Class B	146,387	6,761,500
Novozymes A/S Class B	80,675	4,084,724
Pandora A/S	48,270	3,373,565
William Demant Holding A/S (b)	136,089	5,473,120

		19,692,909

Finland — 1.5%
Nokia OYJ	1,281,325	7,350,569

France — 13.3%
Atos SE	60,890	8,297,393
Dassault Systemes SE	37,921	5,306,477
Edenred	178,361	5,628,932
Essilor International Cie Generale d’Optique SA	29,918	4,221,195
Hermes International	11,146	6,812,442
Iliad SA	22,400	3,536,848
Legrand SA	75,360	5,519,675
LVMH Moet Hennessy Louis Vuitton SE	24,110	8,014,616
Pernod Ricard SA (a)	36,365	5,935,312
Seb SA (d)	35,867	6,266,068
Technicolor SA Registered (a) (b)	634,410	779,853
Valeo SA	126,954	6,929,524

		67,248,335

Germany — 13.2%
Bayer AG Registered	56,528	6,228,059
Bayerische Motoren Werke AG	50,104	4,544,588

	Number of Shares	Value
Brenntag AG	82,042	$4,569,543
Continental AG	34,549	7,896,714
Infineon Technologies AG	489,745	12,480,311
ProSiebenSat.1 Media SE	168,614	4,275,324
SAP SE	96,754	11,177,700
Scout24 AG (c)	125,893	6,677,271
Siemens Healthineers AG (b) (c)	97,092	4,007,766
United Internet AG Registered	85,571	4,899,625

		66,756,901

India — 2.9%
Hero MotoCorp Ltd.	149,403	7,557,149
ICICI Bank Ltd. Sponsored ADR	889,648	7,143,874

		14,701,023

Ireland — 0.6%
James Hardie Industries PLC	177,600	2,989,408

Japan — 11.3%
Hitachi Ltd.	965,000	6,797,516
Hoya Corp.	93,200	5,293,156
Keyence Corp.	13,000	7,331,824
Koito Manufacturing Co. Ltd.	101,300	6,682,960
Kubota Corp.	319,600	5,018,778
Nidec Corp.	43,700	6,547,215
Nippon Telegraph & Telephone Corp.	194,400	8,833,419
Nitori Holdings Co. Ltd.	36,000	5,615,402
Subaru Corp.	177,700	5,169,798

		57,290,068

Luxembourg — 1.2%
SES SA	334,890	6,128,998

Netherlands — 8.3%
Aalberts Industries NV	129,618	6,202,058
Airbus SE	54,090	6,321,958
ASML Holding NV	41,137	8,113,082
Boskalis Westminster	194,326	5,655,280
Heineken NV	50,734	5,086,646
Koninklijke Vopak NV	44,453	2,051,964
STMicroelectronics NV	378,010	8,399,359

		41,830,347

Panama — 1.3%
Carnival Corp.	114,190	6,544,229

South Africa — 0.7%
The SPAR Group Ltd.	276,100	3,728,961

Spain — 4.3%
Amadeus IT Group SA	74,868	5,898,954
Grifols SA	249,151	7,472,340
Prosegur Cash SA (c)	1,306,798	3,510,999
Prosegur Cia de Seguridad SA	778,241	5,078,114

		21,960,407

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sweden — 2.3%
Atlas Copco AB Class A (a)	152,594	$4,422,744
Epiroc AB Class A (b)	201,323	2,112,636
Swedish Match AB	103,338	5,115,309

		11,650,689

Switzerland — 9.8%
Barry Callebaut AG Registered	2,587	4,645,477
Cie Financiere Richemont SA Registered	49,301	4,176,624
Lonza Group AG Registered	24,088	6,398,751
Roche Holding AG	19,602	4,361,743
Sika AG Registered	37,500	5,167,750
Sonova Holding AG Registered	28,142	5,048,530
Temenos Group AG Registered	73,128	11,058,500
UBS Group AG Registered	178,921	2,752,713
VAT Group AG (c)	43,108	5,762,136

		49,372,224

Thailand — 0.9%
CP ALL PCL	1,962,900	4,310,322

United Kingdom — 11.7%
Bunzl PLC	241,341	7,308,493
Domino’s Pizza Group PLC	934,280	4,266,396
Essentra PLC (a)	415,685	2,634,826
Ferguson PLC	40,795	3,310,268
Intertek Group PLC	53,380	4,025,728
Melrose Industries PLC	708,773	1,988,974
Prudential PLC	263,893	6,029,612
Reckitt Benckiser Group PLC	79,121	6,504,176
Spectris PLC	76,543	2,631,609
TechnipFMC PLC	174,164	5,534,735
TP ICAP PLC	594,207	3,302,293
Travis Perkins PLC	188,121	3,530,758
The Weir Group PLC	137,416	3,625,200
Whitbread PLC	87,565	4,574,362

		59,267,430

TOTAL COMMON STOCK (Cost $413,228,033)		498,226,576

PREFERRED STOCK — 0.0%
India — 0.0%
Zee Entertainment Enterprises Ltd. 6.000%	653,347	73,521

TOTAL PREFERRED STOCK (Cost $19,495)		73,521

TOTAL EQUITIES (Cost $413,247,528)		498,300,097

	Number of Shares	Value
MUTUAL FUNDS — 2.7%
United States — 2.7%
Oppenheimer Institutional Government Money Market Fund Class E (e)	3,352,377	$3,352,377
State Street Navigator Securities Lending Prime Portfolio (f)	10,215,497	10,215,497

		13,567,874

TOTAL MUTUAL FUNDS (Cost $13,567,874)		13,567,874

TOTAL LONG-TERM INVESTMENTS (Cost $426,815,402)		511,867,971

TOTAL INVESTMENTS — 101.2% (Cost $426,815,402) (g)		511,867,971

Other Assets/(Liabilities) — (1.2)%		(6,215,912)

NET ASSETS — 100.0%		$505,652,059

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2018, was $9,705,542 or 1.92% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(b)	Non-income producing security.
(c)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to a value of $24,358,424 or 4.82% of net assets.

(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2018, these securities amounted to a value of $6,266,068 or 1.24% of net assets.
(e)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(f)	Represents investment of security lending collateral. (Note 2).
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.8%

COMMON STOCK — 95.7%
Belgium — 0.3%
Anheuser-Busch InBev SA/NV	6,565	$662,271

Bermuda — 2.5%
Credicorp Ltd.	14,210	3,198,955
Jardine Strategic Holdings Ltd.	92,114	3,355,813

		6,554,768

Brazil — 3.6%
Atacadao Distribuicao Comercio e Industria Ltda	656,800	2,565,685
B3 SA — Brasil Bolsa Balcao	672,000	3,545,739
Itau Unibanco Holding SA Sponsored ADR	111,360	1,155,917
Vale SA Sponsored ADR	166,660	2,136,581

		9,403,922

Cayman Islands — 18.9%
3SBio, Inc. (a)	195,000	440,851
Alibaba Group Holding Ltd. Sponsored ADR (b)	79,721	14,790,637
BEST, Inc. ADR (b) (c)	40,444	494,226
Ctrip.com International Ltd. ADR (b)	112,230	5,345,515
Huazhu Group Ltd. ADR	137,414	5,770,014
Hutchison China MediTech Ltd. ADR (b) (c)	16,970	511,476
JD.com, Inc. ADR (b)	35,391	1,378,479
New Oriental Education & Technology Group, Inc. Sponsored ADR	23,880	2,260,481
Ping An Healthcare and Technology Co. Ltd. (a) (b)	19,420	123,640
Sunny Optical Technology Group Co. Ltd.	36,000	661,960
Tencent Holdings Ltd.	263,593	13,126,447
Vipshop Holdings Ltd. ADR (b)	110,170	1,195,344
Want Want China Holdings Ltd.	254,000	224,407
Wuxi Biologics Cayman, Inc. (a) (b)	54,500	604,289
ZTO Express Cayman, Inc. ADR	104,780	2,095,600

		49,023,366

Chile — 0.2%
Banco de Chile	2,742,778	423,971
SACI Falabella	20,298	186,020

		609,991

China — 5.7%
China International Capital Corp. Ltd. Class H (a)	568,800	1,010,405
Dong-E-E-Jiao Co. Ltd.	155,700	1,262,519
Jiangsu Hengrui Medicine Co. Ltd. Class A	404,753	4,623,677
Kweichow Moutai Co. Ltd. Class A	27,154	2,994,098

	Number of Shares	Value
Sinopharm Group Co. Ltd. Class H	1,189,600	$4,772,064

		14,662,763

Colombia — 0.8%
Grupo Aval Acciones y Valores SA ADR	186,460	1,545,754
Grupo de Inversiones Suramericana SA	40,817	523,607

		2,069,361

Egypt — 0.5%
Commercial International Bank Egypt SAE	252,448	1,194,470

France — 5.8%
Kering SA	15,363	8,665,597
LVMH Moet Hennessy Louis Vuitton SE	19,518	6,488,149

		15,153,746

Germany — 0.3%
Puma SE	1,276	746,547

Hong Kong — 2.9%
AIA Group Ltd.	780,000	6,752,644
Hong Kong Exchanges & Clearing Ltd.	26,631	797,958

		7,550,602

India — 10.9%
Apollo Hospitals Enterprise Ltd.	81,318	1,248,772
Biocon Ltd.	174,243	1,570,081
Cholamandalam Investment & Finance Co. Ltd.	46,727	1,032,122
Dalmia Bharat Ltd.	9,749	325,322
Housing Development Finance Corp. Ltd.	285,117	7,935,947
Kotak Mahindra Bank Ltd.	385,588	7,552,419
Reliance Industries Ltd.	22,938	325,499
Tata Consultancy Services Ltd.	110,038	2,956,846
UltraTech Cement Ltd.	32,451	1,796,594
Zee Entertainment Enterprises Ltd.	449,321	3,566,118

		28,309,720

Indonesia — 1.2%
Astra International Tbk PT	1,013,500	465,711
Bank Central Asia Tbk PT	596,000	891,791
Bank Mandiri Persero Tbk PT	1,770,300	841,372
Indocement Tunggal Prakarsa Tbk PT	862,000	819,239

		3,018,113

Italy — 1.3%
PRADA SpA	739,300	3,401,395

Malaysia — 0.5%
Genting Bhd	673,800	1,401,619

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mexico — 4.5%
Fomento Economico Mexicano SAB de CV	425,204	$3,736,867
Fomento Economico Mexicano SAB de CV Sponsored ADR	19,420	1,704,882
Grupo Aeroportuario del Sureste SAB de CV Class B	81,691	1,297,743
Grupo Financiero Inbursa SAB de CV Class O	1,437,616	2,019,586
Grupo Mexico SAB de CV Series B	1,004,205	2,846,223

		11,605,301

Netherlands — 0.7%
Steinhoff International Holdings NV (b) (c)	796,978	74,869
Yandex NV Class A (b)	48,990	1,758,741

		1,833,610

Philippines — 3.5%
Ayala Corp.	51,210	882,561
Ayala Land, Inc.	2,146,200	1,523,794
Jollibee Foods Corp.	295,320	1,455,242
SM Investments Corp.	183,000	2,999,059
SM Prime Holdings, Inc.	3,192,600	2,148,124

		9,008,780

Republic of Korea — 8.9%
Amorepacific Corp.	7,095	2,050,832
AMOREPACIFIC Group	4,020	445,070
Kakao Corp.	8,591	881,352
LG Household & Health Care Ltd.	3,963	4,961,342
NAVER Corp.	8,269	5,651,036
Netmarble Corp. (a)	7,317	998,075
Samsung Biologics Co. Ltd. (a) (b)	7,552	2,823,718
Samsung Electronics Co. Ltd.	124,050	5,179,826

		22,991,251

Russia — 6.5%
LUKOIL PJSC Sponsored ADR (c)	6,880	474,238
LUKOIL PJSC Sponsored ADR	14,672	1,001,395
Magnit PJSC	35,823	2,626,814
Novatek PJSC Sponsored GDR Registered	62,732	9,292,215
Polyus PJSC GDR (a) (d)	16,700	548,595
Sberbank of Russia PJSC	657,678	2,268,009
Sberbank of Russia PJSC Sponsored ADR	48,460	697,594

		16,908,860

South Africa — 2.4%
FirstRand Ltd.	934,641	4,346,207
Shoprite Holdings Ltd.	123,167	1,974,917

		6,321,124

Spain — 0.1%
Prosegur Cash SA (a)	118,573	318,572

	Number of Shares	Value
Taiwan — 5.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,911,000	$13,596,098

Turkey — 0.8%
Anadolu Efes Biracilik Ve Malt Sanayii AS	263,117	1,351,549
BIM Birlesik Magazalar AS	44,916	656,456

		2,008,005

United Arab Emirates — 1.8%
DP World Ltd.	150,853	3,473,463
Emaar Properties PJSC	853,215	1,143,347

		4,616,810

United Kingdom — 4.1%
Glencore PLC	1,947,025	9,231,201
Mediclinic International PLC	196,120	1,362,284

		10,593,485

United States — 1.8%
MercadoLibre, Inc.	2,760	825,047
Snap, Inc. Class A (b) (c)	190,761	2,497,061
Yum China Holdings, Inc.	33,060	1,271,488

		4,593,596

TOTAL COMMON STOCK (Cost $208,888,688)		248,158,146

PREFERRED STOCK — 1.1%
Brazil — 1.1%
Lojas Americanas SA 0.410%	661,620	2,845,696

India — 0.0%
Zee Entertainment Enterprises Ltd. 6.000%	612,906	68,970

TOTAL PREFERRED STOCK (Cost $3,264,185)		2,914,666

TOTAL EQUITIES (Cost $212,152,873)		251,072,812

MUTUAL FUNDS — 1.3%
United States — 1.3%
State Street Navigator Securities Lending Prime Portfolio (e)	3,315,590	3,315,590

TOTAL MUTUAL FUNDS (Cost $3,315,590)		3,315,590

TOTAL LONG-TERM INVESTMENTS (Cost $215,468,463)		254,388,402

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Principal Amount	Value

SHORT-TERM INVESTMENTS — 3.7%
Repurchase Agreement — 3.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/18, 0.940%, due 7/02/18 (f)	$9,558,358	$9,558,358

Time Deposit — 0.0%
Euro Time Deposit 0.350% 7/02/18	778	778

TOTAL SHORT-TERM INVESTMENTS (Cost $9,559,136)		9,559,136

TOTAL INVESTMENTS — 101.8% (Cost $225,027,599) (g)		263,947,538

Other Assets/(Liabilities) — (1.8)%		(4,713,340)

NET ASSETS — 100.0%		$259,234,198

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to a value of $6,868,145 or 2.65% of net assets.

(b)	Non-income producing security.
(c)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2018, was $3,221,878 or 1.24% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2018, these securities amounted to a value of $548,595 or 0.21% of net assets.
(e)	Represents investment of security lending collateral. (Note 2).
(f)

Maturity value of $9,559,107. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 12/31/23, and an aggregate market value, including accrued interest, of $9,754,385.

(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MassMutual Premier Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Premier U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)

MassMutual Premier Short-Duration Bond Fund (“Short-Duration Bond Fund”)

MassMutual Premier Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MassMutual Premier Core Bond Fund (“Core Bond Fund”)

MassMutual Premier Diversified Bond Fund (“Diversified Bond Fund”)

MassMutual Premier High Yield Fund (“High Yield Fund”)

MassMutual Premier Balanced Fund (“Balanced Fund”)

MassMutual Premier Disciplined Value Fund (“Disciplined Value Fund”)

MassMutual Premier Main Street Fund (“Main Street Fund”)

MassMutual Premier Disciplined Growth Fund (“Disciplined Growth Fund”)

MassMutual Premier Small Cap Opportunities Fund (“Small Cap Opportunities Fund”)

MassMutual Premier Global Fund (“Global Fund”)

MassMutual Premier International Equity Fund (“International Equity Fund”)

MassMutual Premier Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (with the exception of debt securities held by the U.S. Government Money Market Fund) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day. The U.S. Government Money Market Fund’s debt securities are typically valued at amortized cost, but may be valued using a vendor quote if the Fund’s investment adviser determines it more closely approximates current market value, in accordance with Rule 2a-7 under the 1940 Act pursuant to which the U.S. Government Money Market Fund must adhere to certain conditions. It is the intention of the U.S. Government Money Market Fund to maintain a stable net asset value per share of $1.00, although this cannot be assured.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market,

[1]

The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Notes to Portfolio of Investments (Unaudited) (Continued)

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. Government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The U.S. Government Money Market Fund characterized all investments at Level 2, as of June 30, 2018. The Disciplined Value Fund and Disciplined Growth Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of June 30, 2018. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of June 30, 2018, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3		Total
Short-Duration Bond Fund
Asset Investments
Corporate Debt	$-	$289,109,745	$-		$289,109,745
Municipal Obligations	-	137,760	-		137,760
Non-U.S. Government Agency Obligations	-	282,128,533	7,748,193	**	289,876,726
U.S. Government Agency Obligations and Instrumentalities	-	6,123,456	-		6,123,456
U.S. Treasury Obligations	-	13,875,035	-		13,875,035
Purchased Options	-	5,252,810	-		5,252,810
Short-Term Investments	-	39,144,027	-		39,144,027

Total Investments	$-	$635,771,366	$7,748,193		$643,519,559

Asset Derivatives
Futures Contracts	$861,371	$-	$-		$861,371

Liability Derivatives
Futures Contracts	$(1,427,962)	$-	$-		$(1,427,962)
Swap Agreements	-	(313,288)	-		(313,288)

Total	$(1,427,962)	$(313,288)	$-		$(1,741,250)

Inflation-Protected and Income Fund
Asset Investments
Corporate Debt	$-	$7,489,375	$-		$7,489,375
Municipal Obligations	-	93,677	-		93,677
Non-U.S. Government Agency Obligations	-	126,317,301	996,594	**	127,313,895
U.S. Government Agency Obligations and Instrumentalities	-	1,979,244	-		1,979,244
U.S. Treasury Obligations	-	242,997,291	-		242,997,291
Purchased Options	-	1,625,382	-		1,625,382
Short-Term Investments	-	87,876,730	-		87,876,730

Total Investments	$-	$468,379,000	$996,594		$469,375,594

Asset Derivatives
Swap Agreements	$-	$169,967	$-		$169,967

Liability Derivatives
Futures Contracts	$(41,345)	$-	$-		$(41,345)
Swap Agreements	-	(160,658)	-		(160,658)

Total	$(41,345)	$(160,658)	$-		$(202,003)

Core Bond Fund
Asset Investments
Preferred Stock	$3,381,300	$-	$-		$3,381,300
Corporate Debt	-	424,327,505	-		424,327,505
Municipal Obligations	-	6,819,651	-		6,819,651
Non-U.S. Government Agency Obligations	-	338,740,031	18,356,012	**	357,096,043
Sovereign Debt Obligations	-	8,467,378	-		8,467,378
U.S. Government Agency Obligations and Instrumentalities	-	298,349,901	-		298,349,901
U.S. Treasury Obligations	-	21,100,889	-		21,100,889
Purchased Options	-	9,754,527	-		9,754,527
Short-Term Investments	-	73,295,020	-		73,295,020

Total Investments	$3,381,300	$1,180,854,902	$18,356,012		$1,202,592,214

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total

Core Bond Fund (Continued)
Asset Derivatives
Futures Contracts	$2,605,525	$-	$-		$2,605,525

Liability Derivatives
Futures Contracts	$(278,653)	$-	$-		$(278,653)
Swap Agreements	-	(687,782)	-		(687,782)

Total	$(278,653)	$(687,782)	$-		$(966,435)

Diversified Bond Fund
Asset Investments
Common Stock	$-	$-	$807	**	$807
Preferred Stock	260,100	-	-		260,100
Corporate Debt	-	86,762,038	-		86,762,038
Municipal Obligations	-	409,925	-		409,925
Non-U.S. Government Agency Obligations	-	55,496,721	3,318,190	**	58,814,911
Sovereign Debt Obligations	-	1,547,939	-		1,547,939
U.S. Government Agency Obligations and Instrumentalities	-	46,668,659	-		46,668,659
U.S. Treasury Obligations	-	10,257,495	-		10,257,495
Purchased Options	-	2,530,803	-		2,530,803
Warrants	-	-	3,875	**	3,875
Short-Term Investments	-	19,326,854	-		19,326,854

Total Investments	$260,100	$223,000,434	$3,322,872		$226,583,406

Asset Derivatives
Forward Contracts	$-	$139,041	$-		$139,041
Futures Contracts	616,820	-	-		616,820

Total	$616,820	$139,041	$-		$755,861

Liability Derivatives
Forward Contracts	$-	$(298,456)	$-		$(298,456)
Futures Contracts	(87,472)	-	-		(87,472)
Swap Agreements	-	(100,626)	-		(100,626)

Total	$(87,472)	$(399,082)	$-		$(486,554)

High Yield Fund
Asset Investments
Common Stock	$2,796,664	$-	$9,899	**	$2,806,563
Preferred Stock	-	1,850,344	-		1,850,344
Bank Loans	-	16,084,180	-		16,084,180
Corporate Debt	-	438,211,933	-		438,211,933
Short-Term Investments	-	3,943,477	-		3,943,477

Total Investments	$2,796,664	$460,089,934	$9,899		$462,896,497

Balanced Fund
Asset Investments
Common Stock	$70,379,470	$-	$-		$70,379,470
Preferred Stock	130,050	-	-		130,050
Corporate Debt	-	9,828,055	-		9,828,055
Municipal Obligations	-	214,024	-		214,024

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total

Balanced Fund (Continued)
Asset Investments (Continued)
Non-U.S. Government Agency Obligations	$-	$8,362,021		$90,621	**	$8,452,642
Sovereign Debt Obligations	-	226,130		-		226,130
U.S. Government Agency Obligations and Instrumentalities	-	7,213,235		-		7,213,235
U.S. Treasury Obligations	-	1,169,397		-		1,169,397
Purchased Options	-	248,246		-		248,246
Mutual Funds	10,413,273	-		-		10,413,273
Short-Term Investments	-	4,041,146		-		4,041,146

Total Investments	$80,922,793	$31,302,254		$90,621		$112,315,668

Asset Derivatives
Futures Contracts	$59,653	$-		$-		$59,653

Liability Derivatives
Futures Contracts	$(92,767)	$-		$-		$(92,767)
Swap Agreements	-	(16,598)		-		(16,598)

Total	$(92,767)	$(16,598)		$-		$(109,365)

Main Street Fund
Asset Investments
Common Stock	$125,062,662	$1,922,025	*	$-		$126,984,687
Mutual Funds	2,437,091	-		-		2,437,091
Short-Term Investments	-	1,719,860		-		1,719,860

Total Investments	$127,499,753	$3,641,885		$-		$131,141,638

Small Cap Opportunities Fund
Asset Investments
Common Stock	$235,622,966	$831,314	*	$-		$236,454,280
Mutual Funds	11,570,359	-		-		11,570,359
Short-Term Investments	-	2,965,987		-		2,965,987

Total Investments	$247,193,325	$3,797,301		$-		$250,990,626

Global Fund
Asset Investments
Common Stock*
Cayman Islands	$8,342,201	$-		$-		$8,342,201
Denmark	-	1,937,535		-		1,937,535
France	-	19,911,419		-		19,911,419
Germany	668,733	23,001,200		-		23,669,933
India	2,366,039	5,218,763		-		7,584,802
Italy	-	979,424		-		979,424
Japan	-	45,903,697		-		45,903,697
Netherlands	771,498	10,607,893		-		11,379,391
Spain	-	9,651,888		-		9,651,888
Sweden	-	3,834,399		-		3,834,399
Switzerland	-	7,720,486		-		7,720,486
United Kingdom	2,225,973	17,290,694		-		19,516,667
United States	153,794,757	-		-		153,794,757

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total

Global Fund (Continued)
Asset Investments (Continued)
Preferred Stock*
Germany	$-	$4,807,923	$-	$4,807,923
India	64,486	-	-	64,486
Mutual Funds	7,009,376	-	-	7,009,376

Total Investments	$175,243,063	$150,865,321	$-	$326,108,384

International Equity Fund
Asset Investments
Common Stock*
Australia	$-	$8,120,225	$-	$8,120,225
Austria	-	6,955,942	-	6,955,942
Brazil	1,736,928	-	-	1,736,928
Canada	21,907,941	-	-	21,907,941
Cayman Islands	14,282,468	4,400,252	-	18,682,720
Denmark	-	19,692,909	-	19,692,909
Finland	-	7,350,569	-	7,350,569
France	-	67,248,335	-	67,248,335
Germany	-	66,756,901	-	66,756,901
India	7,143,874	7,557,149	-	14,701,023
Ireland	-	2,989,408	-	2,989,408
Japan	-	57,290,068	-	57,290,068
Luxembourg	-	6,128,998	-	6,128,998
Netherlands	-	41,830,347	-	41,830,347
Panama	6,544,229	-	-	6,544,229
South Africa	-	3,728,961	-	3,728,961
Spain	-	21,960,407	-	21,960,407
Sweden	2,112,636	9,538,053	-	11,650,689
Switzerland	-	49,372,224	-	49,372,224
Thailand	4,310,322	-	-	4,310,322
United Kingdom	-	59,267,430	-	59,267,430
Preferred Stock
India	73,521	-	-	73,521
Mutual Funds	13,567,874	-	-	13,567,874

Total Investments	$71,679,793	$440,188,178	$-	$511,867,971

Strategic Emerging Markets Fund
Asset Investments
Common Stock*
Belgium	$-	$662,271	$-	$662,271
Bermuda	3,198,955	3,355,813	-	6,554,768
Brazil	9,403,922	-	-	9,403,922
Cayman Islands	33,965,412	15,057,954	-	49,023,366
Chile	609,991	-	-	609,991
China	-	14,662,763	-	14,662,763
Colombia	2,069,361	-	-	2,069,361
Egypt	-	1,194,470	-	1,194,470
France	-	15,153,746	-	15,153,746
Germany	746,547	-	-	746,547
Hong Kong	-	7,550,602	-	7,550,602

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total

Strategic Emerging Markets Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
India	$-	$28,309,720	$-	$28,309,720
Indonesia	-	3,018,113	-	3,018,113
Italy	-	3,401,395	-	3,401,395
Malaysia	-	1,401,619	-	1,401,619
Mexico	11,605,301	-	-	11,605,301
Netherlands	1,758,741	74,869	-	1,833,610
Philippines	-	9,008,780	-	9,008,780
Republic of Korea	-	22,991,251	-	22,991,251
Russia	-	16,908,860	-	16,908,860
South Africa	-	6,321,124	-	6,321,124
Spain	-	318,572	-	318,572
Taiwan	-	13,596,098	-	13,596,098
Turkey	-	2,008,005	-	2,008,005
United Arab Emirates	-	4,616,810	-	4,616,810
United Kingdom	-	10,593,485	-	10,593,485
United States	4,593,596	-	-	4,593,596
Preferred Stock
Brazil	2,845,696	-	-	2,845,696
India	68,970	-	-	68,970
Mutual Funds	3,315,590	-	-	3,315,590
Short-Term Investments	-	9,559,136	-	9,559,136

Total Investments	$74,182,082	$189,765,456	$-	$263,947,538

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets, as applicable.

**

None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund(s). Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended June 30, 2018 is not presented.

The Funds, with the exception of the Strategic Emerging Markets Fund had no transfers between Levels of the fair value hierarchy during the period ended June 30, 2018. The Funds recognize transfers between the Levels as of the beginning of the year.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

	Transfers In*		Transfers Out*
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs
Strategic Emerging Markets Fund	$269,060	$6,378,708	$(6,378,708)	$(269,060)

*	Transfers occurred between Level 1 and Level 2 as inputs were more/less observable.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than their original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at June 30, 2018, the following table shows

Notes to Portfolio of Investments (Unaudited) (Continued)

how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Short- Duration Bond Fund	Inflation- Protected and Income Fund	Core Bond Fund	Diversified Bond Fund	Balanced Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management				A
Directional Exposures to Currencies				M
Intention to Create Investment Leverage in Portfolio				M

Futures Contracts**
Hedging/Risk Management	A	A	A	A	A
Duration/Credit Quality Management	A	A	A	A	A
Substitution for Direct Investment	A	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M

Interest Rate Swaps***
Hedging/Risk Management		A
Duration Management		A
Asset/Liability Management		A
Substitution for Direct Investment		A
Intention to Create Investment Leverage in Portfolio		M

Credit Default Swaps (Protection Seller)
Hedging/Risk Management	A	A	A	A	A
Duration/Credit Quality Management	A	A	A	A	A
Income	A	A	A	A	A
Substitution for Direct Investment	A	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M

Options (Purchased)
Hedging/Risk Management	A	A	A	A	A
Duration/Credit Quality Management	A	A	A	A	A
Substitution for Direct Investment	A	A	A	A	A
Directional Investment	A	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.

Notes to Portfolio of Investments (Unaudited) (Continued)

At June 30, 2018, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Short-Duration Bond Fund
Asset Derivatives
Purchased Options	$-	$-	$-	$5,252,810	$5,252,810
Futures Contracts	-	-	-	861,371	861,371

Total Value	$-	$-	$-	$6,114,181	$6,114,181

Liability Derivatives
Futures Contracts	$-	$-	$-	$(1,427,962)	$(1,427,962)
Swap Agreements	(313,288)	-	-	-	(313,288)

Total Value	$(313,288)	$-	$-	$(1,427,962)	$(1,741,250)

Inflation-Protected and Income Fund
Asset Derivatives
Purchased Options	$-	$-	$-	$1,625,382	$1,625,382
Swap Agreements	-	-	-	169,967	169,967

Total Value	$-	$-	$-	$1,795,349	$1,795,349

Liability Derivatives
Futures Contracts	$-	$-	$-	$(41,345)	$(41,345)
Swap Agreements	(156,644)	-	-	(4,014)	(160,658)

Total Value	$(156,644)	$-	$-	$(45,359)	$(202,003)

Core Bond Fund
Asset Derivatives
Purchased Options	$-	$-	$-	$9,754,527	$9,754,527
Futures Contracts	-	-	-	2,605,525	2,605,525

Total Value	$-	$-	$-	$12,360,052	$12,360,052

Liability Derivatives
Futures Contracts	$-	$-	$-	$(278,653)	$(278,653)
Swap Agreements	(687,782)	-	-	-	(687,782)

Total Value	$(687,782)	$-	$-	$(278,653)	$(966,435)

Diversified Bond Fund
Asset Derivatives
Purchased Options	$-	$-	$-	$2,530,803	$2,530,803
Forward Contracts	-	-	139,041	-	139,041
Futures Contracts	-	-	-	616,820	616,820

Total Value	$-	$-	$139,041	$3,147,623	$3,286,664

Liability Derivatives
Forward Contracts	$-	$-	$(298,456)	$-	$(298,456)
Futures Contracts	-	-	-	(87,472)	(87,472)
Swap Agreements	(100,626)	-	-	-	(100,626)

Total Value	$(100,626)	$-	$(298,456)	$(87,472)	$(486,554)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Balanced Fund
Asset Derivatives
Purchased Options	$-	$-	$-	$248,246	$248,246
Futures Contracts	-	-	-	59,653	59,653

Total Value	$-	$-	$-	$307,899	$307,899

Liability Derivatives
Futures Contracts	$-	$(89,134)	$-	$(3,633)	$(92,767)
Swap Agreements	(16,598)	-	-	-	(16,598)

Total Value	$(16,598)	$(89,134)	$-	$(3,633)	$(109,365)

At June 30, 2018, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts or Shares/Units†
Fund Name	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Swaptions
Short-Duration Bond Fund	3,228	$-	$3,020,000	$106,260,000
Inflation-Protected and Income Fund	68	-	43,610,000	32,680,000
Core Bond Fund	1,851	-	6,630,000	197,240,000
Diversified Bond Fund	303	9,970,944	970,000	51,190,000
Balanced Fund	75	-	160,000	5,020,000

†	Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, and purchased swaptions, based on absolute values, at June 30, 2018.

Further details regarding the derivatives and other investments held by the Fund(s) at June 30, 2018, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other

Notes to Portfolio of Investments (Unaudited) (Continued)

market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments. A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified

Notes to Portfolio of Investments (Unaudited) (Continued)

payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap

Notes to Portfolio of Investments (Unaudited) (Continued)

agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments. A Fund’s current exposure to a counterparty is the fair value of the transaction.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

Notes to Portfolio of Investments (Unaudited) (Continued)

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Inflation-Linked Securities

Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted

Notes to Portfolio of Investments (Unaudited) (Continued)

downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.

Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.

The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.

Bank Loans

A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At June 30, 2018, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

Notes to Portfolio of Investments (Unaudited) (Continued)

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price (typically equal to the original sale price plus interest). During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the purchase price received by it from the counterparty.

Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A Fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements generally create investment leverage and involve the risk that the market value of the security that a Fund is obligated to repurchase under the agreement may decline below the repurchase price. For financial reporting purposes, cash received in exchange for securities delivered plus accrued interest payments to be made to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short term nature of reverse repurchase agreements, face value approximates fair value. Interest payments made by a Fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for a security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.

Reverse repurchase transactions are entered into by a Fund under a Master Repurchase Agreement (“MRA”), which permits the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and creates one single net payment due to or from the Fund. With reverse repurchase transactions, typically a Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

In the event the buyer of securities under an MRA files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of its securities may be restricted or forfeited, and the counterparty may fail to return/resell the securities in question to the Fund.

Reverse repurchase transactions outstanding at June 30, 2018, if any, are listed in each applicable Fund’s Portfolio of Investments.

At June 30, 2018, the average balance outstanding for open reverse repurchase agreements for the Inflation-Protected and Income Fund was $197,573,627. The maximum balance outstanding for the Inflation-Protected and Income Fund was $212,694,567 during the period ended June 30, 2018. The weighted average maturity was 48 days, at a weighted average interest rate of 1.651%.

Average balance outstanding was calculated based on daily balances outstanding during the period that the Inflation-Protected and Income Fund had entered into reverse repurchase transactions.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions

Notes to Portfolio of Investments (Unaudited) (Continued)

until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At June 30, 2018, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Notes to Portfolio of Investments (Unaudited) (Continued)

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement. For all Funds, all securities on loan are classified as common stock in the Fund’s Portfolio of Investments at June 30, 2018.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

Foreign	Securities

The Global Fund invests a significant amount of its assets in foreign securities and each of the International Equity Fund and Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Notes to Portfolio of Investments (Unaudited) (Continued)

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income of each Fund, other than the U.S. Government Money Market Fund, are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the U.S. Government Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Federal Income Tax Information

At June 30, 2018, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund	$649,415,004	$4,324,855	$(10,220,300)	$(5,895,445)
Inflation-Protected and Income Fund	469,128,041	4,204,702	(3,957,149)	247,553
Core Bond Fund	1,218,066,329	9,983,385	(25,457,500)	(15,474,115)
Diversified Bond Fund	229,527,188	1,773,706	(4,717,488)	(2,943,782)
High Yield Fund	473,776,984	9,754,606	(20,635,093)	(10,880,487)
Balanced Fund	101,309,750	13,808,439	(2,802,521)	11,005,918
Disciplined Value Fund	199,763,508	19,335,770	(6,285,465)	13,050,305
Main Street Fund	115,268,084	18,752,273	(2,878,719)	15,873,554
Disciplined Growth Fund	345,909,961	64,782,657	(5,697,876)	59,084,781
Small Cap Opportunities Fund	211,970,380	42,771,355	(3,751,109)	39,020,246
Global Fund	198,464,501	134,668,048	(7,024,165)	127,643,883
International Equity Fund	426,815,402	116,852,590	(31,800,021)	85,052,569
Strategic Emerging Markets Fund	225,027,599	54,028,173	(15,108,234)	38,919,939

Note: The aggregate cost for investments for the U.S. Government Money Market Fund at June 30, 2018, is the same for financial reporting and federal income tax purposes.

Notes to Portfolio of Investments (Unaudited) (Continued)

4.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended June 30, 2018, was as follows:

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 6/30/18	Number of Shares Held as of 6/30/18	Dividend Income	Realized Gains Distributions
Global Fund
Oppenheimer Institutional Government Money Market Fund Class E*	$5,490,037	$59,453,141	$(62,377,639)	$-	$2	$2,565,541	2,565,541	$52,937	$-

International Equity Fund
Oppenheimer Institutional Government Money Market Fund Class E*	$14,724,140	$84,124,974	$(95,496,737)	$-	$-	$3,352,377	3,352,377	$115,531	$-

*	Fund advised by OFI Global Asset Management, Inc.

5.	New Accounting Pronouncements

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments, for all reporting periods ending after August 1, 2017. The Funds have adopted the Rule’s Regulation S-X amendments and the Funds’ financial statements are in compliance with those amendments. In December 2017, the SEC issued a temporary final rule (“Temporary Rule”) that provides for a nine-month delay of N-PORT filing with the SEC. Under the Temporary Rule, those funds subject to the original June 1, 2018 compliance date will still be required to gather and maintain all of the data required by Form N-PORT as of the original reporting date and such information will be subject to examination by the SEC staff.

In March 2017, FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 would first be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of these changes and its impact on the Funds’ financial statements.

6.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Balanced Fund, Disciplined Value Fund, and Small Cap Opportunities Fund, plus interest and the Official Committee’s court costs, are approximately $44,200, $299,880, and $414,800, respectively.

In addition, on June 2, 2011, the Disciplined Value Fund and Small Cap Opportunities Fund were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its

Notes to Portfolio of Investments (Unaudited) (Continued)

capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Premier Funds

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date	8/22/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date	8/22/2018

By	/s/ Renee Hitchcock
Renee Hitchcock, Treasurer and Principal Financial Officer
Date	8/22/2018